UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: June 1, 2013 – September 30, 2013

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2013. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	3,089,692	$33,899,411
ATM Large Cap Portfolio‡	10,322,639	138,075,622
ATM Mid Cap Portfolio‡	708,119	8,223,749
ATM Small Cap Portfolio‡	441,232	6,335,046
EQ/AllianceBernstein Small Cap Growth Portfolio‡	190,975	4,157,558
EQ/BlackRock Basic Value Equity Portfolio‡	1,844,436	33,711,065
EQ/Boston Advisors Equity Income Portfolio‡	4,050,892	28,049,922
EQ/Core Bond Index Portfolio‡	49,457,597	495,752,542
EQ/GAMCO Small Company Value Portfolio‡	206,811	10,834,821
EQ/Global Bond PLUS Portfolio‡	2,267,095	21,638,771
EQ/Global Multi-Sector Equity Portfolio‡	425,081	5,942,697
EQ/Intermediate Government Bond Portfolio‡	67,279,621	692,009,490
EQ/International Core PLUS Portfolio‡	478,504	4,741,060
EQ/International Equity Index Portfolio‡	40,166	380,389
EQ/International ETF Portfolio‡	493,120	3,556,659
EQ/International Value PLUS Portfolio‡	299,375	3,752,307
EQ/Large Cap Core PLUS Portfolio‡	1,771,598	14,706,761
EQ/Large Cap Growth Index Portfolio‡	1,182,279	14,282,852
EQ/Large Cap Growth PLUS Portfolio‡	1,452,307	32,845,813
EQ/Large Cap Value PLUS Portfolio‡	275,176	3,617,170
EQ/MFS International Growth Portfolio‡	2,630,965	19,204,894
EQ/PIMCO Ultra Short Bond Portfolio‡	26,885,123	268,402,430
Multimanager Core Bond Portfolio‡	5,209,705	51,949,008
Multimanager International Equity Portfolio‡	140,125	1,630,551
Multimanager Large Cap Core Equity Portfolio‡	1,674,441	21,758,445
Multimanager Large Cap Value Portfolio‡	158,470	1,994,141
Multimanager Mid Cap Growth Portfolio*‡	181,616	2,324,845
Multimanager Mid Cap Value Portfolio‡	168,267	2,100,012
Multimanager Multi-Sector Bond Portfolio‡	6,897,575	27,630,577
Multimanager Small Cap Growth Portfolio*‡	240,628	2,728,270

Total Investments (99.5%) (Cost $1,819,914,155)		1,956,236,878
Other Assets Less Liabilities (0.5%)		10,496,094

Net Assets (100%)		$1,966,732,972

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$45,516,779	$799,489	$17,804,276	$33,899,411	$2,521	$288,777
ATM Large Cap Portfolio	155,826,360	3,749,289	39,742,769	138,075,622	—	9,042,815
ATM Mid Cap Portfolio	9,242,483	321,209	2,992,704	8,223,749	—	240,516
ATM Small Cap Portfolio	5,771,776	202,217	954,725	6,335,046	—	159,502
EQ/AllianceBernstein Small Cap Growth Portfolio	4,090,562	104,745	812,225	4,157,558	—	339,727
EQ/BlackRock Basic Value Equity Portfolio	29,295,349	298,863	2,523,211	33,711,065	—	511,684
EQ/Boston Advisors Equity Income Portfolio	25,928,994	557,958	2,656,396	28,049,922	—	637,594
EQ/Core Bond Index Portfolio	572,453,338	33,161,341	103,265,677	495,752,542	—	(79,261)
EQ/Davis New York Venture Portfolio	962,188	—	815,548	—	—	249,219
EQ/GAMCO Small Company Value Portfolio	9,361,903	297,381	884,067	10,834,821	6,010	319,315
EQ/Global Bond PLUS Portfolio	25,857,052	631,036	4,047,952	21,638,771	2,961	228,165
EQ/Global Multi-Sector Equity Portfolio	10,623,526	200,867	4,977,921	5,942,697	1,625	1,045,343
EQ/Intermediate Government Bond Portfolio	796,125,550	48,745,802	144,928,183	692,009,490	—	(264,874)
EQ/International Core PLUS Portfolio	6,959,248	99,738	2,722,732	4,741,060	117	288,899
EQ/International Equity Index Portfolio	1,621,356	177	1,127,592	380,389	177	372,408
EQ/International ETF Portfolio	3,118,662	20,194	—	3,556,659	—	20,194
EQ/International Value PLUS Portfolio	3,795,336	2,603	485,839	3,752,307	2,603	14,161
EQ/Large Cap Core PLUS Portfolio	16,616,579	308,765	4,679,208	14,706,761	—	365,589
EQ/Large Cap Growth Index Portfolio	16,258,074	298,863	3,838,076	14,282,852	—	1,196,819
EQ/Large Cap Growth PLUS Portfolio	35,234,285	796,968	7,620,734	32,845,813	—	2,472,318
EQ/Large Cap Value PLUS Portfolio	13,186,826	398,484	8,125,241	3,617,170	—	3,421,285
EQ/MFS International Growth Portfolio	20,882,455	398,484	3,642,459	19,204,894	—	404,067
EQ/PIMCO Ultra Short Bond Portfolio	307,104,383	15,444,301	54,627,340	268,402,430	—	763
Multimanager Core Bond Portfolio	57,033,233	6,711,778	10,092,124	51,949,008	574,112	165,647
Multimanager International Equity Portfolio	2,789,451	99,621	1,464,704	1,630,551	—	46,927
Multimanager Large Cap Core Equity Portfolio	21,109,758	420,393	3,132,170	21,758,445	21,909	914,356
Multimanager Large Cap Value Portfolio	18,552,331	398,484	11,510,083	1,994,141	—	8,036,443
Multimanager Mid Cap Growth Portfolio	3,360,620	—	1,135,165	2,324,845	—	864,834
Multimanager Mid Cap Value Portfolio	4,075,230	99,621	2,183,293	2,100,012	—	828,338
Multimanager Multi-Sector Bond Portfolio	31,353,057	2,601,237	6,043,842	27,630,577	3,511	25,947
Multimanager Small Cap Growth Portfolio	2,330,027	39,848	303,717	2,728,270	—	100,935

	$2,256,436,771	$117,209,756	$449,139,973	$1,956,236,878	$615,546	$32,258,452

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,956,236,878	$—	$1,956,236,878

Total Assets	$—	$1,956,236,878	$—	$1,956,236,878

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,956,236,878	$—	$1,956,236,878

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,209,756
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$479,217,379

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,909,206
Aggregate gross unrealized depreciation	(90,802)

Net unrealized appreciation	$135,818,404

Federal income tax cost of investments	$1,820,418,474

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	7,961,440	$87,351,147
ATM Large Cap Portfolio‡	15,865,758	212,220,382
ATM Mid Cap Portfolio‡	1,878,484	21,815,794
ATM Small Cap Portfolio‡	3,065,813	44,017,776
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,300,784	28,318,346
EQ/AXA Franklin Small Cap Value Core Portfolio‡	305,526	4,106,710
EQ/BlackRock Basic Value Equity Portfolio‡	2,514,674	45,961,110
EQ/Boston Advisors Equity Income Portfolio‡	6,327,803	43,816,123
EQ/Core Bond Index Portfolio‡	36,572,818	366,598,231
EQ/GAMCO Small Company Value Portfolio‡	424,501	22,239,671
EQ/Global Bond PLUS Portfolio‡	1,761,442	16,812,457
EQ/Global Multi-Sector Equity Portfolio‡	1,616,728	22,602,077
EQ/Intermediate Government Bond Portfolio‡	49,567,316	509,828,279
EQ/International Core PLUS Portfolio‡	1,248,077	12,366,058
EQ/International Equity Index Portfolio‡	342,340	3,242,126
EQ/International ETF Portfolio‡	785,283	5,663,898
EQ/International Value PLUS Portfolio‡	719,219	9,014,540
EQ/Large Cap Core PLUS Portfolio‡	3,125,551	25,946,484
EQ/Large Cap Growth Index Portfolio‡	1,756,563	21,220,644
EQ/Large Cap Growth PLUS Portfolio‡	2,284,685	51,671,118
EQ/Large Cap Value PLUS Portfolio‡	1,132,163	14,882,195
EQ/MFS International Growth Portfolio‡	5,733,560	41,852,474
EQ/Mid Cap Index Portfolio‡	306,547	3,564,033
EQ/PIMCO Ultra Short Bond Portfolio‡	19,809,291	197,762,235
EQ/Small Company Index Portfolio‡	155,704	1,914,333
Multimanager Core Bond Portfolio‡	3,826,803	38,159,285
Multimanager International Equity Portfolio‡	604,782	7,037,476
Multimanager Large Cap Core Equity Portfolio‡	1,880,369	24,434,365
Multimanager Large Cap Value Portfolio‡	546,743	6,880,047
Multimanager Mid Cap Growth Portfolio*‡	249,716	3,196,582
Multimanager Mid Cap Value Portfolio‡	825,903	10,307,447
Multimanager Multi-Sector Bond Portfolio‡	4,874,828	19,527,778
Multimanager Small Cap Growth Portfolio*‡	275,128	3,119,430
Multimanager Small Cap Value Portfolio‡	217,763	3,210,577

Total Investments (100.0%) (Cost $1,680,772,427)		1,930,661,228
Other Assets Less Liabilities (0.0%)		52,066

Net Assets (100%)		$1,930,713,294

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$98,322,391	$1,155,333	$24,991,643	$87,351,147	$6,796	$330,372
ATM Large Cap Portfolio	218,406,983	4,048,849	39,981,151	212,220,382	—	9,708,023
ATM Mid Cap Portfolio	29,228,827	875,014	12,423,254	21,815,794	—	1,745,129
ATM Small Cap Portfolio	39,813,006	1,110,528	6,080,723	44,017,776	—	1,240,522
EQ/AllianceBernstein Small Cap Growth Portfolio	24,388,497	518,061	2,727,100	28,318,346	—	667,053
EQ/AXA Franklin Small Cap Value Core Portfolio	4,084,205	114,854	594,035	4,106,710	—	438,166
EQ/BlackRock Basic Value Equity Portfolio	38,710,835	287,134	2,151,779	45,961,110	—	428,725
EQ/Boston Advisors Equity Income Portfolio	38,761,855	690,344	2,299,768	43,816,123	—	683,945
EQ/Core Bond Index Portfolio	372,998,104	37,921,870	39,803,502	366,598,231	—	(63,743)
EQ/Davis New York Venture Portfolio	721,641	—	611,661	—	—	186,914
EQ/GAMCO Small Company Value Portfolio	18,383,816	519,270	928,000	22,239,671	12,291	496,326
EQ/Global Bond PLUS Portfolio	16,563,496	2,351,615	1,560,416	16,812,457	2,283	164,937
EQ/Global Multi-Sector Equity Portfolio	28,804,427	292,585	8,507,522	22,602,077	5,451	1,072,982
EQ/Intermediate Government Bond Portfolio	517,403,870	53,132,382	55,226,666	509,828,279	—	(98,971)
EQ/International Core PLUS Portfolio	12,888,276	115,105	1,914,570	12,366,058	251	117,631
EQ/International Equity Index Portfolio	4,115,535	57,833	1,128,884	3,242,126	406	387,217
EQ/International ETF Portfolio	7,685,921	153,164	3,046,774	5,663,898	—	23,738
EQ/International Value PLUS Portfolio	9,359,030	63,711	1,515,562	9,014,540	6,284	539
EQ/Large Cap Core PLUS Portfolio	23,260,569	247,005	1,881,635	25,946,484	—	200,065
EQ/Large Cap Growth Index Portfolio	20,110,554	344,561	1,930,719	21,220,644	—	1,165,886
EQ/Large Cap Growth PLUS Portfolio	47,503,483	746,549	4,943,032	51,671,118	—	1,766,278
EQ/Large Cap Value PLUS Portfolio	24,101,532	401,988	8,526,274	14,882,195	—	4,586,432
EQ/MFS International Growth Portfolio	41,442,593	459,415	3,783,768	41,852,474	—	345,038
EQ/Mid Cap Index Portfolio	3,721,208	—	610,835	3,564,033	—	389,165
EQ/PIMCO Ultra Short Bond Portfolio	198,942,568	19,653,077	21,158,116	197,762,235	—	2,015
EQ/Small Company Index Portfolio	3,224,973	7,823	1,350,455	1,914,333	—	657,368
Multimanager Core Bond Portfolio	37,512,991	5,974,273	4,117,102	38,159,285	411,649	114,913
Multimanager International Equity Portfolio	7,641,646	57,427	1,525,003	7,037,476	—	(8,902)
Multimanager Large Cap Core Equity Portfolio	22,526,682	369,059	2,649,720	24,434,365	24,498	446,885
Multimanager Large Cap Value Portfolio	27,541,963	344,561	16,788,145	6,880,047	—	7,808,459

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Growth Portfolio	$3,263,315	$—	$617,623	$3,196,582	$—	$382,377
Multimanager Mid Cap Value Portfolio	10,499,843	63,574	2,089,602	10,307,447	—	474,042
Multimanager Multi-Sector Bond Portfolio	20,515,130	1,232,167	2,051,412	19,527,778	2,459	12,991
Multimanager Small Cap Growth Portfolio	2,702,564	57,427	376,440	3,119,430	—	139,660
Multimanager Small Cap Value Portfolio	2,874,496	57,427	434,819	3,210,577	—	81,281

	$1,978,026,825	$133,423,985	$280,327,710	$1,930,661,228	$472,368	$36,093,458

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,930,661,228	$—	$1,930,661,228

Total Assets	$—	$1,930,661,228	$—	$1,930,661,228

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,930,661,228	$—	$1,930,661,228

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,423,985
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$312,238,878

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,958,840
Aggregate gross unrealized depreciation	(12,849,232)

Net unrealized appreciation	$249,109,608

Federal income tax cost of investments	$1,681,551,620

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	68,072,140	$746,872,361
ATM Large Cap Portfolio‡	93,998,422	1,257,322,915
ATM Mid Cap Portfolio‡	8,904,931	103,417,487
ATM Small Cap Portfolio‡	22,763,491	326,829,576
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,075,569	262,887,803
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,958,565	53,208,888
EQ/BlackRock Basic Value Equity Portfolio‡	12,664,715	231,475,071
EQ/Boston Advisors Equity Income Portfolio‡	30,884,096	213,853,270
EQ/Core Bond Index Portfolio‡	162,953,105	1,633,407,617
EQ/GAMCO Small Company Value Portfolio‡	3,268,997	171,263,056
EQ/Global Bond PLUS Portfolio‡	7,919,021	75,584,768
EQ/Global Multi-Sector Equity Portfolio‡	12,863,913	179,839,257
EQ/Intermediate Government Bond Portfolio‡	220,954,723	2,272,646,068
EQ/International Core PLUS Portfolio‡	10,507,831	104,112,493
EQ/International Equity Index Portfolio‡	1,674,604	15,859,300
EQ/International ETF Portfolio‡	8,852,702	63,850,628
EQ/International Value PLUS Portfolio‡	5,338,246	66,908,422
EQ/Large Cap Core PLUS Portfolio‡	17,254,349	143,235,455
EQ/Large Cap Growth Index Portfolio‡	8,427,907	101,815,661
EQ/Large Cap Growth PLUS Portfolio‡	15,076,157	340,966,874
EQ/Large Cap Value PLUS Portfolio‡	7,278,833	95,679,728
EQ/MFS International Growth Portfolio‡	43,364,991	316,545,433
EQ/Mid Cap Index Portfolio‡	334,086	3,884,215
EQ/PIMCO Ultra Short Bond Portfolio‡	87,464,141	873,181,361
EQ/Small Company Index Portfolio‡	283,116	3,480,836
Multimanager Core Bond Portfolio‡	16,167,666	161,217,224
Multimanager International Equity Portfolio‡	6,818,273	79,340,061
Multimanager Large Cap Core Equity Portfolio‡	8,951,693	116,322,332
Multimanager Large Cap Value Portfolio‡	8,309,627	104,565,780
Multimanager Mid Cap Growth Portfolio*‡	994,348	12,728,533
Multimanager Mid Cap Value Portfolio‡	3,693,994	46,101,847
Multimanager Multi-Sector Bond Portfolio‡	21,765,215	87,187,951
Multimanager Small Cap Growth Portfolio*‡	4,692,960	53,209,303
Multimanager Small Cap Value Portfolio‡	1,153,482	17,006,328

Total Investments (100.0%) (Cost $8,770,748,143)		10,335,807,902
Other Assets Less Liabilities (0.0%)		(1,682,403)

Net Assets (100%)		$10,334,125,499

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$764,017,023	$830,169	$121,462,414	$746,872,361	$56,044	$1,050,376
ATM Large Cap Portfolio	1,238,552,396	9,937,058	172,339,261	1,257,322,915	—	42,837,616
ATM Mid Cap Portfolio	141,510,718	2,950,148	61,057,569	103,417,487	—	7,840,312
ATM Small Cap Portfolio	300,343,915	5,864,926	48,059,676	326,829,576	—	10,700,716
EQ/AllianceBernstein Small Cap Growth Portfolio	215,727,493	2,717,650	12,473,055	262,887,803	—	4,192,328
EQ/AXA Franklin Small Cap Value Core Portfolio	49,153,627	77,413	6,368,025	53,208,888	—	1,683,254
EQ/BlackRock Basic Value Equity Portfolio	193,527,869	154,825	8,379,199	231,475,071	—	1,723,359
EQ/Boston Advisors Equity Income Portfolio	186,575,200	2,097,450	7,543,281	213,853,270	—	2,843,948
EQ/Core Bond Index Portfolio	1,569,797,254	189,625,663	106,099,567	1,633,407,617	—	(22,708)
EQ/Davis New York Venture Portfolio	5,532,581	—	4,689,401	—	—	1,433,009
EQ/GAMCO Small Company Value Portfolio	141,164,507	3,221,728	6,025,111	171,263,056	94,774	3,733,665
EQ/Global Bond PLUS Portfolio	70,144,290	12,884,564	5,090,746	75,584,768	10,277	757,408
EQ/Global Multi-Sector Equity Portfolio	185,221,280	222,153	30,498,236	179,839,257	41,523	(2,711,918)
EQ/Intermediate Government Bond Portfolio	2,192,820,418	252,270,767	148,477,825	2,272,646,068	—	(306,974)
EQ/International Core PLUS Portfolio	104,243,065	79,528	10,706,409	104,112,493	2,116	1,344,870
EQ/International Equity Index Portfolio	18,648,928	53,348	3,282,134	15,859,300	1,739	2,085,385
EQ/International ETF Portfolio	67,972,172	472,079	12,756,703	63,850,628	—	689,242
EQ/International Value PLUS Portfolio	73,022,013	101,772	16,331,443	66,908,422	50,164	(963,923)
EQ/Large Cap Core PLUS Portfolio	126,735,084	224,611	7,528,284	143,235,455	—	986,105
EQ/Large Cap Growth Index Portfolio	95,179,163	180,629	6,156,137	101,815,661	—	5,845,731
EQ/Large Cap Growth PLUS Portfolio	298,562,879	361,258	15,272,342	340,966,874	—	7,869,194
EQ/Large Cap Value PLUS Portfolio	159,927,658	206,433	48,400,822	95,679,728	—	42,569,255
EQ/MFS International Growth Portfolio	304,293,194	283,846	16,618,089	316,545,433	—	1,903,268
EQ/Mid Cap Index Portfolio	11,359,247	—	4,862,980	3,884,215	—	5,137,020
EQ/PIMCO Ultra Short Bond Portfolio	833,583,300	93,973,949	55,775,409	873,181,361	—	4,210
EQ/Small Company Index Portfolio	19,496,482	9,345	11,936,553	3,480,836	—	8,072,792
Multimanager Core Bond Portfolio	161,622,895	16,310,776	11,782,026	161,217,224	1,693,848	440,590
Multimanager International Equity Portfolio	97,117,723	51,608	26,366,881	79,340,061	—	2,000,639
Multimanager Large Cap Core Equity Portfolio	105,860,362	297,577	10,841,749	116,322,332	116,948	944,569
Multimanager Large Cap Value Portfolio	170,605,603	180,629	90,828,853	104,565,780	—	3,457,465
Multimanager Mid Cap Growth Portfolio	13,805,033	—	3,502,583	12,728,533	—	1,497,417

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$42,873,727	$25,804	$5,411,108	$46,101,847	$—	$1,272,651
Multimanager Multi-Sector Bond Portfolio	78,913,683	14,088,379	5,075,057	87,187,951	10,967	(23,778)
Multimanager Small Cap Growth Portfolio	42,208,104	51,608	2,538,160	53,209,303	—	829,359
Multimanager Small Cap Value Portfolio	16,874,424	25,804	4,624,890	17,006,328	—	58,870

	$10,096,993,310	$609,833,497	$1,109,161,978	$10,335,807,902	$2,078,400	$161,775,322

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,335,807,902	$—	$10,335,807,902

Total Assets	$—	$10,335,807,902	$—	$10,335,807,902

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,335,807,902	$—	$10,335,807,902

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$609,833,497
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,244,626,280

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,629,882,076
Aggregate gross unrealized depreciation	(65,313,747)

Net unrealized appreciation	$1,564,568,329

Federal income tax cost of investments	$8,771,239,573

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	101,802,192	$1,116,950,973
ATM Large Cap Portfolio‡	150,296,077	2,010,360,361
ATM Mid Cap Portfolio‡	12,980,110	150,744,620
ATM Small Cap Portfolio‡	45,103,738	647,582,387
EQ/AllianceBernstein Small Cap Growth Portfolio‡	21,088,661	459,104,827
EQ/AXA Franklin Small Cap Value Core Portfolio‡	7,770,408	104,445,620
EQ/BlackRock Basic Value Equity Portfolio‡	15,671,199	286,425,066
EQ/Boston Advisors Equity Income Portfolio‡	35,668,083	246,979,422
EQ/Core Bond Index Portfolio‡	109,951,847	1,102,134,164
EQ/GAMCO Small Company Value Portfolio‡	3,827,224	200,508,626
EQ/Global Bond PLUS Portfolio‡	626,741	5,982,059
EQ/Global Multi-Sector Equity Portfolio‡	16,779,448	234,578,964
EQ/Intermediate Government Bond Portfolio‡	153,652,507	1,580,404,176
EQ/International Core PLUS Portfolio‡	16,600,437	164,478,562
EQ/International Equity Index Portfolio‡	5,270,031	49,909,720
EQ/International ETF Portfolio‡	14,055,581	101,376,695
EQ/International Value PLUS Portfolio‡	10,698,454	134,092,125
EQ/Large Cap Core PLUS Portfolio‡	22,345,107	185,495,931
EQ/Large Cap Growth Index Portfolio‡	16,413,538	198,288,276
EQ/Large Cap Growth PLUS Portfolio‡	20,507,976	463,814,515
EQ/Large Cap Value PLUS Portfolio‡	19,781,566	260,027,257
EQ/MFS International Growth Portfolio‡	56,869,792	415,124,566
EQ/Mid Cap Index Portfolio‡	231,763	2,694,571
EQ/PIMCO Ultra Short Bond Portfolio‡	58,683,811	585,858,497
EQ/Small Company Index Portfolio‡	761,429	9,361,550
Multimanager Core Bond Portfolio‡	11,367,822	113,355,182
Multimanager International Equity Portfolio‡	10,400,794	121,027,659
Multimanager Large Cap Core Equity Portfolio‡	21,185,138	275,289,217
Multimanager Large Cap Value Portfolio‡	20,891,767	262,895,526
Multimanager Mid Cap Growth Portfolio*‡	1,016,320	13,009,792
Multimanager Mid Cap Value Portfolio‡	1,283,644	16,020,157
Multimanager Multi-Sector Bond Portfolio‡	15,117,429	60,557,991
Multimanager Small Cap Growth Portfolio*‡	15,217,380	172,536,363
Multimanager Small Cap Value Portfolio‡	5,543,308	81,727,590

Total Investments (100.0%) (Cost $9,257,878,723)		11,833,143,007
Other Assets Less Liabilities (0.0%)		(3,066,801)

Net Assets (100%)		$11,830,076,206

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$1,093,126,496	$1,676,047	$130,520,174	$1,116,950,973	$83,116	$1,777,136
ATM Large Cap Portfolio	1,895,473,199	16,702,997	199,466,773	2,010,360,361	—	50,615,878
ATM Mid Cap Portfolio	208,010,564	4,260,219	88,155,126	150,744,620	—	11,511,383
ATM Small Cap Portfolio	567,426,130	11,482,000	64,411,059	647,582,387	—	17,153,162
EQ/AllianceBernstein Small Cap Growth Portfolio	376,293,852	4,852,506	21,516,625	459,104,827	—	6,747,260
EQ/AXA Franklin Small Cap Value Core Portfolio	92,440,979	163,378	8,706,529	104,445,620	—	2,221,400
EQ/BlackRock Basic Value Equity Portfolio	242,313,249	326,755	13,209,811	286,425,066	—	2,646,047
EQ/Boston Advisors Equity Income Portfolio	219,237,306	2,564,317	11,991,994	246,979,422	—	4,360,888
EQ/Core Bond Index Portfolio	1,025,836,360	164,550,078	75,196,973	1,102,134,164	—	(84,253)
EQ/Davis New York Venture Portfolio	4,810,940	—	4,077,740	—	—	1,246,096
EQ/GAMCO Small Company Value Portfolio	170,594,585	3,949,680	12,389,744	200,508,626	111,284	5,237,218
EQ/Global Bond PLUS Portfolio	—	6,010,377	—	5,982,059	132	10,245
EQ/Global Multi-Sector Equity Portfolio	222,284,422	380,819	16,044,945	234,578,964	54,063	(189,086)
EQ/Intermediate Government Bond Portfolio	1,465,710,126	238,205,597	107,193,758	1,580,404,176	—	(166,714)
EQ/International Core PLUS Portfolio	154,280,569	166,715	7,130,312	164,478,562	3,337	797,617
EQ/International Equity Index Portfolio	64,197,177	168,388	14,176,225	49,909,720	5,011	7,751,704
EQ/International ETF Portfolio	99,160,945	743,750	10,853,379	101,376,695	—	654,923
EQ/International Value PLUS Portfolio	128,068,483	219,412	11,367,984	134,092,125	96,879	(422,037)
EQ/Large Cap Core PLUS Portfolio	164,965,351	368,704	10,667,598	185,495,931	—	1,347,934
EQ/Large Cap Growth Index Portfolio	182,196,403	408,444	10,578,579	198,288,276	—	9,241,244
EQ/Large Cap Growth PLUS Portfolio	412,190,452	804,839	22,895,327	463,814,515	—	15,528,673
EQ/Large Cap Value PLUS Portfolio	300,189,457	490,133	53,021,823	260,027,257	—	43,761,964
EQ/MFS International Growth Portfolio	402,165,649	571,821	24,887,101	415,124,566	—	2,860,651
EQ/Mid Cap Index Portfolio	11,323,755	—	5,475,591	2,694,571	—	5,524,409
EQ/PIMCO Ultra Short Bond Portfolio	542,435,705	82,140,724	39,637,744	585,858,497	—	1,902
EQ/Small Company Index Portfolio	19,476,541	25,132	9,880,917	9,361,550	—	5,144,215
Multimanager Core Bond Portfolio	99,483,674	25,094,212	7,913,565	113,355,182	1,124,851	320,348
Multimanager International Equity Portfolio	155,940,093	163,378	42,868,027	121,027,659	—	9,059,902
Multimanager Large Cap Core Equity Portfolio	241,877,883	644,670	18,045,597	275,289,217	275,062	(5,149)
Multimanager Large Cap Value Portfolio	288,989,931	367,599	78,401,651	262,895,526	—	2,436,190
Multimanager Mid Cap Growth Portfolio	10,979,740	—	684,319	13,009,792	—	315,681
Multimanager Mid Cap Value Portfolio	12,816,274	—	—	16,020,157	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
Multimanager Multi-Sector Bond Portfolio	$54,373,965	$10,589,299	$3,950,822	$60,557,991	$7,610	$13,143
Multimanager Small Cap Growth Portfolio	136,166,399	206,230	7,571,053	172,536,363	—	2,541,466
Multimanager Small Cap Value Portfolio	71,218,145	42,853	10,194,505	81,727,590	—	(9,915)

	$11,136,054,799	$578,341,073	$1,143,083,370	$11,833,143,007	$1,761,345	$209,951,525

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,833,143,007	$—	$11,833,143,007

Total Assets	$—	$11,833,143,007	$—	$11,833,143,007

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,833,143,007	$—	$11,833,143,007

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$578,341,073
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,313,116,758

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,585,388,373
Aggregate gross unrealized depreciation	(10,454,377)

Net unrealized appreciation	$2,574,933,996

Federal income tax cost of investments	$9,258,209,011

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	35,255,665	$386,817,307
ATM Large Cap Portfolio‡	62,326,645	833,681,218
ATM Mid Cap Portfolio‡	5,404,100	62,760,556
ATM Small Cap Portfolio‡	15,752,450	226,167,703
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,845,211	127,251,536
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,209,634	43,142,167
EQ/BlackRock Basic Value Equity Portfolio‡	4,333,324	79,200,874
EQ/Boston Advisors Equity Income Portfolio‡	7,821,226	54,157,156
EQ/Core Bond Index Portfolio‡	10,137,287	101,614,026
EQ/GAMCO Small Company Value Portfolio‡	2,195,051	114,998,930
EQ/Global Multi-Sector Equity Portfolio‡	5,479,352	76,602,094
EQ/Intermediate Government Bond Portfolio‡	14,184,503	145,895,745
EQ/International Core PLUS Portfolio‡	5,441,419	53,914,048
EQ/International Equity Index Portfolio‡	5,982,685	56,658,893
EQ/International ETF Portfolio‡	5,155,657	37,185,479
EQ/International Value PLUS Portfolio‡	6,558,459	82,202,315
EQ/Large Cap Core PLUS Portfolio‡	8,171,136	67,831,965
EQ/Large Cap Growth Index Portfolio‡	9,654,552	116,634,475
EQ/Large Cap Growth PLUS Portfolio‡	7,457,976	168,671,801
EQ/Large Cap Value PLUS Portfolio‡	14,907,074	195,952,406
EQ/MFS International Growth Portfolio‡	24,007,372	175,243,299
EQ/Mid Cap Index Portfolio‡	425,401	4,945,879
EQ/PIMCO Ultra Short Bond Portfolio‡	5,371,290	53,623,241
EQ/Small Company Index Portfolio‡	388,807	4,780,273
Multimanager Core Bond Portfolio‡	1,007,451	10,045,878
Multimanager International Equity Portfolio‡	3,241,879	37,723,757
Multimanager Large Cap Core Equity Portfolio‡	8,696,516	113,006,450
Multimanager Large Cap Value Portfolio‡	12,942,036	162,858,570
Multimanager Mid Cap Growth Portfolio*‡	656,627	8,405,407
Multimanager Mid Cap Value Portfolio‡	590,500	7,369,562
Multimanager Multi-Sector Bond Portfolio‡	1,448,070	5,800,737
Multimanager Small Cap Growth Portfolio*‡	6,516,801	73,888,217
Multimanager Small Cap Value Portfolio‡	435,553	6,421,567

Total Investments (99.9%) (Cost $2,632,449,568)		3,695,453,531
Other Assets Less Liabilities (0.1%)		3,690,747

Net Assets (100%)		$3,699,144,278

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$357,491,420	$5,229,598	$27,593,391	$386,817,307	$28,419	$349,796
ATM Large Cap Portfolio	747,805,547	15,178,869	56,126,912	833,681,218	—	12,414,553
ATM Mid Cap Portfolio	67,419,616	2,169,526	17,939,966	62,760,556	—	1,905,106
ATM Small Cap Portfolio	187,153,020	6,127,253	11,294,778	226,167,703	—	5,642,721
EQ/AllianceBernstein Small Cap Growth Portfolio	104,111,115	2,413,432	6,827,479	127,251,536	—	1,828,889
EQ/AXA Franklin Small Cap Value Core Portfolio	38,321,901	611,903	4,247,838	43,142,167	—	1,039,596
EQ/BlackRock Basic Value Equity Portfolio	67,545,248	1,121,823	4,525,655	79,200,874	—	1,501,307
EQ/Boston Advisors Equity Income Portfolio	48,962,675	1,418,426	4,129,967	54,157,156	—	1,301,755
EQ/Core Bond Index Portfolio	91,664,058	17,723,807	6,586,168	101,614,026	—	(11,301)
EQ/GAMCO Small Company Value Portfolio	94,417,384	3,010,008	4,523,991	114,998,930	63,582	2,435,730
EQ/Global Multi-Sector Equity Portfolio	71,182,870	833,507	4,436,882	76,602,094	17,635	(53,637)
EQ/Intermediate Government Bond Portfolio	126,419,396	30,213,148	9,251,351	145,895,745	—	(11,596)
EQ/International Core PLUS Portfolio	50,270,575	511,014	2,690,629	53,914,048	1,094	48,899
EQ/International Equity Index Portfolio	51,395,932	515,331	2,427,518	56,658,893	5,412	312,010
EQ/International ETF Portfolio	34,287,856	620,388	2,193,414	37,185,479	—	210,660
EQ/International Value PLUS Portfolio	74,137,700	465,113	2,170,903	82,202,315	57,178	20,720
EQ/Large Cap Core PLUS Portfolio	59,712,812	861,086	4,013,991	67,831,965	—	414,469
EQ/Large Cap Growth Index Portfolio	101,714,149	1,223,807	4,593,558	116,634,475	—	1,981,310
EQ/Large Cap Growth PLUS Portfolio	147,618,702	2,549,598	9,125,860	168,671,801	—	4,571,780
EQ/Large Cap Value PLUS Portfolio	170,478,358	1,754,305	8,204,325	195,952,406	—	2,684,712
EQ/MFS International Growth Portfolio	162,942,447	6,539,678	10,477,918	175,243,299	—	480,194
EQ/Mid Cap Index Portfolio	5,654,217	—	1,154,647	4,945,879	—	845,353
EQ/PIMCO Ultra Short Bond Portfolio	48,220,261	8,611,903	3,286,904	53,623,241	—	529
EQ/Small Company Index Portfolio	6,126,109	20,883	2,161,832	4,780,273	—	859,052
Multimanager Core Bond Portfolio	10,676,152	239,531	546,904	10,045,878	110,474	28,074
Multimanager International Equity Portfolio	35,517,905	509,920	2,712,972	37,723,757	—	26,556
Multimanager Large Cap Core Equity Portfolio	97,257,930	1,255,152	6,101,137	113,006,450	112,751	465
Multimanager Large Cap Value Portfolio	157,744,047	1,223,807	26,520,410	162,858,570	—	554,457
Multimanager Mid Cap Growth Portfolio	6,486,806	—	—	8,405,407	—	—
Multimanager Mid Cap Value Portfolio	5,895,718	—	—	7,369,562	—	—
Multimanager Multi-Sector Bond Portfolio	6,293,447	102,715	544,062	5,800,737	731	3,844
Multimanager Small Cap Growth Portfolio	56,983,369	611,903	2,781,618	73,888,217	—	505,815
Multimanager Small Cap Value Portfolio	5,428,636	143,140	520,327	6,421,567	—	176,860

	$3,297,337,378	$113,810,574	$249,713,307	$3,695,453,531	$397,276	$42,068,678

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,695,453,531	$—	$3,695,453,531

Total Assets	$—	$3,695,453,531	$—	$3,695,453,531

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,695,453,531	$—	$3,695,453,531

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,810,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$276,662,250

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,066,663,388
Aggregate gross unrealized depreciation	(4,294,298)

Net unrealized appreciation	$1,062,369,090

Federal income tax cost of investments	$2,633,084,441

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	5,412	$135,571
BorgWarner, Inc.	18,640	1,889,910
Dana Holding Corp.	6,468	147,729
Delphi Automotive plc	15,179	886,757
Drew Industries, Inc.	924	42,079
Gentex Corp.	7,853	200,958
Gentherm, Inc.*	1,188	22,667
Goodyear Tire & Rubber Co.*	13,590	305,095
Lear Corp.	1,980	141,709
Tenneco, Inc.*	2,838	143,319
Visteon Corp.*	2,178	164,744

		4,080,538

Automobiles (0.3%)
Ford Motor Co.	59,924	1,010,918
Harley-Davidson, Inc.	10,691	686,790
Tesla Motors, Inc.*	7,328	1,417,381

		3,115,089

Distributors (0.1%)
Genuine Parts Co.	7,193	581,842
LKQ Corp.*	15,863	505,395
Pool Corp.	2,112	118,546

		1,205,783

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,084	40,975
Grand Canyon Education, Inc.*	1,320	53,170
H&R Block, Inc.	12,011	320,213
Hillenbrand, Inc.	2,249	61,555
ITT Educational Services, Inc.*	1,980	61,380
K12, Inc.*	1,450	44,776
Service Corp. International	7,325	136,392
Sotheby’s, Inc.	4,356	214,010
Steiner Leisure Ltd.*	528	30,851
Weight Watchers International, Inc.	1,299	48,544

		1,011,866

Hotels, Restaurants & Leisure (4.4%)
AFC Enterprises, Inc.*	726	31,646
Brinker International, Inc.	3,498	141,774
Burger King Worldwide, Inc.	5,742	112,084
CEC Entertainment, Inc.	1,382	63,378
Chipotle Mexican Grill, Inc.*	20,670	8,861,229
Choice Hotels International, Inc.	132	5,701
Cracker Barrel Old Country Store, Inc.	1,386	143,091
Darden Restaurants, Inc.	3,762	174,143
Denny’s Corp.*	5,082	31,102
DineEquity, Inc.	1,452	100,188
Domino’s Pizza, Inc.	2,508	170,419
Dunkin’ Brands Group, Inc.	3,762	170,268
Einstein Noah Restaurant Group, Inc.	132	2,286
International Game Technology	11,518	218,036
Interval Leisure Group, Inc.	2,371	56,027
Las Vegas Sands Corp.	66,919	4,444,760
Life Time Fitness, Inc.*	195	10,037
Marriott International, Inc., Class A	10,854	456,519
McDonald’s Corp.	44,344	4,266,336
Morgans Hotel Group Co.*	1,188	9,136
Norwegian Cruise Line Holdings Ltd.*	3,696	114,022
Panera Bread Co., Class A*	1,452	230,186
Papa John’s International, Inc.	924	64,569
Pinnacle Entertainment, Inc.*	2,068	51,803
Ruth’s Hospitality Group, Inc.	594	7,045
Scientific Games Corp., Class A*	5,016	81,109
SHFL Entertainment, Inc.*	4,620	106,260
Six Flags Entertainment Corp.	4,164	140,702
Sonic Corp.*	4,554	80,833
Starbucks Corp.	185,052	14,243,452
Starwood Hotels & Resorts Worldwide, Inc.	52,030	3,457,393
Texas Roadhouse, Inc.	4,158	109,272
Wyndham Worldwide Corp.	6,732	410,450
Wynn Resorts Ltd.	36,924	5,834,361
Yum! Brands, Inc.	19,862	1,417,948

		45,817,565

Household Durables (0.3%)
D.R. Horton, Inc.	45,710	888,145
iRobot Corp.*	990	37,293
Jarden Corp.*	3,762	182,081
Lennar Corp., Class A	33,176	1,174,430
Newell Rubbermaid, Inc.	7,391	203,252
NVR, Inc.*	198	182,000
PulteGroup, Inc.	17,159	283,124
Tempur Sealy International, Inc.*	4,203	184,764
Tupperware Brands Corp.	3,564	307,823
Whirlpool Corp.	990	144,976

		3,587,888

Internet & Catalog Retail (3.4%)
1-800-FLOWERS.COM, Inc., Class A*	1,386	6,833
Amazon.com, Inc.*	52,416	16,387,338
Blue Nile, Inc.*	990	40,521
Ctrip.com International Ltd. (ADR)*	11,500	671,945
Expedia, Inc.	4,746	245,795
Groupon, Inc.*	18,545	207,889
Liberty Interactive Corp.*	56,718	1,331,171
Liberty Ventures*	4,655	410,431
Netflix, Inc.*	5,350	1,654,274
Nutrisystem, Inc.	1,650	23,727
Overstock.com, Inc.*	858	25,457
PetMed Express, Inc.	1,254	20,428
priceline.com, Inc.*	14,585	14,744,706
TripAdvisor, Inc.*	4,944	374,953

		36,145,468

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,339	204,541
Mattel, Inc.	15,300	640,458
Polaris Industries, Inc.	2,508	323,983
Smith & Wesson Holding Corp.*	5,412	59,478

		1,228,460

Media (4.9%)
AMC Networks, Inc., Class A*	26,078	1,785,822
Cablevision Systems Corp. - New York Group, Class A	132,166	2,225,675
CBS Corp., Class B	43,280	2,387,325
Charter Communications, Inc., Class A*	2,706	364,661
Cinemark Holdings, Inc.	5,280	167,587
Comcast Corp., Class A	313,953	13,974,637
Crown Media Holdings, Inc., Class A*	264	813
DIRECTV*	51,283	3,064,159
Discovery Communications, Inc., Class A*	20,823	1,757,878
Discovery Communications, Inc., Class C*	10,072	786,825

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
DISH Network Corp., Class A	9,239	$415,847
Global Sources Ltd.*	1,016	7,539
Interpublic Group of Cos., Inc.	8,777	150,789
Lamar Advertising Co., Class A*	3,498	164,511
Liberty Global plc, Class A*	21,983	1,744,351
Liberty Media Corp., Class A*	13,142	1,933,845
Lions Gate Entertainment Corp.*	4,158	145,738
Loral Space & Communications, Inc.	698	47,276
Madison Square Garden Co., Class A*	28,717	1,667,596
Morningstar, Inc.	2,178	172,628
National CineMedia, Inc.	148	2,791
News Corp., Class A*	16,185	259,931
Omnicom Group, Inc.	11,426	724,865
Regal Entertainment Group, Class A	2,790	52,954
Scripps Networks Interactive, Inc., Class A	4,861	379,693
Sirius XM Radio, Inc.	64,411	249,271
Starz, Class A*	12,990	365,409
Time Warner Cable, Inc.	12,869	1,436,180
Twenty-First Century Fox, Inc.	97,384	3,262,364
Viacom, Inc., Class B	55,226	4,615,789
Walt Disney Co.	99,115	6,391,926
World Wrestling Entertainment, Inc., Class A	28,180	286,591

		50,993,266

Multiline Retail (0.5%)
Big Lots, Inc.*	3,036	112,605
Dillard’s, Inc., Class A	1,452	113,692
Dollar General Corp.*	14,453	816,016
Dollar Tree, Inc.*	26,756	1,529,373
Family Dollar Stores, Inc.	5,744	413,683
Macy’s, Inc.	13,133	568,265
Nordstrom, Inc.	7,374	414,419
Target Corp.	22,240	1,422,915

		5,390,968

Specialty Retail (3.9%)
Aaron’s, Inc.	561	15,540
Abercrombie & Fitch Co., Class A	2,508	88,708
Advance Auto Parts, Inc.	3,366	278,301
Aeropostale, Inc.*	5,313	49,942
American Eagle Outfitters, Inc.	6,996	97,874
America’s Car-Mart, Inc.*	594	26,795
Ascena Retail Group, Inc.*	5,678	113,163
AutoNation, Inc.*	3,102	161,831
AutoZone, Inc.*	1,791	757,109
Bed Bath & Beyond, Inc.*	10,761	832,471
Best Buy Co., Inc.	4,356	163,350
Buckle, Inc.	1,914	103,452
Cabela’s, Inc.*	2,112	133,119
CarMax, Inc.*	9,899	479,804
Cato Corp., Class A	1,720	48,126
Dick’s Sporting Goods, Inc.	4,884	260,708
DSW, Inc., Class A	396	33,787
Finish Line, Inc., Class A	726	18,056
Foot Locker, Inc.	3,498	118,722
Gap, Inc.	13,991	563,557
GNC Holdings, Inc., Class A	3,432	187,490
Home Depot, Inc.	132,997	10,087,822
L Brands, Inc.	12,077	737,905
Lowe’s Cos., Inc.	85,157	4,054,325
Lumber Liquidators Holdings, Inc.*	1,320	140,778
O’Reilly Automotive, Inc.*	5,796	739,512
PetSmart, Inc.	5,016	382,520
Ross Stores, Inc.	11,087	807,134
Sally Beauty Holdings, Inc.*	6,707	175,455
Signet Jewelers Ltd.	1,716	122,951
Tiffany & Co.	4,909	376,128
TJX Cos., Inc.	107,250	6,047,827
Tractor Supply Co.	92,674	6,224,913
Ulta Salon Cosmetics & Fragrance, Inc.*	50,931	6,084,217
Urban Outfitters, Inc.*	7,096	260,920
Williams-Sonoma, Inc.	4,290	241,098
Zumiez, Inc.*	1,056	29,077

		41,044,487

Textiles, Apparel & Luxury Goods (2.1%)
Carter’s, Inc.	2,244	170,297
Coach, Inc.	14,264	777,816
Crocs, Inc.*	2,574	35,032
Deckers Outdoor Corp.*	1,848	121,820
Fossil Group, Inc.*	8,422	978,973
G-III Apparel Group Ltd.*	462	25,221
Hanesbrands, Inc.	5,412	337,222
Lululemon Athletica, Inc.*	38,682	2,827,267
Michael Kors Holdings Ltd.*	79,188	5,901,090
NIKE, Inc., Class B	31,333	2,276,029
Oxford Industries, Inc.	858	58,327
PVH Corp.	2,970	352,509
Ralph Lauren Corp.	6,191	1,019,844
Steven Madden Ltd.*	2,196	118,211
Under Armour, Inc., Class A*	82,824	6,580,367
VF Corp.	4,026	801,375

		22,381,400

Total Consumer Discretionary		216,002,778

Consumer Staples (5.9%)
Beverages (1.5%)
Brown-Forman Corp., Class B	6,534	445,161
Coca-Cola Bottling Co. Consolidated	198	12,399
Coca-Cola Co.	169,154	6,407,553
Coca-Cola Enterprises, Inc.	12,101	486,581
Constellation Brands, Inc., Class A*	6,402	367,475
Dr. Pepper Snapple Group, Inc.	10,427	467,338
Monster Beverage Corp.*	15,475	808,569
National Beverage Corp.	66	1,179
PepsiCo, Inc.	80,322	6,385,599

		15,381,854

Food & Staples Retailing (1.4%)
Arden Group, Inc., Class A	66	8,580
Costco Wholesale Corp.	36,940	4,252,533
CVS Caremark Corp.	6,204	352,077
Fresh Market, Inc.*	2,772	131,143
Harris Teeter Supermarkets, Inc.	2,310	113,629
Kroger Co.	25,936	1,046,258
Pantry, Inc.*	198	2,194
Pricesmart, Inc.	792	75,430
Safeway, Inc.	5,808	185,798
Sysco Corp.	9,066	288,571
United Natural Foods, Inc.*	2,244	150,842
Walgreen Co.	31,546	1,697,175
Wal-Mart Stores, Inc.	47,190	3,490,172
Whole Foods Market, Inc.	52,357	3,062,884

		14,857,286

Food Products (1.3%)
Alico, Inc.	132	5,434
Archer-Daniels-Midland Co.	3,564	131,298

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell Soup Co.	7,160	$291,484
ConAgra Foods, Inc.	17,027	516,599
Darling International, Inc.*	5,940	125,690
Flowers Foods, Inc.	7,573	162,365
General Mills, Inc.	28,494	1,365,432
Green Mountain Coffee Roasters, Inc.*	35,980	2,710,373
Hain Celestial Group, Inc.*	1,914	147,608
Hershey Co.	28,216	2,609,980
Hillshire Brands Co.	6,619	203,468
Hormel Foods Corp.	5,940	250,193
Ingredion, Inc.	2,904	192,158
J.M. Smucker Co.	1,188	124,787
Kellogg Co.	10,759	631,876
Kraft Foods Group, Inc.	26,310	1,379,696
Lifeway Foods, Inc.	264	3,567
McCormick & Co., Inc. (Non-Voting)	6,104	394,929
Mead Johnson Nutrition Co.	9,437	700,792
Mondelez International, Inc., Class A	60,340	1,895,883
WhiteWave Foods Co., Class A*	1,871	37,364

		13,880,976

Household Products (0.5%)
Church & Dwight Co., Inc.	6,138	368,587
Clorox Co.	4,884	399,120
Colgate-Palmolive Co.	41,442	2,457,511
Kimberly-Clark Corp.	14,241	1,341,787
Procter & Gamble Co.	17,041	1,288,129

		5,855,134

Personal Products (0.2%)
Avon Products, Inc.	20,036	412,741
Estee Lauder Cos., Inc., Class A	10,182	711,722
Herbalife Ltd.	3,762	262,475
Inter Parfums, Inc.	66	1,979
Nu Skin Enterprises, Inc., Class A	2,640	252,754
Star Scientific, Inc.*	726	1,387
USANA Health Sciences, Inc.*	330	28,641

		1,671,699

Tobacco (1.0%)
Altria Group, Inc.	88,825	3,051,139
Lorillard, Inc.	18,017	806,801
Philip Morris International, Inc.	72,815	6,305,051
Reynolds American, Inc.	10,559	515,068

		10,678,059

Total Consumer Staples		62,325,008

Energy (4.8%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	2,640	145,305
Cameron International Corp.*	8,755	511,029
CARBO Ceramics, Inc.	924	91,578
Core Laboratories N.V.	16,700	2,825,807
Dresser-Rand Group, Inc.*	4,620	288,288
Dril-Quip, Inc.*	1,584	181,764
FMC Technologies, Inc.*	11,285	625,415
Frank’s International N.V.*	1,100	32,923
Halliburton Co.	77,374	3,725,558
National Oilwell Varco, Inc.	52,009	4,062,423
Oceaneering International, Inc.	5,082	412,862
RPC, Inc.	3,564	55,135
Schlumberger Ltd.	104,119	9,199,955
Seadrill Ltd.	15,641	705,096
Weatherford International Ltd.*	234,997	3,602,504

		26,465,642

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.	70,831	6,586,575
Apco Oil and Gas International, Inc.*	792	11,294
Berry Petroleum Co., Class A	2,442	105,323
Cabot Oil & Gas Corp.	19,534	729,009
Cheniere Energy, Inc.*	9,635	328,939
Cimarex Energy Co.	7,951	766,476
Clean Energy Fuels Corp.*	3,036	38,800
Cobalt International Energy, Inc.*	11,153	277,264
Concho Resources, Inc.*	5,016	545,791
Contango Oil & Gas Co.	726	26,681
Continental Resources, Inc.*	1,980	212,375
CVR Energy, Inc.	3,960	152,539
EOG Resources, Inc.	11,285	1,910,325
EQT Corp.	6,072	538,708
FX Energy, Inc.*	2,178	7,492
Gulfport Energy Corp.*	2,376	152,872
Isramco, Inc.*	132	16,361
Kinder Morgan, Inc.	26,860	955,410
Kosmos Energy Ltd.*	5,544	56,992
Laredo Petroleum Holdings, Inc.*	5,346	158,669
Newfield Exploration Co.*	25,000	684,250
Noble Energy, Inc.	3,300	221,133
Oasis Petroleum, Inc.*	4,158	204,283
Panhandle Oil and Gas, Inc., Class A	396	11,199
Pioneer Natural Resources Co.	14,364	2,711,923
Range Resources Corp.	30,447	2,310,623
Rosetta Resources, Inc.*	2,508	136,586
SM Energy Co.	2,442	188,498
Southwestern Energy Co.*	15,567	566,327
Suncor Energy, Inc.	37,859	1,354,595
VAALCO Energy, Inc.*	990	5,524
Valero Energy Corp.	47,965	1,638,005
Whiting Petroleum Corp.*	2,574	154,054
Williams Cos., Inc.	16,565	602,303
World Fuel Services Corp.	2,706	100,961

		24,468,159

Total Energy		50,933,801

Financials (4.9%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	2,442	446,007
Ameriprise Financial, Inc.	2,838	258,485
BGC Partners, Inc., Class A	990	5,593
BlackRock, Inc.	2,029	549,088
Charles Schwab Corp.	6,600	139,524
Cohen & Steers, Inc.	528	18,644
Diamond Hill Investment Group, Inc.	132	14,117
Eaton Vance Corp.	6,607	256,550
Federated Investors, Inc., Class B	4,092	111,139
Franklin Resources, Inc.	35,240	1,781,382
GAMCO Investors, Inc., Class A	132	10,023
Greenhill & Co., Inc.	1,584	79,010
ICG Group, Inc.*	1,254	17,794
Lazard Ltd., Class A	4,554	164,035
LPL Financial Holdings, Inc.	2,904	111,252
Morgan Stanley	47,072	1,268,590
Pzena Investment Management, Inc., Class A	330	2,237
SEI Investments Co.	7,193	222,336
State Street Corp.	44,712	2,939,814
T. Rowe Price Group, Inc.	12,144	873,518
TD Ameritrade Holding Corp.	51,314	1,343,401

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Waddell & Reed Financial, Inc., Class A	4,950	$254,826
Westwood Holdings Group, Inc.	264	12,685

		10,880,050

Commercial Banks (0.3%)
Signature Bank/New York*	1,914	175,169
Wells Fargo & Co.	83,998	3,470,798

		3,645,967

Consumer Finance (0.7%)
American Express Co.	87,473	6,605,961
Portfolio Recovery Associates, Inc.*	3,585	214,885

		6,820,846

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	3,828	173,140
Citigroup, Inc.	87,319	4,235,845
IntercontinentalExchange, Inc.*	3,296	597,960
JPMorgan Chase & Co.	28,638	1,480,298
Leucadia National Corp.	4,752	129,445
McGraw Hill Financial, Inc.	5,699	373,797
Moody’s Corp.	8,597	604,627
MSCI, Inc.*	5,769	232,260

		7,827,372

Insurance (1.1%)
Allied World Assurance Co. Holdings AG	1,320	131,195
American Financial Group, Inc./Ohio	2,442	132,015
American International Group, Inc.	136,543	6,640,086
Aon plc	10,559	786,012
Arch Capital Group Ltd.*	2,772	150,048
Arthur J. Gallagher & Co.	5,478	239,115
Axis Capital Holdings Ltd.	2,574	111,480
Brown & Brown, Inc.	3,894	124,997
Chubb Corp.	1,650	147,279
Erie Indemnity Co., Class A	1,452	105,226
Loews Corp.	2,706	126,478
Marsh & McLennan Cos., Inc.	16,301	709,909
Progressive Corp.	21,448	584,029
Prudential Financial, Inc.	7,853	612,377
Travelers Cos., Inc.	4,488	380,448
Validus Holdings Ltd.	3,300	122,034

		11,102,728

Real Estate Investment Trusts (REITs) (0.8%)
Acadia Realty Trust (REIT)	858	21,175
Alexander’s, Inc. (REIT)	66	18,884
American Tower Corp. (REIT)	31,848	2,360,892
Apartment Investment & Management Co. (REIT), Class A	4,356	121,707
Boston Properties, Inc. (REIT)	1,188	126,997
Corrections Corp. of America (REIT)	3,498	120,856
Digital Realty Trust, Inc. (REIT)	4,429	235,180
DuPont Fabros Technology, Inc. (REIT)	396	10,205
Equity Lifestyle Properties, Inc. (REIT)	2,508	85,698
Extra Space Storage, Inc. (REIT)	3,498	160,033
Federal Realty Investment Trust (REIT)	1,980	200,871
Highwoods Properties, Inc. (REIT)	3,102	109,532
Omega Healthcare Investors, Inc. (REIT)	4,884	145,885
Plum Creek Timber Co., Inc. (REIT)	7,457	349,211
Potlatch Corp. (REIT)	1,273	50,513
PS Business Parks, Inc. (REIT)	264	19,700
Public Storage (REIT)	6,619	1,062,680
Rayonier, Inc. (REIT)	5,742	319,542
Regency Centers Corp. (REIT)	2,508	121,262
Saul Centers, Inc. (REIT)	330	15,262
Senior Housing Properties Trust (REIT)	4,752	110,912
Simon Property Group, Inc. (REIT)	10,262	1,521,136
Tanger Factory Outlet Centers (REIT)	3,350	109,378
Taubman Centers, Inc. (REIT)	1,386	93,292
Universal Health Realty Income Trust (REIT)	594	24,871
Ventas, Inc. (REIT)	5,874	361,251
Vornado Realty Trust (REIT)	1,584	133,151
Washington Real Estate Investment Trust (REIT)	361	9,122
Weyerhaeuser Co. (REIT)	24,220	693,419

		8,712,617

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	360,111
Realogy Holdings Corp.*	4,752	204,431
Tejon Ranch Co.*	594	18,319

		582,861

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	1,055,310
New York Community Bancorp, Inc.	74,245	1,121,842
Ocwen Financial Corp.*	4,554	253,977

		2,431,129

Total Financials		52,003,570

Health Care (16.2%)
Biotechnology (8.7%)
Agios Pharmaceuticals, Inc.*	1,100	30,756
Alexion Pharmaceuticals, Inc.*	58,453	6,789,901
Alkermes plc*	5,610	188,608
Alnylam Pharmaceuticals, Inc.*	2,838	181,660
AMAG Pharmaceuticals, Inc.*	1,320	28,354
Amgen, Inc.	96,936	10,851,016
Arena Pharmaceuticals, Inc.*	5,008	26,392
ARIAD Pharmaceuticals, Inc.*	7,655	140,852
ArQule, Inc.*	2,178	5,075
Array BioPharma, Inc.*	2,574	16,010
Biogen Idec, Inc.*	89,976	21,662,622
BioMarin Pharmaceutical, Inc.*	6,138	443,286
Celgene Corp.*	120,226	18,506,388
Celldex Therapeutics, Inc.*	792	28,061
Cepheid, Inc.*	3,036	118,525
Cubist Pharmaceuticals, Inc.*	2,904	184,549
Curis, Inc.*	6,468	28,847
Cytori Therapeutics, Inc.*	1,122	2,614
Dendreon Corp.*	7,668	22,467
Dyax Corp.*	2,970	20,374
Emergent Biosolutions, Inc.*	1,518	28,918
Exelixis, Inc.*	8,381	48,777
Genomic Health, Inc.*	726	22,201
Gilead Sciences, Inc.*	242,162	15,217,460
Halozyme Therapeutics, Inc.*	5,610	61,934
Idenix Pharmaceuticals, Inc.*	1,320	6,877
ImmunoGen, Inc.*	16,417	279,417
Immunomedics, Inc.*	3,498	21,653
Incyte Corp.*	4,092	156,110
InterMune, Inc.*	3,102	47,678
Isis Pharmaceuticals, Inc.*	26,107	980,057
Lexicon Pharmaceuticals, Inc.*	1,254	2,972

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ligand Pharmaceuticals, Inc., Class B*	913	$39,515
MannKind Corp.*	3,266	18,616
Medivation, Inc.*	4,488	269,011
Momenta Pharmaceuticals, Inc.*	2,970	42,738
Neurocrine Biosciences, Inc.*	2,046	23,161
Novavax, Inc.*	3,102	9,802
NPS Pharmaceuticals, Inc.*	2,508	79,780
Onyx Pharmaceuticals, Inc.*	2,970	370,270
Opko Health, Inc.*	2,574	22,677
Orexigen Therapeutics, Inc.*	1,056	6,484
Osiris Therapeutics, Inc.*	792	13,179
PDL BioPharma, Inc.	9,503	75,739
Pharmacyclics, Inc.*	22,259	3,081,091
Progenics Pharmaceuticals, Inc.*	1,452	7,304
Quintiles Transnational Holdings, Inc.*	2,706	121,445
Regeneron Pharmaceuticals, Inc.*	23,452	7,337,427
Sangamo BioSciences, Inc.*	1,980	20,750
Seattle Genetics, Inc.*	6,336	277,707
SIGA Technologies, Inc.*	1,829	7,023
Synta Pharmaceuticals Corp.*	924	5,830
Theravance, Inc.*	3,432	140,335
United Therapeutics Corp.*	2,734	215,576
Vanda Pharmaceuticals, Inc.*	1,725	18,923
Vertex Pharmaceuticals, Inc.*	43,356	3,287,252
Vical, Inc.*	4,554	5,693

		91,647,739

Health Care Equipment & Supplies (1.2%)
Abaxis, Inc.	1,782	75,022
ABIOMED, Inc.*	1,848	35,241
Accuray, Inc.*	2,250	16,627
Align Technology, Inc.*	4,620	222,314
Analogic Corp.	726	59,997
Atrion Corp.	66	17,079
Baxter International, Inc.	24,098	1,582,998
Becton, Dickinson and Co.	8,728	872,975
C.R. Bard, Inc.	3,995	460,224
Cooper Cos., Inc.	17,185	2,228,723
Covidien plc	35,389	2,156,606
Cyberonics, Inc.*	2,310	117,209
DENTSPLY International, Inc.	2,772	120,333
DexCom, Inc.*	3,322	93,780
Edwards Lifesciences Corp.*	5,211	362,842
Endologix, Inc.*	3,894	62,810
Exactech, Inc.*	396	7,979
HeartWare International, Inc.*	528	38,655
Hologic, Inc.*	5,940	122,661
ICU Medical, Inc.*	776	52,714
IDEXX Laboratories, Inc.*	3,300	328,845
Insulet Corp.*	2,376	86,106
Integra LifeSciences Holdings Corp.*	1,518	61,100
Intuitive Surgical, Inc.*	1,819	684,435
MAKO Surgical Corp.*	1,716	50,639
Natus Medical, Inc.*	1,452	20,589
Neogen Corp.*	1,188	72,135
NxStage Medical, Inc.*	792	10,423
Quidel Corp.*	1,518	43,111
ResMed, Inc.	8,579	453,143
Sirona Dental Systems, Inc.*	2,640	176,695
Spectranetics Corp.*	1,716	28,794
St. Jude Medical, Inc.	7,993	428,745
Stryker Corp.	8,542	577,354
Thoratec Corp.*	3,102	115,674
Varian Medical Systems, Inc.*	5,486	409,969
Volcano Corp.*	1,650	39,468
Wright Medical Group, Inc.*	5,472	142,710
Zimmer Holdings, Inc.	1,650	135,531

		12,572,255

Health Care Providers & Services (2.5%)
Aetna, Inc.	4,422	283,097
Air Methods Corp.	1,782	75,913
AmerisourceBergen Corp.	11,681	713,709
AMN Healthcare Services, Inc.*	1,716	23,612
Bio-Reference Labs, Inc.*	1,188	35,497
BioScrip, Inc.*	2,935	25,769
Brookdale Senior Living, Inc.*	4,488	118,034
Cardinal Health, Inc.	38,290	1,996,824
Catamaran Corp.*	19,830	911,189
Centene Corp.*	2,376	151,969
Cigna Corp.	1,716	131,892
Community Health Systems, Inc.	2,508	104,082
Corvel Corp.*	924	34,160
DaVita HealthCare Partners, Inc.*	9,016	513,010
Emeritus Corp.*	1,056	19,568
Ensign Group, Inc.	1,188	48,839
Express Scripts Holding Co.*	31,585	1,951,321
HCA Holdings, Inc.	3,828	163,647
Health Management Associates, Inc., Class A*	11,483	146,982
HealthSouth Corp.	4,092	141,092
Henry Schein, Inc.*	3,839	398,104
IPC The Hospitalist Co., Inc.*	1,001	51,061
Laboratory Corp. of America Holdings*	4,871	482,911
Landauer, Inc.	264	13,530
McKesson Corp.	27,395	3,514,779
MEDNAX, Inc.*	1,452	145,781
MWI Veterinary Supply, Inc.*	924	138,009
National Research Corp., Class A*	198	3,728
Patterson Cos., Inc.	4,026	161,845
Providence Service Corp.*	528	15,148
Quest Diagnostics, Inc.	1,790	110,604
Team Health Holdings, Inc.*	3,036	115,186
Tenet Healthcare Corp.*	5,197	214,064
U.S. Physical Therapy, Inc.	660	20,513
UnitedHealth Group, Inc.	174,819	12,518,789
Universal Health Services, Inc., Class B	4,246	318,408

		25,812,666

Health Care Technology (0.1%)
athenahealth, Inc.*	2,606	282,907
Cerner Corp.*	15,311	804,593
Computer Programs & Systems, Inc.	858	50,193
HMS Holdings Corp.*	3,960	85,180
MedAssets, Inc.*	3,145	79,946
Omnicell, Inc.*	1,650	39,072
Quality Systems, Inc.	2,508	54,499

		1,396,390

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	2,723	139,554
Bruker Corp.*	7,325	151,261
Charles River Laboratories International, Inc.*	198	9,159
Covance, Inc.*	3,624	313,331
Illumina, Inc.*	72,233	5,838,593
Life Technologies Corp.*	4,944	369,960
Luminex Corp.*	3,300	66,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mettler-Toledo International, Inc.*	1,320	$316,919
PAREXEL International Corp.*	2,508	125,977
Sequenom, Inc.*	3,234	8,635
Techne Corp.	2,112	169,087
Thermo Fisher Scientific, Inc.	28,313	2,609,043
Waters Corp.*	4,290	455,641

		10,573,160

Pharmaceuticals (2.7%)
AbbVie, Inc.	68,893	3,081,584
Actavis, Inc.*	20,535	2,957,040
Akorn, Inc.*	3,036	59,749
Allergan, Inc.	14,218	1,286,018
Bristol-Myers Squibb Co.	123,337	5,708,036
Cadence Pharmaceuticals, Inc.*	1,914	12,077
Depomed, Inc.*	2,706	20,241
Eli Lilly and Co.	9,587	482,514
Endo Health Solutions, Inc.*	5,478	248,920
Forest Laboratories, Inc.*	80,348	3,438,091
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	594	—
Jazz Pharmaceuticals plc*	2,310	212,451
Johnson & Johnson	16,057	1,391,981
Mallinckrodt plc*	2,548	112,341
Medicines Co.*	2,772	92,917
Merck & Co., Inc.	45,786	2,179,871
Mylan, Inc.*	18,654	712,023
Optimer Pharmaceuticals, Inc.*	2,442	30,769
Perrigo Co.	4,554	561,873
Questcor Pharmaceuticals, Inc.	2,706	156,948
Salix Pharmaceuticals Ltd.*	2,706	180,977
Santarus, Inc.*	3,828	86,398
Sciclone Pharmaceuticals, Inc.*	3,828	19,408
Sucampo Pharmaceuticals, Inc., Class A*	462	2,883
Teva Pharmaceutical Industries Ltd. (ADR)	9,701	366,504
Valeant Pharmaceuticals International, Inc.*	33,933	3,540,230
Vivus, Inc.*	5,544	51,670
Warner Chilcott plc, Class A	10,361	236,749
XenoPort, Inc.*	2,310	13,121
Zoetis, Inc.	20,947	651,871

		27,895,255

Total Health Care		169,897,465

Industrials (9.6%)
Aerospace & Defense (3.1%)
B/E Aerospace, Inc.*	4,290	316,688
Boeing Co.	58,202	6,838,735
Cubic Corp.	950	50,996
GenCorp., Inc.*	3,036	48,667
HEICO Corp.	2,475	167,656
Hexcel Corp.*	4,620	179,256
Honeywell International, Inc.	34,826	2,891,951
Huntington Ingalls Industries, Inc.	2,244	151,246
L-3 Communications Holdings, Inc.	21,222	2,005,479
Lockheed Martin Corp.	11,330	1,445,141
National Presto Industries, Inc.	303	21,334
Precision Castparts Corp.	26,109	5,933,009
Rockwell Collins, Inc.	5,338	362,237
Rolls-Royce Holdings plc*	216,725	3,901,520
Spirit AeroSystems Holdings, Inc., Class A*	2,274	55,122
Taser International, Inc.*	3,366	50,187
Teledyne Technologies, Inc.*	660	56,054
TransDigm Group, Inc.	2,291	317,762
Triumph Group, Inc.	1,518	106,594
United Technologies Corp.	68,969	7,436,237

		32,335,871

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	7,729	460,339
Expeditors International of Washington, Inc.	9,954	438,573
FedEx Corp.	11,006	1,255,895
Forward Air Corp.	774	31,231
Hub Group, Inc., Class A*	1,254	49,194
United Parcel Service, Inc., Class B	32,039	2,927,404

		5,162,636

Airlines (0.3%)
Alaska Air Group, Inc.	3,102	194,247
Allegiant Travel Co.	934	98,406
Copa Holdings S.A., Class A	1,452	201,349
Delta Air Lines, Inc.	17,318	408,532
Southwest Airlines Co.	9,107	132,598
United Continental Holdings, Inc.*	56,321	1,729,618

		2,764,750

Building Products (0.1%)
A.O. Smith Corp.	3,168	143,194
AAON, Inc.	1,633	43,373
Armstrong World Industries, Inc.*	792	43,528
Fortune Brands Home & Security, Inc.	6,402	266,515
Lennox International, Inc.	2,244	168,883
Masco Corp.	16,812	357,759
Trex Co., Inc.*	1,254	62,111
USG Corp.*	396	11,318

		1,096,681

Commercial Services & Supplies (0.5%)
ADT Corp.*	25,110	1,020,973
CECO Environmental Corp.	193	2,713
Cintas Corp.	2,772	141,926
Clean Harbors, Inc.*	2,244	131,633
Copart, Inc.*	7,615	242,081
Deluxe Corp.	2,310	96,235
EnerNOC, Inc.*	782	11,722
Healthcare Services Group, Inc.	5,148	132,612
InnerWorkings, Inc.*	1,716	16,851
Interface, Inc.	2,838	56,306
Iron Mountain, Inc.	7,108	192,058
Knoll, Inc.	3,960	67,082
Mine Safety Appliances Co.	1,495	77,157
Multi-Color Corp.	528	17,915
Rollins, Inc.	4,620	122,476
Standard Parking Corp.*	330	8,874
Stericycle, Inc.*	4,818	555,997
Team, Inc.*	990	39,352
Tyco International Ltd.	44,520	1,557,310
U.S. Ecology, Inc.	858	25,852
Waste Connections, Inc.	5,119	232,454
Waste Management, Inc.	2,970	122,483

		4,872,062

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,422	299,679
Fluor Corp.	19,964	1,416,646
Quanta Services, Inc.*	4,422	121,649

		1,837,974

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.5%)
Acuity Brands, Inc.	1,716	$157,906
AMETEK, Inc.	44,867	2,064,779
AZZ, Inc.	1,517	63,502
Babcock & Wilcox Co.	6,114	206,164
Emerson Electric Co.	23,794	1,539,472
General Cable Corp.	264	8,382
Hubbell, Inc., Class B	2,244	235,036
Polypore International, Inc.*	1,848	75,713
Rockwell Automation, Inc.	6,534	698,746
Roper Industries, Inc.	4,733	628,874

		5,678,574

Industrial Conglomerates (0.8%)
3M Co.	25,849	3,086,629
Carlisle Cos., Inc.	1,105	77,670
Danaher Corp.	73,436	5,090,584
Raven Industries, Inc.	1,716	56,130

		8,311,013

Machinery (1.7%)
Caterpillar, Inc.	5,260	438,526
Chart Industries, Inc.*	1,320	162,413
CLARCOR, Inc.	1,517	84,239
Colfax Corp.*	3,762	212,515
Crane Co.	2,046	126,177
Cummins, Inc.	33,646	4,470,544
Deere & Co.	17,137	1,394,780
Donaldson Co., Inc.	8,711	332,150
Dover Corp.	5,610	503,946
Flow International Corp.*	2,046	8,164
Flowserve Corp.	15,718	980,646
Gorman-Rupp Co.	990	39,719
Graco, Inc.	3,042	225,291
Graham Corp.	528	19,077
IDEX Corp.	3,696	241,164
Illinois Tool Works, Inc.	6,204	473,179
Ingersoll-Rand plc	9,437	612,839
Lincoln Electric Holdings, Inc.	3,894	259,418
Lindsay Corp.	660	53,869
Manitowoc Co., Inc.	1,914	37,476
Middleby Corp.*	858	179,245
Nordson Corp.	3,247	239,077
Omega Flex, Inc.	198	3,740
PACCAR, Inc.	22,641	1,260,198
Pall Corp.	30,401	2,342,093
Pentair Ltd. (Registered)	10,255	665,960
RBC Bearings, Inc.*	1,188	78,277
Snap-on, Inc.	1,584	157,608
Stanley Black & Decker, Inc.	1,518	137,485
Sun Hydraulics Corp.	891	32,299
Tennant Co.	1,518	94,116
Toro Co.	2,772	150,658
Valmont Industries, Inc.	1,056	146,689
WABCO Holdings, Inc.*	3,036	255,813
Wabtec Corp.	14,434	907,466
Woodward, Inc.	3,168	129,349
Xylem, Inc.	4,092	114,290

		17,570,495

Marine (0.0%)
Kirby Corp.*	1,476	127,748

Professional Services (0.3%)
Acacia Research Corp.	2,182	50,317
Advisory Board Co.*	1,716	102,068
Dun & Bradstreet Corp.	2,804	291,195
Equifax, Inc.	5,016	300,208
Exponent, Inc.	1,188	85,346
Huron Consulting Group, Inc.*	1,782	93,751
IHS, Inc., Class A*	2,726	311,255
Insperity, Inc.	1,716	64,522
Nielsen Holdings N.V.	43,878	1,599,353
Robert Half International, Inc.	8,719	340,302
Verisk Analytics, Inc., Class A*	6,468	420,161

		3,658,478

Road & Rail (1.3%)
Amerco, Inc.	726	133,678
Avis Budget Group, Inc.*	4,374	126,102
Canadian Pacific Railway Ltd.	25,252	3,113,572
Celadon Group, Inc.	1,322	24,682
Con-way, Inc.	1,333	57,439
CSX Corp.	78,968	2,032,636
Genesee & Wyoming, Inc., Class A*	1,848	171,809
Heartland Express, Inc.	1,848	26,223
Hertz Global Holdings, Inc.*	15,311	339,292
J.B. Hunt Transport Services, Inc.	5,097	371,724
Kansas City Southern	4,884	534,114
Landstar System, Inc.	2,178	121,924
Norfolk Southern Corp.	2,508	193,994
Old Dominion Freight Line, Inc.*	3,139	144,363
Union Pacific Corp.	40,254	6,253,056

		13,644,608

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	2,297	84,690
Fastenal Co.	40,399	2,030,050
Houston Wire & Cable Co.	924	12,446
Kaman Corp.	1,385	52,436
MSC Industrial Direct Co., Inc., Class A	2,442	198,657
TAL International Group, Inc.	198	9,253
United Rentals, Inc.*	4,356	253,911
W.W. Grainger, Inc.	2,707	708,449

		3,349,892

Total Industrials		100,410,782

Information Technology (24.0%)
Communications Equipment (1.2%)
ADTRAN, Inc.	2,904	77,362
Anaren, Inc.*	884	22,542
ARRIS Group, Inc.*	18,064	308,172
Aruba Networks, Inc.*	4,092	68,091
Ciena Corp.*	1,872	46,763
F5 Networks, Inc.*	4,488	384,891
Harris Corp.	2,223	131,824
Infinera Corp.*	6,798	76,885
InterDigital, Inc.	2,046	76,377
Ixia*	1,386	21,719
JDS Uniphase Corp.*	8,381	123,284
Juniper Networks, Inc.*	106,695	2,118,963
Motorola Solutions, Inc.	10,097	599,560
Palo Alto Networks, Inc.*	2,772	127,013
QUALCOMM, Inc.	121,974	8,216,169
Riverbed Technology, Inc.*	7,376	107,616
ShoreTel, Inc.*	1,980	11,959
ViaSat, Inc.*	1,558	99,322

		12,618,512

Computers & Peripherals (3.1%)
3D Systems Corp.*	4,422	238,744

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Apple, Inc.	45,383	$21,636,345
EMC Corp.	85,888	2,195,297
Immersion Corp.*	792	10,447
NCR Corp.*	7,497	296,956
NetApp, Inc.	15,971	680,684
SanDisk Corp.	82,798	4,927,309
Seagate Technology plc	61,279	2,680,343
Silicon Graphics International Corp.*	198	3,218
Stratasys Ltd.*	1,122	113,614

		32,782,957

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	7,497	580,118
Anixter International, Inc.*	1,716	150,425
Badger Meter, Inc.	1,188	55,242
Cognex Corp.	802	25,151
Daktronics, Inc.	1,782	19,941
Dolby Laboratories, Inc., Class A	13,991	482,829
DTS, Inc.*	924	19,404
FARO Technologies, Inc.*	924	38,965
FEI Co.	2,710	237,938
FLIR Systems, Inc.	8,505	267,057
IPG Photonics Corp.	1,056	59,463
Maxwell Technologies, Inc.*	990	8,989
MTS Systems Corp.	330	21,235
National Instruments Corp.	4,290	132,690
OSI Systems, Inc.*	660	49,150
TE Connectivity Ltd.	40,873	2,116,404
Trimble Navigation Ltd.*	13,595	403,907
Universal Display Corp.*	1,518	48,622

		4,717,530

Internet Software & Services (6.6%)
Akamai Technologies, Inc.*	28,559	1,476,500
Baidu, Inc. (ADR)*	7,786	1,208,231
Blucora, Inc.*	1,056	24,267
comScore, Inc.*	990	28,680
Constant Contact, Inc.*	1,914	45,343
Cornerstone OnDemand, Inc.*	2,640	135,802
CoStar Group, Inc.*	1,642	275,692
Dealertrack Technologies, Inc.*	3,102	132,890
Dice Holdings, Inc.*	858	7,302
eBay, Inc.*	108,024	6,026,659
Equinix, Inc.*	2,481	455,636
Facebook, Inc., Class A*	353,694	17,769,587
Google, Inc., Class A*	30,979	27,134,816
IAC/InterActiveCorp.	2,244	122,679
j2 Global, Inc.	3,234	160,148
LinkedIn Corp., Class A*	27,046	6,654,939
Liquidity Services, Inc.*	792	26,579
LivePerson, Inc.*	3,630	34,267
Move, Inc.*	3,168	53,698
NIC, Inc.	4,092	94,566
Pandora Media, Inc.*	7,787	195,687
Rackspace Hosting, Inc.*	3,894	205,447
Stamps.com, Inc.*	726	33,345
support.com, Inc.*	1,716	9,352
VeriSign, Inc.*	6,732	342,591
Vocus, Inc.*	858	7,988
XO Group, Inc.*	1,518	19,613
Yelp, Inc.*	96,100	6,359,898
Zix Corp.*	6,336	30,983

		69,073,185

IT Services (4.1%)
Accenture plc, Class A	28,444	2,094,616
Alliance Data Systems Corp.*	2,165	457,833
Automatic Data Processing, Inc.	21,487	1,555,229
Booz Allen Hamilton Holding Corp.	6,864	132,612
Broadridge Financial Solutions, Inc.	8,559	271,748
Cardtronics, Inc.*	660	24,486
Cass Information Systems, Inc.	399	21,295
Cognizant Technology Solutions Corp., Class A*	36,376	2,987,197
CSG Systems International, Inc.	990	24,799
DST Systems, Inc.	2,244	169,220
ExlService Holdings, Inc.*	792	22,556
Fidelity National Information Services, Inc.	2,706	125,667
Fiserv, Inc.*	5,550	560,827
FleetCor Technologies, Inc.*	2,706	298,093
Forrester Research, Inc.	858	31,540
Gartner, Inc.*	3,432	205,920
Genpact Ltd.*	6,534	123,362
Global Payments, Inc.	4,620	235,990
Hackett Group, Inc.	2,178	15,529
Heartland Payment Systems, Inc.	3,102	123,211
iGATE Corp.*	1,188	32,979
International Business Machines Corp.	52,498	9,721,580
Jack Henry & Associates, Inc.	3,828	197,563
Lender Processing Services, Inc.	2,310	76,854
Lionbridge Technologies, Inc.*	6,204	22,893
Mastercard, Inc., Class A	8,962	6,029,454
MAXIMUS, Inc.	3,867	174,170
MoneyGram International, Inc.*	849	16,623
NeuStar, Inc., Class A*	2,904	143,690
Paychex, Inc.	13,973	567,863
Syntel, Inc.	1,848	148,025
Teradata Corp.*	8,240	456,826
Total System Services, Inc.	6,402	188,347
Vantiv, Inc., Class A*	4,290	119,863
Virtusa Corp.*	330	9,590
Visa, Inc., Class A	75,306	14,390,977
Western Union Co.	31,387	585,681
WEX, Inc.*	1,782	156,370

		42,521,078

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	2,574	117,194

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	28,906	109,843
Altera Corp.	44,706	1,661,275
Analog Devices, Inc.	5,873	276,325
Applied Materials, Inc.	35,110	615,829
ASML Holding N.V.	30,081	2,970,800
Atmel Corp.*	22,504	167,430
Avago Technologies Ltd.	10,625	458,150
Broadcom Corp., Class A	83,621	2,174,982
Cabot Microelectronics Corp.*	140	5,393
Cree, Inc.*	56,774	3,417,227
Cypress Semiconductor Corp.*	8,843	82,594
Exar Corp.*	198	2,655
Freescale Semiconductor Ltd.*	8,249	137,346
GT Advanced Technologies, Inc.*	1,122	9,548
Intel Corp.	49,031	1,123,790
Lam Research Corp.*	2,943	150,652
Linear Technology Corp.	12,633	501,025
LSI Corp.	26,266	205,400

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Maxim Integrated Products, Inc.	12,860	$383,228
Micrel, Inc.	282	2,569
Microchip Technology, Inc.	9,623	387,711
Monolithic Power Systems, Inc.	2,676	81,029
NVE Corp.*	264	13,475
ON Semiconductor Corp.*	18,941	138,269
Power Integrations, Inc.	1,848	100,069
Rambus, Inc.*	5,940	55,836
Semtech Corp.*	3,234	96,988
Skyworks Solutions, Inc.*	9,895	245,792
SunEdison, Inc.*	1,386	11,046
Texas Instruments, Inc.	49,081	1,976,492
Ultratech, Inc.*	1,254	37,996
Veeco Instruments, Inc.*	1,518	56,515
Volterra Semiconductor Corp.*	1,386	31,878
Xilinx, Inc.	12,077	565,928

		18,255,085

Software (6.8%)
Actuate Corp.*	3,234	23,770
Adobe Systems, Inc.*	8,670	450,320
Advent Software, Inc.	1,848	58,674
American Software, Inc., Class A	792	6,764
ANSYS, Inc.*	4,977	430,610
Aspen Technology, Inc.*	4,026	139,098
Autodesk, Inc.*	33,233	1,368,203
Blackbaud, Inc.	3,300	128,832
Bottomline Technologies (de), Inc.*	1,727	48,149
Cadence Design Systems, Inc.*	12,605	170,167
Citrix Systems, Inc.*	63,688	4,497,010
CommVault Systems, Inc.*	57,305	5,033,098
Concur Technologies, Inc.*	1,914	211,497
Ebix, Inc.	990	9,841
Electronic Arts, Inc.*	10,295	263,037
EPIQ Systems, Inc.	1,981	26,189
FactSet Research Systems, Inc.	2,376	259,222
Fortinet, Inc.*	5,610	113,659
Guidewire Software, Inc.*	2,838	133,698
Infoblox, Inc.*	143,540	6,002,843
Informatica Corp.*	5,016	195,473
Interactive Intelligence Group, Inc.*	726	46,094
Intuit, Inc.	14,233	943,790
Manhattan Associates, Inc.*	1,320	125,994
MICROS Systems, Inc.*	4,554	227,427
Microsoft Corp.#	369,349	12,303,015
NetScout Systems, Inc.*	1,320	33,752
NetSuite, Inc.*	65,691	7,090,687
Oracle Corp.	157,039	5,208,984
Pegasystems, Inc.	1,254	49,922
PROS Holdings, Inc.*	660	22,565
PTC, Inc.*	8,843	251,406
QLIK Technologies, Inc.*	3,300	112,992
Red Hat, Inc.*	28,836	1,330,493
Rovi Corp.*	5,635	108,023
Salesforce.com, Inc.*	214,157	11,116,890
ServiceNow, Inc.*	14,746	766,055
SolarWinds, Inc.*	2,855	100,096
Solera Holdings, Inc.	3,923	207,409
Sourcefire, Inc.*	1,848	140,300
Splunk, Inc.*	93,081	5,588,583
SS&C Technologies Holdings, Inc.*	3,564	135,788
Symantec Corp.	22,438	555,340
Synchronoss Technologies, Inc.*	1,122	42,703
Take-Two Interactive Software, Inc.*	587	10,660
TIBCO Software, Inc.*	7,752	198,374
Tyler Technologies, Inc.*	2,046	178,964
Ultimate Software Group, Inc.*	1,254	184,840
VASCO Data Security International, Inc.*	1,452	11,456
VMware, Inc., Class A*	4,016	324,894
Workday, Inc., Class A*	61,141	4,948,141

		71,935,791

Total Information Technology		252,021,332

Materials (3.9%)
Chemicals (3.2%)
Airgas, Inc.	3,168	335,966
Albemarle Corp.	2,342	147,406
Balchem Corp.	1,485	76,849
Calgon Carbon Corp.*	4,356	82,720
Celanese Corp.	8,793	464,182
Dow Chemical Co.	6,996	268,646
E.I. du Pont de Nemours & Co.	40,691	2,382,865
Eastman Chemical Co.	7,421	578,096
Ecolab, Inc.	32,926	3,251,772
FMC Corp.	26,319	1,887,599
Hawkins, Inc.	588	22,191
International Flavors & Fragrances, Inc.	4,224	347,635
Koppers Holdings, Inc.	822	35,058
LSB Industries, Inc.*	1,518	50,899
LyondellBasell Industries N.V., Class A	17,951	1,314,552
Monsanto Co.	91,929	9,594,630
NewMarket Corp.	462	133,014
OMNOVA Solutions, Inc.*	3,630	31,037
PolyOne Corp.	4,686	143,907
PPG Industries, Inc.	15,272	2,551,340
Praxair, Inc.	24,607	2,958,007
Rockwood Holdings, Inc.	3,036	203,108
RPM International, Inc.	5,478	198,304
Scotts Miracle-Gro Co., Class A	2,442	134,383
Sherwin-Williams Co.	29,809	5,430,604
Sigma-Aldrich Corp.	5,221	445,351
Valspar Corp.	4,290	272,115
W.R. Grace & Co.*	3,102	271,115
Westlake Chemical Corp.	1,980	207,227
Zep, Inc.	1,122	18,244

		33,838,822

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	156,780
Martin Marietta Materials, Inc.	2,046	200,856
United States Lime & Minerals, Inc.*	66	3,868
Vulcan Materials Co.	10,200	528,462

		889,966

Containers & Packaging (0.2%)
AEP Industries, Inc.*	264	19,618
AptarGroup, Inc.	2,112	126,995
Avery Dennison Corp.	2,772	120,637
Ball Corp.	7,919	355,405
Bemis Co., Inc.	3,036	118,434
Berry Plastics Group, Inc.*	5,082	101,488
Crown Holdings, Inc.*	5,412	228,819
Graphic Packaging Holding Co.*	15,179	129,932
Owens-Illinois, Inc.*	5,610	168,412
Packaging Corp. of America	4,356	248,684
Rock-Tenn Co., Class A	3,234	327,507
Sealed Air Corp.	8,645	235,058

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Silgan Holdings, Inc.	2,508	$117,876

		2,298,865

Metals & Mining (0.2%)
AMCOL International Corp.	462	15,098
Compass Minerals International, Inc.	1,782	135,913
Freeport-McMoRan Copper & Gold, Inc.	17,786	588,361
Nucor Corp.	19,997	980,253
Royal Gold, Inc.	2,559	124,521
Southern Copper Corp.	5,612	152,871

		1,997,017

Paper & Forest Products (0.2%)
Deltic Timber Corp.	594	38,693
International Paper Co.	41,760	1,870,848

		1,909,541

Total Materials		40,934,211

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.6%)
Cogent Communications Group, Inc.	5,478	176,666
Consolidated Communications Holdings, Inc.	462	7,965
Level 3 Communications, Inc.*	4,752	126,831
Lumos Networks Corp.	1,254	27,174
tw telecom, Inc.*	8,383	250,358
Verizon Communications, Inc.	126,513	5,903,097
Windstream Holdings, Inc.	24,775	198,200

		6,690,291

Wireless Telecommunication Services (0.6%)
Crown Castle International Corp.*	57,908	4,229,021
NTELOS Holdings Corp.	1,254	23,575
SBA Communications Corp., Class A*	6,666	536,347
Sprint Corp.*	19,535	121,312
Vodafone Group plc (ADR)	33,089	1,164,071

		6,074,326

Total Telecommunication Services		12,764,617

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	2,376	223,011

Gas Utilities (0.1%)
ONEOK, Inc.	9,635	513,739
Questar Corp.	5,082	114,294

		628,033

Water Utilities (0.0%)
Aqua America, Inc.	6,847	169,326

Total Utilities		1,020,370

Total Common Stocks (91.1%)
(Cost $652,115,505)		958,313,934

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	560

Total Financials		560

Total Corporate Bonds		560

Total Long-Term Debt Securities (0.0%) (Cost $600)		560

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19* (Cost $—)	22,047	7,827

Total Investments (91.1%) (Cost $652,116,105)		958,322,321
Other Assets Less Liabilities (8.9%)		93,057,858

Net Assets (100%)		$1,051,380,179

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $866,060.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	371	December-13	$23,534,593	$23,810,780	$276,187
S&P 500 E-Mini Index	610	December-13	51,301,951	51,066,150	(235,801)
S&P MidCap 400 E-Mini Index	107	December-13	13,122,112	13,274,420	152,308

					$192,694

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$216,002,778	$—	$—	$216,002,778
Consumer Staples	62,325,008	—	—	62,325,008
Energy	50,933,801	—	—	50,933,801
Financials	52,003,570	—	—	52,003,570
Health Care	169,897,465	—	—	169,897,465
Industrials	96,509,262	3,901,520	—	100,410,782
Information Technology	252,021,332	—	—	252,021,332
Materials	40,934,211	—	—	40,934,211
Telecommunication Services	12,764,617	—	—	12,764,617
Utilities	1,020,370	—	—	1,020,370
Corporate Bonds
Financials	—	560	—	560
Futures	428,495	—	—	428,495
Rights
Health Care	7,827	—	—	7,827

Total Assets	$954,848,736	$3,902,080	$—	$958,750,816

Liabilities:
Futures	$(235,801)	$—	$—	$(235,801)

Total Liabilities	$(235,801)	$—	$—	$(235,801)

Total	$954,612,935	$3,902,080	$—	$958,515,015

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$703,600,538
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$777,452,118

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,419,468
Aggregate gross unrealized depreciation	(5,023,403)

Net unrealized appreciation	$294,396,065

Federal income tax cost of investments	$663,926,256

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.2%)
Asset-Backed Securities (2.6%)
American Money Management Corp.,
Series 2006-6A A1A
0.487%, 5/3/18(l)§		$17,353	$17,324
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C
2.640%, 10/10/17		92,000	93,635
Series 2012-5 C
1.690%, 11/8/18		145,000	143,740
Auto ABS Compartiment,
Series 2012-2 A
2.800%, 4/27/25(m)	EUR	138,100	188,884
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A
0.502%, 6/20/17(l)§		$8,162	8,142
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.502%, 11/15/17(l)§		84,423	84,073
Chesapeake Funding LLC,
Series 2012-1A B
1.782%, 11/7/23(l)§		220,000	221,746
Series 2012-1A C
2.182%, 11/7/23(l)§		200,000	201,235
EFS Volunteer LLC,
Series 2010-1 A1
1.116%, 10/26/26(l)§		376,968	379,378
Ford Credit Floorplan Master Owner Trust,
Series 2012-1 C
1.682%, 1/15/16(l)		125,000	125,180
Series 2012-1 D
2.282%, 1/15/16(l)		116,000	116,312
Series 2012-2 C
2.860%, 1/15/19		100,000	102,515
Series 2012-2 D
3.500%, 1/15/19		145,000	149,709
Series 2012-4 C
1.390%, 9/15/16		180,000	179,801
Series 2012-4 D
2.090%, 9/15/16		116,000	116,208
Series 2012-5 C
2.140%, 9/15/19		218,000	216,487
Series 2013-1 D
1.820%, 1/15/18		288,000	285,963
GSAA Home Equity Trust,
Series 2005-11 2A1
0.459%, 10/25/35(l)		359,249	326,807
GSAA Trust,
Series 2006-5 2A1
0.249%, 3/25/36(l)		26,199	15,187
Harvest CLO S.A.,
Series I-X A1
0.827%, 3/29/17(l)(m)	EUR	214,868	290,656
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2 A1
1.340%, 10/15/43§		$135,000	135,040
Series 2012-T2 A2
1.990%, 10/15/45§		100,000	100,440
Hyundai Auto Receivables Trust,
Series 2012-A D
2.610%, 5/15/18		73,000	74,172
JG Wentworth XX LLC,
Series 2010-1A A
5.560%, 7/15/59§		507,133	569,225
JG Wentworth XXII LLC,
Series 2010-3A A
3.820%, 12/15/48§		249,792	261,673
Kingsland I Ltd.,
Series 2005-1A A1A
0.504%, 6/13/19(l)§		268,099	267,097
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.543%, 7/15/18(l)§		586,432	582,415
Mid-State Trust,
Series 4 A
8.330%, 4/1/30		32,170	33,176
Nelnet Student Loan Trust,
Series 2006-1 A5
0.372%, 8/23/27(l)		364,000	353,916
Series 2008-3 A4
1.912%, 11/25/24(l)		125,000	130,185
PFS Financing Corp.,
Series 2012-AA A
1.382%, 2/15/16(l)§		309,000	309,518
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.679%, 12/25/33(l)		43,291	41,676
Santander Drive Auto Receivables Trust,
Series 2012-AA B
1.210%, 10/16/17§		283,000	281,651
Series 2012-AA C
1.780%, 11/15/18§		490,000	480,604
Series 2013-2 B
1.330%, 3/15/18		363,000	359,249
Series 2013-4 B
2.160%, 1/15/20		134,000	135,388
Scholar Funding Trust,
Series 2011-A A
1.164%, 10/28/43(l)§		430,881	432,212
Series 2013-A A
0.829%, 1/30/45(l)§		495,426	491,048
SLM Private Credit Student Loan Trust,
Series 2003-B A2
0.654%, 3/15/22(l)		221,927	215,883
Series 2004-B A2
0.454%, 6/15/21(l)		248,938	244,022
Series 2004-B B
0.724%, 9/15/33(l)		16,862	14,286
Series 2005-B A2
0.434%, 3/15/23(l)		555,408	541,921
SLM Private Education Loan Trust,
Series 2011-C A2B
4.540%, 10/17/44§		138,000	147,989
Series 2012-A A1
1.582%, 8/15/25(l)§		123,641	124,456
Series 2012-C A1
1.282%, 8/15/23(l)§		209,273	209,407
Series 2012-C A2
3.310%, 10/15/46§		330,000	341,863
Series 2012-D A2
2.950%, 2/15/46§		400,000	411,068
Series 2012-E A1
0.932%, 10/16/23(l)§		137,873	137,454
Series 2012-E A2A
1.932%, 6/15/45(l)§		320,000	325,258
Series 2013-A A2A
1.770%, 5/17/27§		524,000	508,576
Series 2013-A A2B
1.232%, 5/17/27(l)§		355,000	350,073

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-B A1
0.832%, 7/15/22(l)§	$90,542	$90,088
Series 2013-B A2A
1.850%, 6/17/30§	150,000	144,739
SLM Student Loan Trust,
Series 2003-11 A6
0.544%, 12/15/25(l)§	250,000	247,505
Series 2008-5 A4
1.966%, 7/25/23(l)	268,000	279,942
Series 2008-9 A
1.766%, 4/25/23(l)	4,166,298	4,309,086
Series 2011-B A2
3.740%, 2/15/29§	130,000	135,484
Series 2013-C A1
1.030%, 2/15/22(l)§	255,000	255,002
Series 2013-C A2A
2.940%, 10/15/31§	185,000	184,955
Series 2013-C A2B
1.680%, 10/15/31(l)§	200,000	200,002
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(b)(l)§†	976	976
Structured Receivables Finance LLC,
Series 2010-B A
3.730%, 8/15/36§	221,654	230,793
World Financial Network Credit Card Master Trust,
Series 2010-A B
6.750%, 4/15/19	123,000	133,622
Series 2012-C A
2.230%, 8/15/22	268,000	266,983
Series 2012-D A
2.150%, 4/17/23	346,000	338,585

		18,691,685

Non-Agency CMO (5.6%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.339%, 2/25/47(l)	112,562	91,848
Series 2006-OA6 1A2
0.389%, 7/25/46(l)	69,116	55,887
Series 2007-OH1 A1D
0.389%, 4/25/47(l)	119,577	77,861
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.173%, 10/25/34(l)	49,293	47,917
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN A
1.332%, 8/15/29(l)§	100,000	100,525
Banc of America Commercial Mortgage Trust,
Series 2006-5 AM
5.448%, 9/10/47	69,000	74,775
Series 2007-1 AMFX
5.482%, 1/15/49(l)	16,000	17,122
Series 2007-3 A1A
5.857%, 6/10/49(l)	243,749	266,601
Series 2007-3 AM
5.857%, 6/10/49(l)	125,000	138,712
Banc of America Commercial Mortgage, Inc.,
Series 2007-3 A4
5.857%, 6/10/49(l)	334,000	371,150
Banc of America Large Loan Trust,
Series 2010 HLTN
2.482%, 11/15/15(l)§	2,910,234	2,914,902
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.694%, 6/24/50(l)§	797,615	874,138
Series 2010-UB4 A4A
5.041%, 12/20/41(l)§	91,869	95,443
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	132,089
Series 2012-TFT A
2.892%, 6/5/30§	152,000	145,769
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 AM
5.449%, 12/11/40(l)	76,000	81,444
Series 2006-PW14 A1A
5.189%, 12/11/38	213,042	234,047
Series 2007-PW15 A1A
5.317%, 2/11/44	148,326	163,350
Series 2007-PW17 A1A
5.650%, 6/11/50(l)	150,996	168,312
CD Mortgage Trust,
Series 2007-CD5
6.323%, 11/15/44(l)	15,000	17,154
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
0.379%, 4/25/46(l)	128,920	96,638
Citigroup Commercial Mortgage Trust,
Series 2013-GC15 XA
1.312%, 9/10/46 IO(l)†	880,000	66,799
Series 2013-SM X-A
0.745%, 1/14/30	3,117,897	92,767
Citigroup Mortgage Loan Trust,
Series 2006-AR1 1A1
2.550%, 10/25/35(l)	1,443,410	1,376,897
Commercial Mortgage Trust,
Series 2006-C8 AM
5.347%, 12/10/46	140,000	154,102
Series 2007-GG11 A4
5.736%, 12/10/49	58,000	65,105
Series 2007-GG11 AM
5.867%, 12/10/49(l)	89,000	95,992
Series 2007-GG9 AM
5.475%, 3/10/39	47,000	50,165
Series 2010-C1 A1
3.156%, 7/10/46§	2,542,652	2,625,061
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	100,000	108,477
Series 2012-CR1 XA
2.417%, 5/15/45 IO(l)	687,384	85,160
Series 2012-LTRT A2
3.400%, 10/5/30§	228,000	218,936
Series 2013-CR6 XA
1.701%, 3/10/46 IO(l)	1,745,161	137,664
Series 2013-GAM A2
3.367%, 2/10/28§	156,000	153,578
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM
5.993%, 6/15/38(l)	105,000	113,594
Series 2006-C5 A3
5.311%, 12/15/39	181,000	197,826
Series 2008-C1 A2
6.252%, 2/15/41(l)	56,433	58,200

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		$1,740,251	$1,948,608
Series 2010-RR1 3A
5.857%, 6/10/49(l)§		1,740,251	1,932,542
Series 2010-RR2 2A
5.953%, 9/15/39(l)§		591,000	654,346
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		944,667	1,035,772
Series 2011-4R 5A1
2.584%, 5/27/36(l)§		684,871	672,699
Series 2011-4R 6A1
2.651%, 5/27/36(l)§		304,094	300,605
CS First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37		134,000	136,424
DBRR Trust,
Series 2011-C32 A3A
5.936%, 6/17/49(l)§		181,000	202,720
Series 2012-EZ1 A
0.946%, 9/25/45§		380,589	380,415
Series 2013-EZ3 A
1.636%, 12/18/49(l)§†		113,423	113,249
EMF-NL B.V.,
Series 2008-2X A2
1.219%, 7/17/41(l)(m)	EUR	435,000	444,140
Extended Stay America Trust,
Series 2013-ESFL CFL
1.682%, 12/5/31(l)§		$363,000	362,446
Series 2013-ESHL A27
2.958%, 12/5/31§		121,000	119,297
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.532%, 11/15/31(l)		118,735	115,789
GMAC Commercial Mortgage Securities, Inc., Trust,
Series 2006-C1 AM
5.290%, 11/10/45(l)		120,000	126,728
GS Mortgage Securities Corp. II,
Series 2013-KING XA
0.844%, 12/10/27 IO(l)§		1,307,541	49,468
Series 2013-KYO XB1
3.249%, 11/8/29 IO(l)§		966,000	64,358
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP A
2.933%, 6/5/31§		250,000	249,769
GS Mortgage Securities Trust,
Series 2006-GG8 AM
5.591%, 11/10/39		51,000	55,840
Series 2010-C1 A2
4.592%, 8/10/43§		2,248,000	2,440,242
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.661%, 9/25/35(l)		321,458	322,865
Series 2006-AR2 2A1
2.863%, 4/25/36(l)		192,056	182,036
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.449%, 10/25/35(l)		184,274	161,464
Impac CMB Trust,
Series 2003-8 2A1
1.079%, 10/25/33(l)		18,671	18,464
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A
4.158%, 1/12/39§		160,421	161,992
Series 2006-CB14 AM
5.630%, 12/12/44(l)		44,000	47,533
Series 2007-CB18 A1A
5.431%, 6/12/47(l)		309,242	341,434
Series 2007-LD12 A1A
5.850%, 2/15/51(l)		283,969	321,515
Series 2007-LDPX A1A
5.439%, 1/15/49		247,399	274,762
Series 2008-C2 ASB
6.125%, 2/12/51(l)		153,606	165,695
Series 2012-CBX XA
2.196%, 6/15/45 IO(l)		650,142	66,724
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.744%, 8/25/34(l)		195,029	192,216
Series 2007-A1 3A3
2.812%, 7/25/35(l)		202,954	203,257
LB-UBS Commercial Mortgage Trust,
Series 2004-C7 A1A
4.475%, 10/15/29		300,920	310,171
Series 2005-C2 AJ
5.205%, 4/15/30(l)		96,000	99,537
Series 2006-C4 AM
6.075%, 6/15/38(l)		87,000	95,879
Series 2006-C7 AM
5.378%, 11/15/38		83,000	89,893
Series 2007-C1 A4
5.424%, 2/15/40		1,450,209	1,612,051
Series 2007-C7 A3
5.866%, 9/15/45(l)		294,793	329,950
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.897%, 12/25/32(l)		43,795	43,245
Series 2005-A10 A
0.389%, 2/25/36(l)		551,905	494,251
Merrill Lynch Mortgage Trust,
Series 2005-CKI1 AJ
5.457%, 11/12/37(l)		132,000	137,129
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9 A4
5.700%, 9/12/49		692,000	774,053
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 XA
1.894%, 2/15/46 IO(l)		668,428	70,382
Morgan Stanley Capital I Trust,
Series 2007-HQ12 A2FX
5.760%, 4/12/49(l)		276,426	282,794
Series 2007-IQ13 AM
5.406%, 3/15/44		83,000	88,835
Series 2007-IQ14 A1A
5.665%, 4/15/49(l)		118,322	129,220
Series 2007-IQ14 A2FX
5.610%, 4/15/49		285,071	286,391
Series 2012-C4 XA
2.860%, 3/15/45 IO(l)§		1,173,049	149,126

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	$2,289,704	$2,378,903
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.993%, 8/12/45(l)§	652,594	725,418
Series 2011-IO A
2.500%, 3/23/51§	58,407	58,506
Series 2012-IO AXB1
1.000%, 3/27/51§	66,866	66,260
Series 2012-IO AXB2
1.000%, 3/27/51§	100,000	96,469
Series 2012-XA A
2.000%, 7/27/49§	141,375	142,352
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	2,357,000	2,584,916
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	906,381	1,007,201
Series 2010-RR4 CMLA
6.209%, 12/16/49(l)§	447,390	498,011
S2 Hospitality LLC,
Series 2012-LV1 A
4.500%, 4/15/25§	12,281	12,267
Sequoia Mortgage Trust,
Series 10 2A1
0.940%, 10/20/27(l)	10,798	10,406
Series 2003-4 2A1
0.530%, 7/20/33(l)	37,032	34,716
STRIPs 2012-1 Ltd.,
Series 2012-1A A
1.500%, 12/25/44§†	244,786	237,414
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.605%, 11/25/34(l)	353,476	346,363
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3 12A1
0.399%, 5/25/36(l)	452,003	298,355
Structured Asset Mortgage Investments Trust,
Series 2005-AR5 A1
0.430%, 7/19/35(l)	127,874	110,583
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20 B
5.413%, 7/15/42(l)	232,000	239,180
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.553%, 8/25/42(l)	22,922	21,916
Series 2003-AR1 A5
2.207%, 3/25/33(l)	187,246	188,257
Wells Fargo Resecuritization Trust,
Series 2012-IO A
1.750%, 8/20/21§	165,821	165,272
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA
1.985%, 12/15/45 IO(l)§	1,153,970	129,660
Series 2013-C11 A4
3.037%, 3/15/45	181,000	172,436
Series 2013-C12 XA
1.667%, 3/15/48 IO(l)§	1,818,034	169,872
Series 2013-C15 XA
0.873%, 8/15/46(l)	1,189,022	51,390

		40,370,451

Total Asset-Backed and Mortgage-Backed Securities		59,062,136

Corporate Bonds (24.8%)
Consumer Discretionary (1.1%)
Auto Components (0.0%)
Johnson Controls, Inc.
4.250%, 3/1/21	113,000	117,908

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.
1.875%, 12/15/17	55,000	53,558
Darden Restaurants, Inc.
4.500%, 10/15/21	55,000	55,640
Hyatt Hotels Corp.
3.875%, 8/15/16	36,000	38,247
5.375%, 8/15/21	36,000	38,702
International Game Technology
5.500%, 6/15/20	36,000	37,495
Marriott International, Inc.
3.250%, 9/15/22	91,000	85,630
McDonald’s Corp.
5.800%, 10/15/17	91,000	105,551
3.500%, 7/15/20	58,000	60,625
3.625%, 5/20/21	36,000	37,488
Starbucks Corp.
6.250%, 8/15/17	36,000	42,009
Wyndham Worldwide Corp.
2.500%, 3/1/18	73,000	72,088
Yum! Brands, Inc.
4.250%, 9/15/15	36,000	38,252
5.300%, 9/15/19	55,000	61,595

		726,880

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	73,000	77,401
NVR, Inc.
3.950%, 9/15/22	55,000	53,195
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	36,840
Whirlpool Corp.
4.850%, 6/15/21	36,000	38,376

		205,812

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	109,000	113,905
QVC, Inc.
4.375%, 3/15/23	36,000	33,480

		147,385

Leisure Equipment & Products (0.0%)
Mattel, Inc.
3.150%, 3/15/23	36,000	33,996

Media (0.8%)
CBS Corp.
8.875%, 5/15/19	91,000	116,071
5.750%, 4/15/20	69,000	76,773

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
6.500%, 1/15/15	$351,000	$376,834
5.900%, 3/15/16	109,000	121,733
6.500%, 1/15/17	109,000	126,558
5.875%, 2/15/18	282,000	329,280
5.700%, 5/15/18	109,000	127,028
3.125%, 7/15/22	91,000	88,670
4.650%, 7/15/42	365,000	343,830
COX Communications, Inc.
5.500%, 10/1/15	55,000	59,197
2.950%, 6/30/23§	79,000	68,591
8.375%, 3/1/39§	305,000	367,439
4.700%, 12/15/42§	7,000	5,723
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	71,000	73,812
3.500%, 3/1/16	109,000	113,130
5.875%, 10/1/19	73,000	80,437
5.200%, 3/15/20	47,000	49,307
4.600%, 2/15/21	109,000	109,240
5.000%, 3/1/21	73,000	74,562
3.800%, 3/15/22	110,000	102,850
Discovery Communications LLC
3.700%, 6/1/15	73,000	76,612
5.050%, 6/1/20	73,000	80,560
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	73,000	71,540
NBCUniversal Media LLC
3.650%, 4/30/15	109,000	114,251
5.150%, 4/30/20	350,000	393,310
4.375%, 4/1/21	109,000	117,872
4.450%, 1/15/43	106,000	96,598
News America, Inc.
4.500%, 2/15/21	182,000	192,715
3.000%, 9/15/22	73,000	68,543
Omnicom Group, Inc.
5.900%, 4/15/16	73,000	81,380
4.450%, 8/15/20	73,000	75,988
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	109,000	137,046
Thomson Reuters Corp.
4.700%, 10/15/19	55,000	59,738
Time Warner Cable, Inc.
5.850%, 5/1/17	273,000	297,648
5.000%, 2/1/20	73,000	73,749
4.000%, 9/1/21	91,000	85,222
Time Warner, Inc.
5.875%, 11/15/16	182,000	206,139
4.875%, 3/15/20	91,000	98,513
3.400%, 6/15/22	36,000	34,968
Viacom, Inc.
5.625%, 9/15/19	91,000	102,580
Walt Disney Co.
5.500%, 3/15/19	109,000	126,335
2.750%, 8/16/21	55,000	53,196
2.350%, 12/1/22	91,000	83,556
WPP Finance 2010
3.625%, 9/7/22	55,000	51,911

		5,591,035

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	36,000	37,874
Kohl’s Corp.
6.250%, 12/15/17	36,000	41,529
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	52,000	58,630
4.375%, 9/1/23	100,000	100,750
Nordstrom, Inc.
4.750%, 5/1/20	36,000	40,012
4.000%, 10/15/21	36,000	37,772
Target Corp.
6.000%, 1/15/18	146,000	171,286
2.900%, 1/15/22	55,000	53,759

		541,612

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	91,000	93,027
Home Depot, Inc.
5.400%, 3/1/16	182,000	201,445
4.400%, 4/1/21	91,000	98,947
Lowe’s Cos., Inc.
2.125%, 4/15/16	73,000	75,404
4.625%, 4/15/20	109,000	120,359
O’Reilly Automotive, Inc.
4.625%, 9/15/21	36,000	37,650
TJX Cos., Inc.
6.950%, 4/15/19	53,000	64,304

		691,136

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	73,000	75,622
NIKE, Inc.
2.250%, 5/1/23	36,000	32,668

		108,290

Total Consumer Discretionary		8,164,054

Consumer Staples (1.4%)
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	230,000	240,254
2.875%, 2/15/16	73,000	76,477
1.375%, 7/15/17	175,000	174,584
7.750%, 1/15/19	91,000	114,549
5.375%, 1/15/20	91,000	104,694
2.500%, 7/15/22	182,000	167,589
Bottling Group LLC
5.500%, 4/1/16	73,000	81,219
Brown-Forman Corp.
2.500%, 1/15/16	55,000	56,932
Coca-Cola Co.
0.750%, 3/13/15	36,000	36,160
1.500%, 11/15/15	91,000	92,633
1.800%, 9/1/16	146,000	149,836
1.150%, 4/1/18	91,000	88,952
3.150%, 11/15/20	91,000	93,263
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	101,849
3.250%, 8/19/21	100,000	97,852
Diageo Capital plc
5.750%, 10/23/17	91,000	104,728
1.125%, 4/29/18	73,000	70,414
Diageo Finance B.V.
3.250%, 1/15/15	73,000	75,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.300%, 10/28/15	$91,000	$99,569
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	73,000	73,118
3.200%, 11/15/21	36,000	35,236
PepsiCo, Inc.
0.700%, 8/13/15	36,000	36,071
0.700%, 2/26/16	27,000	26,835
7.900%, 11/1/18	182,000	231,789
4.500%, 1/15/20	146,000	160,384
3.600%, 8/13/42	54,000	44,979

		2,635,466

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	55,000	62,911
1.700%, 12/15/19	91,000	87,987
CVS Caremark Corp.
3.250%, 5/18/15	128,000	133,106
4.750%, 5/18/20	128,000	140,821
7.507%, 1/10/32§	1,876,816	2,321,648
Delhaize Group S.A.
4.125%, 4/10/19	36,000	37,565
Kroger Co.
6.400%, 8/15/17	91,000	104,763
Safeway, Inc.
5.000%, 8/15/19	146,000	152,322
Walgreen Co.
1.800%, 9/15/17	55,000	55,190
5.250%, 1/15/19	36,000	40,498
3.100%, 9/15/22	73,000	68,344
Wal-Mart Stores, Inc.
2.875%, 4/1/15	273,000	283,338
5.800%, 2/15/18	182,000	213,112
3.250%, 10/25/20	73,000	74,845
2.550%, 4/11/23	109,000	99,911
4.000%, 4/11/43	98,000	87,277

		3,963,638

Food Products (0.2%)
ConAgra Foods, Inc.
5.819%, 6/15/17	73,000	82,838
1.900%, 1/25/18	46,000	45,333
3.200%, 1/25/23	73,000	68,089
General Mills, Inc.
0.875%, 1/29/16	29,000	28,940
5.650%, 2/15/19	91,000	105,560
Hershey Co.
4.850%, 8/15/15	91,000	98,020
Hormel Foods Corp.
4.125%, 4/15/21	36,000	37,924
Ingredion, Inc.
3.200%, 11/1/15	36,000	37,493
4.625%, 11/1/20	36,000	37,902
J.M. Smucker Co.
3.500%, 10/15/21	73,000	73,307
Kellogg Co.
4.000%, 12/15/20	91,000	96,322
Kraft Foods Group, Inc.
3.500%, 6/6/22	182,000	179,739
McCormick & Co., Inc.
3.900%, 7/15/21	27,000	28,275
Mead Johnson Nutrition Co.
3.500%, 11/1/14	36,000	36,936
4.900%, 11/1/19	73,000	80,722
Mondelez International, Inc.
4.125%, 2/9/16	128,000	136,503
6.125%, 2/1/18	91,000	105,259
5.375%, 2/10/20	182,000	205,602
Tyson Foods, Inc.
4.500%, 6/15/22	182,000	186,805
Unilever Capital Corp.
4.800%, 2/15/19	109,000	123,489

		1,795,058

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	91,000	95,777
Colgate-Palmolive Co.
3.150%, 8/5/15	109,000	114,309
Energizer Holdings, Inc.
4.700%, 5/19/21	55,000	56,174
Kimberly-Clark Corp.
6.125%, 8/1/17	91,000	106,474
7.500%, 11/1/18	36,000	45,258
3.875%, 3/1/21	38,000	40,318
Procter & Gamble Co.
3.150%, 9/1/15	128,000	134,324
4.700%, 2/15/19	182,000	206,658

		799,292

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	91,000	91,691

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	80,000	105,934
4.750%, 5/5/21	91,000	96,298
2.850%, 8/9/22	91,000	82,631
Lorillard Tobacco Co.
3.500%, 8/4/16	40,000	41,902
6.875%, 5/1/20	91,000	104,691
Philip Morris International, Inc.
5.650%, 5/16/18	237,000	274,903
2.500%, 8/22/22	36,000	33,171
2.625%, 3/6/23	36,000	33,203
Reynolds American, Inc.
6.750%, 6/15/17	109,000	126,026
3.250%, 11/1/22	73,000	67,357

		966,116

Total Consumer Staples		10,251,261

Energy (2.3%)
Energy Equipment & Services (0.4%)
AK Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)	326,000	397,720
Cameron International Corp.
4.500%, 6/1/21	55,000	59,271
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	38,000	44,705
Ensco plc
3.250%, 3/15/16	91,000	94,634
4.700%, 3/15/21	146,000	154,289
Halliburton Co.
6.150%, 9/15/19	91,000	109,220
3.500%, 8/1/23	100,000	99,057

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Nabors Industries, Inc.
9.250%, 1/15/19	$109,000	$136,089
Rowan Cos., Inc.
7.875%, 8/1/19	47,000	56,871
Transocean, Inc.
4.950%, 11/15/15	91,000	97,553
5.050%, 12/15/16	47,000	51,429
2.500%, 10/15/17	257,000	257,273
6.000%, 3/15/18	446,000	503,166
6.500%, 11/15/20	214,000	238,550
Weatherford International Ltd.
5.500%, 2/15/16	109,000	117,650
9.625%, 3/1/19	109,000	136,392

		2,553,869

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	146,000	163,830
8.700%, 3/15/19	109,000	140,406
Apache Corp.
5.625%, 1/15/17	73,000	82,669
3.250%, 4/15/22	73,000	71,410
4.250%, 1/15/44	70,000	60,958
BP Capital Markets plc
3.875%, 3/10/15	128,000	133,998
3.200%, 3/11/16	182,000	190,866
1.375%, 11/6/17	73,000	71,661
4.500%, 10/1/20	182,000	195,810
3.245%, 5/6/22	109,000	104,998
2.500%, 11/6/22	55,000	49,584
2.750%, 5/10/23	155,000	141,645
Buckeye Partners LP
4.875%, 2/1/21	73,000	75,528
Canadian Natural Resources Ltd.
5.700%, 5/15/17	146,000	165,547
Cenovus Energy, Inc.
5.700%, 10/15/19	73,000	82,987
Chevron Corp.
1.104%, 12/5/17	73,000	72,009
4.950%, 3/3/19	91,000	104,551
2.355%, 12/5/22	55,000	50,632
3.191%, 6/24/23	150,000	146,754
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	115,147
ConocoPhillips Co.
4.600%, 1/15/15	182,000	191,135
1.050%, 12/15/17	36,000	35,098
5.750%, 2/1/19	91,000	106,356
6.000%, 1/15/20	91,000	107,854
Devon Energy Corp.
2.400%, 7/15/16	55,000	56,887
4.000%, 7/15/21	73,000	74,533
Enbridge Energy Partners LP
9.875%, 3/1/19	91,000	119,212
EnCana Corp.
6.500%, 5/15/19	89,000	105,741
Energy Transfer Partners LP
9.000%, 4/15/19	109,000	138,355
5.200%, 2/1/22	109,000	115,818
3.600%, 2/1/23	199,000	185,219
Enterprise Products Operating LLC
1.250%, 8/13/15	44,000	44,181
3.200%, 2/1/16	146,000	153,104
5.250%, 1/31/20	36,000	40,108
3.350%, 3/15/23	128,000	120,843
4.450%, 2/15/43	76,000	68,098
EOG Resources, Inc.
2.950%, 6/1/15	91,000	94,406
5.625%, 6/1/19	36,000	41,910
4.100%, 2/1/21	91,000	96,145
EQT Corp.
8.125%, 6/1/19	73,000	88,035
Gazprom OAO (Gaz Capital S.A.)
8.146%, 4/11/18§	653,000	757,480
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	36,000	38,268
6.000%, 2/1/17	73,000	82,686
6.850%, 2/15/20	91,000	107,797
3.950%, 9/1/22	91,000	89,670
Magellan Midstream Partners LP
6.550%, 7/15/19	55,000	65,495
4.250%, 2/1/21	36,000	37,956
Marathon Oil Corp.
2.800%, 11/1/22	73,000	67,971
Marathon Petroleum Corp.
3.500%, 3/1/16	47,000	49,342
5.125%, 3/1/21	55,000	59,332
Murphy Oil Corp.
2.500%, 12/1/17	172,000	170,856
4.000%, 6/1/22	111,000	106,492
3.700%, 12/1/22	93,000	86,317
Nexen, Inc.
6.200%, 7/30/19	36,000	42,065
5.875%, 3/10/35	7,000	7,226
6.400%, 5/15/37	76,000	82,705
7.500%, 7/30/39	119,000	146,156
Noble Energy, Inc.
8.250%, 3/1/19	80,000	99,852
4.150%, 12/15/21	179,000	186,423
6.000%, 3/1/41	94,000	105,362
Noble Holding International Ltd.
3.050%, 3/1/16	55,000	56,820
4.625%, 3/1/21	73,000	74,713
3.950%, 3/15/22	30,000	28,873
5.250%, 3/15/42	137,000	125,172
Occidental Petroleum Corp.
2.500%, 2/1/16	36,000	37,288
4.125%, 6/1/16	55,000	59,381
4.100%, 2/1/21	109,000	114,522
ONEOK Partners LP
3.250%, 2/1/16	36,000	37,387
8.625%, 3/1/19	36,000	45,428
3.375%, 10/1/22	36,000	33,240
PC Financial Partnership
5.000%, 11/15/14	182,000	190,525
Petrobras International Finance Co.
3.875%, 1/27/16	1,067,000	1,100,578
3.500%, 2/6/17	91,000	92,350
7.875%, 3/15/19	128,000	147,008
5.750%, 1/20/20	173,000	180,605
5.375%, 1/27/21	273,000	274,534
Petrohawk Energy Corp.
6.250%, 6/1/19	91,000	100,356
Petroleos Mexicanos
4.875%, 3/15/15	128,000	134,543

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
8.000%, 5/3/19		$182,000	$220,038
6.000%, 3/5/20		226,000	251,651
3.500%, 1/30/23		82,000	74,415
Phillips 66
4.300%, 4/1/22		146,000	149,398
Pioneer Natural Resources Co.
6.875%, 5/1/18		55,000	64,746
3.950%, 7/15/22		73,000	73,375
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15		91,000	96,274
8.750%, 5/1/19		36,000	46,259
5.000%, 2/1/21		36,000	39,326
Plains Exploration & Production Co.
6.875%, 2/15/23		109,000	117,105
Southwestern Energy Co.
7.500%, 2/1/18		73,000	86,526
4.100%, 3/15/22		181,000	181,275
Spectra Energy Capital LLC
6.200%, 4/15/18		73,000	83,699
8.000%, 10/1/19		36,000	44,241
Statoil ASA
2.900%, 10/15/14		182,000	186,602
1.200%, 1/17/18		36,000	35,160
5.250%, 4/15/19		91,000	103,756
Talisman Energy, Inc.
7.750%, 6/1/19		73,000	88,442
Total Capital International S.A.
2.875%, 2/17/22		91,000	87,321
3.700%, 1/15/24		310,000	310,415
Total Capital S.A.
3.125%, 10/2/15		146,000	153,080
2.125%, 8/10/18		100,000	100,465
4.450%, 6/24/20		36,000	39,559
4.125%, 1/28/21		73,000	77,793
TransCanada PipeLines Ltd.
3.400%, 6/1/15		73,000	76,176
7.125%, 1/15/19		146,000	179,235
2.500%, 8/1/22		64,000	58,975
6.350%, 5/15/67(l)		36,000	37,440
Valero Energy Corp.
6.125%, 2/1/20		133,000	152,698
Western Gas Partners LP
5.375%, 6/1/21		160,000	172,336
4.000%, 7/1/22		91,000	88,459
Williams Cos., Inc.
7.875%, 9/1/21		117,000	140,059
3.700%, 1/15/23		223,000	202,803
Williams Partners LP
3.800%, 2/15/15		73,000	75,545
5.250%, 3/15/20		113,000	121,616
4.000%, 11/15/21		36,000	35,380
XTO Energy, Inc.
6.250%, 8/1/17		73,000	86,435

			13,564,880

Total Energy			16,118,749

Financials (12.3%)
Capital Markets (2.2%)
Ameriprise Financial, Inc.
5.650%, 11/15/15		55,000	60,428
7.300%, 6/28/19		33,000	41,143
5.300%, 3/15/20		36,000	40,910
Bank of New York Mellon Corp.
3.100%, 1/15/15		182,000	187,859
1.200%, 2/20/15		31,000	31,335
5.450%, 5/15/19		73,000	84,283
4.150%, 2/1/21		73,000	78,551
3.550%, 9/23/21		36,000	36,895
BlackRock, Inc.
3.500%, 12/10/14		91,000	94,210
5.000%, 12/10/19		73,000	82,822
Charles Schwab Corp.
4.450%, 7/22/20		36,000	39,143
3.225%, 9/1/22		36,000	34,270
Credit Suisse AG/New York
4.375%, 8/5/20		146,000	157,518
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		364,000	393,155
Deutsche Bank AG
4.296%, 5/24/28(l)		200,000	180,632
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	104,632
6.000%, 9/1/17		182,000	208,452
Eaton Vance Corp.
6.500%, 10/2/17		22,000	25,401
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,270,000	1,336,802
0.576%, 5/18/15(l)	EUR	50,000	67,516
5.350%, 1/15/16		$364,000	396,167
3.625%, 2/7/16		364,000	382,327
5.625%, 1/15/17		109,000	120,264
6.250%, 9/1/17		273,000	311,777
6.150%, 4/1/18		273,000	312,452
7.500%, 2/15/19		471,000	570,417
5.375%, 3/15/20		255,000	281,050
5.250%, 7/27/21		264,000	286,607
5.750%, 1/24/22		351,000	387,644
3.625%, 1/22/23		261,000	249,177
Jefferies Group LLC
8.500%, 7/15/19		109,000	131,938
5.125%, 1/20/23		18,000	18,097
Lazard Group LLC
7.125%, 5/15/15		73,000	79,022
Lehman Brothers Holdings, Inc.
0.000%, 12/23/12(b)(h)		10,200,000	2,613,750
5.625%, 1/24/13(h)*		5,000,000	1,300,000
6.750%, 12/28/17(b)(h)*†		470,000	—
Mellon Funding Corp.
5.000%, 12/1/14		91,000	95,448
Merrill Lynch & Co., Inc.
5.700%, 5/2/17		273,000	300,866
6.875%, 4/25/18		364,000	428,992
Morgan Stanley
6.000%, 4/28/15		16,000	17,153
4.000%, 7/24/15		546,000	569,902
3.800%, 4/29/16		100,000	105,006
5.550%, 4/27/17		219,000	242,712
5.950%, 12/28/17		182,000	205,176
7.300%, 5/13/19		437,000	524,344
5.750%, 1/25/21		273,000	303,885
5.500%, 7/28/21		55,000	60,289
3.750%, 2/25/23		109,000	104,848

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
4.100%, 5/22/23		$55,000	$51,239
Nomura Holdings, Inc.
5.000%, 3/4/15		109,000	114,311
4.125%, 1/19/16		36,000	37,579
6.700%, 3/4/20		74,000	84,460
Northern Trust Corp.
3.450%, 11/4/20		73,000	75,623
Raymond James Financial, Inc.
4.250%, 4/15/16		36,000	38,095
8.600%, 8/15/19		36,000	45,080
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		671,469	697,542
TD Ameritrade Holding Corp.
5.600%, 12/1/19		36,000	41,640
UBS AG/Connecticut
5.875%, 7/15/16		91,000	100,759
5.875%, 12/20/17		74,000	85,482
5.750%, 4/25/18		122,000	140,702
4.875%, 8/4/20		170,000	189,125

			15,386,904

Commercial Banks (3.5%)
Australia & New Zealand Banking Group Ltd./New York
1.450%, 5/15/18		250,000	241,638
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		18,000	18,630
3.875%, 10/10/22		300,000	261,000
Banco Santander S.A./Chile
1.866%, 1/19/16(l)§		2,755,000	2,727,720
Bancolombia S.A.
4.250%, 1/12/16		91,000	93,741
Bank of Montreal
0.800%, 11/6/15		55,000	54,986
1.400%, 9/11/17		109,000	107,372
2.550%, 11/6/22		55,000	50,915
Bank of Nova Scotia
3.400%, 1/22/15		73,000	75,665
0.750%, 10/9/15		91,000	90,667
0.950%, 3/15/16		146,000	145,631
1.375%, 7/15/16		91,000	91,587
Barclays Bank plc
5.000%, 9/22/16		146,000	161,122
5.140%, 10/14/20		182,000	190,194
BB&T Corp.
3.200%, 3/15/16		146,000	153,382
1.450%, 1/12/18		55,000	53,873
5.250%, 11/1/19		109,000	121,674
BBVA Senior Finance S.A.U.
4.664%, 10/9/15		200,000	208,368
BNP Paribas S.A.
3.250%, 3/11/15		219,000	226,618
5.000%, 1/15/21		182,000	196,917
3.250%, 3/3/23		91,000	84,707
Canadian Imperial Bank of Commerce
2.350%, 12/11/15		73,000	75,345
1.350%, 7/18/16		73,000	73,468
Capital One Bank USA N.A.
8.800%, 7/15/19		63,000	80,607
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		182,000	182,254
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1.700%, 3/19/18		250,000	246,745
3.875%, 2/8/22		182,000	181,410
DNB Bank ASA
3.200%, 4/3/17§		1,559,000	1,631,653
Fifth Third Bancorp
3.625%, 1/25/16		91,000	96,005
5.450%, 1/15/17		91,000	100,786
First Horizon National Corp.
5.375%, 12/15/15		36,000	38,956
First Niagara Financial Group, Inc.
7.250%, 12/15/21		55,000	63,728
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 5/11/16§		417,000	430,552
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	195,503
HSBC Holdings plc
4.000%, 3/30/22		182,000	185,417
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,637
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	196,393
KeyBank N.A./Ohio
7.413%, 5/6/15		146,000	159,915
KfW
1.000%, 1/12/15		146,000	146,904
2.625%, 3/3/15		182,000	187,772
1.250%, 10/26/15		273,000	276,421
2.625%, 2/16/16		364,000	380,590
0.500%, 4/19/16		219,000	217,980
4.875%, 1/17/17		482,000	541,125
1.250%, 2/15/17		182,000	183,103
0.875%, 9/5/17		73,000	71,667
4.500%, 7/16/18		182,000	205,408
4.875%, 6/17/19		182,000	210,112
4.000%, 1/27/20		182,000	200,615
2.750%, 9/8/20		364,000	372,634
2.750%, 10/1/20		200,000	204,108
6.250%, 5/19/21	AUD	2,248,000	2,328,058
2.625%, 1/25/22		$182,000	180,734
2.125%, 1/17/23		237,000	221,617
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		182,000	190,260
2.500%, 2/15/16		364,000	379,013
1.375%, 10/23/19		21,000	20,159
National Australia Bank Ltd./New York
2.750%, 3/9/17		50,000	51,410
3.000%, 1/20/23		250,000	233,288
Nordea Bank AB
1.168%, 1/14/14(l)§		2,103,000	2,108,116
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		182,000	199,605
PNC Bank N.A.
4.875%, 9/21/17		50,000	55,413
PNC Funding Corp.
3.625%, 2/8/15		273,000	283,487
5.625%, 2/1/17		109,000	121,472
5.125%, 2/8/20		36,000	40,056
4.375%, 8/11/20		36,000	38,436
Royal Bank of Canada
0.800%, 10/30/15		73,000	72,960

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 12/15/15	$128,000	$132,890
2.300%, 7/20/16	73,000	75,390
1.500%, 1/16/18	91,000	89,755
Royal Bank of Scotland Group plc
5.050%, 1/8/15	761,000	786,950
6.400%, 10/21/19	100,000	113,664
Royal Bank of Scotland plc
3.950%, 9/21/15	182,000	191,203
5.625%, 8/24/20	91,000	99,901
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	36,000	38,266
Sberbank of Russia (SB Capital S.A.)
5.499%, 7/7/15(m)	816,000	864,960
Sumitomo Mitsui Banking Corp.
1.450%, 7/19/16	250,000	251,150
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	91,000	108,209
2.750%, 5/1/23	200,000	181,486
Toronto-Dominion Bank
2.500%, 7/14/16	128,000	132,948
2.375%, 10/19/16	73,000	75,249
U.S. Bancorp/Minnesota
2.450%, 7/27/15	91,000	93,901
2.950%, 7/15/22	91,000	85,675
U.S. Bank N.A./Ohio
4.950%, 10/30/14	146,000	152,989
Union Bank N.A.
2.625%, 9/26/18	250,000	254,518
UnionBanCal Corp.
3.500%, 6/18/22	91,000	89,245
Wachovia Bank N.A.
4.800%, 11/1/14	182,000	190,370
Wachovia Corp.
5.625%, 10/15/16	91,000	101,998
5.750%, 2/1/18	73,000	84,092
Wells Fargo & Co.
3.750%, 10/1/14	182,000	187,942
1.250%, 2/13/15	91,000	91,758
1.500%, 7/1/15	182,000	184,141
5.625%, 12/11/17	182,000	209,191
1.500%, 1/16/18	109,000	107,586
4.600%, 4/1/21	150,000	162,980
3.500%, 3/8/22	273,000	273,883
3.450%, 2/13/23	109,000	102,119
Westpac Banking Corp.
3.000%, 8/4/15	182,000	189,786
0.950%, 1/12/16	109,000	109,021
2.000%, 8/14/17	73,000	73,583
4.875%, 11/19/19	109,000	121,729

		25,036,832

Consumer Finance (1.8%)
Ally Financial, Inc.
3.465%, 2/11/14(l)	1,450,000	1,457,308
8.300%, 2/12/15	218,000	234,350
American Express Centurion Bank
6.000%, 9/13/17	146,000	168,875
American Express Co.
6.150%, 8/28/17	363,000	423,415
7.000%, 3/19/18	2,339,000	2,820,713
8.125%, 5/20/19	91,000	118,989
American Express Credit Corp.
1.750%, 6/12/15	47,000	47,797
2.750%, 9/15/15	182,000	188,836
2.800%, 9/19/16	109,000	114,128
Capital One Financial Corp.
2.150%, 3/23/15	91,000	92,439
1.000%, 11/6/15	55,000	54,567
3.150%, 7/15/16	124,000	129,634
Caterpillar Financial Services Corp.
2.750%, 6/24/15	182,000	188,729
1.250%, 11/6/17	91,000	89,389
7.150%, 2/15/19	73,000	90,293
Discover Financial Services
6.450%, 6/12/17	73,000	82,992
5.200%, 4/27/22	55,000	57,303
3.850%, 11/21/22	288,000	273,802
Ford Motor Credit Co. LLC
3.875%, 1/15/15	181,000	187,208
12.000%, 5/15/15	273,000	317,772
3.984%, 6/15/16	91,000	96,132
8.000%, 12/15/16	182,000	215,694
3.000%, 6/12/17	273,000	279,170
2.375%, 1/16/18	3,009,000	2,983,123
5.000%, 5/15/18	303,000	330,512
5.875%, 8/2/21	182,000	201,583
HSBC Finance Corp.
5.000%, 6/30/15	250,000	266,099
HSBC USA, Inc.
1.625%, 1/16/18	146,000	142,987
John Deere Capital Corp.
2.800%, 9/18/17	182,000	190,275
1.300%, 3/12/18	55,000	53,880
3.150%, 10/15/21	109,000	108,331
PACCAR Financial Corp.
0.700%, 11/16/15	55,000	54,920
Toyota Motor Credit Corp.
0.875%, 7/17/15	91,000	91,549
2.800%, 1/11/16	146,000	151,980
2.000%, 9/15/16	109,000	111,954
1.250%, 10/5/17	73,000	71,984
3.400%, 9/15/21	109,000	109,147

		12,597,859

Diversified Financial Services (3.5%)
Bank of America Corp.
4.500%, 4/1/15	182,000	191,102
1.500%, 10/9/15	109,000	109,547
6.500%, 8/1/16	365,000	413,880
5.625%, 10/14/16	182,000	202,771
2.000%, 1/11/18	558,000	548,670
5.650%, 5/1/18	930,000	1,048,209
7.625%, 6/1/19	1,670,000	2,047,049
5.625%, 7/1/20	365,000	408,591
5.000%, 5/13/21	182,000	195,684
3.300%, 1/11/23	333,000	312,193
4.100%, 7/24/23	125,000	124,096
Bank of America N.A.
0.534%, 6/15/16(l)	616,000	602,113
5.300%, 3/15/17	182,000	200,727
Bear Stearns Cos. LLC
5.300%, 10/30/15	302,000	326,898
Block Financial LLC
5.500%, 11/1/22	73,000	75,005
Boeing Capital Corp.
3.250%, 10/27/14	182,000	187,492

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
2.125%, 8/15/16		$55,000	$56,856
Citigroup, Inc.
5.500%, 10/15/14		24,000	25,148
4.750%, 5/19/15		182,000	192,706
2.250%, 8/7/15		55,000	56,071
3.953%, 6/15/16		182,000	193,605
4.450%, 1/10/17		58,000	62,776
5.500%, 2/15/17		91,000	99,724
6.000%, 8/15/17		156,000	178,299
6.125%, 5/15/18		364,000	420,729
2.500%, 9/26/18		100,000	99,378
8.500%, 5/22/19		364,000	464,646
3.375%, 3/1/23		107,000	101,497
Crown Castle Towers LLC
6.113%, 1/15/20§		330,000	369,600
General Electric Capital Corp.
3.500%, 6/29/15		364,000	380,788
1.000%, 12/11/15		91,000	91,138
1.000%, 1/8/16		91,000	91,014
2.950%, 5/9/16		109,000	113,793
5.400%, 2/15/17		294,000	330,961
1.600%, 11/20/17		55,000	54,752
6.000%, 8/7/19		546,000	634,323
5.300%, 2/11/21		323,000	351,073
4.650%, 10/17/21		182,000	193,989
3.150%, 9/7/22		109,000	103,078
ING US, Inc.
5.500%, 7/15/22		36,000	38,542
JPMorgan Chase & Co.
4.750%, 3/1/15		182,000	191,872
3.150%, 7/5/16		175,000	183,854
0.889%, 5/31/17(l)	EUR	1,400,000	1,862,739
2.000%, 8/15/17		$91,000	91,300
6.000%, 1/15/18		546,000	629,161
6.300%, 4/23/19		182,000	212,826
4.400%, 7/22/20		364,000	385,638
4.625%, 5/10/21		182,000	193,429
3.250%, 9/23/22		204,000	192,446
3.200%, 1/25/23		230,000	215,038
4.375%, 11/30/21(l)(m)	EUR	150,000	212,059
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		$2,249,000	2,577,528
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		36,000	37,201
5.550%, 1/15/20		36,000	38,575
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17		73,000	75,939
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		109,000	114,308
5.450%, 2/1/18		109,000	124,583
ORIX Corp.
4.710%, 4/27/15		91,000	95,111
Private Export Funding Corp.
4.550%, 5/15/15		73,000	77,870
4.950%, 11/15/15		73,000	79,762
1.375%, 2/15/17		18,000	18,221
2.050%, 11/15/22		46,000	41,961
Rosneft Finance S.A.
6.250%, 2/2/15(m)		218,000	230,807
7.500%, 7/18/16(m)		725,000	812,000
6.625%, 3/20/17(m)		399,000	439,399
7.875%, 3/13/18(m)		471,000	544,594
RZD Capital Ltd.
5.739%, 4/3/17(m)		100,000	106,500
Sasol Financing International plc
4.500%, 11/14/22		50,000	45,312
Shell International Finance B.V.
3.100%, 6/28/15		2,394,000	2,498,771
4.300%, 9/22/19		73,000	80,535
4.375%, 3/25/20		36,000	39,629
2.375%, 8/21/22		73,000	66,976
3.400%, 8/12/23		150,000	148,255
4.550%, 8/12/43		153,000	150,827
Waha Aerospace B.V.
3.925%, 7/28/20§		376,600	397,313
XTRA Finance Corp.
5.150%, 4/1/17		36,000	39,973

			24,950,825

Insurance (0.9%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		91,000	98,080
2.600%, 11/23/15		36,000	37,307
5.900%, 6/15/19		36,000	42,832
Aegon N.V.
4.625%, 12/1/15		109,000	116,522
Aflac, Inc.
8.500%, 5/15/19		55,000	70,752
Alleghany Corp.
5.625%, 9/15/20		36,000	39,251
Allianz Finance II B.V.
5.750%, 7/8/41(l)	EUR	100,000	150,637
Allstate Corp.
7.450%, 5/16/19		$73,000	92,450
American Financial Group, Inc./Ohio
9.875%, 6/15/19		36,000	46,703
American International Group, Inc.
5.050%, 10/1/15		91,000	98,039
5.600%, 10/18/16		36,000	40,206
3.800%, 3/22/17		222,000	235,792
5.450%, 5/18/17		91,000	101,718
5.850%, 1/16/18		91,000	103,584
3.375%, 8/15/20		180,000	179,298
6.400%, 12/15/20		182,000	214,232
4.875%, 6/1/22		206,000	220,873
4.125%, 2/15/24		105,000	105,072
8.175%, 5/15/58(l)		326,000	380,214
Aon Corp.
3.500%, 9/30/15		91,000	94,882
5.000%, 9/30/20		36,000	39,400
Axis Specialty Finance LLC
5.875%, 6/1/20		55,000	60,739
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		146,000	153,911
0.950%, 8/15/16		100,000	100,080
4.250%, 1/15/21		109,000	116,845
Berkshire Hathaway, Inc.
1.550%, 2/9/18		55,000	54,475
Chubb Corp.
5.750%, 5/15/18		36,000	41,770
6.375%, 3/29/67(l)		73,000	78,475
CNA Financial Corp.
5.875%, 8/15/20		109,000	124,097

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Genworth Holdings, Inc.
8.625%, 12/15/16	$73,000	$86,530
7.700%, 6/15/20	91,000	107,616
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	73,000	81,880
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	36,000	41,959
Lincoln National Corp.
8.750%, 7/1/19	36,000	46,538
6.050%, 4/20/67(l)	109,000	105,730
Manulife Financial Corp.
3.400%, 9/17/15	305,000	317,749
Markel Corp.
7.125%, 9/30/19	36,000	42,490
5.350%, 6/1/21	36,000	38,656
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	63,000	68,657
4.800%, 7/15/21	36,000	38,893
MetLife, Inc.
6.750%, 6/1/16	109,000	124,725
4.750%, 2/8/21	91,000	99,046
4.368%, 9/15/23	200,000	207,820
Metropolitan Life Global Funding I
5.125%, 6/10/14§	281,000	289,975
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	73,000	70,408
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	36,000	35,443
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	36,000	39,310
Principal Financial Group, Inc.
8.875%, 5/15/19	73,000	94,755
Progressive Corp.
3.750%, 8/23/21	46,000	47,371
Protective Life Corp.
7.375%, 10/15/19	36,000	43,596
Prudential Financial, Inc.
6.200%, 1/15/15	16,000	17,101
4.750%, 9/17/15	288,000	309,244
6.000%, 12/1/17	273,000	316,280
5.375%, 6/21/20	170,000	191,831
5.875%, 9/15/42(l)	159,000	155,820
Reinsurance Group of America, Inc.
6.450%, 11/15/19	36,000	41,519
Torchmark Corp.
9.250%, 6/15/19	36,000	46,888
Travelers Cos., Inc.
5.500%, 12/1/15	55,000	60,436
5.800%, 5/15/18	91,000	106,101
Unum Group
5.625%, 9/15/20	36,000	39,593

		6,552,196

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
4.625%, 4/1/15	55,000	57,279
5.050%, 9/1/20	128,000	131,026
AvalonBay Communities, Inc.
5.700%, 3/15/17	55,000	61,791
Boston Properties LP
3.700%, 11/15/18	73,000	76,811
5.875%, 10/15/19	109,000	125,692
Brandywine Operating Partnership LP
4.950%, 4/15/18	36,000	38,628
Camden Property Trust
4.625%, 6/15/21	73,000	77,148
CommonWealth REIT
6.650%, 1/15/18	36,000	39,481
DDR Corp.
4.625%, 7/15/22	55,000	56,022
Digital Realty Trust LP
4.500%, 7/15/15	36,000	37,788
3.625%, 10/1/22	55,000	50,633
Duke Realty LP
6.750%, 3/15/20	55,000	63,425
EPR Properties
7.750%, 7/15/20	36,000	40,545
ERP Operating LP
5.125%, 3/15/16	182,000	198,922
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	33,863
HCP, Inc.
3.750%, 2/1/16	36,000	37,869
6.000%, 1/30/17	73,000	82,039
3.150%, 8/1/22	36,000	33,298
Health Care REIT, Inc.
4.700%, 9/15/17	73,000	79,588
6.125%, 4/15/20	53,000	60,238
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	36,000	40,396
Highwoods Realty LP
3.625%, 1/15/23	55,000	51,310
Hospitality Properties Trust
5.625%, 3/15/17	36,000	39,125
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	36,000
Kilroy Realty LP
5.000%, 11/3/15	36,000	38,595
Kimco Realty Corp.
6.875%, 10/1/19	36,000	43,534
Liberty Property LP
4.750%, 10/1/20	73,000	77,283
Mack-Cali Realty LP
7.750%, 8/15/19	36,000	43,712
National Retail Properties, Inc.
3.800%, 10/15/22	55,000	52,770
ProLogis LP
6.250%, 3/15/17	36,000	40,828
4.250%, 8/15/23	100,000	99,263
Realty Income Corp.
5.750%, 1/15/21	91,000	100,442
Senior Housing Properties Trust
4.300%, 1/15/16	36,000	37,170
Simon Property Group LP
5.100%, 6/15/15	185,000	198,234
5.650%, 2/1/20	182,000	207,749
4.125%, 12/1/21	36,000	37,435
UDR, Inc.
4.250%, 6/1/18	73,000	77,496
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	36,000	37,602
2.000%, 2/15/18	55,000	53,874
4.250%, 3/1/22	40,000	40,223
3.250%, 8/15/22	36,000	33,406

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Vornado Realty LP
5.000%, 1/15/22	$91,000	$95,477
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	34,757
Weingarten Realty Investors
3.375%, 10/15/22	109,000	101,390
Weyerhaeuser Co.
4.625%, 9/15/23	100,000	101,500

		3,101,657

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	36,000	38,176

Total Financials		87,664,449

Health Care (1.6%)
Biotechnology (0.1%)
Amgen, Inc.
1.875%, 11/15/14	91,000	92,261
5.850%, 6/1/17	109,000	124,837
6.150%, 6/1/18	11,000	12,831
3.450%, 10/1/20	109,000	109,670
4.100%, 6/15/21	109,000	112,702
3.625%, 5/15/22	91,000	89,881
Biogen Idec, Inc.
6.875%, 3/1/18	36,000	42,754
Celgene Corp.
2.300%, 8/15/18	86,000	85,961
Genentech, Inc.
4.750%, 7/15/15	36,000	38,531
Gilead Sciences, Inc.
4.500%, 4/1/21	109,000	117,096

		826,524

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.125%, 5/27/20	73,000	79,386
Baxter International, Inc.
5.900%, 9/1/16	73,000	83,352
4.250%, 3/15/20	36,000	39,280
2.400%, 8/15/22	36,000	33,307
Becton Dickinson and Co.
3.250%, 11/12/20	109,000	110,750
Boston Scientific Corp.
6.400%, 6/15/16	121,000	135,816
5.125%, 1/12/17	348,000	380,728
2.650%, 10/1/18	36,000	35,873
6.000%, 1/15/20	36,000	41,086
C.R. Bard, Inc.
2.875%, 1/15/16	36,000	37,418
CareFusion Corp.
3.300%, 3/1/23§	36,000	33,984
Covidien International Finance S.A.
2.800%, 6/15/15	36,000	37,166
4.200%, 6/15/20	36,000	38,565
DENTSPLY International, Inc.
2.750%, 8/15/16	20,000	20,618
4.125%, 8/15/21	36,000	36,379
Edwards Lifesciences Corp.
2.875%, 10/15/18	178,000	177,134
Medtronic, Inc.
3.000%, 3/15/15	109,000	112,775
1.375%, 4/1/18	36,000	35,324
4.450%, 3/15/20	109,000	119,079
St. Jude Medical, Inc.
3.250%, 4/15/23	55,000	52,101
Stryker Corp.
3.000%, 1/15/15	36,000	37,141
4.375%, 1/15/20	36,000	39,447
Zimmer Holdings, Inc.
4.625%, 11/30/19	55,000	60,576

		1,777,285

Health Care Providers & Services (0.7%)
Aetna, Inc.
3.950%, 9/1/20	128,000	133,636
AmerisourceBergen Corp.
4.875%, 11/15/19	55,000	61,686
Cardinal Health, Inc.
4.000%, 6/15/15	36,000	37,895
4.625%, 12/15/20	36,000	38,503
Cigna Corp.
5.125%, 6/15/20	78,000	86,105
4.375%, 12/15/20	36,000	38,071
Coventry Health Care, Inc.
5.450%, 6/15/21	176,000	193,600
Express Scripts Holding Co.
2.750%, 11/21/14	91,000	93,000
3.125%, 5/15/16	91,000	95,276
4.750%, 11/15/21	36,000	38,514
HCA, Inc.
2.682%, 3/15/14	2,662,500	2,660,005
Humana, Inc.
7.200%, 6/15/18	55,000	65,826
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	23,901
4.625%, 11/15/20	91,000	96,035
3.750%, 8/23/22	20,000	19,399
McKesson Corp.
4.750%, 3/1/21	91,000	99,596
2.700%, 12/15/22	55,000	51,257
2.850%, 3/15/23	73,000	68,592
Medco Health Solutions, Inc.
2.750%, 9/15/15	36,000	37,210
7.125%, 3/15/18	91,000	109,231
4.125%, 9/15/20	91,000	94,568
Quest Diagnostics, Inc.
6.400%, 7/1/17	73,000	83,268
UnitedHealth Group, Inc.
6.000%, 2/15/18	91,000	105,857
4.700%, 2/15/21	146,000	159,292
3.375%, 11/15/21	82,000	81,697
2.875%, 3/15/23	55,000	51,499
WellPoint, Inc.
1.875%, 1/15/18	145,000	143,651
2.300%, 7/15/18	9,000	8,981
4.350%, 8/15/20	237,000	251,016

		5,027,167

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
6.500%, 11/1/17	36,000	42,196
Life Technologies Corp.
4.400%, 3/1/15	73,000	76,099
6.000%, 3/1/20	197,000	221,363

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	$182,000	$189,547
1.850%, 1/15/18	36,000	35,305

		564,510

Pharmaceuticals (0.4%)
AbbVie, Inc.
1.200%, 11/6/15	146,000	146,687
1.750%, 11/6/17	273,000	271,051
2.900%, 11/6/22	146,000	136,239
Actavis, Inc.
6.125%, 8/15/19	47,000	54,736
3.250%, 10/1/22	73,000	68,332
Allergan, Inc.
3.375%, 9/15/20	91,000	93,148
AstraZeneca plc
5.900%, 9/15/17	73,000	84,705
Bristol-Myers Squibb Co.
5.450%, 5/1/18	73,000	84,779
Eli Lilly and Co.
5.200%, 3/15/17	109,000	122,909
GlaxoSmithKline Capital plc
2.850%, 5/8/22	91,000	86,865
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	273,000	317,946
2.800%, 3/18/23	73,000	68,624
Johnson & Johnson
5.550%, 8/15/17	109,000	126,301
2.950%, 9/1/20	73,000	75,475
Merck & Co., Inc.
6.000%, 9/15/17	73,000	85,126
1.300%, 5/18/18	61,000	59,571
3.875%, 1/15/21	73,000	76,929
2.400%, 9/15/22	55,000	50,963
Novartis Capital Corp.
2.900%, 4/24/15	73,000	75,755
2.400%, 9/21/22	36,000	33,463
Novartis Securities Investment Ltd.
5.125%, 2/10/19	128,000	146,329
Pfizer, Inc.
6.200%, 3/15/19	91,000	109,284
Sanofi S.A.
2.625%, 3/29/16	91,000	94,849
1.250%, 4/10/18	91,000	88,994
4.000%, 3/29/21	73,000	77,324
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	73,000	67,139
Series 2
3.650%, 11/10/21	89,000	87,897
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	91,000	89,872
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	36,000	34,121
Wyeth LLC
5.500%, 2/15/16	182,000	202,089
Zoetis, Inc.
1.875%, 2/1/18§	73,000	72,120

		3,189,622

Total Health Care		11,385,108

Industrials (1.0%)
Aerospace & Defense (0.2%)
Embraer Overseas Ltd.
6.375%, 1/15/20	36,000	38,170
Honeywell International, Inc.
5.300%, 3/1/18	28,000	32,088
4.250%, 3/1/21	91,000	99,029
L-3 Communications Corp.
3.950%, 11/15/16	36,000	38,253
4.950%, 2/15/21	146,000	153,514
Lockheed Martin Corp.
2.125%, 9/15/16	91,000	93,586
3.350%, 9/15/21	91,000	90,312
Precision Castparts Corp.
1.250%, 1/15/18	91,000	88,593
Raytheon Co.
4.400%, 2/15/20	146,000	159,314
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,535
Textron, Inc.
4.625%, 9/21/16	36,000	38,797
7.250%, 10/1/19	36,000	43,446
United Technologies Corp.
4.875%, 5/1/15	91,000	97,204
1.800%, 6/1/17	18,000	18,253
6.125%, 2/1/19	55,000	65,400
4.500%, 4/15/20	73,000	80,755
3.100%, 6/1/22	109,000	107,005

		1,264,254

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	36,000	45,305
2.700%, 4/15/23	36,000	32,748
United Parcel Service, Inc.
3.125%, 1/15/21	109,000	110,104

		188,157

Airlines (0.2%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	73,056	83,284
Series 2010-1 B
6.000%, 1/12/19	810,006	824,181
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	52,138	59,698
Series 2010-2 A
4.950%, 5/23/19	59,956	63,703
United Air Lines, Inc.
Series 2009-2A
9.750%, 1/15/17	48,098	54,862

		1,085,728

Building Products (0.0%)
Owens Corning, Inc.
9.000%, 6/15/19	12,000	14,603

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	91,000	98,800
Cornell University
5.450%, 2/1/19	73,000	84,784

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Pitney Bowes, Inc.
5.750%, 9/15/17	$109,000	$118,265
Republic Services, Inc.
5.500%, 9/15/19	54,000	61,024
5.250%, 11/15/21	73,000	79,865
Waste Management, Inc.
7.375%, 3/11/19	73,000	87,922
4.750%, 6/30/20	36,000	38,910
2.900%, 9/15/22	73,000	67,990
Yale University
2.900%, 10/15/14	46,000	47,193

		684,753

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	46,000	45,917
2.875%, 5/8/22	73,000	70,218

		116,135

Electrical Equipment (0.0%)
Eaton Corp.
0.950%, 11/2/15§	55,000	54,820
1.500%, 11/2/17§	55,000	54,143
2.750%, 11/2/22§	91,000	84,648
Emerson Electric Co.
4.875%, 10/15/19	91,000	103,749
Roper Industries, Inc.
1.850%, 11/15/17	36,000	35,873

		333,233

Industrial Conglomerates (0.2%)
3M Co.
1.375%, 9/29/16	36,000	36,570
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	36,000	39,679
Cooper U.S., Inc.
2.375%, 1/15/16	36,000	37,014
3.875%, 12/15/20	36,000	37,224
Danaher Corp.
5.400%, 3/1/19	36,000	41,487
3.900%, 6/23/21	55,000	58,294
General Electric Co.
0.850%, 10/9/15	55,000	55,073
5.250%, 12/6/17	182,000	207,907
2.700%, 10/9/22	128,000	120,746
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	254,000	305,703
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	42,564
Koninklijke Philips N.V.
5.750%, 3/11/18	73,000	84,395
Pentair Finance S.A.
5.000%, 5/15/21	55,000	58,144
Tyco Electronics Group S.A.
4.875%, 1/15/21	73,000	76,681

		1,201,481

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	182,000	182,050
Deere & Co.
2.600%, 6/8/22	182,000	171,166
Dover Corp.
5.450%, 3/15/18	36,000	40,846
Harsco Corp.
2.700%, 10/15/15	91,000	91,512
Illinois Tool Works, Inc.
3.375%, 9/15/21	44,000	44,659
Joy Global, Inc.
5.125%, 10/15/21	58,000	61,115
Kennametal, Inc.
3.875%, 2/15/22	54,000	51,968
Pall Corp.
5.000%, 6/15/20	36,000	38,604
Snap-On, Inc.
4.250%, 1/15/18	36,000	38,040
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	33,825
Xylem, Inc.
3.550%, 9/20/16	91,000	95,677

		849,462

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	42,000	43,319
Equifax, Inc.
4.450%, 12/1/14	36,000	37,346
3.300%, 12/15/22	36,000	33,693
Verisk Analytics, Inc.
5.800%, 5/1/21	36,000	39,780

		154,138

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	182,000	203,740
3.000%, 3/15/23	181,000	170,301
Canadian National Railway Co.
5.550%, 3/1/19	128,000	148,560
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	44,031
CSX Corp.
6.250%, 4/1/15	55,000	59,337
6.250%, 3/15/18	109,000	127,565
3.700%, 10/30/20	36,000	37,241
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	36,000	37,241
Norfolk Southern Corp.
7.700%, 5/15/17	98,000	118,217
5.900%, 6/15/19	73,000	85,515
Ryder System, Inc.
3.600%, 3/1/16	73,000	76,575
2.500%, 3/1/18	46,000	46,206
Union Pacific Corp.
3.646%, 2/15/24§	84,000	83,336

		1,237,865

Trading Companies & Distributors (0.0%)
Doric Nimrod Air Finance Alpha Ltd.
Series 2012-1 A
5.125%, 11/30/22§	211,390	209,409
GATX Corp.
4.750%, 5/15/15	36,000	37,938
3.500%, 7/15/16	36,000	37,739

		285,086

Total Industrials		7,414,895

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	$237,000	$263,689
4.950%, 2/15/19	100,000	113,506
Harris Corp.
6.375%, 6/15/19	31,000	35,506
Motorola Solutions, Inc.
6.000%, 11/15/17	36,000	41,004

		453,705

Computers & Peripherals (0.6%)
Apple, Inc.
1.000%, 5/3/18	182,000	174,429
2.400%, 5/3/23	273,000	245,045
Dell, Inc.
2.300%, 9/10/15	91,000	90,936
5.875%, 6/15/19	46,000	45,662
Term Loan
4.500%, 3/24/20	3,100,000	3,078,042
EMC Corp.
1.875%, 6/1/18	91,000	90,408
2.650%, 6/1/20	73,000	72,058
3.375%, 6/1/23	36,000	34,936
Hewlett-Packard Co.
2.350%, 3/15/15	36,000	36,647
2.200%, 12/1/15	91,000	92,421
3.000%, 9/15/16	91,000	93,874
3.750%, 12/1/20	182,000	173,982
4.375%, 9/15/21	91,000	88,176
4.050%, 9/15/22	36,000	34,228
Lexmark International, Inc.
5.125%, 3/15/20	36,000	36,807
NetApp, Inc.
2.000%, 12/15/17	36,000	35,592

		4,423,243

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	36,000	37,537
Arrow Electronics, Inc.
3.375%, 11/1/15	36,000	37,266
6.000%, 4/1/20	36,000	39,494
Avnet, Inc.
5.875%, 6/15/20	91,000	97,358
Corning, Inc.
1.450%, 11/15/17	55,000	54,240

		265,895

Internet Software & Services (0.1%)
Baidu, Inc.
3.250%, 8/6/18	200,000	200,100
eBay, Inc.
1.625%, 10/15/15	36,000	36,737
3.250%, 10/15/20	36,000	36,640
2.600%, 7/15/22	91,000	84,617
Google, Inc.
2.125%, 5/19/16	36,000	37,231
3.625%, 5/19/21	36,000	37,362

		432,687

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	73,000	83,972
Fidelity National Information Services, Inc.
2.000%, 4/15/18	21,000	20,160
Fiserv, Inc.
3.125%, 10/1/15	91,000	94,649
4.625%, 10/1/20	36,000	37,751
International Business Machines Corp.
0.550%, 2/6/15	73,000	73,191
0.450%, 5/6/16	150,000	148,662
5.700%, 9/14/17	273,000	316,751
7.625%, 10/15/18	91,000	114,996
1.875%, 8/1/22	91,000	81,373
3.375%, 8/1/23	225,000	219,915
Leidos Holdings, Inc.
4.450%, 12/1/20	73,000	74,037
Western Union Co.
5.253%, 4/1/20	146,000	149,344

		1,414,801

Office Electronics (0.0%)
Xerox Corp.
6.350%, 5/15/18	109,000	125,328

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
2.500%, 8/15/22	36,000	33,161
Intel Corp.
1.950%, 10/1/16	73,000	75,087
1.350%, 12/15/17	128,000	126,323
3.300%, 10/1/21	108,000	106,833
2.700%, 12/15/22	91,000	83,775
Texas Instruments, Inc.
0.450%, 8/3/15	55,000	54,880
2.375%, 5/16/16	91,000	94,656

		574,715

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	36,000	37,175
4.750%, 2/1/20	46,000	50,027
Autodesk, Inc.
3.600%, 12/15/22	36,000	34,247
BMC Software, Inc.
4.250%, 2/15/22	9,000	9,147
4.500%, 12/1/22	36,000	36,628
CA, Inc.
6.125%, 12/1/14	55,000	58,316
4.500%, 8/15/23	100,000	100,173
Microsoft Corp.
4.200%, 6/1/19	109,000	120,256
2.375%, 5/1/23	205,000	185,217
Oracle Corp.
5.250%, 1/15/16	91,000	99,985
1.200%, 10/15/17	128,000	125,530
5.750%, 4/15/18	219,000	254,616
2.500%, 10/15/22	301,000	278,295
3.625%, 7/15/23	8,000	7,999
Symantec Corp.
3.950%, 6/15/22	182,000	178,205

		1,575,816

Total Information Technology		9,266,190

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (1.0%)
Chemicals (0.4%)
Agrium, Inc.
3.150%, 10/1/22	$36,000	$33,403
Air Products and Chemicals, Inc.
2.000%, 8/2/16	20,000	20,409
4.375%, 8/21/19	73,000	79,259
Airgas, Inc.
3.250%, 10/1/15	73,000	75,725
Cabot Corp.
5.000%, 10/1/16	36,000	39,463
Dow Chemical Co.
8.550%, 5/15/19	112,000	142,643
4.250%, 11/15/20	219,000	229,019
3.000%, 11/15/22	55,000	50,428
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	109,000	112,732
3.625%, 1/15/21	128,000	131,515
2.800%, 2/15/23	91,000	84,946
Eastman Chemical Co.
2.400%, 6/1/17	73,000	73,847
3.600%, 8/15/22	91,000	88,660
Ecolab, Inc.
1.000%, 8/9/15	34,000	34,068
1.450%, 12/8/17	55,000	54,038
4.350%, 12/8/21	91,000	95,663
Lubrizol Corp.
8.875%, 2/1/19	53,000	70,305
LYB International Finance B.V.
4.000%, 7/15/23	90,000	88,650
5.250%, 7/15/43	3,000	2,933
LyondellBasell Industries N.V.
5.000%, 4/15/19	509,000	557,355
Methanex Corp.
3.250%, 12/15/19	36,000	35,123
Monsanto Co.
5.125%, 4/15/18	36,000	41,186
2.200%, 7/15/22	18,000	16,595
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	55,000	60,042
PPG Industries, Inc.
1.900%, 1/15/16	36,000	36,604
6.650%, 3/15/18	55,000	64,931
3.600%, 11/15/20	55,000	55,838
Praxair, Inc.
4.625%, 3/30/15	92,000	97,629
4.500%, 8/15/19	73,000	82,103
2.200%, 8/15/22	36,000	32,750
2.700%, 2/21/23	36,000	34,079
RPM International, Inc.
6.125%, 10/15/19	36,000	40,966
Sherwin-Williams Co.
3.125%, 12/15/14	36,000	37,061
Valspar Corp.
7.250%, 6/15/19	36,000	42,595

		2,742,563

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	91,000	102,269
5.750%, 1/15/21	91,000	100,382

		202,651

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	36,000	38,042
Bemis Co., Inc.
6.800%, 8/1/19	36,000	42,882
Packaging Corp. of America
3.900%, 6/15/22	36,000	34,470
Rock-Tenn Co.
3.500%, 3/1/20	51,000	49,980
4.000%, 3/1/23	47,000	45,477

		210,851

Metals & Mining (0.5%)
Alcoa, Inc.
6.150%, 8/15/20	182,000	190,314
Allegheny Technologies, Inc.
9.375%, 6/1/19	73,000	89,868
Barrick Gold Corp.
2.900%, 5/30/16	73,000	73,793
6.950%, 4/1/19	55,000	62,920
4.100%, 5/1/23	73,000	63,803
Barrick North America Finance LLC
4.400%, 5/30/21	91,000	84,358
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	182,000	217,321
2.875%, 2/24/22	109,000	103,710
3.850%, 9/30/23	156,000	157,039
5.000%, 9/30/43	61,000	62,128
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	55,000	55,127
4.800%, 10/1/20	38,000	36,224
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	544,000	551,381
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	55,000	53,299
3.100%, 3/15/20§	36,000	33,752
3.550%, 3/1/22	128,000	118,006
3.875%, 3/15/23§	100,000	92,050
Goldcorp, Inc.
2.125%, 3/15/18	36,000	34,998
Newmont Mining Corp.
5.125%, 10/1/19	36,000	38,011
3.500%, 3/15/22	182,000	159,718
Nucor Corp.
5.850%, 6/1/18	55,000	63,018
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	35,154
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	73,000	77,836
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	182,000	235,807
4.125%, 5/20/21	91,000	92,233
Rio Tinto Finance USA plc
2.250%, 12/14/18	91,000	89,328
2.875%, 8/21/22	91,000	83,811
Southern Copper Corp.
3.500%, 11/8/22	24,000	21,597
Teck Resources Ltd.
4.500%, 1/15/21	36,000	35,640
Vale Overseas Ltd.
6.250%, 1/11/16	91,000	100,074
4.625%, 9/15/20	128,000	130,138

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Xstrata Canada Corp.
5.500%, 6/15/17	$82,000	$89,963

		3,332,419

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	91,000	90,564
International Paper Co.
5.300%, 4/1/15	36,000	38,249
9.375%, 5/15/19	146,000	192,623
4.750%, 2/15/22	465,000	487,639

		809,075

Total Materials		7,297,559

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.500%, 8/15/15	182,000	187,314
0.800%, 12/1/15	73,000	72,671
2.400%, 8/15/16	91,000	93,551
1.700%, 6/1/17	109,000	108,749
1.400%, 12/1/17	109,000	105,722
5.500%, 2/1/18	182,000	205,533
4.450%, 5/15/21	219,000	229,623
2.625%, 12/1/22	55,000	48,983
British Telecommunications plc
5.950%, 1/15/18	91,000	104,273
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, 4/15/23	117,000	105,749
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	109,000	139,088
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	87,341
Orange S.A.
5.375%, 7/8/19	73,000	80,937
4.125%, 9/14/21	36,000	36,282
Qwest Corp.
6.500%, 6/1/17	91,000	101,920
Telecom Italia Capital S.A.
6.999%, 6/4/18	91,000	100,435
7.175%, 6/18/19	36,000	40,052
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	73,000	75,553
6.221%, 7/3/17	73,000	80,880
5.134%, 4/27/20	66,000	67,537
5.462%, 2/16/21	91,000	92,995
Verizon Communications, Inc.
5.550%, 2/15/16	219,000	240,810
1.782%, 9/15/16(l)	400,000	411,668
2.500%, 9/15/16	387,000	397,991
5.500%, 2/15/18	273,000	309,063
2.002%, 9/14/18(l)	100,000	105,150
3.650%, 9/14/18	1,185,000	1,248,872
4.500%, 9/15/20	629,000	665,985
4.600%, 4/1/21	182,000	193,390
2.450%, 11/1/22	163,000	143,731
5.150%, 9/15/23	736,000	783,251
3.850%, 11/1/42	504,000	397,051
6.550%, 9/15/43	462,000	516,147

		7,578,297

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	436,000	441,755
5.625%, 11/15/17	36,000	41,062
5.000%, 3/30/20	1,632,000	1,752,899
Rogers Communications, Inc.
6.800%, 8/15/18	91,000	108,660
Vodafone Group plc
5.000%, 9/15/15	109,000	117,103
5.450%, 6/10/19	109,000	124,537
2.500%, 9/26/22	91,000	81,126
2.950%, 2/19/23	91,000	83,083

		2,750,225

Total Telecommunication Services		10,328,522

Utilities (1.3%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	35,288
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	68,000	87,789
5.950%, 12/15/36	33,000	33,716
Commonwealth Edison Co.
6.150%, 9/15/17	182,000	212,762
Dayton Power & Light Co.
5.125%, 10/1/13	326,000	325,999
Detroit Edison Co.
5.600%, 6/15/18	36,000	42,137
2.650%, 6/15/22	91,000	87,142
Duke Energy Carolinas LLC
4.300%, 6/15/20	219,000	235,096
4.250%, 12/15/41	163,000	151,884
Duke Energy Corp.
2.150%, 11/15/16	146,000	149,145
5.050%, 9/15/19	36,000	40,307
Duke Energy Florida, Inc.
4.550%, 4/1/20	18,000	19,706
3.100%, 8/15/21	36,000	35,596
5.900%, 3/1/33	30,000	34,225
Duke Energy Progress, Inc.
5.300%, 1/15/19	91,000	105,366
Entergy Arkansas, Inc.
3.750%, 2/15/21	979,000	1,008,640
Entergy Texas, Inc.
7.125%, 2/1/19	91,000	108,029
Florida Power & Light Co.
5.550%, 11/1/17	36,000	41,068
Georgia Power Co.
3.000%, 4/15/16	134,000	139,807
5.400%, 6/1/18	109,000	124,252
Hydro-Quebec
7.500%, 4/1/16	109,000	124,772
2.000%, 6/30/16	73,000	75,204
Indiana Michigan Power Co.
7.000%, 3/15/19	91,000	109,795
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	432,638
Jersey Central Power & Light Co.
7.350%, 2/1/19	48,000	57,736

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Kansas City Power & Light Co.
5.850%, 6/15/17	$73,000	$79,750
LG&E and KU Energy LLC
2.125%, 11/15/15	91,000	92,806
3.750%, 11/15/20	109,000	108,880
MidAmerican Energy Co.
4.650%, 10/1/14	36,000	37,410
Nevada Power Co.
7.125%, 3/15/19	109,000	134,234
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	109,000	124,689
Northern States Power Co.
1.950%, 8/15/15	36,000	36,819
5.250%, 3/1/18	55,000	62,084
NSTAR Electric Co.
2.375%, 10/15/22	91,000	84,017
Ohio Power Co.
6.050%, 5/1/18	36,000	41,357
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	73,000	87,738
Pacific Gas & Electric Co.
3.500%, 10/1/20	91,000	91,468
4.250%, 5/15/21	36,000	38,081
PacifiCorp
5.500%, 1/15/19	91,000	105,974
Peco Energy Co.
5.000%, 10/1/14	36,000	37,657
2.375%, 9/15/22	91,000	85,041
Portland General Electric Co.
6.100%, 4/15/19	36,000	43,050
Progress Energy, Inc.
5.625%, 1/15/16	73,000	79,573
Public Service Co. of Colorado
3.200%, 11/15/20	91,000	92,969
Public Service Co. of Oklahoma
4.400%, 2/1/21	146,000	154,374
Southern Co.
1.950%, 9/1/16	40,000	40,738
Tampa Electric Co.
6.100%, 5/15/18	27,000	31,888
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	143,000	148,012
Virginia Electric & Power Co.
5.400%, 1/15/16	109,000	120,082
Wisconsin Electric Power Co.
2.950%, 9/15/21	91,000	90,700

		5,867,490

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	73,000	81,431
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	109,000	117,503
DCP Midstream Operating LP
3.875%, 3/15/23	36,000	32,779
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	91,000	96,259
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	73,000	86,374
Questar Corp.
2.750%, 2/1/16	31,000	32,141

		446,487

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	91,000	98,065
NRG Energy, Inc.
7.625%, 1/15/18	544,000	602,480
PSEG Power LLC
5.125%, 4/15/20	73,000	79,976
Tennessee Valley Authority
5.500%, 7/18/17	246,000	283,825
3.875%, 2/15/21	182,000	196,000
TransAlta Corp.
4.750%, 1/15/15	73,000	75,758
4.500%, 11/15/22	55,000	52,567

		1,388,671

Multi-Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	91,000	91,879
Alliant Energy Corp.
4.000%, 10/15/14	73,000	75,333
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	36,000	44,516
Series 08-A
5.850%, 4/1/18	36,000	42,055
Consumers Energy Co.
6.700%, 9/15/19	91,000	113,527
3.375%, 8/15/23	175,000	174,263
Dominion Resources, Inc.
5.150%, 7/15/15	103,000	110,741
1.950%, 8/15/16	226,000	230,989
6.000%, 11/30/17	146,000	169,786
2.750%, 9/15/22	91,000	84,676
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	36,000	41,706
6.500%, 9/15/37	145,000	171,564
National Grid plc
6.300%, 8/1/16	36,000	40,848
NiSource Finance Corp.
6.400%, 3/15/18	73,000	84,673
NSTAR LLC
4.500%, 11/15/19	36,000	39,595
Sempra Energy
9.800%, 2/15/19	128,000	170,919
2.875%, 10/1/22	64,000	59,293
TECO Finance, Inc.
5.150%, 3/15/20	36,000	39,474

		1,785,837

Total Utilities		9,488,485

Total Corporate Bonds		177,379,272

Government Securities (74.3%)
Agency ABS (0.5%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18	487,303	532,201
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24	92,228	99,516
Series 2004-20C 1
4.340% 3/1/24	655,491	705,637

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-20B 1
4.625% 2/1/25	$61,487	$65,634
Series 2008-20A 1
5.170% 1/1/28	195,496	213,261
Series 2008-20C 1
5.490% 3/1/28	710,742	783,129
Series 2008-20G 1
5.870% 7/1/28	720,111	810,881

		3,210,259

Agency CMO (13.2%)
Federal Home Loan Mortgage Corp.
6.000% 1/1/14	105	106
5.500% 2/1/14	399	401
6.000% 7/1/14	234	237
6.000% 2/1/17	17,415	18,440
6.000% 3/1/17	885	939
6.500% 3/1/17	6,012	6,378
6.000% 4/1/17	11,624	12,356
6.000% 5/1/17	281	300
4.879% 5/19/17	1,268,933	1,392,164
6.000% 7/1/17	3,160	3,379
6.000% 8/1/17	5,985	6,387
5.500% 11/1/17	6,239	6,591
1.693% 12/25/18 IO(l)	659,912	45,540
1.914% 5/25/19 IO(l)	530,334	44,462
1.510% 11/25/19 IO(l)	4,419,166	294,632
1.645% 6/25/22 IO(l)	1,354,205	133,627
1.028% 10/25/22 IO(l)	1,377,143	86,467
0.962% 1/25/23 IO(l)	2,421,722	143,468
2.615% 1/25/23	392,000	368,942
2.630% 1/25/23	225,000	214,121
5.500% 1/15/31	318	318
2.421% 11/1/31(l)	3,716	3,922
2.603% 4/1/36(l)	96,893	102,287
4.500% 10/1/41	891,214	948,830
3.000% 3/1/43	106,404	103,681
4.500% 9/1/43	300,000	319,957
2.500% 10/15/28 TBA	500,000	502,851
3.000% 10/15/28 TBA	300,000	310,102
3.000% 10/15/43 TBA	400,000	389,406
3.500% 10/15/43 TBA	1,600,000	1,624,625
4.000% 10/15/43 TBA	600,000	627,188
5.000% 10/15/43 TBA	300,000	323,578
5.500% 10/15/43 TBA	200,000	216,719
4.000% 11/15/43 TBA	700,000	729,312
4.500% 11/15/43 TBA	100,000	106,172
5.000% 11/15/43 TBA	300,000	323,086
Series K030 A2
3.250% 4/25/23(l)	155,000	154,558
Series K031 A2
3.300% 4/25/23(l)	340,000	338,996
Federal National Mortgage Association
7.000% 4/1/15	1,237	1,273
7.000% 4/1/16	2,726	2,859
5.500% 2/1/17	6,462	6,769
5.500% 6/1/17	2,015	2,120
4.118% 2/25/18 IO(l)	1,815,146	255,233
4.000% 4/1/23	2,574	2,736
5.000% 2/1/24(l)	326	355
5.140% 6/1/24(l)	56	57
4.500% 12/1/24	41,294	44,741
4.000% 9/1/25	86,503	91,947
4.000% 1/1/26	150,537	160,010
4.000% 4/1/26	39,723	42,334
4.000% 7/1/26	194,838	207,099
4.000% 8/1/26	92,783	98,622
2.363% 1/1/28(l)	30,531	31,858
4.500% 4/1/28	6,956	7,465
3.500% 7/1/28	88,488	93,780
4.500% 4/1/29	226,461	243,596
4.500% 6/1/29	4,124	4,436
4.500% 8/1/29	73,102	78,815
4.500% 9/1/29	338,445	364,899
4.500% 10/1/29	16,212	17,479
4.500% 3/1/30	171,299	184,689
4.500% 6/1/30	63,392	68,347
4.500% 7/1/31	74,735	80,576
2.201% 3/1/33(l)	36,401	37,903
5.000% 4/1/33	4,920	5,357
5.000% 7/1/33	7,230	7,871
5.310% 8/25/33	152,344	156,536
5.000% 9/1/33	35,877	39,052
5.000% 11/1/33	31,019	33,764
5.000% 12/1/33	15,159	16,501
5.000% 2/1/34	4,383	4,767
6.000% 2/1/34	96,222	106,201
5.000% 3/1/34	4,214	4,583
5.000% 7/1/34	402,517	437,659
6.500% 7/25/34	20,052	20,882
6.000% 8/1/34	55,469	61,082
5.000% 10/1/34	101,017	109,962
5.500% 2/1/35	220,545	240,894
6.000% 4/1/35	868,472	958,285
5.000% 7/1/35	180,439	196,192
4.500% 8/1/35	88,000	94,246
5.000% 10/1/35	536,950	583,380
5.500% 12/1/35	169,658	185,311
2.511% 1/1/36(l)	642,484	683,712
5.000% 7/1/36	78,256	84,942
5.000% 8/1/36	55,102	59,913
4.500% 7/1/37	18,937	20,287
5.000% 7/1/37	34,094	37,112
4.500% 8/1/37	22,497	24,087
6.000% 2/1/38	48,918	53,770
6.000% 3/1/38	20,498	22,571
4.500% 4/1/38	200,352	214,009
6.000% 5/1/38	60,210	66,335
5.000% 6/1/38	86,422	93,643
6.000% 10/1/38	20,117	22,091
6.000% 12/1/38	26,473	29,058
4.500% 2/1/39	907,331	969,179
4.500% 3/1/39	838,611	895,775
4.500% 4/1/39	515,825	550,986
4.500% 5/1/39	10,188	10,882
4.500% 6/1/39	74,448	79,523
5.000% 6/1/39	1,317,687	1,427,786
4.500% 7/1/39	992,875	1,064,881
4.500% 1/1/40	57,426	61,359
6.500% 5/1/40	890,214	985,124
5.000% 7/1/40	177,763	192,616
4.500% 8/1/40	209,214	223,541
4.000% 9/1/40	233,002	244,589
4.500% 9/1/40	209,503	223,882
4.000% 10/1/40	108,213	113,679

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
4.000% 11/1/40		$561,602	$589,361
4.500% 11/1/40		37,219	39,773
5.000% 11/1/40		399,624	433,014
2.363% 12/1/40(l)		15,406	16,197
4.000% 12/1/40		4,463,767	4,685,342
4.000% 1/1/41		222,778	233,787
4.500% 2/1/41		143,375	153,193
4.500% 3/1/41		88,788	94,896
4.000% 4/1/41		436,962	458,554
4.500% 4/1/41		446,742	477,471
5.500% 4/1/41		29,154	31,817
4.500% 5/1/41		1,041,173	1,112,829
3.349% 6/1/41(l)		125,057	131,924
4.500% 6/1/41		792,206	846,701
4.500% 7/1/41		1,388,250	1,483,768
5.000% 7/1/41		30,053	32,602
4.500% 8/1/41		4,167,091	4,453,741
5.000% 8/1/41		21,573	23,403
3.494% 9/1/41(l)		90,573	95,282
4.500% 9/1/41		952,845	1,018,986
4.500% 10/1/41		255,825	273,343
4.500% 1/1/42		241,259	258,006
4.500% 2/1/42		639,646	684,046
4.500% 8/1/42		62,105	66,416
4.500% 9/1/42		314,999	336,667
4.500% 11/1/42		130,200	139,075
3.000% 2/1/43		319,532	312,642
3.000% 3/1/43		832,226	814,127
3.000% 4/1/43		592,098	579,278
3.000% 5/1/43		814,260	796,689
3.000% 6/1/43		141,818	138,790
4.000% 6/1/43		74,636	78,332
4.000% 7/1/43		221,134	232,065
3.500% 8/1/43		996,545	1,016,173
4.000% 8/1/43		1,534,979	1,611,473
4.000% 9/1/43		203,118	213,155
4.500% 9/1/43		1,316,514	1,408,721
4.500% 10/1/43		100,000	107,004
2.500% 10/25/28 TBA		1,900,000	1,911,727
3.000% 10/25/28 TBA		700,000	724,719
3.500% 10/25/28 TBA		700,000	738,937
4.500% 10/25/28 TBA		1,600,000	1,700,875
3.500% 10/25/43 TBA		400,000	407,375
3.500% 11/25/43 TBA		30,000,000	30,455,859
5.500% 11/25/43 TBA		100,000	108,938
FREMF Mortgage Trust
4.162% 11/25/44(l)§		20,400	19,443
3.684% 8/25/45(l)§		121,000	115,620
3.782% 10/25/45(l)§		94,000	83,972
Government National Mortgage Association
1.750% 7/20/27(l)		1,767	1,820
6.500% 6/20/32		24,451	27,674
5.500% 4/15/33		3,565	3,925
5.000% 12/15/38		30,181	33,145
5.000% 7/15/39		87,668	95,705
5.000% 10/20/39		33,240	36,370
4.000% 11/20/40		509,064	539,369
5.000% 12/15/40		116,569	127,256
4.000% 2/20/41		332,579	352,378
4.500% 5/20/41		980,175	1,057,708
4.500% 6/20/41		98,075	105,791
4.500% 7/20/41		65,817	70,995
4.500% 2/15/42		960,930	1,034,539
4.000% 9/15/42		457,655	484,202
3.000% 5/15/43		357,808	353,447
1.014% 2/16/53 IO(l)		741,767	60,209
3.000% 10/15/43 TBA		1,000,000	988,828
3.500% 10/15/43 TBA		1,700,000	1,753,391
4.000% 10/15/43 TBA		300,000	317,437
4.500% 10/15/43 TBA		500,000	536,875
5.000% 10/15/43 TBA		800,000	869,375
5.500% 10/15/43 TBA		400,000	437,187

			94,786,114

Foreign Governments (6.0%)
Australia Government Bond
5.500% 1/21/18	AUD	23,500,000	24,074,687
Canadian Government Bond
0.875% 2/14/17		$130,000	130,010
Development Bank of Japan
5.125% 2/1/17		100,000	113,092
Eksportfinans ASA
1.600% 3/20/14	JPY	1,000,000	10,051
3.000% 11/17/14		$145,000	145,000
2.000% 9/15/15		435,000	426,083
2.375% 5/25/16		290,000	280,952
5.500% 5/25/16		109,000	112,951
2.875% 11/16/16	CHF	35,000	38,176
5.500% 6/26/17		$254,000	263,207
Export Development Canada
2.250% 5/28/15		91,000	93,769
1.250% 10/26/16		91,000	92,218
Export-Import Bank of China
5.250% 7/29/14§		1,341,000	1,386,406
Export-Import Bank of Korea
5.875% 1/14/15		91,000	96,478
4.125% 9/9/15		73,000	77,022
4.000% 1/29/21		545,000	556,314
Federative Republic of Brazil
6.000% 1/17/17		182,000	203,385
8.000% 1/15/18		303,000	340,875
4.875% 1/22/21		123,000	131,918
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37(b)(m)	EUR	145,000	173,453
Japan Finance Corp.
2.500% 1/21/16		$250,000	260,168
2.250% 7/13/16		182,000	188,920
Japan Finance Organization for Municipalities
5.000% 5/16/17		200,000	226,421
Korea Development Bank
3.250% 3/9/16		109,000	112,792
Korea Finance Corp.
2.875% 8/22/18		200,000	200,838
4.625% 11/16/21		50,000	52,460
Province of British Columbia
2.850% 6/15/15		109,000	113,360
2.100% 5/18/16		109,000	112,775
2.000% 10/23/22		36,000	32,990
Province of Manitoba
4.900% 12/6/16		182,000	204,148
Province of New Brunswick
2.750% 6/15/18		91,000	94,779
Province of Nova Scotia
5.125% 1/26/17		91,000	102,630

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Province of Ontario
1.875% 9/15/15		$638,000	$652,671
1.100% 10/25/17		91,000	89,603
2.000% 9/27/18		100,000	100,380
4.000% 10/7/19		273,000	297,674
4.400% 4/14/20		91,000	100,921
2.450% 6/29/22		91,000	85,896
Province of Quebec
4.600% 5/26/15		273,000	290,907
3.500% 7/29/20		182,000	190,803
2.625% 2/13/23		55,000	51,464
Republic of Chile
3.875% 8/5/20		91,000	94,185
Republic of Colombia
8.250% 12/22/14		146,000	157,680
4.375% 7/12/21		219,000	225,570
Republic of Italy
4.500% 1/21/15		219,000	227,707
5.250% 9/20/16		273,000	295,476
Republic of Korea
5.750% 4/16/14		1,450,000	1,488,454
4.875% 9/22/14		109,000	113,278
7.125% 4/16/19		3,499,000	4,339,950
Republic of Panama
5.200% 1/30/20		109,000	118,810
9.375% 4/1/29		108,000	152,820
Republic of Peru
8.375% 5/3/16		36,000	41,670
7.125% 3/30/19		73,000	88,513
Republic of Philippines
4.000% 1/15/21		273,000	283,238
Republic of Poland
6.375% 7/15/19		273,000	318,353
5.125% 4/21/21		91,000	98,647
Republic of South Africa
6.500% 6/2/14		537,000	554,453
6.875% 5/27/19		109,000	125,077
5.500% 3/9/20		109,000	116,766
Republic of Turkey
7.500% 7/14/17		364,000	414,050
3.250% 3/23/23		364,000	312,585
Republic of Uruguay
8.000% 11/18/22		91,000	115,570
State of Israel
5.500% 11/9/16		182,000	204,295
Svensk Exportkredit AB
1.750% 10/20/15		182,000	186,079
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	10,795	16,376
United Mexican States
5.625% 1/15/17		$92,000	102,580
3.625% 3/15/22		382,000	378,180
4.000% 10/2/23		299,000	297,505

			43,176,514

Municipal Bonds (2.4%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A
5.000% 11/1/30		110,000	114,731
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42		180,000	191,624
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43		230,000	243,986
5.500% 6/15/43		270,000	289,343
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		290,000	313,684
4.325% 11/1/21		470,000	509,682
4.525% 11/1/22		655,000	711,468
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		1,960,000	2,120,152
County of Los Angeles Community College District, General Obligation Bonds, Series 2001A
5.000% 8/1/27		400,000	427,664
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		1,340,000	1,440,808
5.841% 8/1/21		145,000	156,561
County of Los Angeles Unified School District, General Obligation Bonds, Series 2007A-1
4.500% 7/1/22		545,000	592,878
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		255,000	277,782
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		145,000	158,128
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20		100,000	93,369
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		1,595,000	1,723,732
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40		363,000	473,769
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		750,000	847,125
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		545,000	601,865
5.435% 5/15/23		715,000	796,103
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		1,485,000	1,757,097
State of California, Various Purposes, General Obligation Bonds, Series 2009
4.850% 10/1/14		90,000	93,530
5.950% 4/1/16		15,000	16,766
5.750% 3/1/17		36,000	40,582
6.200% 3/1/19		36,000	42,069
6.200% 10/1/19		36,000	42,349
7.550% 4/1/39		1,090,000	1,418,635
State of Illinois, General Obligation Bonds, Series 2010
4.421% 1/1/15		35,000	36,097
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16		110,000	116,719

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.665% 3/1/18	$110,000	$119,965
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34	363,000	412,662
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34	655,000	735,919

		16,916,844

Supranational (1.2%)
African Development Bank
2.500% 3/15/16	182,000	190,208
Asian Development Bank
2.625% 2/9/15	182,000	187,599
2.500% 3/15/16	182,000	190,435
1.125% 3/15/17	128,000	128,696
1.750% 9/11/18	200,000	201,568
1.875% 10/23/18	91,000	92,099
1.375% 3/23/20	55,000	52,700
Corp. Andina de Fomento
3.750% 1/15/16	73,000	75,920
8.125% 6/4/19	91,000	111,020
Council of Europe Development Bank
2.625% 2/16/16	182,000	189,948
1.500% 6/19/17	91,000	91,903
1.000% 3/7/18	128,000	125,078
European Bank for Reconstruction & Development
1.625% 9/3/15	55,000	56,250
2.500% 3/15/16	146,000	152,691
1.375% 10/20/16	73,000	74,256
1.000% 2/16/17	109,000	109,279
0.750% 9/1/17	55,000	54,099
1.625% 4/10/18	100,000	99,970
1.000% 6/15/18	36,000	35,235
1.500% 3/16/20	55,000	52,955
European Investment Bank
1.000% 7/15/15	273,000	275,527
1.625% 9/1/15	273,000	278,787
4.875% 2/16/16	486,000	534,342
2.500% 5/16/16	546,000	570,863
0.500% 8/15/16	364,000	361,017
4.875% 1/17/17	182,000	204,943
1.125% 9/15/17	182,000	180,990
1.000% 12/15/17	164,000	161,498
1.000% 6/15/18	273,000	265,694
2.875% 9/15/20	182,000	185,899
4.000% 2/16/21	182,000	198,679
Inter-American Development Bank
1.375% 10/18/16	364,000	369,187
0.875% 11/15/16	200,000	199,717
4.250% 9/10/18	273,000	307,442
1.375% 7/15/20	182,000	172,443
International Bank for Reconstruction & Development
2.375% 5/26/15	364,000	375,603
2.125% 3/15/16	364,000	377,013
5.000% 4/1/16	55,000	60,890
0.500% 4/15/16	182,000	181,180
0.875% 4/17/17	182,000	180,714
2.125% 2/13/23	36,000	33,904
International Finance Corp.
1.000% 4/24/17	182,000	181,900
2.125% 11/17/17	182,000	188,446
0.875% 6/15/18	91,000	88,655
Nordic Investment Bank
2.500% 7/15/15	109,000	112,956
0.500% 4/14/16	100,000	99,625
5.000% 2/1/17	109,000	123,553

		8,543,376

U.S. Government Agencies (3.4%)
Federal Farm Credit Bank
0.450% 7/12/16	182,000	180,611
5.125% 8/25/16	250,000	281,846
4.875% 1/17/17	306,000	345,001
Federal Home Loan Bank
5.500% 8/13/14	2,000	2,092
0.250% 1/16/15	182,000	182,084
0.350% 2/20/15	91,000	91,006
2.875% 6/12/15	729,000	760,531
1.630% 8/20/15	182,000	186,217
0.500% 11/20/15	130,000	130,229
5.625% 6/13/16	182,000	204,857
4.750% 12/16/16	182,000	204,946
5.250% 6/5/17	492,000	566,236
1.000% 6/21/17	130,000	129,879
1.050% 7/26/17	360,000	357,324
5.000% 11/17/17	710,000	819,486
4.125% 3/13/20	546,000	604,102
Federal Home Loan Mortgage Corp.
0.625% 12/29/14	729,000	732,879
0.800% 1/13/15	36,000	36,068
4.500% 1/15/15	364,000	384,085
2.875% 2/9/15	729,000	755,241
0.550% 2/27/15	182,000	182,297
0.300% 4/29/15	128,000	127,843
0.420% 6/19/15	273,000	273,079
0.500% 8/28/15	273,000	273,593
0.420% 9/18/15	182,000	182,007
0.500% 9/25/15	437,000	437,901
4.750% 11/17/15	338,000	368,992
0.500% 11/27/15	182,000	181,697
0.850% 2/24/16	182,000	182,229
5.500% 7/18/16	364,000	413,115
5.125% 10/18/16	455,000	515,203
2.250% 1/23/17	73,000	73,444
5.000% 2/16/17	273,000	309,593
1.000% 3/8/17	364,000	364,575
0.750% 1/12/18	182,000	177,460
0.875% 3/7/18	364,000	355,815
4.875% 6/13/18	546,000	630,021
3.750% 3/27/19	273,000	300,656
1.750% 5/30/19	273,000	271,328
2.000% 7/30/19	36,000	35,686
1.250% 10/2/19	273,000	260,572
2.500% 10/17/19	182,000	183,596
1.375% 5/1/20	182,000	172,895
2.375% 1/13/22	461,000	448,020
Federal National Mortgage Association
5.125% 1/2/14	220,000	222,700
4.625% 10/15/14	364,000	380,782
2.625% 11/20/14	182,000	187,014
0.750% 12/19/14	364,000	366,471
0.550% 2/27/15	109,000	109,178
0.375% 3/16/15	364,000	364,612
0.500% 7/2/15	546,000	547,740
2.375% 7/28/15	546,000	566,644

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.150% 8/4/15	$36,000	$37,137
2.000% 9/21/15	73,000	75,194
1.875% 10/15/15	73,000	75,055
4.375% 10/15/15	364,000	393,373
1.625% 10/26/15	546,000	559,662
0.375% 12/21/15	182,000	181,631
0.550% 2/26/16	546,000	545,642
0.500% 5/20/16	300,000	298,636
0.750% 9/13/16	182,000	181,732
1.375% 11/15/16	364,000	370,278
4.875% 12/15/16	747,000	842,529
5.375% 6/12/17	729,000	842,011
0.875% 8/28/17	364,000	359,419
1.125% 9/12/17	182,000	180,776
0.875% 10/26/17	364,000	358,690
0.900% 11/7/17	182,000	177,963
0.875% 12/20/17	273,000	268,204
1.000% 12/28/17	91,000	88,802
0.875% 2/8/18	364,000	356,247
1.200% 2/28/18	182,000	178,901
1.000% 4/30/18	128,000	124,495
1.750% 1/30/19	73,000	71,928
1.700% 10/4/19	109,000	105,404
1.500% 10/9/19	182,000	173,948
2.250% 10/17/22	91,000	83,602
2.200% 10/25/22	36,000	32,918
2.500% 3/27/23	364,000	336,990
Financing Corp.
10.700% 10/6/17 IO STRIPS	220,000	301,656
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	25,067
(Zero Coupon), 10/15/18 STRIPS	27,000	24,859
Small Business Administration
Series 2004-P10A
4.504% 2/1/14	14,581	14,683

		24,088,910

U.S. Treasuries (47.6%)
U.S. Treasury Bonds
11.250% 2/15/15	443,000	509,869
9.250% 2/15/16	978,000	1,181,011
7.500% 11/15/16	618,000	747,544
8.875% 8/15/17	1,496,000	1,945,393
8.500% 2/15/20	1,093,000	1,538,366
7.875% 2/15/21	182,000	255,213
2.000% 1/15/26 TIPS	946,300	1,283,742
2.375% 1/15/27 TIPS	688,800	959,382
1.750% 1/15/28 TIPS	3,553,000	4,433,233
2.500% 1/15/29 TIPS	1,044,200	1,395,521
3.875% 4/15/29 TIPS	409,700	834,242
0.750% 2/15/42	369,800	326,771
2.750% 8/15/42	141,400	117,191
2.750% 11/15/42	12,700	10,509
0.625% 2/15/43 TIPS	2,113,700	1,758,469
3.125% 2/15/43#	6,303,400	5,646,581
2.875% 5/15/43	8,400	7,130
U.S. Treasury Notes
0.250% 10/31/14	2,004,000	2,006,349
2.375% 10/31/14	1,686,000	1,726,503
0.375% 11/15/14	1,000,000	1,002,524
4.250% 11/15/14	1,457,000	1,523,846
0.250% 11/30/14	1,275,000	1,276,444
0.250% 12/15/14	1,822,000	1,823,975
0.125% 12/31/14	1,457,000	1,456,260
2.625% 12/31/14	2,915,000	3,004,158
0.250% 1/15/15	729,000	729,683
0.250% 1/31/15	1,639,000	1,640,528
2.250% 1/31/15	1,457,000	1,496,954
0.250% 2/15/15	2,550,000	2,551,893
0.250% 2/28/15	1,548,000	1,549,028
0.375% 3/15/15	1,712,000	1,716,079
0.250% 3/31/15	1,530,000	1,530,717
0.375% 4/15/15	2,095,000	2,099,501
0.125% 4/30/15	1,275,000	1,272,647
2.500% 4/30/15	364,000	376,957
0.250% 5/15/15	1,275,000	1,274,900
0.250% 5/31/15	1,366,000	1,365,733
2.125% 5/31/15	3,540,000	3,649,433
0.375% 6/15/15	729,000	730,281
0.375% 6/30/15	2,281,000	2,284,865
1.875% 6/30/15	3,825,000	3,930,785
0.250% 7/15/15	2,186,000	2,184,378
0.250% 7/31/15	750,000	749,443
0.250% 8/15/15	1,822,000	1,820,159
0.375% 8/31/15	1,500,000	1,501,758
1.250% 8/31/15	1,822,000	1,854,588
0.250% 9/15/15	729,000	727,982
0.250% 9/30/15	2,165,000	2,161,786
0.250% 10/15/15	1,275,000	1,272,609
1.250% 10/31/15	1,822,000	1,855,753
0.375% 11/15/15	2,186,000	2,186,235
4.500% 11/15/15	1,350,000	1,468,019
1.375% 11/30/15	3,643,000	3,720,947
0.250% 12/15/15	1,275,000	1,271,290
0.375% 1/15/16	3,695,800	3,693,310
0.375% 2/15/16	1,457,000	1,455,435
4.500% 2/15/16	1,822,000	1,997,207
2.625% 2/29/16	2,186,000	2,300,829
0.375% 3/15/16	364,000	363,325
2.375% 3/31/16	2,186,000	2,289,856
0.250% 4/15/16	729,000	724,835
2.625% 4/30/16	911,000	960,749
0.250% 5/15/16	1,202,000	1,194,053
5.125% 5/15/16	396,000	443,752
1.750% 5/31/16	1,822,000	1,880,450
3.250% 5/31/16	1,093,000	1,171,559
0.500% 6/15/16	2,000,000	1,997,988
0.625% 7/15/16	1,607,600	1,609,798
1.500% 7/31/16	2,915,000	2,988,701
0.875% 9/15/16	1,000,000	1,007,334
1.000% 9/30/16	1,457,000	1,472,026
3.000% 9/30/16	1,822,000	1,948,401
3.125% 10/31/16	1,822,000	1,956,942
0.875% 12/31/16	1,822,000	1,828,317
0.875% 1/31/17	729,000	730,787
3.125% 1/31/17	1,822,000	1,961,942
0.875% 2/28/17	1,822,000	1,824,527
1.000% 3/31/17	2,550,000	2,561,704
3.125% 4/30/17	1,457,000	1,572,194
4.500% 5/15/17	1,275,000	1,438,073
2.750% 5/31/17	2,186,000	2,330,652
0.500% 7/31/17	2,186,000	2,144,970
4.750% 8/15/17	1,161,000	1,327,100

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.625% 8/31/17	$1,822,000	$1,793,691
1.875% 8/31/17	2,004,000	2,069,150
0.625% 9/30/17	911,000	895,396
1.875% 9/30/17	1,275,000	1,315,653
0.750% 10/31/17	1,457,000	1,436,995
1.875% 10/31/17	1,822,000	1,878,937
4.250% 11/15/17	419,000	472,459
0.625% 11/30/17	1,457,000	1,427,234
0.750% 12/31/17	1,457,000	1,432,271
2.750% 12/31/17	1,275,000	1,360,290
0.875% 1/31/18	1,457,000	1,437,891
3.500% 2/15/18	1,093,000	1,200,731
0.750% 2/28/18	729,000	714,812
0.750% 3/31/18	911,000	891,623
0.625% 4/30/18	729,000	708,611
2.625% 4/30/18	455,000	482,758
1.000% 5/31/18	1,093,000	1,078,975
2.375% 5/31/18	729,000	764,973
1.375% 6/30/18	5,437,000	5,451,336
1.375% 7/31/18(z)	12,200,000	12,221,565
2.250% 7/31/18	364,000	379,562
4.000% 8/15/18	656,000	739,717
1.500% 8/31/18(z)	75,635,000	76,140,960
1.375% 9/30/18	1,237,000	1,236,046
3.750% 11/15/18	1,457,000	1,625,551
1.375% 12/31/18	1,093,000	1,087,663
1.250% 1/31/19	729,000	719,745
2.750% 2/15/19	1,822,000	1,938,722
1.500% 3/31/19	1,822,000	1,816,377
1.250% 4/30/19	546,000	535,976
1.000% 6/30/19	1,093,000	1,053,379
1.000% 8/31/19	729,000	699,498
1.000% 9/30/19	1,093,000	1,046,953
1.250% 10/31/19	1,093,000	1,061,320
3.375% 11/15/19	2,131,000	2,337,565
1.000% 11/30/19	3,206,400	3,058,104
1.125% 12/31/19	1,093,000	1,047,914
1.375% 1/31/20	1,093,000	1,062,409
3.625% 2/15/20	3,461,000	3,844,955
1.250% 2/29/20	1,093,000	1,051,938
1.125% 3/31/20	729,000	694,643
1.125% 4/30/20	364,000	346,038
3.500% 5/15/20	2,550,000	2,812,122
1.875% 6/30/20	110,000	109,485
2.625% 8/15/20	3,279,000	3,422,104
2.250% 8/31/20	2,240,000	2,259,600
2.000% 9/30/20	750,000	749,238
2.625% 11/15/20	1,822,000	1,894,738
3.125% 5/15/21	3,097,000	3,309,888
2.125% 8/15/21	2,004,000	1,987,580
2.000% 11/15/21	1,275,000	1,246,250
2.000% 2/15/22	2,004,000	1,947,951
1.750% 5/15/22	1,457,000	1,379,867
1.625% 8/15/22	2,073,300	1,931,409
1.625% 11/15/22	6,497,900	6,015,571
0.125% 1/15/23 TIPS	1,352,300	1,330,709
2.000% 2/15/23	20,758,600	19,770,337
1.750% 5/15/23	6,074,400	5,628,311
0.375% 7/15/23 TIPS	2,650,000	2,644,737
2.500% 8/15/23	2,140,000	2,118,098
3.625% 8/15/43	600,000	593,074

		340,633,428

Total Government Securities		531,355,445

Total Long-Term Debt Securities (107.3%) (Cost $765,786,584)		767,796,853

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co.
7.500%	2,000	2,275,020

Total Convertible Preferred Stocks (0.3%) (Cost $2,000,000)		2,275,020

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.9%)
Banco do Brasil S.A.
2.52%, 2/14/14(p)	$3,843,055	3,843,639
0.89%, 3/27/14(p)	2,483,483	2,472,605

Total Certificate of Deposit		6,316,244

Commercial Paper (0.2%)
Daimler Finance N.A. LLC
0.26%, 10/15/13(n)(p)	1,704,000	1,703,813

Government Securities (0.2%)
U.S. Treasury Bills
0.01%, 12/26/13(p)	100,000	99,997
0.03%, 3/13/14(p)	1,305,000	1,304,808

Total Government Securities		1,404,805

Total Short-Term Investments (1.3%) (Cost $9,418,983)		9,424,862

Total Investments Before Options Written and Securities Sold Short (108.9%) (Cost $777,205,567)		779,496,735

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
October 2013 @ $126.00*	(98)	(104,125)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes
October 2013 @ $121.00(b)*	(98)	(1,531)

Total Options Written (0.0%) (Premiums Received $111,452)		(105,656)

Total Investments Before Securities Sold Short (108.9%) (Cost$777,094,115)		779,391,079

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-0.7%)
Federal National Mortgage Association
4.000%, 10/25/28 TBA	$(500,000)	(531,445)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 10/25/43 TBA(z)	$(300,000)	$(314,672)
4.500%, 10/25/43 TBA	(300,000)	(320,437)
5.000%, 10/25/43 TBA	(700,000)	(759,172)
6.500%, 10/25/43 TBA	(400,000)	(442,625)
6.000%, 11/25/43 TBA	(1,100,000)	(1,203,426)
Government National Mortgage Association
4.000%, 10/15/43 TBA	(400,000)	(421,875)
4.500%, 10/15/43 TBA	(1,100,000)	(1,185,422)

Total Securities Sold Short (-0.7%) (Proceeds Received $5,131,141)		(5,179,074)

Total Investments after Options Written and Securities Sold Short (108.2%) (Cost $771,962,974)		774,212,005
Other Assets Less Liabilities (-8.2%)		(58,678,403)

Net Assets (100%)		$715,533,602

*	Non-income producing.

†	Securities (totaling $418,438 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $50,064,598 or 7.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $147,807.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $5,578,632 or 0.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

ABS — Asset-Backed Security

AUD — Australian Dollar

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	57	December-13	$7,100,217	$7,204,266	$104,049
2 Year U.S. Treasury Notes	47	December-13	10,323,970	10,352,484	28,514
5 Year U.S. Treasury Notes	25	December-13	3,012,549	3,026,172	13,623
U.S. Long Bond	14	December-13	1,843,789	1,867,250	23,461

					$169,647

Sales
10 Year U.S. Treasury Notes	61	December-13	$7,594,136	$7,709,828	$(115,692)
Euro-Bund	44	December-13	8,198,526	8,363,319	(164,793)
U.S. Long Bond	71	December-13	9,468,807	9,469,625	(818)
U.S. Ultra Bond	24	December-13	3,338,142	3,410,250	(72,108)

					$(353,411)

					$(183,764)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	Bank of America	104,231	$16,990,151	$16,641,000	$349,151
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	258,900	2,634,151	2,606,951	27,200
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Citibank N.A.	133,600	1,359,300	1,346,367	12,933

					$389,284

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	28,732	$25,675,059	$26,804,082	$(1,129,023)
Australian Dollar vs. U.S. Dollar, expiring 11/4/13	Bank of America	28,732	26,676,944	26,741,216	(64,272)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	HSBC Bank plc	104,231	16,501,369	16,990,150	(488,781)
European Union Euro vs. U.S. Dollar, expiring 10/24/13	BNP Paribas	75	101,502	101,618	(116)
European Union Euro vs. U.S. Dollar, expiring 12/17/13	Citibank N.A.	2,302	3,054,494	3,114,885	(60,391)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	390,200	3,946,436	3,970,050	(23,614)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Goldman Sachs & Co.	2,300	22,954	23,401	(447)

					$(1,766,644)

					$(1,377,360)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Options Written:

Options written through the nine months ended September 30, 2013 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2013	—	$—
Options Written	662	303,319
Options Terminated in Closing Purchase Transactions	(466)	(191,867)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2013	196	$111,452

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$18,690,709	$976	$18,691,685
Non-Agency CMO	—	39,694,817	675,634	40,370,451
Convertible Preferred Stocks
Financials	2,275,020	—	—	2,275,020
Corporate Bonds
Consumer Discretionary	—	8,164,054	—	8,164,054
Consumer Staples	—	10,251,261	—	10,251,261
Energy	—	16,118,749	—	16,118,749
Financials	—	87,664,449	—	87,664,449
Health Care	—	11,385,108	—	11,385,108
Industrials	—	7,414,895	—	7,414,895
Information Technology	—	9,266,190	—	9,266,190
Materials	—	7,297,559	—	7,297,559
Telecommunication Services	—	10,328,522	—	10,328,522
Utilities	—	9,488,485	—	9,488,485
Forward Currency Contracts	—	389,284	—	389,284
Futures	169,647	—	—	169,647
Government Securities
Agency ABS	—	3,210,259	—	3,210,259
Agency CMO	—	94,786,114	—	94,786,114
Foreign Governments	—	43,176,514	—	43,176,514
Municipal Bonds	—	16,916,844	—	16,916,844
Supranational	—	8,543,376	—	8,543,376
U.S. Government Agencies	—	24,088,910	—	24,088,910
U.S. Treasuries	—	340,633,428	—	340,633,428
Short-Term Investments	—	9,424,862	—	9,424,862

Total Assets	$2,444,667	$776,934,389	$676,610	$780,055,666

Liabilities:
Forward Currency Contracts	$—	$(1,766,644)	$—	$(1,766,644)
Futures	(353,411)	—	—	(353,411)
Government Securities
Agency CMO	—	(5,179,074)	—	(5,179,074)
Options Written
Call Options Written	(104,125)	—	—	(104,125)
Put Options Written	(1,531)	—	—	(1,531)

Total Liabilities	$(459,067)	$(6,945,718)	$—	$(7,404,785)

Total	$1,985,600	$769,988,671	$676,610	$772,650,881

(a)	Securities with a market value of $776,480 transferred from Level 3 to Level 2 since the beginning of the period due to the securities being currently priced by a third party pricing vendor.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,387,303,661
Long-term U.S. government debt securities	1,027,470,058

$5,414,773,719

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,777,545,919
Long-term U.S. government debt securities	1,002,772,700

$5,780,318,619

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,889,198
Aggregate gross unrealized depreciation	(20,785,112)

Net unrealized appreciation	$1,104,086

Federal income tax cost of investments	$778,392,649

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.	4,851	$654,448

Australia (3.1%)
AGL Energy Ltd.	4,677	67,280
ALS Ltd.	3,778	37,007
Alumina Ltd.*	23,455	22,428
Amcor Ltd.	10,554	102,987
AMP Ltd.	25,757	110,772
APA Group	6,581	36,652
Asciano Ltd.	7,632	41,509
ASX Ltd.	1,581	50,929
Aurizon Holdings Ltd.	17,277	75,431
Australia & New Zealand Banking Group Ltd.	24,028	689,956
Bendigo and Adelaide Bank Ltd.	3,990	37,297
BHP Billiton Ltd.	53,554	1,785,589
BHP Billiton Ltd. (ADR)	16,919	1,125,114
Boral Ltd.	7,581	33,947
Brambles Ltd.	13,623	115,778
Caltex Australia Ltd.	1,314	22,666
CFS Retail Property Trust Group (REIT)	20,372	38,010
Coca-Cola Amatil Ltd.	4,721	53,996
Cochlear Ltd.	530	29,904
Commonwealth Bank of Australia	14,116	937,751
Computershare Ltd.	4,643	42,968
Crown Ltd.	3,801	55,140
CSL Ltd.	4,305	257,033
Dexus Property Group (REIT)	37,629	35,280
Echo Entertainment Group Ltd.	7,243	18,784
Federation Centres Ltd. (REIT)	14,183	30,167
Flight Centre Ltd.	584	26,314
Fortescue Metals Group Ltd.	13,057	57,859
Goodman Group (REIT)	14,416	65,630
GPT Group (REIT)	13,986	45,405
Harvey Norman Holdings Ltd.	5,804	17,218
Iluka Resources Ltd.	3,850	41,160
Incitec Pivot Ltd.	15,770	39,575
Insurance Australia Group Ltd.	18,183	99,572
Leighton Holdings Ltd.	1,510	27,117
Lend Lease Group	4,267	40,444
Macquarie Group Ltd.	2,675	119,560
Metcash Ltd.	8,915	26,614
Mirvac Group (REIT)	30,290	49,168
National Australia Bank Ltd.	20,517	656,895
Newcrest Mining Ltd.	6,569	71,700
Orica Ltd.	3,035	56,797
Origin Energy Ltd.	9,606	126,356
Qantas Airways Ltd.*	9,940	13,678
QBE Insurance Group Ltd.	10,500	143,699
Ramsay Health Care Ltd.	1,200	40,536
Rio Tinto Ltd.	11,576	666,746
Santos Ltd.	8,457	118,974
Seek Ltd.	3,069	34,013
Sonic Healthcare Ltd.	3,562	53,799
SP AusNet	16,117	18,043
Stockland Corp., Ltd. (REIT)	21,500	77,622
Suncorp Group Ltd.	11,257	137,257
Sydney Airport	2,142	7,853
Tabcorp Holdings Ltd.	6,766	20,703
Tatts Group Ltd.	10,563	30,548
Telstra Corp., Ltd.	38,112	176,707
Toll Holdings Ltd.	5,143	27,972
Transurban Group	12,050	76,442
Treasury Wine Estates Ltd.	6,195	25,545
Wesfarmers Ltd.	8,813	338,156
Westfield Group (REIT)	18,242	187,368
Westfield Retail Trust (REIT)	26,412	73,180
Westpac Banking Corp.	27,179	829,879
Whitehaven Coal Ltd.*	5,309	9,955
Woodside Petroleum Ltd.	5,769	206,181
Woolworths Ltd.	10,905	356,065
WorleyParsons Ltd.	1,998	45,331

		11,138,011

Austria (1.0%)
Andritz AG	578	33,980
Conwert Immobilien Invest SE*	47,965	564,538
Erste Group Bank AG	34,526	1,091,111
Immofinanz AG*	7,346	32,070
OMV AG	1,237	61,082
Raiffeisen Bank International AG	441	14,432
Schoeller-Bleckmann Oilfield Equipment AG	13,954	1,650,663
Telekom Austria AG	1,808	15,160
Verbund AG	561	12,697
Vienna Insurance Group AG Wiener Versicherung Gruppe	350	17,969
Voestalpine AG	921	44,039

		3,537,741

Belgium (0.5%)
Ageas	2,009	81,373
Anheuser-Busch InBev N.V.	13,848	1,378,467
Belgacom S.A.	1,410	37,483
Colruyt S.A.	601	33,364
Delhaize Group S.A.	957	60,319
Groupe Bruxelles Lambert S.A.	671	57,071
KBC Groep N.V.	1,979	97,226
Solvay S.A.	514	77,081
Telenet Group Holding N.V.	502	24,995
UCB S.A.	905	55,083
Umicore S.A.	903	43,869

		1,946,331

Bermuda (0.5%)
Everest Reinsurance Group Ltd.	10,814	1,572,464
Seadrill Ltd.	3,285	147,390

		1,719,854

Brazil (0.6%)
Banco Bradesco S.A. (ADR)	52,233	724,994
Banco do Brasil S.A.	75,000	873,077
BR Malls Participacoes S.A.	65,800	596,751
Natura Cosmeticos S.A.	4,000	89,338

		2,284,160

Canada (2.4%)
Canadian Pacific Railway Ltd.	20,198	2,492,077
Dollarama, Inc.	8,447	686,470
Imax Corp.*	23,920	723,341
Lululemon Athletica, Inc.*	33,038	2,414,747
Rogers Communications, Inc., Class B	15,000	645,150
Suncor Energy, Inc. (Toronto Exchange)	52,683	1,883,709

		8,845,494

China (2.3%)
AAC Technologies Holdings, Inc.	5,000	22,725

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Anhui Conch Cement Co., Ltd., Class H	261,500	$839,535
China Construction Bank Corp., Class H	594,000	457,223
China Oilfield Services Ltd., Class H	569,500	1,427,440
China Shipping Container Lines Co., Ltd., Class H*	2,156,000	564,303
CNOOC Ltd.	237,000	482,195
Daphne International Holdings Ltd.	756,000	461,053
Industrial & Commercial Bank of China Ltd., Class H	1,517,135	1,058,252
Mindray Medical International Ltd. (ADR)	26,686	1,037,819
Ping An Insurance Group Co. of China Ltd., Class H	44,500	330,771
Weichai Power Co., Ltd., Class H	276,080	1,078,563
Yangzijiang Shipbuilding Holdings Ltd.	16,182	14,124
Youku Tudou, Inc. (ADR)*	26,242	719,031

		8,493,034

Colombia (0.2%)
Bancolombia S.A. (ADR)	15,174	873,112

Czech Republic (0.2%)
Komercni Banka A/S	3,140	699,035

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	4	34,594
A. P. Moller - Maersk A/S, Class B	11	100,860
Carlsberg A/S, Class B	936	96,434
Coloplast A/S, Class B	933	53,122
Danske Bank A/S*	5,736	123,499
DSV A/S	1,443	40,936
Novo Nordisk A/S, Class B	3,487	592,014
Novozymes A/S, Class B	1,962	75,055
TDC A/S	5,957	50,406
Tryg A/S	223	20,528
William Demant Holding A/S*	233	21,533

		1,208,981

Finland (0.3%)
Elisa Oyj	1,419	33,825
Fortum Oyj	3,884	87,539
Kesko Oyj, Class B	582	17,464
Kone Oyj, Class B	1,363	121,607
Metso Oyj	1,241	48,755
Neste Oil Oyj	1,168	25,835
Nokia Oyj*	32,778	215,422
Nokian Renkaat Oyj	1,053	53,478
Orion Oyj, Class B	887	22,344
Pohjola Bank plc, Class A	1,307	21,713
Sampo Oyj, Class A	3,667	157,558
Stora Enso Oyj, Class R	4,992	42,310
UPM-Kymmene Oyj	4,422	61,199
Wartsila Oyj	1,523	68,776

		977,825

France (5.2%)
Accor S.A.	14,555	605,293
Aeroports de Paris S.A.	284	29,734
Air Liquide S.A.	2,729	380,084
Alstom S.A.	1,798	64,046
Arkema S.A.	524	58,377
AtoS	429	33,505
AXA S.A.‡	15,703	363,800
BNP Paribas S.A.	16,514	1,117,048
Bouygues S.A.	1,540	56,199
Bureau Veritas S.A.	1,845	58,157
Cap Gemini S.A.	1,199	71,322
Carrefour S.A.	5,276	181,118
Casino Guichard Perrachon S.A.	539	55,542
CGG*	1,486	34,246
Christian Dior S.A.	477	93,538
Cie de Saint-Gobain S.A.	3,486	172,630
Cie Generale des Etablissements Michelin	1,598	177,207
CNP Assurances S.A.	1,397	25,164
Credit Agricole S.A.*	8,738	96,355
Danone S.A.	5,006	376,814
Dassault Systemes S.A.	532	71,022
Edenred	1,647	53,475
EDF S.A.	2,255	71,325
Essilor International S.A.	3,769	405,362
Eurazeo S.A.	270	17,336
European Aeronautic Defence and Space Co. N.V.	5,094	324,551
Eutelsat Communications S.A.	1,400	44,263
Fonciere des Regions (REIT)	287	23,805
GDF Suez S.A.	11,617	291,847
Gecina S.A. (REIT)	211	26,984
Groupe Eurotunnel S.A. (Registered)	5,257	47,913
Groupe Fnac*	92	2,456
ICADE (REIT)	345	31,509
Iliad S.A.	212	49,474
Imerys S.A.	5,006	349,522
J.C. Decaux S.A.	594	21,870
Kering	3,179	712,413
Klepierre S.A. (REIT)	975	42,275
Lafarge S.A.	9,566	666,351
Lagardere S.C.A.	1,020	33,125
Legrand S.A.	2,236	124,069
L’Oreal S.A.	2,117	363,583
LVMH Moet Hennessy Louis Vuitton S.A.	5,478	1,079,029
Natixis S.A.	7,300	34,941
Orange S.A.	16,229	203,505
Pernod-Ricard S.A.	5,458	677,764
Publicis Groupe S.A.	1,562	124,296
Remy Cointreau S.A.	6,428	684,993
Renault S.A.	1,682	134,095
Rexel S.A.	1,661	42,245
Safran S.A.	2,189	134,847
Sanofi S.A.	19,620	1,989,922
Schneider Electric S.A.	11,264	952,559
SCOR SE	1,231	40,760
Societe BIC S.A.	290	33,720
Societe Generale S.A.	25,327	1,261,930
Sodexo S.A.	812	75,764
Suez Environnement Co. S.A.	2,227	36,123
Technip S.A.	5,329	625,698
Thales S.A.	732	40,240
Total S.A.	32,684	1,896,669
Unibail-Rodamco SE (REIT)	846	209,903
Vallourec S.A.	854	51,147
Veolia Environnement S.A.	3,088	52,742
Vinci S.A.	4,059	235,958
Vivendi S.A.	10,438	240,128

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wendel S.A.	258	$34,973
Zodiac Aerospace	270	42,974

		18,761,634

Germany (5.4%)
Adidas AG	13,085	1,419,350
Allianz SE (Registered)	8,692	1,366,393
Axel Springer AG	356	19,799
BASF SE	8,043	771,461
Bayer AG (Registered)	13,191	1,555,409
Bayerische Motoren Werke (BMW) AG	21,049	2,262,999
Bayerische Motoren Werke (BMW) AG (Preference)	529	43,154
Beiersdorf AG	870	77,257
Brenntag AG	443	73,745
Celesio AG	714	16,073
Commerzbank AG*	8,464	97,444
Continental AG	4,758	806,539
Daimler AG (Registered)	8,424	656,661
Deutsche Bank AG (Registered)	8,926	409,844
Deutsche Boerse AG	1,688	126,992
Deutsche Lufthansa AG (Registered)*	2,144	41,811
Deutsche Post AG (Registered)	7,937	263,393
Deutsche Telekom AG (Registered)	24,591	356,466
E.ON SE	15,765	280,459
Fraport AG	341	23,933
Fresenius Medical Care AG & Co. KGaA	7,989	519,753
Fresenius SE & Co. KGaA	1,093	135,771
Fuchs Petrolub SE (Preference)	339	28,388
GEA Group AG	1,711	70,264
Hannover Rueck SE	570	41,918
HeidelbergCement AG	1,230	94,865
Henkel AG & Co. KGaA	1,136	100,617
Henkel AG & Co. KGaA (Preference)	5,370	553,360
Hochtief AG	288	25,142
Hugo Boss AG	304	39,325
Infineon Technologies AG	9,452	94,561
K+S AG (Registered)	1,682	43,598
Kabel Deutschland Holding AG	216	27,468
Lanxess AG	662	42,970
Linde AG	3,824	757,371
MAN SE	341	40,661
Merck KGaA	565	88,169
Metro AG	1,193	47,289
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,570	306,808
OSRAM Licht AG*	766	35,959
Porsche Automobil Holding SE (Preference)	1,339	117,021
ProSiebenSat.1 Media AG (Registered)	965	40,993
RWE AG	4,282	145,634
RWE AG (Preference)	303	9,940
SAP AG	18,945	1,401,178
Siemens AG (Registered)	11,834	1,425,817
Suedzucker AG	789	23,248
Telefonica Deutschland Holding AG	2,653	20,942
ThyssenKrupp AG*	3,351	80,151
United Internet AG (Registered)	1,020	38,637
Volkswagen AG	244	55,340
Volkswagen AG (Preference)	4,371	1,030,394
Wirecard AG	41,286	1,412,262

		19,564,996

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	2,331	24,282
OPAP S.A.	2,020	22,545

		46,827

Hong Kong (2.5%)
AIA Group Ltd.	491,527	2,310,004
ASM Pacific Technology Ltd.	2,300	23,338
Bank of East Asia Ltd.	11,847	50,178
Belle International Holdings Ltd.	133,000	193,089
BOC Hong Kong Holdings Ltd.	32,500	104,340
Cathay Pacific Airways Ltd.	11,000	21,558
Cheung Kong Holdings Ltd.	73,000	1,111,580
Cheung Kong Infrastructure Holdings Ltd.	6,000	41,581
CLP Holdings Ltd.	15,500	126,204
First Pacific Co., Ltd.	23,000	25,414
Galaxy Entertainment Group Ltd.*	18,000	126,252
Hang Lung Properties Ltd.	159,000	541,214
Hang Seng Bank Ltd.	6,700	109,278
Henderson Land Development Co., Ltd.	9,800	60,524
HKT Trust/HKT Ltd.	20,000	18,773
Hong Kong & China Gas Co., Ltd.	50,014	120,329
Hong Kong Exchanges and Clearing Ltd.	9,600	153,855
Hopewell Holdings Ltd.	5,500	18,402
Hutchison Whampoa Ltd.	19,000	227,582
Hysan Development Co., Ltd.	5,448	24,269
Kerry Properties Ltd.	6,000	25,568
Li & Fung Ltd.	48,000	69,810
Link REIT (REIT)	19,813	97,201
MTR Corp., Ltd.	11,089	43,893
New World Development Co., Ltd.	36,212	54,440
Noble Group Ltd.	39,454	29,247
NWS Holdings Ltd.	12,653	19,642
Orient Overseas International Ltd.	219,700	1,290,287
PCCW Ltd.	43,974	19,447
Power Assets Holdings Ltd.	12,000	107,376
Sands China Ltd.	196,133	1,212,571
Shangri-La Asia Ltd.	15,166	25,108
Sino Land Co., Ltd.	27,910	41,095
SJM Holdings Ltd.	16,000	44,972
Sun Hung Kai Properties Ltd.	14,000	190,436
Swire Pacific Ltd., Class A	5,500	65,879
Swire Properties Ltd.	11,600	32,530
Wharf Holdings Ltd.	13,000	112,637
Wheelock & Co., Ltd.	7,000	37,140
Yue Yuen Industrial Holdings Ltd.	7,000	19,540

		8,946,583

India (0.7%)
ICICI Bank Ltd. (ADR)	35,323	1,076,645
Tata Motors Ltd. (ADR)	23,716	631,320
Yes Bank Ltd.	158,198	726,111

		2,434,076

Indonesia (0.1%)
PT Astra International Tbk	393,500	219,177

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ireland (1.2%)
Bank of Ireland*	167,579	$47,609
CRH plc	6,417	153,542
Elan Corp. plc*	4,564	71,037
Experian plc	8,835	168,346
ICON plc*	40,116	1,641,948
James Hardie Industries plc (CDI)	4,007	39,923
Kerry Group plc, Class A	1,288	77,888
Shire plc	57,000	2,286,631

		4,486,924

Israel (0.2%)
Bank Hapoalim B.M.	9,964	50,385
Bank Leumi Le-Israel B.M.*	11,649	43,303
Bezeq Israeli Telecommunication Corp., Ltd.	17,050	31,351
Delek Group Ltd.	39	12,727
Israel Chemicals Ltd.	4,337	36,601
Israel Corp., Ltd.*	25	13,202
Mizrahi Tefahot Bank Ltd.	1,371	15,095
NICE Systems Ltd.	534	22,002
Teva Pharmaceutical Industries Ltd.	8,214	309,302
Teva Pharmaceutical Industries Ltd. (ADR)	10,500	396,690

		930,658

Italy (0.6%)
Assicurazioni Generali S.p.A.	10,220	203,935
Atlantia S.p.A.	2,742	55,754
Banca Monte dei Paschi di Siena S.p.A.*	64,730	17,952
Enel Green Power S.p.A.	13,119	28,131
Enel S.p.A.	57,614	220,735
Eni S.p.A.	22,275	510,784
Exor S.p.A.	694	26,035
Fiat S.p.A.*	7,032	56,033
Finmeccanica S.p.A.* Intesa Sanpaolo S.p.A.	3,874	23,175
(XetraIntlMkt Exchange)	101,760	209,941
Luxottica Group S.p.A.	1,421	75,589
Mediobanca S.p.A.	3,862	26,933
Pirelli & C. S.p.A.	2,203	28,686
Prysmian S.p.A.	1,870	45,790
Saipem S.p.A.	2,135	46,387
Snam S.p.A.	17,569	88,988
Telecom Italia S.p.A.	85,302	70,394
Telecom Italia S.p.A. (RNC)	56,219	37,336
Terna Rete Elettrica Nazionale S.p.A.	12,294	55,484
UniCredit S.p.A.	38,006	242,274
Unione di Banche Italiane S.c.p.A.	7,861	39,753

		2,110,089

Japan (12.9%)
ABC-Mart, Inc.	300	14,604
Acom Co., Ltd.*	4,100	15,391
Advantest Corp.	1,300	14,958
Aeon Co., Ltd.	5,100	70,096
AEON Financial Service Co., Ltd.	600	18,831
Aeon Mall Co., Ltd.	1,060	31,424
Air Water, Inc.	2,000	29,442
Aisin Seiki Co., Ltd.	1,600	68,121
Ajinomoto Co., Inc.	5,000	65,619
Alfresa Holdings Corp.	400	20,591
Amada Co., Ltd.	2,000	17,966
ANA Holdings, Inc.	12,000	26,125
Aozora Bank Ltd.	11,000	32,565
Asahi Glass Co., Ltd.	8,000	49,565
Asahi Group Holdings Ltd.	3,400	89,207
Asahi Kasei Corp.	10,000	75,182
Asics Corp.	1,600	27,542
Astellas Pharma, Inc.	13,400	681,622
Bank of Kyoto Ltd.	2,000	17,539
Bank of Yokohama Ltd.	10,000	57,073
Benesse Holdings, Inc.	700	25,423
Bridgestone Corp.	5,700	207,310
Brother Industries Ltd.	2,200	24,754
Calbee, Inc.	800	23,163
Canon, Inc.	20,800	662,333
Casio Computer Co., Ltd.	2,000	18,475
Central Japan Railway Co.	1,300	166,377
Chiba Bank Ltd.	6,000	43,705
Chiyoda Corp.	1,000	12,005
Chubu Electric Power Co., Inc.	5,500	75,314
Chugai Pharmaceutical Co., Ltd.	1,800	36,881
Chugoku Bank Ltd.	1,000	14,039
Chugoku Electric Power Co., Inc.	2,700	42,851
Citizen Holdings Co., Ltd.	2,100	14,699
Coca-Cola West Co., Ltd.	500	9,975
Cosmo Oil Co., Ltd.*	6,000	11,232
Credit Saison Co., Ltd.	1,500	40,577
Dai Nippon Printing Co., Ltd.	5,000	52,800
Daicel Corp.	3,000	27,011
Daido Steel Co., Ltd.	3,000	17,580
Daihatsu Motor Co., Ltd.	2,000	38,659
Dai-ichi Life Insurance Co., Ltd.	8,300	118,216
Daiichi Sankyo Co., Ltd.	5,900	106,722
Daikin Industries Ltd.	8,800	466,433
Dainippon Sumitomo Pharma Co., Ltd.	1,500	20,388
Daito Trust Construction Co., Ltd.	600	59,881
Daiwa House Industry Co., Ltd.	6,000	112,803
Daiwa Securities Group, Inc.	14,000	125,337
DeNA Co., Ltd.	1,000	20,327
Denso Corp.	47,200	2,199,257
Dentsu, Inc.	1,783	67,660
Don Quijote Co., Ltd.	400	25,027
East Japan Railway Co.	10,005	859,069
Eisai Co., Ltd.	2,200	89,303
Electric Power Development Co., Ltd.	800	26,044
FamilyMart Co., Ltd.	500	21,593
FANUC Corp.	16,400	2,704,553
Fast Retailing Co., Ltd.	500	187,446
Fuji Electric Co., Ltd.	6,000	24,416
Fuji Heavy Industries Ltd.	6,000	165,420
Fujifilm Holdings Corp.	4,000	95,793
Fujitsu Ltd.*	15,000	55,852
Fukuoka Financial Group, Inc.	5,000	22,534
Furukawa Electric Co., Ltd.	7,000	16,094
Gree, Inc.	1,100	8,561
GungHo Online Entertainment, Inc.*	26	20,182
Gunma Bank Ltd.	4,000	23,358
Hachijuni Bank Ltd.	4,000	24,823
Hakuhodo DY Holdings, Inc.	2,600	19,309
Hamamatsu Photonics KK	700	26,314
Hankyu Hanshin Holdings, Inc.	9,000	49,901
Hino Motors Ltd.	3,000	44,071

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hirose Electric Co., Ltd.	300	$45,964
Hiroshima Bank Ltd.	3,000	12,758
Hisamitsu Pharmaceutical Co., Inc.	600	33,450
Hitachi Chemical Co., Ltd.	1,200	19,277
Hitachi Construction Machinery Co., Ltd.	1,000	22,331
Hitachi High-Technologies Corp.	700	15,667
Hitachi Ltd.	195,000	1,283,534
Hitachi Metals Ltd.	2,000	24,498
Hokkaido Electric Power Co., Inc.*	1,200	16,151
Hokuhoku Financial Group, Inc.	11,000	23,053
Hokuriku Electric Power Co.	1,500	21,883
Honda Motor Co., Ltd.	35,600	1,352,724
Hoya Corp.	3,800	89,651
Hulic Co., Ltd.	2,000	29,869
Ibiden Co., Ltd.	1,000	16,308
Idemitsu Kosan Co., Ltd.	100	8,647
IHI Corp.	10,000	42,016
INPEX Corp.	8,400	98,959
Isetan Mitsukoshi Holdings Ltd.	2,900	42,897
Isuzu Motors Ltd.	10,000	65,721
ITOCHU Corp.	13,200	161,416
ITOCHU Techno-Solutions Corp.	300	10,652
Iyo Bank Ltd.	2,000	20,917
J. Front Retailing Co., Ltd.	3,000	24,233
Japan Airlines Co., Ltd.	564	34,083
Japan Exchange Group, Inc.	47,000	1,039,025
Japan Petroleum Exploration Co.	100	4,293
Japan Prime Realty Investment Corp. (REIT)	8	28,079
Japan Real Estate Investment Corp. (REIT)	5	58,396
Japan Retail Fund Investment Corp. (REIT)	19	39,084
Japan Steel Works Ltd.	3,000	17,366
Japan Tobacco, Inc.	28,800	1,034,274
JFE Holdings, Inc.	4,300	111,246
JGC Corp.	2,000	72,028
Jin Co., Ltd.	17,500	656,951
Joyo Bank Ltd.	6,000	32,168
JSR Corp.	1,800	33,347
JTEKT Corp.	2,000	27,306
JX Holdings, Inc.	19,644	101,722
Kajima Corp.	8,000	32,474
Kamigumi Co., Ltd.	1,000	8,485
Kaneka Corp.	3,000	19,533
Kansai Electric Power Co., Inc.*	5,900	75,629
Kansai Paint Co., Ltd.	2,000	26,492
Kao Corp.	4,600	143,202
Kawasaki Heavy Industries Ltd.	13,000	56,208
KDDI Corp.	4,700	240,989
Keikyu Corp.	3,000	28,323
Keio Corp.	4,000	28,648
Keisei Electric Railway Co., Ltd.	2,000	20,795
Keyence Corp.	430	162,953
Kikkoman Corp.	2,000	36,523
Kinden Corp.	1,000	10,733
Kintetsu Corp.	16,000	59,576
Kirin Holdings Co., Ltd.	8,000	116,303
Kobe Steel Ltd.*	24,000	44,438
Koito Manufacturing Co., Ltd.	1,000	18,963
Komatsu Ltd.	36,700	910,639
Konami Corp.	900	20,748
Konica Minolta, Inc.	3,500	29,340
Kubota Corp.	49,500	713,582
Kuraray Co., Ltd.	3,200	38,252
Kurita Water Industries Ltd.	1,100	23,310
Kyocera Corp.	3,200	169,612
Kyowa Hakko Kirin Co., Ltd.	2,000	20,510
Kyushu Electric Power Co., Inc.*	3,900	55,587
Lawson, Inc.	600	46,940
LIXIL Group Corp.	2,100	43,134
M3, Inc.	7	19,349
Mabuchi Motor Co., Ltd.	300	15,779
Makita Corp.	7,700	446,513
Marubeni Corp.	14,000	109,955
Marui Group Co., Ltd.	1,900	17,764
Maruichi Steel Tube Ltd.	400	9,921
Mazda Motor Corp.*	24,000	106,699
McDonald’s Holdings Co. Japan Ltd.	600	16,530
Medipal Holdings Corp.	1,300	16,016
MEIJI Holdings Co., Ltd.	582	31,796
Miraca Holdings, Inc.	300	13,368
Mitsubishi Chemical Holdings Corp.	11,000	51,254
Mitsubishi Corp.	38,700	781,914
Mitsubishi Electric Corp.	17,000	178,137
Mitsubishi Estate Co., Ltd.	11,000	324,086
Mitsubishi Gas Chemical Co., Inc.	2,000	16,766
Mitsubishi Heavy Industries Ltd.	27,000	154,647
Mitsubishi Logistics Corp.	1,000	15,067
Mitsubishi Materials Corp.	10,000	41,203
Mitsubishi Motors Corp.*	4,000	44,112
Mitsubishi Tanabe Pharma Corp.	2,200	30,819
Mitsubishi UFJ Financial Group, Inc.	111,600	711,869
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,600	29,568
Mitsui & Co., Ltd.	15,200	220,512
Mitsui Chemicals, Inc.	8,000	21,893
Mitsui Fudosan Co., Ltd.	8,000	268,172
Mitsui O.S.K. Lines Ltd.*	8,000	36,055
Mizuho Financial Group, Inc.	850,350	1,842,663
MS&AD Insurance Group Holdings, Inc.	4,438	115,584
Murata Manufacturing Co., Ltd.	1,800	137,159
Nabtesco Corp.	1,100	26,768
Namco Bandai Holdings, Inc.	1,700	31,736
NEC Corp.	25,000	57,734
Nexon Co., Ltd.	1,300	15,818
NGK Insulators Ltd.	3,000	45,414
NGK Spark Plug Co., Ltd.	2,000	44,132
NHK Spring Co., Ltd.	1,700	17,364
Nidec Corp.	4,600	379,063
Nikon Corp.	2,700	47,053
Nintendo Co., Ltd.	900	101,908
Nippon Building Fund, Inc. (REIT)	7	86,881
Nippon Electric Glass Co., Ltd.	4,000	21,364
Nippon Express Co., Ltd.	7,000	35,037
Nippon Meat Packers, Inc.	2,000	28,587
Nippon Prologis REIT, Inc. (REIT)	1	9,980
Nippon Steel & Sumitomo Metal Corp.	410,595	1,390,998

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	3,792	$195,975
Nippon Yusen KK	13,000	40,999
Nishi-Nippon City Bank Ltd.	6,000	16,298
Nissan Motor Co., Ltd.	21,800	218,233
Nisshin Seifun Group, Inc.	2,200	22,158
Nissin Foods Holdings Co., Ltd.	500	20,500
Nitori Holdings Co., Ltd.	350	32,046
Nitto Denko Corp.	7,800	507,065
NKSJ Holdings, Inc.	2,823	72,402
NOK Corp.	900	13,991
Nomura Holdings, Inc.	31,800	247,490
Nomura Real Estate Holdings, Inc.	900	22,112
Nomura Real Estate Office Fund, Inc. (REIT)	3	15,413
Nomura Research Institute Ltd.	900	31,222
NSK Ltd.	4,000	40,735
NTT Data Corp.	1,300	43,710
NTT DOCOMO, Inc.	14,900	241,323
NTT Urban Development Corp.	900	11,784
Obayashi Corp.	5,000	29,808
Odakyu Electric Railway Co., Ltd.	5,000	49,596
Oji Holdings Corp.	8,000	37,438
Olympus Corp.*	1,900	57,660
Omron Corp.	1,800	64,917
Ono Pharmaceutical Co., Ltd.	800	49,077
Oracle Corp. Japan	300	11,170
Oriental Land Co., Ltd.	500	82,507
ORIX Corp.	10,900	176,871
Osaka Gas Co., Ltd.	15,000	63,788
Otsuka Corp.	100	12,737
Otsuka Holdings Co., Ltd.	3,200	92,652
Panasonic Corp.	19,300	186,138
Park24 Co., Ltd.	1,100	19,528
Rakuten, Inc.	100,200	1,513,780
Resona Holdings, Inc.	16,357	83,536
Ricoh Co., Ltd.	6,000	69,037
Rinnai Corp.	300	22,219
Rohm Co., Ltd.	900	36,899
Sankyo Co., Ltd.	300	14,635
Sanrio Co., Ltd.	300	18,404
Santen Pharmaceutical Co., Ltd.	700	33,934
SBI Holdings, Inc.	2,130	27,434
Secom Co., Ltd.	25,700	1,605,351
Sega Sammy Holdings, Inc.	1,400	40,293
Sekisui Chemical Co., Ltd.	4,000	40,612
Sekisui House Ltd.	5,000	67,043
Seven & I Holdings Co., Ltd.	6,600	240,378
Seven Bank Ltd.	5,800	19,354
Sharp Corp.*	10,000	36,624
Shikoku Electric Power Co., Inc.*	1,600	27,135
Shimadzu Corp.	1,000	9,461
Shimamura Co., Ltd.	200	19,879
Shimano, Inc.	600	53,533
Shimizu Corp.	5,000	24,365
Shin-Etsu Chemical Co., Ltd.	12,500	763,009
Shinsei Bank Ltd.	12,000	29,055
Shionogi & Co., Ltd.	2,400	50,322
Shiseido Co., Ltd.	3,400	61,016
Shizuoka Bank Ltd.	5,000	56,768
Showa Denko KK	13,000	17,590
Showa Shell Sekiyu KK	1,500	16,756
SMC Corp.	3,200	759,835
Softbank Corp.	8,400	580,253
Sojitz Corp.	11,200	21,877
Sony Corp.	8,900	189,961
Sony Financial Holdings, Inc.	1,200	21,950
Stanley Electric Co., Ltd.	1,300	27,575
Start Today Co., Ltd.	37,200	1,046,422
Sumco Corp.	1,000	8,108
Sumitomo Chemical Co., Ltd.	14,000	53,268
Sumitomo Corp.	44,100	593,115
Sumitomo Electric Industries Ltd.	6,600	95,480
Sumitomo Heavy Industries Ltd.	5,000	22,687
Sumitomo Metal Mining Co., Ltd.	5,000	70,502
Sumitomo Mitsui Financial Group, Inc.	11,184	539,886
Sumitomo Mitsui Trust Holdings, Inc.	28,070	138,501
Sumitomo Realty & Development Co., Ltd.	3,000	142,072
Sumitomo Rubber Industries Ltd.	1,500	23,058
Suntory Beverage & Food Ltd.*	1,200	40,470
Suruga Bank Ltd.	2,000	34,325
Suzuken Co., Ltd.	700	23,002
Suzuki Motor Corp.	3,000	71,784
Sysmex Corp.	700	44,580
T&D Holdings, Inc.	4,900	60,518
Taiheiyo Cement Corp.	9,000	39,188
Taisei Corp.	7,000	34,396
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,164
Taiyo Nippon Sanso Corp.	2,000	13,388
Takashimaya Co., Ltd.	1,000	9,349
Takeda Pharmaceutical Co., Ltd.	6,900	325,362
TDK Corp.	900	35,251
Teijin Ltd.	8,000	18,394
Terumo Corp.	1,300	66,524
THK Co., Ltd.	1,100	24,329
Tobu Railway Co., Ltd.	8,000	42,159
Toho Co., Ltd.	1,100	22,896
Toho Gas Co., Ltd.	4,000	20,917
Tohoku Electric Power Co., Inc.*	4,200	51,531
Tokio Marine Holdings, Inc.	6,100	198,896
Tokyo Electric Power Co., Inc.*	12,100	75,213
Tokyo Electron Ltd.	1,500	80,269
Tokyo Gas Co., Ltd.	21,000	114,940
Tokyo Tatemono Co., Ltd.	4,000	36,543
Tokyu Corp.	9,000	64,093
Tokyu Land Corp.†	5,000	51,757
TonenGeneral Sekiyu KK	1,000	9,227
Toppan Printing Co., Ltd.	4,000	32,189
Toray Industries, Inc.	12,000	78,743
Toshiba Corp.	35,000	156,671
TOTO Ltd.	2,000	27,957
Toyo Seikan Kaisha Ltd.	1,400	27,403
Toyo Suisan Kaisha Ltd.	1,000	29,279
Toyoda Gosei Co., Ltd.	700	17,205
Toyota Boshoku Corp.	700	9,350
Toyota Industries Corp.	1,500	64,551
Toyota Motor Corp.	42,300	2,698,215
Toyota Tsusho Corp.	2,000	52,170
Trend Micro, Inc.	1,000	37,184
Tsumura & Co.	300	8,784
Ube Industries Ltd.	9,000	16,939
Unicharm Corp.	1,000	58,294

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
United Urban Investment Corp. (REIT)	22	$33,572
USS Co., Ltd.	2,000	28,913
West Japan Railway Co.	1,400	59,891
Yahoo! Japan Corp.	56,800	321,864
Yakult Honsha Co., Ltd.	800	40,002
Yamada Denki Co., Ltd.	8,800	25,963
Yamaguchi Financial Group, Inc.	1,000	9,807
Yamaha Corp.	1,300	18,516
Yamaha Motor Co., Ltd.	2,100	30,636
Yamato Holdings Co., Ltd.	3,200	72,012
Yamato Kogyo Co., Ltd.	200	7,406
Yamazaki Baking Co., Ltd.	1,000	10,784
Yaskawa Electric Corp.	2,000	28,058
Yokogawa Electric Corp.	1,600	22,756
Yokohama Rubber Co., Ltd.	1,000	9,848

		46,651,927

Luxembourg (0.1%)
ArcelorMittal S.A.	8,741	120,145
Millicom International Cellular S.A. (SDR)	607	53,600
SES S.A. (FDR)	2,617	74,880
Tenaris S.A.	4,130	96,883

		345,508

Macau (0.0%)
MGM China Holdings Ltd.	8,400	27,889
Wynn Macau Ltd.	14,400	49,108

		76,997

Mexico (0.0%)
Fresnillo plc	1,678	26,432

Netherlands (4.1%)
Aegon N.V.	15,560	115,145
Akzo Nobel N.V.	9,373	615,944
ASML Holding N.V.	32,133	3,173,392
CNH Industrial N.V.*	8,350	107,089
Core Laboratories N.V.	16,395	2,774,198
Corio N.V. (REIT)	641	27,615
Delta Lloyd N.V.	1,755	37,347
Fugro N.V. (CVA)	553	33,733
Gemalto N.V.	681	73,123
Heineken Holding N.V.	826	52,247
Heineken N.V.	2,016	142,886
ING Groep N.V. (CVA)*	86,523	977,507
Koninklijke (Royal) KPN N.V.*	27,836	88,684
Koninklijke Ahold N.V.	8,820	152,791
Koninklijke Boskalis Westminster N.V.	557	24,671
Koninklijke DSM N.V.	1,349	101,798
Koninklijke Philips N.V.	8,379	270,126
Koninklijke Vopak N.V.	671	38,448
OCI*	879	29,729
QIAGEN N.V.*	2,217	47,793
Randstad Holding N.V.	1,136	63,994
Reed Elsevier N.V.	6,058	121,827
Royal Dutch Shell plc (BATS Europe Exchange), Class A	62,340	2,056,128
Royal Dutch Shell plc (Euro Comp Exchange), Class A	33,260	1,098,430
Royal Dutch Shell plc, Class B	22,410	774,387
TNT Express N.V.	3,305	30,171
Unilever N.V. (CVA)	14,264	554,887
Wolters Kluwer N.V.	2,563	66,070
Yandex N.V., Class A*	34,595	1,259,950
Ziggo N.V.	1,310	53,061

		14,963,171

New Zealand (0.0%)
Auckland International Airport Ltd.	10,172	28,006
Contact Energy Ltd.	3,894	17,497
Fletcher Building Ltd.	6,502	51,302
SKYCITY Entertainment Group Ltd.	5,245	17,469
Telecom Corp. of New Zealand Ltd.	17,025	32,876

		147,150

Norway (1.1%)
Aker Solutions ASA	1,572	22,077
DNB ASA	113,725	1,726,702
Gjensidige Forsikring ASA	1,904	28,750
Norsk Hydro ASA	161,360	668,974
Orkla ASA	6,116	44,549
Statoil ASA	9,768	221,732
Statoil ASA (ADR)	48,229	1,093,834
Telenor ASA	6,142	140,342
Yara International ASA	1,565	64,622

		4,011,582

Panama (0.2%)
Copa Holdings S.A., Class A	4,659	646,063

Portugal (0.5%)
Banco Espirito Santo S.A. (Registered)*	16,313	17,368
EDP - Energias de Portugal S.A.	18,569	67,827
Galp Energia SGPS S.A., Class B	2,763	45,958
Jeronimo Martins SGPS S.A.	77,084	1,583,017
Portugal Telecom SGPS S.A. (Registered)	6,319	28,476

		1,742,646

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	19,000	34,530
CapitaCommercial Trust (REIT)	19,000	21,960
CapitaLand Ltd.	21,000	51,724
CapitaMall Trust (REIT)	24,000	37,496
CapitaMalls Asia Ltd.	13,032	20,308
City Developments Ltd.	4,000	32,681
ComfortDelGro Corp., Ltd.	18,000	28,265
DBS Group Holdings Ltd.	15,000	196,325
Genting Singapore plc	50,677	57,966
Global Logistic Properties Ltd.	25,000	57,590
Golden Agri-Resources Ltd.	67,576	28,010
Hutchison Port Holdings Trust, Class U	48,000	37,440
Jardine Cycle & Carriage Ltd.	1,000	30,409
Keppel Corp., Ltd.	12,800	106,314
Keppel Land Ltd.	6,000	16,930
Olam International Ltd.	14,962	18,247
Oversea-Chinese Banking Corp., Ltd.	22,525	184,933
Sembcorp Industries Ltd.	8,000	33,733
Sembcorp Marine Ltd.	8,000	28,887
Singapore Airlines Ltd.	5,000	41,609
Singapore Exchange Ltd.	8,000	46,296
Singapore Press Holdings Ltd.	12,000	39,313
Singapore Technologies Engineering Ltd.	13,000	43,211

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Telecommunications Ltd.	70,000	$208,122
StarHub Ltd.	6,000	20,517
United Overseas Bank Ltd.	12,000	197,712
UOL Group Ltd.	4,000	19,609
Wilmar International Ltd.	15,000	37,902

		1,678,039

South Africa (0.4%)
Naspers Ltd., Class N	17,956	1,660,424

South Korea (1.1%)
Hyundai Mobis	5,719	1,521,980
POSCO	3,215	955,817
Samsung Electronics Co., Ltd.	1,200	1,526,415

		4,004,212

Spain (1.5%)
Abertis Infraestructuras S.A.	3,064	59,545
Acciona S.A.	260	14,792
ACS Actividades de Construccion y Servicios S.A.	1,214	38,595
Amadeus IT Holding S.A., Class A	47,510	1,683,976
Banco Bilbao Vizcaya Argentaria S.A.	85,446	954,820
Banco de Sabadell S.A. (BATS Europe Exchange)†	4,911	12,298
Banco de Sabadell S.A. (Continuos Stock Exchange)	24,557	61,826
Banco Popular Espanol S.A.*	12,113	65,040
Banco Santander S.A.	97,526	795,323
Bankia S.A.*	38,520	41,950
CaixaBank	11,296	49,574
Distribuidora Internacional de Alimentacion S.A.	5,733	49,708
Enagas S.A.	1,867	45,754
Ferrovial S.A.	3,386	60,878
Gas Natural SDG S.A.	2,942	61,413
Grifols S.A.	1,197	49,148
Iberdrola S.A.	41,587	241,641
Inditex S.A.	1,910	294,311
Mapfre S.A.	7,424	26,575
Red Electrica Corporacion S.A.	883	50,255
Repsol S.A.	7,487	185,610
Telefonica S.A.	35,864	558,449
Zardoya Otis S.A.	1,497	24,303

		5,425,784

Sweden (1.6%)
Alfa Laval AB	2,635	63,592
Assa Abloy AB, Class B	2,923	134,172
Atlas Copco AB, Class A	15,262	446,934
Atlas Copco AB, Class B	3,412	90,149
Boliden AB	2,609	39,094
Electrolux AB	1,981	51,446
Elekta AB, Class B	3,489	56,135
Getinge AB, Class B	55,922	1,998,737
Hennes & Mauritz AB, Class B	8,312	360,975
Hexagon AB, Class B	1,980	59,708
Husqvarna AB, Class B	3,864	25,090
Industrivarden AB, Class C	1,279	23,543
Investment AB Kinnevik, Class B	1,928	66,750
Investor AB, Class B	3,985	120,913
Lundin Petroleum AB*	2,145	46,260
Nordea Bank AB	24,818	299,282
Ratos AB, Class B	1,737	16,176
Sandvik AB	9,328	128,888
Scania AB, Class B	2,667	57,144
Securitas AB, Class B	3,070	35,063
Skandinaviska Enskilda Banken AB, Class A	13,291	140,837
Skanska AB, Class B	3,200	61,543
SKF AB, Class B	3,431	95,509
Svenska Cellulosa AB S.C.A., Class B	5,106	128,709
Svenska Handelsbanken AB, Class A	4,366	186,754
Swedbank AB, Class A	7,925	184,601
Swedish Match AB	1,733	61,158
Tele2 AB, Class B	3,061	39,151
Telefonaktiebolaget LM Ericsson, Class B	26,644	354,468
TeliaSonera AB	20,840	159,672
Volvo AB, Class B	13,247	198,395

		5,730,848

Switzerland (9.4%)
ABB Ltd. (Registered)*	42,961	1,016,128
Actelion Ltd. (Registered)*	908	64,459
Adecco S.A. (Registered)*	1,149	81,822
Aryzta AG*	830	55,480
Baloise Holding AG (Registered)	438	48,433
Banque Cantonale Vaudoise (Registered)	33	18,181
Barry Callebaut AG (Registered)*	16	16,065
Cie Financiere Richemont S.A. (Registered)	9,675	969,265
Coca-Cola HBC AG (ADR)	1,592	47,553
Credit Suisse Group AG (Registered)*	35,799	1,093,347
Credit Suisse Group AG (ADR)*	31,305	956,368
EMS-Chemie Holding AG (Registered)	71	25,123
Geberit AG (Registered)*	339	91,540
Givaudan S.A. (Registered)*	73	106,632
Glencore Xstrata plc*	538,624	2,935,951
Holcim Ltd. (Registered)*	7,500	558,136
Julius Baer Group Ltd.*	1,900	88,660
Kuehne + Nagel International AG (Registered)	452	59,227
Lindt & Spruengli AG	8	32,828
Lindt & Spruengli AG (Registered)	1	47,548
Lonza Group AG (Registered)*	503	41,159
Nestle S.A. (Registered)	73,247	5,122,876
Novartis AG (Registered)	34,348	2,639,671
Novartis AG (ADR)	18,216	1,397,349
Pargesa Holding S.A.	246	18,456
Partners Group Holding AG	170	41,675
Roche Holding AG	25,870	6,977,048
Schindler Holding AG	407	61,116
Schindler Holding AG (Registered)	215	31,239
SGS S.A. (Registered)	124	296,031
Sika AG	20	58,296
Sonova Holding AG (Registered)*	398	49,467
STMicroelectronics N.V.	5,056	46,628
Sulzer AG (Registered)	182	28,175
Swatch Group AG	3,329	2,142,398
Swatch Group AG (Registered)	399	45,003

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Life Holding AG (Registered)*	262	$49,599
Swiss Prime Site AG (Registered)*	417	32,254
Swiss Reinsurance AG*	3,083	254,999
Swisscom AG (Registered)	204	98,036
Syngenta AG (Registered)	816	333,312
Transocean Ltd. (BATS Europe Exchange)	3,153	140,052
Transocean Ltd. (New York Exchange)	22,675	1,009,038
UBS AG (Registered)*	190,937	3,905,937
Wolseley plc	2,399	124,163
Zurich Insurance Group AG*	3,388	872,522

		34,129,245

Taiwan (1.0%)
Advanced Semiconductor Engineering, Inc. (ADR)	273,945	1,309,457
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	133,674	2,267,111

		3,576,568

Turkey (0.5%)
Akbank TAS	276,062	1,016,757
Turkiye Garanti Bankasi A/S	232,159	914,822

		1,931,579

United Kingdom (14.7%)
3i Group plc	8,968	52,818
Aberdeen Asset Management plc	7,881	48,304
Admiral Group plc	1,837	36,668
Aggreko plc	13,864	360,009
AMEC plc	2,337	40,633
Anglo American plc	12,201	299,838
Antofagasta plc	3,118	41,316
ARM Holdings plc	32,149	513,174
ARM Holdings plc (ADR)	58,947	2,836,530
Associated British Foods plc	3,115	94,604
AstraZeneca plc	10,964	570,739
Aviva plc	84,161	540,633
Babcock International Group plc	2,984	57,776
BAE Systems plc	28,343	208,499
Barclays plc	267,594	1,150,167
BG Group plc	84,591	1,616,628
BHP Billiton plc	18,494	544,907
BP plc	166,284	1,165,893
British American Tobacco plc	28,555	1,514,650
British Land Co. plc (REIT)	7,967	74,485
British Sky Broadcasting Group plc	9,068	127,718
BT Group plc	68,995	382,447
Bunzl plc	2,778	60,174
Burberry Group plc	26,524	701,635
Capita plc	5,752	92,747
Carnival plc	1,483	50,273
Centrica plc	94,742	567,038
Cobham plc	9,952	46,288
Compass Group plc	15,930	219,207
Croda International plc	1,269	54,544
Diageo plc	134,943	4,292,724
Direct Line Insurance Group plc	7,869	27,160
Domino’s Pizza Group plc	68,427	646,935
easyJet plc	1,515	31,345
G4S plc	13,780	56,730
GKN plc	13,544	74,988
GlaxoSmithKline plc	87,912	2,216,645
Hammerson plc (REIT)	5,664	45,939
Hargreaves Lansdown plc	1,590	25,213
HSBC Holdings plc (Hong Kong Exchange)	121,833	1,325,006
HSBC Holdings plc (London Stock Exchange)	238,113	2,580,411
ICAP plc	5,369	32,534
IMI plc	2,649	62,397
Imperial Tobacco Group plc	23,756	879,548
Inmarsat plc	4,173	47,898
InterContinental Hotels Group plc	67,028	1,955,380
International Consolidated Airlines Group S.A.*	7,315	39,980
Intertek Group plc	1,383	73,997
Intu Properties plc (REIT)	6,621	34,418
Invensys plc	6,044	48,727
Investec plc	5,540	35,911
ITV plc	32,664	92,698
J Sainsbury plc	10,417	66,023
Johnson Matthey plc	1,781	80,962
Kingfisher plc	20,759	129,688
Land Securities Group plc (REIT)	6,850	101,912
Legal & General Group plc	51,758	164,398
Liberty Global plc*	33,250	2,508,047
Lloyds Banking Group plc*	404,757	482,141
London Stock Exchange Group plc	1,368	34,039
Marks & Spencer Group plc	69,217	556,467
Meggitt plc	52,323	465,034
Melrose Industries plc	10,456	50,748
National Grid plc	32,110	379,735
Next plc	1,398	116,782
Old Mutual plc	42,826	130,065
Pearson plc	7,153	145,560
Persimmon plc*	2,911	51,179
Petrofac Ltd.	2,087	47,470
Prudential plc	64,324	1,198,584
Randgold Resources Ltd.	715	51,521
Reckitt Benckiser Group plc	5,663	414,386
Reed Elsevier plc	10,391	140,127
Resolution Ltd.	11,528	59,310
Rexam plc	6,428	50,117
Rightmove plc	7,105	272,489
Rio Tinto plc	21,471	1,050,777
Rio Tinto plc (ADR)	24,419	1,190,670
Rolls-Royce Holdings plc*	112,211	2,020,041
Royal Bank of Scotland Group plc*	18,736	109,164
RSA Insurance Group plc	29,812	58,350
SABMiller plc	8,418	428,393
Sage Group plc	9,401	50,193
Schroders plc	985	41,077
Segro plc (REIT)	7,343	36,851
Serco Group plc	4,631	40,972
Severn Trent plc	1,972	56,283
Smith & Nephew plc	7,913	98,768
Smiths Group plc	3,392	76,823
SSE plc	8,440	201,400
Standard Chartered plc	66,828	1,602,262
Standard Life plc	20,628	115,345
Subsea 7 S.A.	60,673	1,261,236
Tate & Lyle plc	3,699	44,104
Telecity Group plc	142,736	1,917,925

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tesco plc	153,721	$893,404
Travis Perkins plc	1,975	52,756
TUI Travel plc	4,171	24,829
Tullow Oil plc	25,586	424,153
Unilever plc	25,860	1,021,500
United Utilities Group plc	5,754	64,368
Vedanta Resources plc	964	16,886
Vodafone Group plc	748,348	2,616,841
Weir Group plc	1,812	68,349
Whitbread plc	1,538	73,800
William Hill plc	8,291	54,092
WM Morrison Supermarkets plc	19,301	87,490
WPP plc	47,137	969,138

		53,161,950

United States (1.0%)
Carnival Corp.	29,824	973,456
Mastercard, Inc., Class A	3,717	2,500,723

		3,474,179

Total Common Stocks (78.1%) (Cost $215,144,162)		283,263,294

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.2%)
iShares MSCI United Kingdom ETF
(Cost $536,640)	29,657	581,870

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 12/31/49(b)*†	890	—

Spain (0.0%)
Abertis Infraestructuras S.A. expiring 10/9/13*	3,581	3,484
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13*	85,446	11,675

		15,159

United Kingdom (0.0%)
Barclays plc, expiring 10/2/13*	73,570	96,175

Total Rights (0.0%) (Cost $—)		111,334

Total Investments (78.3%) (Cost $215,680,802)		283,956,498
Other Assets Less Liabilities (21.7%)		78,509,879

Net Assets (100%)		$362,466,377

*	Non-income producing.

†	Securities (totaling $64,055 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	12.8%
Consumer Staples	7.1
Energy	6.5
Exchange Traded Funds	0.2
Financials	16.9
Health Care	8.2
Industrials	9.2
Information Technology	7.8
Materials	6.2
Telecommunication Services	2.2
Utilities	1.2
Cash and Other	21.7

100.0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$732,309	$—	$498,682	$363,800	$27,173	$(22,804)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	751	December-13	$29,240,880	$29,250,362	$9,482
FTSE 100 Index	176	December-13	18,724,725	18,319,343	(405,382)
SPI 200 Index	60	December-13	7,332,725	7,308,805	(23,920)
TOPIX Index	153	December-13	18,368,868	18,623,989	255,121

					$(164,699)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	9,000	$12,177,963	$11,974,932	$203,031

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,937,381	$38,588,116	$—	$46,525,497
Consumer Staples	136,891	25,711,790	—	25,848,681
Energy	6,760,779	16,978,678	—	23,739,457
Financials	6,673,411	54,559,434	64,055	61,296,900
Health Care	4,473,806	25,241,701	—	29,715,507
Industrials	3,138,140	30,197,331	—	33,335,471
Information Technology	11,547,250	16,782,772	—	28,330,022
Materials	2,315,784	20,004,339	—	22,320,123
Telecommunication Services	645,150	7,172,391	—	7,817,541
Utilities	—	4,334,095	—	4,334,095
Forward Currency Contracts	—	203,031	—	203,031
Futures	264,603	—	—	264,603
Investment Companies
Exchange Traded Funds (ETFs)	581,870	—	—	581,870
Rights

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Financials	$—	$107,850	$—	$107,850
Industrials	—	3,484	—	3,484

Total Assets	$44,475,065	$239,885,012	$64,055	$284,424,132

Liabilities:
Futures	$(429,302)	$—	$—	$(429,302)

Total Liabilities	$(429,302)	$—	$—	$(429,302)

Total	$44,045,763	$239,885,012	$64,055	$283,994,830

(a)	Securities with a market value of $1,469,828 transferred from Level 2 to Level 1 since the beginning of the period due to the securities no longer valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $51,757 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$144,073,882
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$236,138,065

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,134,792
Aggregate gross unrealized depreciation	(11,232,988)

Net unrealized appreciation	$61,901,804

Federal income tax cost of investments	$222,054,694

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Auto Components (0.8%)
BorgWarner, Inc.	1,814	$183,921
Delphi Automotive plc	53,099	3,102,044
Goodyear Tire & Rubber Co.*	3,773	84,704
Johnson Controls, Inc.	10,597	439,776
Lear Corp.	2,600	186,082
TRW Automotive Holdings Corp.*	5,379	383,576

		4,380,103

Automobiles (0.6%)
Ford Motor Co.	109,595	1,848,867
General Motors Co.*	31,877	1,146,616
Harley-Davidson, Inc.	3,532	226,896

		3,222,379

Distributors (0.0%)
Genuine Parts Co.	2,409	194,864

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	46,484	1,665,522
H&R Block, Inc.	4,175	111,305

		1,776,827

Hotels, Restaurants & Leisure (3.4%)
Carnival Corp.	6,904	225,347
Chipotle Mexican Grill, Inc.*	560	240,072
Darden Restaurants, Inc.	2,007	92,904
International Game Technology	4,094	77,499
Las Vegas Sands Corp.	47,107	3,128,847
Life Time Fitness, Inc.*	56,246	2,894,982
Marriott International, Inc., Class A	3,862	162,436
McDonald’s Corp.	18,144	1,745,634
MGM Resorts International*	110,200	2,252,488
Starbucks Corp.	104,821	8,068,072
Starwood Hotels & Resorts Worldwide, Inc.	3,051	202,739
Wyndham Worldwide Corp.	2,168	132,183
Wynn Resorts Ltd.	1,285	203,043
Yum! Brands, Inc.	7,065	504,370

		19,930,616

Household Durables (1.1%)
D.R. Horton, Inc.	4,255	82,675
Garmin Ltd.	34,115	1,541,657
Harman International Industries, Inc.	1,044	69,144
Leggett & Platt, Inc.	2,168	65,365
Lennar Corp., Class A	2,489	88,110
Newell Rubbermaid, Inc.	4,416	121,440
PulteGroup, Inc.	48,424	798,996
Tupperware Brands Corp.	39,259	3,390,800
Whirlpool Corp.	1,204	176,314

		6,334,501

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	17,169	5,367,716
Expedia, Inc.	1,485	76,908
Netflix, Inc.*	883	273,033
priceline.com, Inc.*	4,917	4,970,841
TripAdvisor, Inc.*	1,646	124,833

		10,813,331

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,766	83,249
Mattel, Inc.	5,218	218,426

		301,675

Media (3.0%)
Cablevision Systems Corp. - New York Group, Class A	3,292	55,437
CBS Corp., Class B	59,252	3,268,340
Comcast Corp., Class A	52,826	2,385,094
DIRECTV*	9,714	580,412
Discovery Communications, Inc., Class A*	3,867	326,452
Gannett Co., Inc.	24,332	651,854
Interpublic Group of Cos., Inc.	6,744	115,862
Liberty Global plc, Class A*	3,399	269,711
Liberty Global plc, Class C*	5,941	448,130
News Corp., Class A*	7,887	126,665
Omnicom Group, Inc.	4,094	259,723
Regal Entertainment Group, Class A	9,072	172,187
Scripps Networks Interactive, Inc., Class A	1,365	106,620
Time Warner Cable, Inc.	4,732	528,091
Time Warner, Inc.	18,973	1,248,613
Twenty-First Century Fox, Inc.	120,409	4,033,702
Viacom, Inc., Class B	15,406	1,287,633
Walt Disney Co.	26,190	1,688,993
Washington Post Co., Class B	80	48,908

		17,602,427

Multiline Retail (0.4%)
Dollar General Corp.*	3,549	200,376
Dollar Tree, Inc.*	3,549	202,861
Family Dollar Stores, Inc.	1,525	109,830
J.C. Penney Co., Inc.*	2,168	19,122
Kohl’s Corp.	3,372	174,501
Macy’s, Inc.	22,078	955,315
Nordstrom, Inc.	2,328	130,834
Target Corp.	10,116	647,222

		2,440,061

Specialty Retail (2.8%)
Abercrombie & Fitch Co., Class A	7,185	254,133
AutoNation, Inc.*	562	29,319
AutoZone, Inc.*	12,915	5,459,558
Bed Bath & Beyond, Inc.*	3,613	279,502
Best Buy Co., Inc.	4,094	153,525
CarMax, Inc.*	3,515	170,372
GameStop Corp., Class A	9,247	459,114
Gap, Inc.	4,576	184,321
Home Depot, Inc.	38,938	2,953,447
L Brands, Inc.	3,693	225,642
Lowe’s Cos., Inc.	24,165	1,150,496
O’Reilly Automotive, Inc.*	1,847	235,659
PetSmart, Inc.	1,614	123,084
Ross Stores, Inc.	3,452	251,306
Staples, Inc.	10,517	154,074
Tiffany & Co.	1,847	141,517
TJX Cos., Inc.	72,744	4,102,034
Urban Outfitters, Inc.*	1,643	60,413

		16,387,516

Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.	4,416	240,805
Fossil Group, Inc.*	880	102,291
NIKE, Inc., Class B	64,099	4,656,151
PVH Corp.	1,233	146,345
Ralph Lauren Corp.	963	158,635
VF Corp.	1,365	271,703

		5,575,930

Total Consumer Discretionary		88,960,230

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (7.3%)
Beverages (1.1%)
Beam, Inc.	2,489	$160,914
Brown-Forman Corp., Class B	2,328	158,607
Coca-Cola Co.	70,572	2,673,267
Coca-Cola Enterprises, Inc.	4,255	171,094
Constellation Brands, Inc., Class A*	2,248	129,035
Dr. Pepper Snapple Group, Inc.	3,211	143,917
Molson Coors Brewing Co., Class B	2,409	120,763
Monster Beverage Corp.*	2,409	125,870
PepsiCo, Inc.	31,466	2,501,547

		6,185,014

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	6,744	776,369
CVS Caremark Corp.	26,493	1,503,478
Koninklijke Ahold N.V.	44,391	768,996
Kroger Co.	38,857	1,567,491
Safeway, Inc.	3,693	118,139
Sysco Corp.	9,072	288,762
Walgreen Co.	126,607	6,811,457
Wal-Mart Stores, Inc.	33,664	2,489,789
Whole Foods Market, Inc.	5,299	309,992

		14,634,473

Food Products (1.5%)
Archer-Daniels-Midland Co.	10,196	375,621
Campbell Soup Co.	2,730	111,138
ConAgra Foods, Inc.	6,262	189,989
General Mills, Inc.	10,035	480,877
Hershey Co.	2,328	215,340
Hormel Foods Corp.	2,007	84,535
J.M. Smucker Co.	1,686	177,097
Kellogg Co.	3,854	226,345
Kraft Foods Group, Inc.	11,801	618,844
McCormick & Co., Inc. (Non-Voting)	2,087	135,029
Mead Johnson Nutrition Co.	3,125	232,063
Mondelez International, Inc., Class A	146,750	4,610,885
Tyson Foods, Inc., Class A	4,416	124,885
Unilever N.V. (N.Y. Shares)	33,906	1,278,934

		8,861,582

Household Products (1.0%)
Clorox Co.	2,007	164,012
Colgate-Palmolive Co.	15,174	899,818
Kimberly-Clark Corp.	8,430	794,275
Procter & Gamble Co.	56,359	4,260,177

		6,118,282

Personal Products (0.1%)
Avon Products, Inc.	6,664	137,278
Estee Lauder Cos., Inc., Class A	3,693	258,141

		395,419

Tobacco (1.1%)
Altria Group, Inc.	31,471	1,081,029
Lorillard, Inc.	6,021	269,621
Philip Morris International, Inc.	53,831	4,661,226
Reynolds American, Inc.	5,058	246,729

		6,258,605

Total Consumer Staples		42,453,375

Energy (8.3%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	6,794	333,585
Cameron International Corp.*	3,773	220,230
Diamond Offshore Drilling, Inc.	1,044	65,062
Dresser-Rand Group, Inc.*	54,100	3,375,840
Ensco plc, Class A	3,621	194,629
FMC Technologies, Inc.*	3,693	204,666
Frank’s International N.V.*	55,788	1,669,735
Halliburton Co.	33,371	1,606,814
Helix Energy Solutions Group, Inc.*	12,400	314,588
Helmerich & Payne, Inc.	1,600	110,320
Nabors Industries Ltd.	4,496	72,206
National Oilwell Varco, Inc.	6,583	514,198
Noble Corp.	3,848	145,339
Rowan Cos., plc, Class A*	1,927	70,759
Schlumberger Ltd.	20,539	1,814,826

		10,712,797

Oil, Gas & Consumable Fuels (6.5%)
Anadarko Petroleum Corp.	49,411	4,594,729
Apache Corp.	6,102	519,524
Bankers Petroleum Ltd.*	266,381	1,000,820
Cabot Oil & Gas Corp.	6,422	239,669
Chesapeake Energy Corp.	8,028	207,765
Chevron Corp.	66,808	8,117,172
ConocoPhillips Co.	18,786	1,305,815
CONSOL Energy, Inc.	3,452	116,160
Denbury Resources, Inc.*	6,025	110,920
Devon Energy Corp.	5,861	338,531
EOG Resources, Inc.	4,175	706,744
EQT Corp.	2,328	206,540
Exxon Mobil Corp.#	78,086	6,718,519
Hess Corp.	4,576	353,908
HollyFrontier Corp.	26,100	1,099,071
INPEX Corp.	133,600	1,573,923
Kinder Morgan, Inc.	8,831	314,119
Marathon Oil Corp.	10,919	380,855
Marathon Petroleum Corp.	16,859	1,084,371
Murphy Oil Corp.	2,890	174,325
Newfield Exploration Co.*	2,087	57,121
Noble Energy, Inc.	5,459	365,808
Occidental Petroleum Corp.	23,605	2,208,012
Pacific Rubiales Energy Corp.	34,121	673,774
Peabody Energy Corp.	4,094	70,621
Phillips 66	12,604	728,763
Pioneer Natural Resources Co.	1,927	363,818
QEP Resources, Inc.	2,687	74,403
Range Resources Corp.	2,489	188,890
Royal Dutch Shell plc (ADR), Class A	7,226	474,604
Southwestern Energy Co.*	5,379	195,688
Spectra Energy Corp.	10,116	346,271
Tesoro Corp.	2,168	95,349
Total S.A.	17,322	1,005,204
Valero Energy Corp.	29,510	1,007,767
Williams Cos., Inc.	9,634	350,292
WPX Energy, Inc.*	3,051	58,762

		37,428,627

Total Energy		48,141,424

Financials (12.7%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	3,292	299,835
Bank of New York Mellon Corp.	18,305	552,628
BlackRock, Inc.	1,977	535,016
Blackstone Group LP	12,332	306,943
Charles Schwab Corp.	16,940	358,112
E*TRADE Financial Corp.*	16,502	272,283
Franklin Resources, Inc.	6,504	328,777
Goldman Sachs Group, Inc.	9,030	1,428,636
Invesco Ltd.	6,824	217,686

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Legg Mason, Inc.	1,847	$61,764
Morgan Stanley	21,355	575,517
Northern Trust Corp.	3,372	183,403
State Street Corp.	9,554	628,176
T. Rowe Price Group, Inc.	3,934	282,973

		6,031,749

Commercial Banks (1.9%)
BB&T Corp.	10,758	363,082
CIT Group, Inc.*	21,355	1,041,483
Comerica, Inc.	2,970	116,751
Fifth Third Bancorp	14,210	256,348
First Republic Bank/California	34,300	1,599,409
Huntington Bancshares, Inc./Ohio	13,247	109,420
KeyCorp	14,612	166,577
M&T Bank Corp.	1,847	206,716
PNC Financial Services Group, Inc.	8,239	596,916
Regions Financial Corp.	21,837	202,211
SunTrust Banks, Inc.	8,269	268,081
U.S. Bancorp/Minnesota	37,894	1,386,163
Wells Fargo & Co.	106,938	4,418,678
Zions Bancorp	2,810	77,050

		10,808,885

Consumer Finance (1.0%)
American Express Co.	35,157	2,655,057
Capital One Financial Corp.	26,592	1,827,934
Discover Financial Services	19,848	1,003,118
SLM Corp.	7,226	179,927

		5,666,036

Diversified Financial Services (3.5%)
Bank of America Corp.	262,579	3,623,590
Citigroup, Inc.	141,163	6,847,817
CME Group, Inc./Illinois	4,737	349,970
IntercontinentalExchange, Inc.*	1,124	203,916
JPMorgan Chase & Co.	160,530	8,297,796
Leucadia National Corp.	3,051	83,109
McGraw Hill Financial, Inc.	5,535	363,041
Moody’s Corp.	2,970	208,880
NASDAQ OMX Group, Inc.	1,766	56,671
NYSE Euronext	3,773	158,390

		20,193,180

Insurance (4.5%)
ACE Ltd.	5,271	493,155
Aflac, Inc.	7,226	447,940
Allstate Corp.	7,466	377,406
American Financial Group, Inc.	9,800	529,788
American International Group, Inc.	42,870	2,084,768
Aon plc	15,578	1,159,626
Assurant, Inc.	1,204	65,136
Berkshire Hathaway, Inc., Class B*	28,454	3,229,814
Chubb Corp.	13,394	1,195,548
Cincinnati Financial Corp.	2,248	106,016
Everest Reinsurance Group Ltd.	3,854	560,410
Fidelity National Financial, Inc., Class A	6,500	172,900
Genworth Financial, Inc., Class A*	53,147	679,750
Hartford Financial Services Group, Inc.	157,271	4,894,274
Lincoln National Corp.	17,955	753,931
Loews Corp.	4,817	225,147
Marsh & McLennan Cos., Inc.	8,430	367,127
MetLife, Inc.	125,314	5,883,492
PartnerReinsurance Ltd.	6,904	631,992
Principal Financial Group, Inc.	4,255	182,199
Progressive Corp.	8,671	236,111
Prudential Financial, Inc.	7,226	563,484
Torchmark Corp.	1,445	104,546
Travelers Cos., Inc.	7,948	673,752
Unum Group	4,335	131,957
XL Group plc	4,737	145,994

		25,896,263

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	6,102	452,341
Apartment Investment & Management Co. (REIT), Class A	2,248	62,809
AvalonBay Communities, Inc. (REIT)	1,525	193,812
Boston Properties, Inc. (REIT)	2,328	248,863
Equity Residential (REIT)	4,656	249,422
HCP, Inc. (REIT)	6,664	272,891
Health Care REIT, Inc. (REIT)	3,532	220,326
Host Hotels & Resorts, Inc. (REIT)	11,126	196,596
Kimco Realty Corp. (REIT)	6,262	126,367
Macerich Co. (REIT)	2,152	121,459
Plum Creek Timber Co., Inc. (REIT)	2,489	116,560
Prologis, Inc. (REIT)	7,103	267,215
Public Storage (REIT)	2,248	360,916
Simon Property Group, Inc. (REIT)	4,744	703,203
Ventas, Inc. (REIT)	4,583	281,855
Vornado Realty Trust (REIT)	2,624	220,574
Weyerhaeuser Co. (REIT)	8,287	237,257

		4,332,466

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,656	107,693

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,306	66,119
People’s United Financial, Inc.	5,379	77,350

		143,469

Total Financials		73,179,741

Health Care (13.7%)
Biotechnology (4.1%)
Alexion Pharmaceuticals, Inc.*	3,035	352,546
Amgen, Inc.	11,926	1,334,996
Biogen Idec, Inc.*	3,693	889,127
Celgene Corp.*	32,758	5,042,439
Gilead Sciences, Inc.*	171,651	10,786,549
Regeneron Pharmaceuticals, Inc.*	1,187	371,377
Seattle Genetics, Inc.*	68,592	3,006,387
Vertex Pharmaceuticals, Inc.*	20,969	1,589,869

		23,373,290

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	24,326	807,380
Baxter International, Inc.	10,999	722,524
Becton, Dickinson and Co.	3,131	313,163
Boston Scientific Corp.*	21,917	257,305
C.R. Bard, Inc.	1,204	138,701
CareFusion Corp.*	3,412	125,903
Covidien plc	9,695	590,813
DENTSPLY International, Inc.	2,168	94,113
Edwards Lifesciences Corp.*	1,797	125,125
Intuitive Surgical, Inc.*	3,442	1,295,121
Medtronic, Inc.	32,816	1,747,452
St. Jude Medical, Inc.	4,817	258,384
Stryker Corp.	4,496	303,885
Varian Medical Systems, Inc.*	1,686	125,995

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Holdings, Inc.	2,730	$224,242

		7,130,106

Health Care Providers & Services (2.3%)
Aetna, Inc.	15,349	982,643
AmerisourceBergen Corp.	3,854	235,479
Cardinal Health, Inc.	5,299	276,343
Cigna Corp.	4,416	339,414
DaVita HealthCare Partners, Inc.*	2,730	155,337
Express Scripts Holding Co.*	106,913	6,605,085
Health Net, Inc.*	7,788	246,880
Humana, Inc.	2,489	232,298
Laboratory Corp. of America Holdings*	1,525	151,189
McKesson Corp.	5,138	659,206
Patterson Cos., Inc.	1,285	51,657
Quest Diagnostics, Inc.	2,489	153,795
Tenet Healthcare Corp.*	1,606	66,151
UnitedHealth Group, Inc.	15,976	1,144,041
WellPoint, Inc.	19,910	1,664,675

		12,964,193

Health Care Technology (0.0%)
Cerner Corp.*	4,512	237,106

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	5,379	275,674
Life Technologies Corp.*	2,730	204,286
PerkinElmer, Inc.	1,766	66,666
Thermo Fisher Scientific, Inc.	60,078	5,536,188
Waters Corp.*	1,365	144,976

		6,227,790

Pharmaceuticals (5.0%)
AbbVie, Inc.	24,326	1,088,102
Actavis, Inc.*	2,717	391,248
Allergan, Inc.	20,617	1,864,808
Bristol-Myers Squibb Co.	56,422	2,611,210
Eli Lilly and Co.	15,816	796,019
Forest Laboratories, Inc.*	3,613	154,600
Hospira, Inc.*	2,489	97,619
Johnson & Johnson	59,011	5,115,664
Merck & Co., Inc.	61,369	2,921,778
Mylan, Inc.*	6,262	239,021
Perrigo Co.	1,341	165,453
Pfizer, Inc.	180,424	5,179,973
Roche Holding AG	6,503	1,753,836
Roche Holding AG (ADR)	7,065	477,099
Valeant Pharmaceuticals International, Inc.*	28,995	3,025,048
Zoetis, Inc.	100,142	3,116,419

		28,997,897

Total Health Care		78,930,382

Industrials (8.0%)
Aerospace & Defense (1.8%)
Boeing Co.	35,661	4,190,168
General Dynamics Corp.	5,138	449,678
Honeywell International, Inc.	12,123	1,006,694
L-3 Communications Holdings, Inc.	1,525	144,113
Lockheed Martin Corp.	4,175	532,521
Northrop Grumman Corp.	5,139	489,541
Precision Castparts Corp.	7,788	1,769,745
Raytheon Co.	5,138	395,986
Rockwell Collins, Inc.	2,168	147,120
Textron, Inc.	4,335	119,689
United Technologies Corp.	13,006	1,402,307

		10,647,562

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,489	148,245
Expeditors International of Washington, Inc.	3,211	141,477
FedEx Corp.	4,496	513,038
United Parcel Service, Inc., Class B	11,159	1,019,598

		1,822,358

Airlines (0.2%)
Delta Air Lines, Inc.	31,531	743,816
Southwest Airlines Co.	11,481	167,164

		910,980

Building Products (0.0%)
Masco Corp.	5,459	116,167

Commercial Services & Supplies (1.6%)
ADT Corp.*	84,875	3,451,017
Cintas Corp.	1,646	84,275
Covanta Holding Corp.	85,500	1,827,990
Iron Mountain, Inc.	2,491	67,307
Pitney Bowes, Inc.	3,091	56,225
Republic Services, Inc.	89,436	2,983,585
Stericycle, Inc.*	1,325	152,905
Tyco International Ltd.	7,161	250,492
Waste Management, Inc.	6,744	278,123

		9,151,919

Construction & Engineering (0.1%)
Fluor Corp.	2,569	182,296
Jacobs Engineering Group, Inc.*	2,007	116,767
Quanta Services, Inc.*	3,292	90,563

		389,626

Electrical Equipment (0.3%)
AMETEK, Inc.	3,687	169,676
Eaton Corp. plc	7,146	491,930
Emerson Electric Co.	11,240	727,228
Rockwell Automation, Inc.	2,168	231,846
Roper Industries, Inc.	1,525	202,627

		1,823,307

Industrial Conglomerates (1.2%)
3M Co.	11,275	1,346,348
Danaher Corp.	9,072	628,871
General Electric Co.	215,642	5,151,687

		7,126,906

Machinery (0.9%)
Caterpillar, Inc.	10,116	843,371
Cummins, Inc.	2,730	362,735
Deere & Co.	6,102	496,642
Dover Corp.	2,810	252,422
Flowserve Corp.	2,409	150,297
Illinois Tool Works, Inc.	18,634	1,421,215
Ingersoll-Rand plc	5,781	375,418
Joy Global, Inc.	1,615	82,430
PACCAR, Inc.	5,459	303,848
Pall Corp.	1,766	136,053
Parker Hannifin Corp.	3,091	336,054
Pentair Ltd. (Registered)	3,249	210,990
Snap-on, Inc.	883	87,858
Stanley Black & Decker, Inc.	2,631	238,290
Xylem, Inc.	2,810	78,483

		5,376,106

Professional Services (0.5%)
Dun & Bradstreet Corp.	723	75,084

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Equifax, Inc.	1,847	$110,543
Nielsen Holdings N.V.	66,174	2,412,042
Robert Half International, Inc.	2,128	83,056

		2,680,725

Road & Rail (1.0%)
CSX Corp.	16,057	413,307
Kansas City Southern	1,710	187,006
Norfolk Southern Corp.	4,978	385,048
Ryder System, Inc.	803	47,939
Union Pacific Corp.	29,487	4,580,511

		5,613,811

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,175	209,794
W.W. Grainger, Inc.	963	252,026

		461,820

Total Industrials		46,121,287

Information Technology (17.4%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	115,127	2,696,274
F5 Networks, Inc.*	1,204	103,255
Harris Corp.	9,473	561,749
JDS Uniphase Corp.*	3,532	51,956
Juniper Networks, Inc.*	8,109	161,045
Motorola Solutions, Inc.	4,392	260,797
QUALCOMM, Inc.	52,958	3,567,251

		7,402,327

Computers & Peripherals (3.4%)
Apple, Inc.	33,086	15,773,751
Dell, Inc.	22,560	310,651
EMC Corp.	32,515	831,083
Hewlett-Packard Co.	77,524	1,626,454
NetApp, Inc.	5,620	239,524
SanDisk Corp.	3,693	219,770
Seagate Technology plc	5,419	237,027
Western Digital Corp.	3,452	218,857

		19,457,117

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	38,689	2,993,755
Arrow Electronics, Inc.*	8,189	397,412
CDW Corp.*	71,800	1,639,194
Corning, Inc.	23,041	336,168
FLIR Systems, Inc.	2,328	73,099
Jabil Circuit, Inc.	2,890	62,655
Molex, Inc.	2,087	80,391
TE Connectivity Ltd.	67,302	3,484,898

		9,067,572

Internet Software & Services (4.0%)
Akamai Technologies, Inc.*	2,730	141,141
eBay, Inc.*	41,943	2,340,000
Facebook, Inc., Class A*	35,300	1,773,472
Gogo, Inc.*	93,400	1,659,718
Google, Inc., Class A*	14,150	12,394,127
VeriSign, Inc.*	80,124	4,077,510
Yahoo!, Inc.*	16,137	535,103

		22,921,071

IT Services (2.3%)
Accenture plc, Class A	28,678	2,111,848
Amdocs Ltd.	9,072	332,398
Automatic Data Processing, Inc.	7,466	540,389
Cognizant Technology Solutions Corp., Class A*	4,656	382,351
Computer Sciences Corp.	2,328	120,451
Fidelity National Information Services, Inc.	3,854	178,980
Fiserv, Inc.*	2,087	210,891
International Business Machines Corp.	20,051	3,713,044
Mastercard, Inc., Class A	5,554	3,736,620
Paychex, Inc.	4,978	202,306
Teradata Corp.*	2,649	146,861
Total System Services, Inc.	2,489	73,226
Visa, Inc., Class A	8,093	1,546,572
Western Union Co.	9,313	173,781

		13,469,718

Office Electronics (0.1%)
Xerox Corp.	71,915	740,005

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	4,897	181,973
Analog Devices, Inc.	4,576	215,301
Applied Materials, Inc.	56,307	987,625
ARM Holdings plc (ADR)	33,139	1,594,649
Broadcom Corp., Class A	7,948	206,727
First Solar, Inc.*	883	35,505
Intel Corp.	77,522	1,776,804
KLA-Tencor Corp.	2,569	156,324
Lam Research Corp.*	2,812	143,946
Linear Technology Corp.	3,532	140,079
LSI Corp.	8,590	67,174
Microchip Technology, Inc.	2,970	119,661
Micron Technology, Inc.*	30,236	528,223
NVIDIA Corp.	9,554	148,660
Teradyne, Inc.*	2,890	47,743
Texas Instruments, Inc.	17,582	708,027
Xilinx, Inc.	4,014	188,096

		7,246,517

Software (3.5%)
Activision Blizzard, Inc.	194,206	3,237,414
Adobe Systems, Inc.*	7,547	391,991
Autodesk, Inc.*	3,452	142,119
CA, Inc.	5,299	157,221
Citrix Systems, Inc.*	2,890	204,063
Electronic Arts, Inc.*	25,097	641,228
Intuit, Inc.	37,799	2,506,452
Microsoft Corp.	218,192	7,267,976
Oracle Corp.	85,662	2,841,409
Red Hat, Inc.*	2,970	137,036
Salesforce.com, Inc.*	8,028	416,733
Symantec Corp.	30,026	743,143
VMware, Inc., Class A*	20,599	1,666,459

		20,353,244

Total Information Technology		100,657,571

Materials (3.5%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	3,292	350,828
Airgas, Inc.	1,124	119,200
CF Industries Holdings, Inc.	963	203,029
Dow Chemical Co.	18,546	712,166
E.I. du Pont de Nemours & Co.	51,936	3,041,372
Eastman Chemical Co.	2,328	181,351
Ecolab, Inc.	4,062	401,163
FMC Corp.	2,087	149,680
Huntsman Corp.	16,400	338,004
International Flavors & Fragrances, Inc.	1,285	105,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	86,088	$6,304,224
Monsanto Co.	8,269	863,036
Mosaic Co.	4,255	183,050
PPG Industries, Inc.	2,409	402,448
Praxair, Inc.	4,656	559,698
Sherwin-Williams Co.	1,365	248,676
Sigma-Aldrich Corp.	1,847	157,549
Syngenta AG (ADR)	11,680	949,584

		15,270,814

Construction Materials (0.0%)
Vulcan Materials Co.	2,007	103,983

Containers & Packaging (0.2%)
Avery Dennison Corp.	1,566	68,152
Ball Corp.	2,409	108,116
Bemis Co., Inc.	1,525	59,490
MeadWestvaco Corp.	2,649	101,669
Owens-Illinois, Inc.*	2,489	74,720
Rock-Tenn Co., Class A	4,450	450,652
Sealed Air Corp.	2,649	72,026

		934,825

Metals & Mining (0.2%)
Alcoa, Inc.	16,458	133,639
Allegheny Technologies, Inc.	1,606	49,015
Cliffs Natural Resources, Inc.	2,168	44,444
Freeport-McMoRan Copper & Gold, Inc.	14,692	486,011
Newmont Mining Corp.	7,707	216,567
Nucor Corp.	4,897	240,051
United States Steel Corp.	2,168	44,639

		1,214,366

Paper & Forest Products (0.5%)
International Paper Co.	6,744	302,131
Schweitzer-Mauduit International, Inc.	38,245	2,314,970

		2,617,101

Total Materials		20,141,089

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	110,747	3,745,463
CenturyLink, Inc.	9,641	302,535
Frontier Communications Corp.	15,419	64,297
Level 3 Communications, Inc.*	139,939	3,734,972
Verizon Communications, Inc.	44,156	2,060,319
Windstream Holdings, Inc.	9,072	72,576

		9,980,162

Wireless Telecommunication Services (1.0%)
China Mobile Ltd.	203,999	2,279,106
Crown Castle International Corp.*	4,536	331,264
Softbank Corp.	22,606	1,561,572
Sprint Corp.*	113,838	706,934
Vodafone Group plc (ADR)	22,560	793,661

		5,672,537

Total Telecommunication Services		15,652,699

Utilities (2.1%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	17,903	776,095
Duke Energy Corp.	10,952	731,375
Edison International	20,558	946,901
Entergy Corp.	2,730	172,509
Exelon Corp.	128,080	3,796,291
FirstEnergy Corp.	6,423	234,118
NextEra Energy, Inc.	6,583	527,693
Northeast Utilities	4,833	199,361
Pepco Holdings, Inc.	3,532	65,201
Pinnacle West Capital Corp.	1,686	92,292
PPL Corp.	8,992	273,177
Southern Co.	13,568	558,730
Xcel Energy, Inc.	7,547	208,373

		8,582,116

Gas Utilities (0.1%)
AGL Resources, Inc.	1,830	84,235
Atmos Energy Corp.	9,795	417,169
ONEOK, Inc.	3,173	169,184

		670,588

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	9,554	126,973
NRG Energy, Inc.	3,475	94,972

		221,945

Multi-Utilities (0.5%)
Ameren Corp.	3,693	128,664
CenterPoint Energy, Inc.	6,583	157,795
CMS Energy Corp.	4,094	107,754
Consolidated Edison, Inc.	4,496	247,909
Dominion Resources, Inc.	8,911	556,759
DTE Energy Co.	2,649	174,781
Integrys Energy Group, Inc.	1,204	67,292
NiSource, Inc.	4,416	136,410
PG&E Corp.	6,583	269,376
Public Service Enterprise Group, Inc.	7,788	256,459
SCANA Corp.	2,007	92,402
Sempra Energy	4,656	398,554
TECO Energy, Inc.	3,131	51,787
Wisconsin Energy Corp.	3,532	142,622

		2,788,564

Total Utilities		12,263,213

Total Common Stocks (91.1%) (Cost $350,973,017)		526,501,011

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc.
6.500%, 10/1/16	$445,000	$671,394

Total Telecommunication Services		671,394

Total Convertible Bonds		671,394

Total Long-Term Debt Securities (0.1%) (Cost $445,000)		671,394

SHORT-TERM INVESTMENT:
Commercial Paper (0.5%)
Societe Generale North America, Inc.
0.01%, 10/1/13(p)	3,100,000	3,099,999

Total Commercial Paper		3,099,999

Total Short-Term Investments (0.5%) (Cost $3,100,000)		3,099,999

Total Investments (91.7%) (Cost $354,518,017)		530,272,404
Other Assets Less Liabilities (8.3%)		47,965,550

Net Assets (100%)		$578,237,954

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,441,600.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	501	December-13	$42,134,882	$41,941,215	$(193,667)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$88,960,230	$—	$—	$88,960,230
Consumer Staples	41,684,379	768,996	—	42,453,375
Energy	45,562,297	2,579,127	—	48,141,424
Financials	73,179,741	—	—	73,179,741
Health Care	77,176,546	1,753,836	—	78,930,382
Industrials	46,121,287	—	—	46,121,287
Information Technology	100,657,571	—	—	100,657,571
Materials	20,141,089	—	—	20,141,089
Telecommunication Services	11,812,021	3,840,678	—	15,652,699
Utilities	12,263,213	—	—	12,263,213
Convertible Bonds
Telecommunication Services	—	671,394	—	671,394
Short-Term Investments	—	3,099,999	—	3,099,999

Total Assets	$517,558,374	$12,714,030	$—	$530,272,404

Liabilities:
Futures	$(193,667)	$—	$—	$(193,667)

Total Liabilities	$(193,667)	$—	$—	$(193,667)

Total	$517,364,707	$12,714,030	$—	$530,078,737

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$152,164,632
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$186,006,432

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,122,172
Aggregate gross unrealized depreciation	(4,384,898)

Net unrealized appreciation	$173,737,274

Federal income tax cost of investments	$356,535,130

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (1.4%)
Allison Transmission Holdings, Inc.	983	$24,624
Delphi Automotive plc	15,704	917,428
Gentex Corp.	2,097	53,662
Johnson Controls, Inc.	159,553	6,621,449
Lear Corp.	8,017	573,777
TRW Automotive Holdings Corp.*	16,577	1,182,106

		9,373,046

Automobiles (1.3%)
Ford Motor Co.	366,717	6,186,516
General Motors Co.*	70,610	2,539,842

		8,726,358

Distributors (0.0%)
Genuine Parts Co.	328	26,532

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	3,342	69,547
DeVry, Inc.	2,162	66,071
Service Corp. International	1,572	29,271
Weight Watchers International, Inc.	393	14,686

		179,575

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	14,414	470,473
Choice Hotels International, Inc.	917	39,605
Darden Restaurants, Inc.	1,572	72,768
Hyatt Hotels Corp., Class A*	1,507	64,741
Marriott International, Inc., Class A	917	38,569
McDonald’s Corp.	50,359	4,845,039
MGM Resorts International*	12,842	262,491
Norwegian Cruise Line Holdings Ltd.*	59	1,820
Penn National Gaming, Inc.*	2,359	130,594
Royal Caribbean Cruises Ltd.	5,635	215,708
Starwood Hotels & Resorts Worldwide, Inc.	3,866	256,896
Wendy’s Co.	9,763	82,790

		6,481,494

Household Durables (0.5%)
D.R. Horton, Inc.	9,697	188,413
Garmin Ltd.	4,193	189,482
Harman International Industries, Inc.	2,359	156,237
Leggett & Platt, Inc.	4,914	148,157
Lennar Corp., Class A	5,700	201,780
Mohawk Industries, Inc.*	2,097	273,134
Newell Rubbermaid, Inc.	4,193	115,307
NVR, Inc.*	66	60,667
PulteGroup, Inc.	71,000	1,171,500
Taylor Morrison Home Corp., Class A*	131	2,967
Toll Brothers, Inc.*	5,831	189,099
Whirlpool Corp.	2,555	374,154

		3,070,897

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp., Class A*	16,773	393,662

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	13,706	646,101

Media (4.4%)
CBS Corp., Class B	1,769	97,578
Comcast Corp., Class A	34,070	1,489,862
DreamWorks Animation SKG, Inc., Class A*	2,490	70,865
Gannett Co., Inc.	44,160	1,183,046
Interpublic Group of Cos., Inc.	8,059	138,454
John Wiley & Sons, Inc., Class A	1,572	74,969
Liberty Global plc*	10,352	780,851
Liberty Global plc, Class A*	7,972	632,578
Liberty Media Corp., Class A*	3,486	512,965
News Corp., Class A*	4,472	71,820
Omnicom Group, Inc.	22,143	1,404,752
Regal Entertainment Group, Class A	18,608	353,180
Sirius XM Radio, Inc.	56,282	217,811
Starz, Class A*	406	11,421
Thomson Reuters Corp.	12,907	451,874
Time Warner, Inc.	138,591	9,120,674
Twenty-First Century Fox, Inc.	24,920	834,820
Viacom, Inc., Class B	87,848	7,342,336
Walt Disney Co.	76,328	4,922,393
Washington Post Co., Class B	197	120,436

		29,832,685

Multiline Retail (0.6%)
Big Lots, Inc.*	1,441	53,447
Dillard’s, Inc., Class A	328	25,682
J.C. Penney Co., Inc.*	5,897	52,011
Kohl’s Corp.	13,885	718,549
Macy’s, Inc.	26,928	1,165,175
Sears Holdings Corp.*	1,507	89,877
Target Corp.	31,710	2,028,806

		4,133,547

Specialty Retail (0.9%)
Aaron’s, Inc.	2,228	61,716
Abercrombie & Fitch Co., Class A	22,212	785,638
Advance Auto Parts, Inc.	7,942	656,645
American Eagle Outfitters, Inc.	2,359	33,002
Ascena Retail Group, Inc.*	3,735	74,439
Best Buy Co., Inc.	6,880	258,000
Chico’s FAS, Inc.	328	5,465
CST Brands, Inc.	2,082	62,044
DSW, Inc., Class A	131	11,177
Foot Locker, Inc.	4,586	155,649
GameStop Corp., Class A	17,428	865,300
Guess?, Inc.	2,031	60,625
Lowe’s Cos., Inc.	10,025	477,290
Murphy USA, Inc.*	1,654	66,805
Signet Jewelers Ltd.	2,555	183,066
Staples, Inc.	52,856	774,340
TJX Cos., Inc.	33,088	1,865,832

		6,397,033

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	655	43,178
PVH Corp.	328	38,930

		82,108

Total Consumer Discretionary		69,343,038

Consumer Staples (6.3%)
Beverages (0.6%)
Beam, Inc.	5,569	360,036
Coca-Cola Enterprises, Inc.	11,391	458,032
Constellation Brands, Inc., Class A*	328	18,827
Diageo plc	64,536	2,052,980
Dr. Pepper Snapple Group, Inc.	12,474	559,085
Molson Coors Brewing Co., Class B	4,849	243,080

		3,692,040

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.8%)
CVS Caremark Corp.	134,560	$7,636,280
Kroger Co.	45,864	1,850,154
Safeway, Inc.	7,666	245,235
Sprouts Farmers Market, Inc.*	206	9,144
Sysco Corp.	13,432	427,541
Walgreen Co.	8,059	433,574
Wal-Mart Stores, Inc.	18,798	1,390,300

		11,992,228

Food Products (1.4%)
Archer-Daniels-Midland Co.	21,032	774,819
Bunge Ltd.	5,111	387,976
Campbell Soup Co.	2,031	82,682
ConAgra Foods, Inc.	1,048	31,796
Danone S.A.	15,176	1,142,336
Dean Foods Co.*	3,210	61,953
General Mills, Inc.	37,015	1,773,759
Ingredion, Inc.	2,359	156,095
J.M. Smucker Co.	4,104	431,084
Kellogg Co.	7,196	422,621
Mondelez International, Inc., Class A	61,655	1,937,200
Nestle S.A. (Registered)	28,464	1,990,765
Pinnacle Foods, Inc.	459	12,150
Tyson Foods, Inc., Class A	9,631	272,365

		9,477,601

Household Products (1.4%)
Clorox Co.	786	64,232
Energizer Holdings, Inc.	2,162	197,066
Kimberly-Clark Corp.	2,228	209,922
Procter & Gamble Co.	117,479	8,880,238

		9,351,458

Personal Products (0.0%)
Coty, Inc., Class A*	648	10,504

Tobacco (1.1%)
Altria Group, Inc.	16,372	562,378
Lorillard, Inc.	31,136	1,394,270
Philip Morris International, Inc.	65,020	5,630,082
Reynolds American, Inc.	2,621	127,853

		7,714,583

Total Consumer Staples		42,238,414

Energy (12.2%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	1,638	90,156
Baker Hughes, Inc.	14,278	701,050
Cameron International Corp.*	3,210	187,368
Diamond Offshore Drilling, Inc.	2,359	147,013
Frank’s International N.V.*	662	19,814
Halliburton Co.	85,342	4,109,217
Helix Energy Solutions Group, Inc.*	10,449	265,091
Helmerich & Payne, Inc.	3,276	225,880
McDermott International, Inc.*	8,125	60,369
Nabors Industries Ltd.	28,240	453,534
National Oilwell Varco, Inc.	14,808	1,156,653
Oil States International, Inc.*	1,900	196,574
Patterson-UTI Energy, Inc.	5,045	107,862
Rowan Cos., plc, Class A*	4,259	156,390
RPC, Inc.	393	6,080
Superior Energy Services, Inc.*	5,504	137,820
Tidewater, Inc.	1,704	101,030
Unit Corp.*	1,704	79,219

		8,201,120

Oil, Gas & Consumable Fuels (11.0%)
Anadarko Petroleum Corp.	16,380	1,523,176
Apache Corp.	21,155	1,801,137
Chesapeake Energy Corp.	19,984	517,186
Chevron Corp.	109,765	13,336,447
Cimarex Energy Co.	3,014	290,550
Cobalt International Energy, Inc.*	786	19,540
ConocoPhillips Co.	42,251	2,936,867
CONSOL Energy, Inc.	7,862	264,556
Denbury Resources, Inc.*	12,878	237,084
Devon Energy Corp.	14,021	809,853
Encana Corp.	91,401	1,583,979
Energen Corp.	2,490	190,211
EOG Resources, Inc.	4,011	678,982
EQT Corp.	459	40,722
Exxon Mobil Corp.	282,710	24,324,368
Golar LNG Ltd.	1,507	56,769
Gulfport Energy Corp.*	524	33,714
Hess Corp.	10,614	820,887
HollyFrontier Corp.	10,090	424,890
Kinder Morgan, Inc.	1,900	67,583
Laredo Petroleum Holdings, Inc.*	131	3,888
Marathon Oil Corp.	128,680	4,488,358
Marathon Petroleum Corp.	32,531	2,092,394
Murphy Oil Corp.	6,618	399,198
Newfield Exploration Co.*	4,652	127,325
Noble Energy, Inc.	10,811	724,445
Occidental Petroleum Corp.	70,408	6,585,964
PBF Energy, Inc.	780	17,511
Peabody Energy Corp.	9,304	160,494
Phillips 66	30,494	1,763,163
Pioneer Natural Resources Co.	1,245	235,056
QEP Resources, Inc.	5,569	154,206
Royal Dutch Shell plc (ADR), Class A	14,414	946,712
SandRidge Energy, Inc.*	17,035	99,825
Southwestern Energy Co.*	59,558	2,166,720
Spectra Energy Corp.	23,129	791,706
Teekay Corp.	1,310	56,002
Tesoro Corp.	4,717	207,454
Ultra Petroleum Corp.*	5,242	107,828
Valero Energy Corp.	59,296	2,024,958
Whiting Petroleum Corp.*	3,735	223,540
Williams Cos., Inc.	10,614	385,925
World Fuel Services Corp.	2,031	75,777
WPX Energy, Inc.*	6,857	132,066

		73,929,016

Total Energy		82,130,136

Financials (24.4%)
Capital Markets (2.9%)
American Capital Ltd.*	10,418	143,248
Ameriprise Financial, Inc.	4,783	435,636
Ares Capital Corp.	9,238	159,725
Artisan Partners Asset Management, Inc.	262	13,718
Bank of New York Mellon Corp.	97,090	2,931,147
BlackRock, Inc.	6,976	1,887,845
Charles Schwab Corp.	32,760	692,546
E*TRADE Financial Corp.*	32,894	542,751
Federated Investors, Inc., Class B	786	21,348
Franklin Resources, Inc.	21,947	1,109,421
Goldman Sachs Group, Inc.	38,215	6,045,995
Invesco Ltd.	15,332	489,091
Legg Mason, Inc.	3,800	127,072

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LPL Financial Holdings, Inc.	414	$15,860
Morgan Stanley	52,570	1,416,762
Northern Trust Corp.	8,256	449,044
Raymond James Financial, Inc.	4,193	174,722
SEI Investments Co.	262	8,098
State Street Corp.	41,052	2,699,169
TD Ameritrade Holding Corp.	7,993	209,257

		19,572,455

Commercial Banks (5.1%)
Associated Banc-Corp.	5,766	89,315
Bank of Hawaii Corp.	1,572	85,595
BankUnited, Inc.	2,228	69,491
BB&T Corp.	115,610	3,901,838
BOK Financial Corp.	917	58,092
CapitalSource, Inc.	6,749	80,178
CIT Group, Inc.*	45,078	2,198,454
City National Corp./California	1,638	109,189
Comerica, Inc.	6,421	252,410
Commerce Bancshares, Inc./Missouri	2,638	115,571
Cullen/Frost Bankers, Inc.	1,835	129,459
East West Bancorp, Inc.	4,652	148,631
Fifth Third BanCorp	30,205	544,898
First Citizens BancShares, Inc./North Carolina, Class A	262	53,867
First Horizon National Corp.	8,281	91,008
First Niagara Financial Group, Inc.	12,187	126,379
First Republic Bank/California	3,997	186,380
Fulton Financial Corp.	6,683	78,058
Huntington Bancshares, Inc./Ohio	28,960	239,210
KeyCorp	48,812	556,457
M&T Bank Corp.	4,499	503,528
PNC Financial Services Group, Inc.	81,978	5,939,306
Popular, Inc.*	3,551	93,143
Regions Financial Corp.	73,842	683,777
Signature Bank/New York*	1,507	137,921
SunTrust Banks, Inc.	26,470	858,157
SVB Financial Group*	1,572	135,774
Synovus Financial Corp.	27,387	90,377
TCF Financial Corp.	5,635	80,468
U.S. Bancorp/Minnesota	74,824	2,737,062
Valley National Bancorp	6,827	67,929
Wells Fargo & Co.	335,729	13,872,322
Zions Bancorp	6,355	174,254

		34,488,498

Consumer Finance (1.6%)
Capital One Financial Corp.	124,325	8,546,100
Discover Financial Services	39,570	1,999,868
SLM Corp.	15,332	381,767

		10,927,735

Diversified Financial Services (5.9%)
Bank of America Corp.	591,177	8,158,243
Citigroup, Inc.	247,959	12,028,491
CME Group, Inc./Illinois	10,942	808,395
ING US, Inc.	2,555	74,631
Interactive Brokers Group, Inc., Class A	1,572	29,506
JPMorgan Chase & Co.	300,481	15,531,863
Leucadia National Corp.	8,829	240,502
McGraw Hill Financial, Inc.	14,235	933,674
Moody’s Corp.	10,572	743,529
MSCI, Inc.*	2,424	97,590
NASDAQ OMX Group, Inc.	17,676	567,223
NYSE Euronext	8,387	352,086

		39,565,733

Insurance (6.9%)
ACE Ltd.	26,172	2,448,652
Aflac, Inc.	16,118	999,155
Alleghany Corp.*	634	259,718
Allied World Assurance Co. Holdings AG	786	78,121
Allstate Corp.	16,184	818,101
American Financial Group, Inc./Ohio	19,793	1,070,010
American International Group, Inc.	96,577	4,696,540
American National Insurance Co.	262	25,686
Aon plc	35,784	2,663,761
Arch Capital Group Ltd.*	4,324	234,058
Aspen Insurance Holdings Ltd.	2,293	83,213
Assurant, Inc.	2,686	145,313
Assured Guaranty Ltd.	5,766	108,113
Axis Capital Holdings Ltd.	3,079	133,351
Berkshire Hathaway, Inc., Class B*	70,045	7,950,808
Brown & Brown, Inc.	2,162	69,400
Chubb Corp.	33,898	3,025,735
Cincinnati Financial Corp.	5,635	265,747
CNA Financial Corp.	917	35,011
Endurance Specialty Holdings Ltd.	983	52,807
Everest Reinsurance Group Ltd.	10,287	1,495,833
Fidelity National Financial, Inc., Class A	21,962	584,189
Genworth Financial, Inc., Class A*	91,735	1,173,291
Hanover Insurance Group, Inc.	1,114	61,626
Hartford Financial Services Group, Inc.	15,725	489,362
HCC Insurance Holdings, Inc.	3,473	152,187
Kemper Corp.	1,638	55,037
Lincoln National Corp.	35,053	1,471,875
Loews Corp.	9,763	456,323
Markel Corp.*	524	271,311
Marsh & McLennan Cos., Inc.	6,290	273,930
MBIA, Inc.*	4,849	49,605
Mercury General Corp.	917	44,300
MetLife, Inc.	80,684	3,788,114
Old Republic International Corp.	8,911	137,229
PartnerReinsurance Ltd.	16,052	1,469,400
Principal Financial Group, Inc.	10,156	434,880
ProAssurance Corp.	2,162	97,420
Progressive Corp.	4,062	110,608
Protective Life Corp.	2,686	114,289
Prudential Financial, Inc.	30,363	2,367,707
Reinsurance Group of America, Inc.	14,546	974,437
RenaissanceReinsurance Holdings Ltd.	1,572	142,313
StanCorp Financial Group, Inc.	1,507	82,915
Torchmark Corp.	3,210	232,244
Travelers Cos., Inc.	37,695	3,195,405
Unum Group	9,173	279,226
Validus Holdings Ltd.	3,276	121,146
W. R. Berkley Corp.	3,735	160,082
White Mountains Insurance Group Ltd.	262	148,716
XL Group plc	33,808	1,041,963

		46,640,263

Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)	2,490	158,986

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
American Campus Communities, Inc. (REIT)	3,604	$123,077
American Capital Agency Corp. (REIT)	13,700	309,209
American Homes 4 Rent (REIT), Class A*	1,437	23,208
Annaly Capital Management, Inc. (REIT)	32,720	378,898
Apartment Investment & Management Co. (REIT), Class A	2,228	62,250
AvalonBay Communities, Inc. (REIT)	4,495	571,270
BioMed Realty Trust, Inc. (REIT)	6,421	119,366
Boston Properties, Inc. (REIT)	4,783	511,303
Brandywine Realty Trust (REIT)	5,373	70,816
BRE Properties, Inc. (REIT)	2,686	136,341
Camden Property Trust (REIT)	2,948	181,125
CBL & Associates Properties, Inc. (REIT)	3,735	71,338
Chimera Investment Corp. (REIT)	35,512	107,956
CommonWealth REIT (REIT)	4,079	89,371
Corporate Office Properties Trust/Maryland (REIT)	2,948	68,099
Corrections Corp. of America (REIT)	1,415	48,888
DDR Corp. (REIT)	9,107	143,071
Digital Realty Trust, Inc. (REIT)	983	52,197
Douglas Emmett, Inc. (REIT)	4,914	115,332
Duke Realty Corp. (REIT)	11,073	170,967
Equity Lifestyle Properties, Inc. (REIT)	786	26,858
Equity Residential (REIT)	12,449	666,893
Essex Property Trust, Inc. (REIT)	1,310	193,487
Extra Space Storage, Inc. (REIT)	3,538	161,863
Federal Realty Investment Trust (REIT)	786	79,740
General Growth Properties, Inc. (REIT)	20,547	396,352
Hatteras Financial Corp. (REIT)	3,407	63,745
HCP, Inc. (REIT)	15,699	642,874
Health Care REIT, Inc. (REIT)	9,828	613,071
Healthcare Trust of America, Inc. (REIT), Class A	3,800	39,976
Home Properties, Inc. (REIT)	1,835	105,971
Hospitality Properties Trust (REIT)	4,783	135,359
Host Hotels & Resorts, Inc. (REIT)	25,690	453,942
Kilroy Realty Corp. (REIT)	2,621	130,919
Kimco Realty Corp. (REIT)	14,087	284,276
Liberty Property Trust (REIT)	3,669	130,616
Macerich Co. (REIT)	4,740	267,526
Mack-Cali Realty Corp. (REIT)	3,014	66,127
MFA Financial, Inc. (REIT)	12,449	92,745
Mid-America Apartment Communities, Inc. (REIT)	1,507	94,187
National Retail Properties, Inc. (REIT)	4,062	129,253
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,766	100,098
Post Properties, Inc. (REIT)	1,900	85,538
Prologis, Inc. (REIT)	17,242	648,644
Public Storage (REIT)	328	52,660
Realty Income Corp. (REIT)	6,749	268,273
Regency Centers Corp. (REIT)	1,835	88,722
Retail Properties of America, Inc. (REIT), Class A	4,586	63,058
Senior Housing Properties Trust (REIT)	5,962	139,153
Simon Property Group, Inc. (REIT)	2,702	400,517
SL Green Realty Corp. (REIT)	3,210	285,176
Spirit Realty Capital, Inc. (REIT)	9,673	88,798
Taubman Centers, Inc. (REIT)	1,835	123,514
Two Harbors Investment Corp. (REIT)	12,580	122,152
UDR, Inc. (REIT)	8,649	204,981
Ventas, Inc. (REIT)	5,573	342,740
Vornado Realty Trust (REIT)	5,214	438,289
Weingarten Realty Investors (REIT)	4,193	122,981
WP Carey, Inc. (REIT)	1,966	127,200

		11,991,342

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	5,438	102,996
Howard Hughes Corp.*	1,366	153,498
Jones Lang LaSalle, Inc.	1,507	131,561
Realogy Holdings Corp.*	459	19,746
St. Joe Co.*	2,097	41,143

		448,944

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	18,870	170,774
New York Community Bancorp, Inc.	15,201	229,687
People’s United Financial, Inc.	11,401	163,946
TFS Financial Corp.*	2,686	32,151
Washington Federal, Inc.	3,538	73,166

		669,724

Total Financials		164,304,694

Health Care (13.3%)
Biotechnology (0.1%)
Quintiles Transnational Holdings, Inc.*	524	23,517
Vertex Pharmaceuticals, Inc.*	6,814	516,637

		540,154

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	93,238	3,094,569
Alere, Inc.*	2,752	84,129
Baxter International, Inc.	66,241	4,351,371
Boston Scientific Corp.*	46,585	546,908
CareFusion Corp.*	7,600	280,440
Cooper Cos., Inc.	459	59,528
Covidien plc	70,925	4,322,169
DENTSPLY International, Inc.	3,538	153,585
Hill-Rom Holdings, Inc.	2,031	72,771
Hologic, Inc.*	6,552	135,299
Medtronic, Inc.	95,962	5,109,976
St. Jude Medical, Inc.	24,511	1,314,770
Stryker Corp.	4,783	323,283
Teleflex, Inc.	1,441	118,565
Zimmer Holdings, Inc.	5,504	452,099

		20,419,462

Health Care Providers & Services (2.4%)
Aetna, Inc.	31,025	1,986,221
Cardinal Health, Inc.	11,794	615,057
Cigna Corp.	9,304	715,105
Community Health Systems, Inc.	3,014	125,081
Envision Healthcare Holdings, Inc.*	597	15,540
Express Scripts Holding Co.*	20,071	1,239,986
HCA Holdings, Inc.	8,583	366,923
Health Net, Inc.*	22,736	720,731
Humana, Inc.	5,438	507,529

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LifePoint Hospitals, Inc.*	1,638	$76,380
McKesson Corp.	24,308	3,118,716
MEDNAX, Inc.*	655	65,762
Omnicare, Inc.	3,604	200,022
Patterson Cos., Inc.	328	13,186
Quest Diagnostics, Inc.	13,813	853,505
UnitedHealth Group, Inc.	35,255	2,524,611
Universal Health Services, Inc., Class B	1,048	78,590
VCA Antech, Inc.*	3,014	82,764
WellPoint, Inc.	34,529	2,886,970

		16,192,679

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	6,093	90,603

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	10,614	543,967
Bio-Rad Laboratories, Inc., Class A*	721	84,761
Charles River Laboratories International, Inc.*	917	42,420
Life Technologies Corp.*	2,097	156,919
PerkinElmer, Inc.	3,866	145,941
QIAGEN N.V.*	8,059	172,463
Techne Corp.	721	57,723
Thermo Fisher Scientific, Inc.	28,687	2,643,507

		3,847,701

Pharmaceuticals (7.2%)
AbbVie, Inc.	10,179	455,307
Bristol-Myers Squibb Co.	7,887	365,010
Eli Lilly and Co.	26,732	1,345,422
Forest Laboratories, Inc.*	9,238	395,294
Hospira, Inc.*	5,700	223,554
Johnson & Johnson	160,069	13,876,382
Mallinckrodt plc*	2,039	89,899
Merck & Co., Inc.	154,952	7,377,265
Pfizer, Inc.	782,015	22,451,651
Roche Holding AG	2,804	756,229
Roche Holding AG (ADR)	14,349	968,988
Warner Chilcott plc, Class A	524	11,973
Zoetis, Inc.	1,186	36,908

		48,353,882

Total Health Care		89,444,481

Industrials (10.6%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.	1,114	108,682
B/E Aerospace, Inc.*	197	14,542
Boeing Co.	31,150	3,660,125
Exelis, Inc.	6,487	101,911
General Dynamics Corp.	10,352	906,007
Honeywell International, Inc.	71,494	5,936,862
L-3 Communications Holdings, Inc.	3,145	297,202
Lockheed Martin Corp.	30,016	3,828,541
Northrop Grumman Corp.	26,368	2,511,816
Raytheon Co.	11,204	863,492
Rockwell Collins, Inc.	524	35,559
Spirit AeroSystems Holdings, Inc., Class A*	3,538	85,761
Textron, Inc.	9,566	264,117
Triumph Group, Inc.	1,441	101,187
United Technologies Corp.	25,968	2,799,870

		21,515,674

Air Freight & Logistics (0.5%)
FedEx Corp.	10,942	1,248,592
United Parcel Service, Inc., Class B	21,415	1,956,688

		3,205,280

Airlines (0.2%)
Alaska Air Group, Inc.	197	12,336
Delta Air Lines, Inc.	46,287	1,091,911
Southwest Airlines Co.	22,211	323,392

		1,427,639

Building Products (0.0%)
A.O. Smith Corp.	1,507	68,116
Fortune Brands Home & Security, Inc.	655	27,268
Owens Corning, Inc.*	4,128	156,781

		252,165

Commercial Services & Supplies (0.4%)
ADT Corp.*	7,535	306,373
Cintas Corp.	2,555	130,816
Covanta Holding Corp.	3,604	77,053
Iron Mountain, Inc.	553	14,942
KAR Auction Services, Inc.	1,638	46,208
Pitney Bowes, Inc.	3,931	71,505
R.R. Donnelley & Sons Co.	2,817	44,509
Republic Services, Inc.	9,304	310,381
Tyco International Ltd.	36,347	1,271,418
Waste Connections, Inc.	229	10,399
Waste Management, Inc.	14,873	613,363

		2,896,967

Construction & Engineering (0.2%)
AECOM Technology Corp.*	3,210	100,376
Fluor Corp.	2,293	162,711
Jacobs Engineering Group, Inc.*	4,521	263,032
KBR, Inc.	5,111	166,823
Quanta Services, Inc.*	5,700	156,807
URS Corp.	2,621	140,879

		990,628

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	1,179	39,756
Eaton Corp. plc	32,553	2,240,948
Emerson Electric Co.	6,290	406,963
Hubbell, Inc., Class B	590	61,797
Regal-Beloit Corp.	1,572	106,786

		2,856,250

Industrial Conglomerates (3.7%)
3M Co.	23,558	2,813,061
Carlisle Cos., Inc.	2,097	147,398
Danaher Corp.	39,309	2,724,900
General Electric Co.	788,865	18,845,985

		24,531,344

Machinery (1.5%)
AGCO Corp.	3,342	201,924
Caterpillar, Inc.	18,608	1,551,349
CNH Industrial N.V.*	4,264	53,305
Crane Co.	131	8,079
Cummins, Inc.	1,179	156,654
Donaldson Co., Inc.	393	14,985
Dover Corp.	1,572	141,213
Harsco Corp.	2,555	63,619
IDEX Corp.	197	12,854
Illinois Tool Works, Inc.	34,364	2,620,942
Ingersoll-Rand plc	2,948	191,443
Joy Global, Inc.	3,669	187,266
Kennametal, Inc.	2,686	122,482
Navistar International Corp.*	1,638	59,754

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Oshkosh Corp.*	3,014	$147,626
PACCAR, Inc.	10,680	594,449
Parker Hannifin Corp.	5,176	562,735
Pentair Ltd. (Registered)	15,212	987,867
Snap-on, Inc.	1,769	176,015
SPX Corp.	1,638	138,640
Stanley Black & Decker, Inc.	18,978	1,718,837
Terex Corp.*	3,800	127,680
Timken Co.	3,014	182,046
Trinity Industries, Inc.	2,752	124,803
Xylem, Inc.	5,962	166,519

		10,313,086

Marine (0.0%)
Kirby Corp.*	786	68,028

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,315	136,563
Manpowergroup, Inc.	2,686	195,380
Nielsen Holdings N.V.	6,440	234,738
Towers Watson & Co., Class A	2,293	245,259

		811,940

Road & Rail (0.3%)
Amerco, Inc.	131	24,121
Canadian National Railway Co.	7,447	754,902
Con-way, Inc.	1,245	53,647
CSX Corp.	17,690	455,341
Genesee & Wyoming, Inc., Class A*	852	79,211
Norfolk Southern Corp.	8,911	689,266
Ryder System, Inc.	1,769	105,609

		2,162,097

Trading Companies & Distributors (0.1%)
Air Lease Corp.	2,424	67,048
GATX Corp.	1,638	77,838
HD Supply Holdings, Inc.*	799	17,554
MRC Global, Inc.*	1,638	43,898
WESCO International, Inc.*	1,507	115,331

		321,669

Total Industrials		71,352,767

Information Technology (8.5%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	15,332	123,423
Cisco Systems, Inc.	374,973	8,781,868
EchoStar Corp., Class A*	1,376	60,461
Harris Corp.	18,945	1,123,439
JDS Uniphase Corp.*	1,835	26,993
Juniper Networks, Inc.*	14,218	282,369
Motorola Solutions, Inc.	459	27,255
Polycom, Inc.*	5,962	65,105
Riverbed Technology, Inc.*	262	3,823

		10,494,736

Computers & Peripherals (1.5%)
Apple, Inc.	8,911	4,248,319
Dell, Inc.	43,309	596,365
Diebold, Inc.	2,162	63,476
EMC Corp.	36,298	927,777
Hewlett-Packard Co.	177,383	3,721,496
Lexmark International, Inc., Class A	2,162	71,346
SanDisk Corp.	4,586	272,913
Stratasys Ltd.*	485	49,111
Western Digital Corp.	7,338	465,229

		10,416,032

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	16,604	805,792
Avnet, Inc.	4,717	196,746
AVX Corp.	1,572	20,640
CDW Corp.*	594	13,561
Corning, Inc.	50,975	743,725
Dolby Laboratories, Inc., Class A	917	31,646
FLIR Systems, Inc.	1,441	45,247
Ingram Micro, Inc., Class A*	5,242	120,828
Jabil Circuit, Inc.	6,945	150,568
Molex, Inc.	4,783	184,241
Tech Data Corp.*	1,310	65,382
Vishay Intertechnology, Inc.*	4,521	58,276

		2,436,652

Internet Software & Services (0.2%)
AOL, Inc.*	2,670	92,328
Yahoo!, Inc.*	32,793	1,087,416

		1,179,744

IT Services (1.2%)
Accenture plc, Class A	34,113	2,512,081
Amdocs Ltd.	25,029	917,063
Booz Allen Hamilton Holding Corp.	8	155
Computer Sciences Corp.	5,176	267,806
CoreLogic, Inc.*	3,276	88,616
DST Systems, Inc.	197	14,856
Fidelity National Information Services, Inc.	16,262	755,207
Fiserv, Inc.*	6,468	653,591
International Business Machines Corp.	12,885	2,386,044
Leidos Holdings, Inc.	2,523	114,824
Lender Processing Services, Inc.	524	17,434
Paychex, Inc.	1,114	45,273
Science Applications International Corp.*	1,441	48,648
Total System Services, Inc.	1,245	36,628
VeriFone Systems, Inc.*	3,735	85,382
Western Union Co.	22,750	424,515

		8,368,123

Office Electronics (0.2%)
Xerox Corp.	140,988	1,450,767
Zebra Technologies Corp., Class A*	1,572	71,573

		1,522,340

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	7,207	267,812
Analog Devices, Inc.	6,028	283,617
Applied Materials, Inc.	73,321	1,286,050
Avago Technologies Ltd.	721	31,090
Broadcom Corp., Class A	11,073	288,009
Fairchild Semiconductor International, Inc.*	4,390	60,977
First Solar, Inc.*	2,097	84,320
Freescale Semiconductor Ltd.*	1,048	17,449
Intel Corp.	194,382	4,455,236
KLA-Tencor Corp.	5,766	350,861
Lam Research Corp.*	4,332	221,755
LSI Corp.	16,773	131,165
Marvell Technology Group Ltd.	13,628	156,722
Micron Technology, Inc.*	67,978	1,187,576
NVIDIA Corp.	19,918	309,924
ON Semiconductor Corp.*	721	5,263
Silicon Laboratories, Inc.*	197	8,414
Skyworks Solutions, Inc.*	1,114	27,672
Teradyne, Inc.*	6,552	108,239

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	120,705	$4,860,790

		14,142,941

Software (1.3%)
Activision Blizzard, Inc.	14,742	245,749
Adobe Systems, Inc.*	10,549	547,915
Autodesk, Inc.*	1,572	64,719
CA, Inc.	17,101	507,387
Compuware Corp.	7,338	82,186
Electronic Arts, Inc.*	36,224	925,523
MICROS Systems, Inc.*	2,293	114,512
Nuance Communications, Inc.*	8,976	167,806
Oracle Corp.	44,711	1,483,064
Rovi Corp.*	3,145	60,290
Symantec Corp.	162,542	4,022,915
Synopsys, Inc.*	5,307	200,074
Zynga, Inc., Class A*	20,115	74,023

		8,496,163

Total Information Technology		57,056,731

Materials (3.0%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	15,512	1,653,114
Albemarle Corp.	1,900	119,586
Ashland, Inc.	2,752	254,505
Cabot Corp.	2,162	92,339
CF Industries Holdings, Inc.	2,084	439,370
Cytec Industries, Inc.	1,441	117,240
Dow Chemical Co.	36,298	1,393,843
Huntsman Corp.	36,818	758,819
Kronos Worldwide, Inc.	655	10,146
LyondellBasell Industries N.V., Class A	24,243	1,775,315
Monsanto Co.	33,781	3,525,723
Mosaic Co.	45,667	1,964,594
PPG Industries, Inc.	12,621	2,108,464
Rockwood Holdings, Inc.	721	48,235
RPM International, Inc.	262	9,484
Sigma-Aldrich Corp.	262	22,349
Valspar Corp.	1,740	110,368
W.R. Grace & Co.*	328	28,667
Westlake Chemical Corp.	131	13,711

		14,445,872

Construction Materials (0.0%)
Vulcan Materials Co.	4,521	234,233

Containers & Packaging (0.3%)
AptarGroup, Inc.	721	43,354
Avery Dennison Corp.	2,359	102,664
Bemis Co., Inc.	1,966	76,694
Crown Holdings, Inc.*	6,381	269,789
Greif, Inc., Class A	852	41,773
MeadWestvaco Corp.	6,093	233,849
Owens-Illinois, Inc.*	2,293	68,836
Rock-Tenn Co., Class A	10,877	1,101,514
Sonoco Products Co.	3,473	135,238

		2,073,711

Metals & Mining (0.5%)
Alcoa, Inc.	36,953	300,058
Allegheny Technologies, Inc.	3,669	111,978
Carpenter Technology Corp.	1,572	91,349
Cliffs Natural Resources, Inc.	5,242	107,461
Freeport-McMoRan Copper & Gold, Inc.	35,688	1,180,559
Newmont Mining Corp.	16,970	476,857
Nucor Corp.	11,007	539,563
Reliance Steel & Aluminum Co.	2,686	196,803
Royal Gold, Inc.	1,638	79,705
Steel Dynamics, Inc.	7,600	126,996
Tahoe Resources, Inc.*	2,555	45,786
United States Steel Corp.	4,980	102,538

		3,359,653

Paper & Forest Products (0.0%)
Domtar Corp.	1,179	93,636
International Paper Co.	2,162	96,858

		190,494

Total Materials		20,303,963

Telecommunication Services (3.3%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	307,343	10,394,340
CenturyLink, Inc.	21,008	659,231
Frontier Communications Corp.	34,424	143,548
Intelsat S.A.*	721	17,304
Level 3 Communications, Inc.*	3,695	98,620
Verizon Communications, Inc.	18,025	841,046
Windstream Holdings, Inc.	1,114	8,912

		12,163,001

Wireless Telecommunication Services (1.5%)
Sprint Corp.*	17,913	111,240
Telephone & Data Systems, Inc.	3,228	95,387
T-Mobile US, Inc.*	5,943	154,340
U.S. Cellular Corp.	459	20,898
Vodafone Group plc	436,173	1,525,220
Vodafone Group plc (ADR)	220,148	7,744,807

		9,651,892

Total Telecommunication Services		21,814,893

Utilities (4.0%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	29,877	1,295,168
Duke Energy Corp.	29,081	1,942,029
Edison International	39,369	1,813,336
Entergy Corp.	6,159	389,187
Exelon Corp.	133,570	3,959,015
FirstEnergy Corp.	14,460	527,067
Great Plains Energy, Inc.	5,307	117,816
Hawaiian Electric Industries, Inc.	3,342	83,884
NextEra Energy, Inc.	14,677	1,176,508
Northeast Utilities	10,862	448,058
NV Energy, Inc.	60,148	1,420,094
OGE Energy Corp.	6,814	245,917
Pepco Holdings, Inc.	8,583	158,442
Pinnacle West Capital Corp.	3,800	208,012
PPL Corp.	34,993	1,063,088
Southern Co.	30,074	1,238,447
Westar Energy, Inc.	4,390	134,554
Xcel Energy, Inc.	17,166	473,953

		16,694,575

Gas Utilities (0.3%)
AGL Resources, Inc.	4,062	186,974
Atmos Energy Corp.	24,636	1,049,247
National Fuel Gas Co.	2,555	175,682
ONEOK, Inc.	393	20,955
Questar Corp.	5,242	117,892
UGI Corp.	3,931	153,820

		1,704,570

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	21,425	$284,738
Calpine Corp.*	12,056	234,248
NRG Energy, Inc.	11,138	304,402

		823,388

Multi-Utilities (1.1%)
Alliant Energy Corp.	3,866	191,560
Ameren Corp.	8,387	292,203
CenterPoint Energy, Inc.	21,557	516,721
CMS Energy Corp.	9,173	241,433
Consolidated Edison, Inc.	10,156	560,002
Dominion Resources, Inc.	19,984	1,248,600
DTE Energy Co.	8,845	583,593
Integrys Energy Group, Inc.	2,752	153,809
MDU Resources Group, Inc.	6,487	181,442
NiSource, Inc.	10,745	331,913
PG&E Corp.	15,266	624,685
Public Service Enterprise Group, Inc.	23,920	787,686
SCANA Corp.	4,849	223,248
Sempra Energy	8,452	723,491
TECO Energy, Inc.	7,469	123,537
Vectren Corp.	2,817	93,947
Wisconsin Energy Corp.	7,928	320,133

		7,198,003

Water Utilities (0.0%)
American Water Works Co., Inc.	6,159	254,244
Aqua America, Inc.	737	18,226

		272,470

Total Utilities		26,693,006

Total Common Stocks (95.9%) (Cost $457,804,603)		644,682,123

CONVERTIBLE PREFERRED STOCK:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp.
7.500%	3,427	222,035

Total Convertible Preferred Stock (0.0%) (Cost $172,098)		222,035

Total Investments (95.9%) (Cost $457,976,701)		644,904,158
Other Assets Less Liabilities (4.1%)		27,582,452

Net Assets (100%)		$672,486,610

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	240	December-13	$20,184,375	$20,091,600	$(92,775)
S&P MidCap 400 E-Mini Index	36	December-13	4,414,916	4,466,160	51,244

					$(41,531)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,343,038	$—	$—	$69,343,038
Consumer Staples	37,052,333	5,186,081	—	42,238,414
Energy	82,130,136	—	—	82,130,136
Financials	164,304,694	—	—	164,304,694
Health Care	88,688,252	756,229	—	89,444,481
Industrials	71,352,767	—	—	71,352,767
Information Technology	57,056,731	—	—	57,056,731
Materials	20,303,963	—	—	20,303,963
Telecommunication Services	20,289,673	1,525,220	—	21,814,893
Utilities	26,693,006	—	—	26,693,006
Convertible Preferred Stocks
Industrials	222,035	—	—	222,035
Futures	51,244	—	—	51,244

Total Assets	$637,487,872	$7,467,530	$—	$644,955,402

Liabilities:
Futures	$(92,775)	$—	$—	$(92,775)

Total Liabilities	$(92,775)	$—	$—	$(92,775)

Total	$637,395,097	$7,467,530	$—	$644,862,627

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$203,181,080
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$368,903,607

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,798,387
Aggregate gross unrealized depreciation	(9,811,754)

Net unrealized appreciation	$170,986,633

Federal income tax cost of investments	$473,917,525

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (1.0%)
Allison Transmission Holdings, Inc.	11,724	$293,686
American Axle & Manufacturing Holdings, Inc.*	9,195	181,325
Cooper Tire & Rubber Co.	224	6,899
Dana Holding Corp.	366	8,359
Dorman Products, Inc.	745	36,915
Drew Industries, Inc.	683	31,104
Fox Factory Holding Corp.*	130	2,505
Gentex Corp.	2,450	62,696
Gentherm, Inc.*	995	18,985
Goodyear Tire & Rubber Co.*	7,292	163,705
Lear Corp.	264	18,895
Standard Motor Products, Inc.	424	13,636
Stoneridge, Inc.*	716	7,740
Tenneco, Inc.*	16,067	811,384
Tower International, Inc.*	183	3,658
Visteon Corp.*	1,477	111,720

		1,773,212

Automobiles (0.1%)
Thor Industries, Inc.	1,310	76,032
Winnebago Industries, Inc.*	837	21,729

		97,761

Distributors (0.6%)
Core-Mark Holding Co., Inc.	47	3,123
LKQ Corp.*	28,362	903,613
Pool Corp.	1,380	77,460
Weyco Group, Inc.	13	368

		984,564

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	527	19,921
Ascent Capital Group, Inc., Class A*	55	4,434
Bright Horizons Family Solutions, Inc.*	354	12,684
Capella Education Co.*	331	18,721
Carriage Services, Inc.	468	9,079
Education Management Corp.*	715	6,521
Grand Canyon Education, Inc.*	20,739	835,367
Hillenbrand, Inc.	1,619	44,312
ITT Educational Services, Inc.*	699	21,669
JTH Holding, Inc., Class A*	120	2,274
K12, Inc.*	11,792	364,137
LifeLock, Inc.*	1,811	26,857
Lincoln Educational Services Corp.	214	987
Mac-Gray Corp.	56	815
Matthews International Corp., Class A	365	13,899
Outerwall, Inc.*	4,221	211,008
Service Corp. International	4,902	91,275
Sotheby’s, Inc.	2,025	99,488
Steiner Leisure Ltd.*	140	8,180
Stewart Enterprises, Inc., Class A	1,962	25,781
Strayer Education, Inc.	324	13,453
Weight Watchers International, Inc.	439	16,405

		1,847,267

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*	715	31,167
Bally Technologies, Inc.*	1,147	82,653
BJ’s Restaurants, Inc.*	737	21,167
Bloomin’ Brands, Inc.*	16,154	381,396
Bob Evans Farms, Inc.	93	5,326
Boyd Gaming Corp.*	2,042	28,894
Bravo Brio Restaurant Group, Inc.*	545	8,230
Brinker International, Inc.	1,964	79,601
Buffalo Wild Wings, Inc.*	5,722	636,401
Burger King Worldwide, Inc.	16,687	325,730
Caesars Entertainment Corp.*	987	19,454
CEC Entertainment, Inc.	532	24,398
Cheesecake Factory, Inc.	1,577	69,309
Choice Hotels International, Inc.	43	1,857
Churchill Downs, Inc.	410	35,473
Chuy’s Holdings, Inc.*	484	17,371
Cracker Barrel Old Country Store, Inc.	581	59,982
Del Frisco’s Restaurant Group, Inc.*	145	2,925
Denny’s Corp.*	2,129	13,029
Diamond Resorts International, Inc.*	234	4,402
DineEquity, Inc.	259	17,871
Diversified Restaurant Holdings, Inc.*	312	2,047
Domino’s Pizza, Inc.	1,671	113,544
Dunkin’ Brands Group, Inc.	3,166	143,293
Einstein Noah Restaurant Group, Inc.	176	3,048
Fiesta Restaurant Group, Inc.*	593	22,332
Ignite Restaurant Group, Inc.*	223	3,461
International Game Technology	7,730	146,329
Interval Leisure Group, Inc.	1,180	27,883
Jack in the Box, Inc.*	8,681	347,240
Jamba, Inc.*	502	6,717
Krispy Kreme Doughnuts, Inc.*	1,957	37,848
Life Time Fitness, Inc.*	7,292	375,319
Melco Crown Entertainment Ltd. (ADR)*	10,781	343,159
Monarch Casino & Resort, Inc.*	136	2,581
Morgans Hotel Group Co.*	322	2,476
Multimedia Games Holding Co., Inc.*	865	29,886
Nathan’s Famous, Inc.*	81	4,275
Noodles & Co.*	5,111	218,086
Norwegian Cruise Line Holdings Ltd.*	12,598	388,648
Panera Bread Co., Class A*	834	132,214
Papa John’s International, Inc.	479	33,473
Pinnacle Entertainment, Inc.*	1,616	40,481
Red Robin Gourmet Burgers, Inc.*	369	26,236
Ruth’s Hospitality Group, Inc.	1,074	12,738
Scientific Games Corp., Class A*	1,064	17,205
SeaWorld Entertainment, Inc.	910	26,963
SHFL Entertainment, Inc.*	1,663	38,249
Six Flags Entertainment Corp.	1,959	66,195
Sonic Corp.*	1,337	23,732
Starwood Hotels & Resorts Worldwide, Inc.	3,850	255,833
Texas Roadhouse, Inc.	1,843	48,434
Vail Resorts, Inc.	1,064	73,820
Wyndham Worldwide Corp.	4,661	284,181

		5,164,562

Household Durables (1.2%)
Beazer Homes USA, Inc.*	422	7,596
Blyth, Inc.	279	3,859
Cavco Industries, Inc.*	188	10,707
Ethan Allen Interiors, Inc.	639	17,809
EveryWare Global, Inc.*	293	3,340
Hovnanian Enterprises, Inc., Class A*	2,386	12,479
iRobot Corp.*	846	31,869
Jarden Corp.*	3,770	182,468
KB Home	2,471	44,528
La-Z-Boy, Inc.	409	9,288
Lennar Corp., Class A	5,994	212,188

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Libbey, Inc.*	630	$14,981
M.D.C. Holdings, Inc.	235	7,052
M/I Homes, Inc.*	12,107	249,646
Meritage Homes Corp.*	892	38,311
NVR, Inc.*	117	107,545
PulteGroup, Inc.	13,834	228,261
Ryland Group, Inc.	1,366	55,378
Taylor Morrison Home Corp., Class A*	10,783	244,235
Tempur Sealy International, Inc.*	1,791	78,732
TRI Pointe Homes, Inc.*	26	382
Tupperware Brands Corp.	1,574	135,946
UCP, Inc., Class A*	34	505
Universal Electronics, Inc.*	43	1,549
WCI Communities, Inc.*	114	1,968
Whirlpool Corp.	2,435	356,581
William Lyon Homes, Class A*	410	8,331

		2,065,534

Internet & Catalog Retail (2.2%)
1-800-FLOWERS.COM, Inc., Class A*	591	2,914
Blue Nile, Inc.*	6,822	279,224
Ctrip.com International Ltd. (ADR)*	5,530	323,118
Groupon, Inc.*	31,458	352,644
HomeAway, Inc.*	37,022	1,036,616
HSN, Inc.	999	53,566
Liberty Ventures*	1,092	96,282
Nutrisystem, Inc.	860	12,367
Orbitz Worldwide, Inc.*	723	6,963
Overstock.com, Inc.*	336	9,969
PetMed Express, Inc.	604	9,839
RetailMeNot, Inc.*	198	7,043
Shutterfly, Inc.*	20,449	1,142,690
TripAdvisor, Inc.*	5,918	448,821
ValueVision Media, Inc., Class A*	1,021	4,441
Vitacost.com, Inc.*	666	5,661

		3,792,158

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.	395	22,535
Brunswick Corp.	2,538	101,292
Marine Products Corp.	304	2,760
Nautilus, Inc.*	925	6,678
Polaris Industries, Inc.	1,924	248,542
Smith & Wesson Holding Corp.*	1,922	21,123
Sturm Ruger & Co., Inc.	570	35,699

		438,629

Media (1.3%)
AMC Networks, Inc., Class A*	1,785	122,237
Belo Corp., Class A	1,026	14,056
Cablevision Systems Corp. - New York Group, Class A	5,787	97,453
Carmike Cinemas, Inc.*	181	3,997
Cinemark Holdings, Inc.	3,422	108,614
Clear Channel Outdoor Holdings, Inc., Class A*	1,262	10,348
Crown Media Holdings, Inc., Class A*	193	595
Cumulus Media, Inc., Class A*	1,746	9,254
Entravision Communications Corp., Class A	1,650	9,735
Global Sources Ltd.*	54	401
Gray Television, Inc.*	102	801
Hemisphere Media Group, Inc.*	256	3,008
Imax Corp.*	24,770	749,045
Interpublic Group of Cos., Inc.	5,783	99,352
Lamar Advertising Co., Class A*	2,337	109,909
Lions Gate Entertainment Corp.*	2,400	84,120
Loral Space & Communications, Inc.	390	26,415
Madison Square Garden Co., Class A*	1,818	105,571
McClatchy Co., Class A*	1,447	4,341
MDC Partners, Inc., Class A	259	7,247
Morningstar, Inc.	612	48,507
National CineMedia, Inc.	17,301	326,297
Nexstar Broadcasting Group, Inc., Class A	878	39,075
ReachLocal, Inc.*	314	3,740
Regal Entertainment Group, Class A	542	10,287
Rentrak Corp.*	291	9,492
Saga Communications, Inc., Class A	40	1,775
Sinclair Broadcast Group, Inc., Class A	2,027	67,945
Starz, Class A*	3,048	85,740
World Wrestling Entertainment, Inc., Class A	99	1,007

		2,160,364

Multiline Retail (0.0%)
Big Lots, Inc.*	462	17,136
Bon-Ton Stores, Inc.	377	3,977
Dillard’s, Inc., Class A	536	41,969
Gordmans Stores, Inc.	69	776

		63,858

Specialty Retail (4.5%)
Aaron’s, Inc.	343	9,501
Abercrombie & Fitch Co., Class A	273	9,656
Aeropostale, Inc.*	2,347	22,062
American Eagle Outfitters, Inc.	3,668	51,315
America’s Car-Mart, Inc.*	184	8,300
ANN, Inc.*	1,395	50,527
Asbury Automotive Group, Inc.*	812	43,198
Ascena Retail Group, Inc.*	552	11,001
AutoNation, Inc.*	1,506	78,568
Barnes & Noble, Inc.*	83	1,074
Big 5 Sporting Goods Corp.	501	8,056
Brown Shoe Co., Inc.	800	18,776
Buckle, Inc.	823	44,483
Cabela’s, Inc.*	9,084	572,565
CarMax, Inc.*	7,739	375,109
Cato Corp., Class A	167	4,673
Chico’s FAS, Inc.	4,491	74,820
Children’s Place Retail Stores, Inc.*	236	13,655
Christopher & Banks Corp.*	1,082	7,801
Citi Trends, Inc.*	15,197	265,644
Conn’s, Inc.*	671	33,577
Destination Maternity Corp.	361	11,480
Dick’s Sporting Goods, Inc.	16,770	895,183
DSW, Inc., Class A	3,290	280,703
Express, Inc.*	2,523	59,518
Finish Line, Inc., Class A	504	12,534
Five Below, Inc.*	9,071	396,856
Foot Locker, Inc.	530	17,988
Francesca’s Holdings Corp.*	5,668	105,652
Genesco, Inc.*	517	33,905
GNC Holdings, Inc., Class A	2,918	159,410
Haverty Furniture Cos., Inc.	138	3,385
Hibbett Sports, Inc.*	767	43,067
Jos. A. Bank Clothiers, Inc.*	124	5,451
Kirkland’s, Inc.*	293	5,403

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lithia Motors, Inc., Class A	6,001	$437,833
Lumber Liquidators Holdings, Inc.*	6,967	743,031
Mattress Firm Holding Corp.*	7,422	236,020
Monro Muffler Brake, Inc.	923	42,910
New York & Co., Inc.*	516	2,982
Office Depot, Inc.*	1,839	8,882
Pacific Sunwear of California, Inc.*	1,213	3,639
Penske Automotive Group, Inc.	284	12,135
Pier 1 Imports, Inc.	14,214	277,457
Restoration Hardware Holdings, Inc.*	6,859	434,518
rue21, Inc.*	439	17,709
Sally Beauty Holdings, Inc.*	5,047	132,030
Sears Hometown and Outlet Stores, Inc.*	167	5,302
Select Comfort Corp.*	1,544	37,596
Signet Jewelers Ltd.	209	14,975
Sonic Automotive, Inc., Class A	297	7,069
Stein Mart, Inc.	437	5,996
Tile Shop Holdings, Inc.*	9,751	287,557
Tilly’s, Inc., Class A*	275	3,990
Tractor Supply Co.	7,000	470,190
Ulta Salon Cosmetics & Fragrance, Inc.*	1,890	225,779
Urban Outfitters, Inc.*	3,193	117,407
Vitamin Shoppe, Inc.*	6,905	302,094
Wet Seal, Inc., Class A*	2,655	10,434
Williams-Sonoma, Inc.	2,897	162,811
Winmark Corp.	67	4,939
Zumiez, Inc.*	632	17,402

		7,757,583

Textiles, Apparel & Luxury Goods (1.9%)
Carter’s, Inc.	1,759	133,491
Crocs, Inc.*	2,279	31,017
Culp, Inc.	211	3,948
Deckers Outdoor Corp.*	453	29,862
Fossil Group, Inc.*	1,525	177,266
G-III Apparel Group Ltd.*	380	20,744
Hanesbrands, Inc.	2,925	182,257
Iconix Brand Group, Inc.*	11,185	371,566
Lululemon Athletica, Inc.*	7,506	548,614
Movado Group, Inc.	31	1,356
Oxford Industries, Inc.	403	27,396
PVH Corp.	1,934	229,546
Quiksilver, Inc.*	2,895	20,352
R.G. Barry Corp.	26	492
Samsonite International S.A.	119,060	332,347
Steven Madden Ltd.*	1,186	63,842
Tumi Holdings, Inc.*	1,430	28,814
Under Armour, Inc., Class A*	8,663	688,275
Vera Bradley, Inc.*	648	13,323
Wolverine World Wide, Inc.	6,831	397,769

		3,302,277

Total Consumer Discretionary		29,447,769

Consumer Staples (3.4%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	1,841	449,591
Coca-Cola Bottling Co. Consolidated	140	8,767
Craft Brew Alliance, Inc.*	110	1,478
Monster Beverage Corp.*	4,985	260,466
National Beverage Corp.	342	6,108

		726,410

Food & Staples Retailing (0.7%)
Arden Group, Inc., Class A	34	4,420
Casey’s General Stores, Inc.	5,150	378,525
Chefs’ Warehouse, Inc.*	475	10,973
Fairway Group Holdings Corp.*	194	4,959
Fresh Market, Inc.*	1,216	57,529
Harris Teeter Supermarkets, Inc.	169	8,313
Natural Grocers by Vitamin Cottage, Inc.*	263	10,441
Pantry, Inc.*	56	620
Pricesmart, Inc.	559	53,239
Rite Aid Corp.*	13,139	62,542
Sprouts Farmers Market, Inc.*	965	42,836
SUPERVALU, Inc.*	4,452	36,640
Susser Holdings Corp.*	539	28,648
United Natural Foods, Inc.*	1,462	98,276
Village Super Market, Inc., Class A	121	4,600
Whole Foods Market, Inc.	5,465	319,702

		1,122,263

Food Products (1.7%)
Alico, Inc.	74	3,047
Annie’s, Inc.*	408	20,033
B&G Foods, Inc.	1,566	54,105
Boulder Brands, Inc.*	1,681	26,963
Calavo Growers, Inc.	367	11,098
Cal-Maine Foods, Inc.	379	18,230
Darling International, Inc.*	948	20,060
Farmer Bros Co.*	173	2,605
Flowers Foods, Inc.	5,076	108,829
Green Mountain Coffee Roasters, Inc.*	10,589	797,669
Hain Celestial Group, Inc.*	4,428	341,487
Hillshire Brands Co.	3,656	112,385
Ingredion, Inc.	283	18,726
Inventure Foods, Inc.*	443	4,652
J&J Snack Foods Corp.	447	36,082
Lancaster Colony Corp.	547	42,825
Lifeway Foods, Inc.	139	1,878
Limoneira Co.	301	7,730
Omega Protein Corp.*	45	458
Pilgrim’s Pride Corp.*	1,811	30,407
Pinnacle Foods, Inc.	575	15,220
Sanderson Farms, Inc.	680	44,363
Seaboard Corp.	1	2,748
Snyders-Lance, Inc.	217	6,261
SunOpta, Inc.*	35,420	344,282
Tootsie Roll Industries, Inc.	550	16,951
TreeHouse Foods, Inc.*	6,328	422,900
WhiteWave Foods Co., Class A*	19,223	383,883

		2,895,877

Household Products (0.2%)
Central Garden & Pet Co., Class A*	152	1,041
Oil-Dri Corp. of America	33	1,114
Orchids Paper Products Co.	155	4,289
Spectrum Brands Holdings, Inc.	4,285	282,124
WD-40 Co.	463	30,049

		318,617

Personal Products (0.4%)
Coty, Inc., Class A*	15,975	258,955
Elizabeth Arden, Inc.*	651	24,035
Female Health Co.	636	6,277
Herbalife Ltd.	2,531	176,588
Inter Parfums, Inc.	344	10,316
Lifevantage Corp.*	3,376	8,035
Medifast, Inc.*	414	11,132

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	1,734	$166,013
Prestige Brands Holdings, Inc.*	1,511	45,511
Revlon, Inc., Class A*	110	3,055
Star Scientific, Inc.*	4,937	9,430
Synutra International, Inc.*	479	2,539
USANA Health Sciences, Inc.*	181	15,709

		737,595

Tobacco (0.0%)
Vector Group Ltd.	1,397	22,484

Total Consumer Staples		5,823,246

Energy (4.2%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	319	17,558
C&J Energy Services, Inc.*	15,053	302,264
CARBO Ceramics, Inc.	257	25,471
Dresser-Rand Group, Inc.*	2,262	141,149
Dril-Quip, Inc.*	1,205	138,274
FMC Technologies, Inc.*	4,173	231,268
Forum Energy Technologies, Inc.*	589	15,909
Frank’s International N.V.*	443	13,259
Geospace Technologies Corp.*	386	32,540
Global Geophysical Services, Inc.*	68	184
Hornbeck Offshore Services, Inc.*	57	3,274
ION Geophysical Corp.*	877	4,560
Key Energy Services, Inc.*	45,951	334,983
Matrix Service Co.*	129	2,531
Newpark Resources, Inc.*	2,077	26,295
Nuverra Environmental Solutions, Inc.*	210	481
Oceaneering International, Inc.	8,182	664,706
Oil States International, Inc.*	2,370	245,200
Patterson-UTI Energy, Inc.	13,843	295,963
PHI, Inc. (Non-Voting)*	24	905
Pioneer Energy Services Corp.*	38,013	285,478
RigNet, Inc.*	356	12,894
RPC, Inc.	1,515	23,437
SEACOR Holdings, Inc.	51	4,613
TGC Industries, Inc.	417	3,290
Trican Well Service Ltd.	14,674	199,585

		3,026,071

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	2,476	6,363
Adams Resources & Energy, Inc.	5	278
Amyris, Inc.*	771	1,781
Apco Oil and Gas International, Inc.*	49	699
Approach Resources, Inc.*	585	15,374
Athlon Energy, Inc.*	198	6,475
Berry Petroleum Co., Class A	504	21,737
Bill Barrett Corp.*	421	10,571
Bonanza Creek Energy, Inc.*	879	42,420
Cabot Oil & Gas Corp.	6,392	238,549
Carrizo Oil & Gas, Inc.*	1,034	38,579
Cheniere Energy, Inc.*	7,170	244,784
Clean Energy Fuels Corp.*	2,040	26,071
Cobalt International Energy, Inc.*	4,724	117,439
Concho Resources, Inc.*	2,297	249,937
Contango Oil & Gas Co.	74	2,719
Crosstex Energy, Inc.	1,300	27,157
CVR Energy, Inc.	467	17,989
Delek U.S. Holdings, Inc.	726	15,311
Diamondback Energy, Inc.*	569	24,262
EPL Oil & Gas, Inc.*	289	10,725
Evolution Petroleum Corp.*	512	5,765
EXCO Resources, Inc.	2,081	14,026
Forest Oil Corp.*	461	2,812
FX Energy, Inc.*	1,607	5,528
Gastar Exploration, Inc.*	1,602	6,328
Goodrich Petroleum Corp.*	792	19,238
Gulfport Energy Corp.*	1,872	120,444
Isramco, Inc.*	28	3,471
Jones Energy, Inc., Class A*	97	1,592
KiOR, Inc., Class A*	1,303	3,674
Kodiak Oil & Gas Corp.*	7,871	94,924
Kosmos Energy Ltd.*	3,017	31,015
Laredo Petroleum Holdings, Inc.*	1,117	33,153
Magnum Hunter Resources Corp.*	1,623	10,014
Oasis Petroleum, Inc.*	9,228	453,372
Panhandle Oil and Gas, Inc., Class A	197	5,571
PetroQuest Energy, Inc.*	1,583	6,348
Pioneer Natural Resources Co.	1,757	331,722
QEP Resources, Inc.	540	14,953
Quicksilver Resources, Inc.*	625	1,231
Renewable Energy Group, Inc.*	130	1,969
Rentech, Inc.	5,326	10,545
REX American Resources Corp.*	21	645
Rex Energy Corp.*	15,161	338,090
Rosetta Resources, Inc.*	1,810	98,573
Sanchez Energy Corp.*	17,893	472,554
SemGroup Corp., Class A	1,169	66,656
SM Energy Co.	5,644	435,660
Solazyme, Inc.*	1,428	15,380
Synergy Resources Corp.*	36,468	355,563
Targa Resources Corp.	976	71,209
Triangle Petroleum Corp.*	345	3,388
Uranium Energy Corp.*	2,551	5,740
Ur-Energy, Inc.*	716	831
VAALCO Energy, Inc.*	879	4,905
Western Refining, Inc.	914	27,457
World Fuel Services Corp.	411	15,334
ZaZa Energy Corp.*	389	447

		4,209,347

Total Energy		7,235,418

Financials (5.6%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	2,345	428,291
Artisan Partners Asset Management, Inc.	158	8,273
BGC Partners, Inc., Class A	3,794	21,436
Cohen & Steers, Inc.	563	19,880
Diamond Hill Investment Group, Inc.	85	9,091
Eaton Vance Corp.	3,565	138,429
Evercore Partners, Inc., Class A	6,974	343,330
Federated Investors, Inc., Class B	2,026	55,026
Financial Engines, Inc.	1,452	86,307
FXCM, Inc., Class A	1,089	21,508
GAMCO Investors, Inc., Class A	181	13,743
Greenhill & Co., Inc.	833	41,550
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	436	4,970
HFF, Inc., Class A	839	21,017
ICG Group, Inc.*	65	922
INTL FCStone, Inc.*	129	2,638
KCG Holdings, Inc., Class A*	923	8,002
Ladenburg Thalmann Financial Services, Inc.*	3,109	5,627

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lazard Ltd., Class A	14,038	$505,649
LPL Financial Holdings, Inc.	1,316	50,416
Main Street Capital Corp.	68	2,035
Manning & Napier, Inc.	11,836	197,425
Pzena Investment Management, Inc., Class A	331	2,244
SEI Investments Co.	4,049	125,155
Stifel Financial Corp.*	7,709	317,765
Virtus Investment Partners, Inc.*	2,328	378,626
Waddell & Reed Financial, Inc., Class A	2,553	131,428
Westwood Holdings Group, Inc.	209	10,043
WisdomTree Investments, Inc.*	3,002	34,853

		2,985,679

Commercial Banks (1.1%)
Bank of the Ozarks, Inc.	651	31,241
First Financial Bankshares, Inc.	639	37,586
First Republic Bank/California	7,755	361,616
Home BancShares, Inc./Arkansas	354	10,751
IBERIABANK Corp.	5,561	288,449
Independent Bank Group, Inc.	3,415	122,940
Penns Woods Bancorp, Inc.	9	448
Signature Bank/New York*	4,067	372,212
SVB Financial Group*	4,310	372,255
Western Alliance Bancorp*	17,904	338,923

		1,936,421

Consumer Finance (0.1%)
Consumer Portfolio Services, Inc.*	287	1,702
Credit Acceptance Corp.*	213	23,602
Encore Capital Group, Inc.*	576	26,415
First Cash Financial Services, Inc.*	863	50,011
Portfolio Recovery Associates, Inc.*	1,504	90,150
Regional Management Corp.*	84	2,671
World Acceptance Corp.*	278	24,998

		219,549

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	2,593	117,281
IntercontinentalExchange, Inc.*	1,513	274,489
MarketAxess Holdings, Inc.	1,113	66,825
MSCI, Inc.*	1,499	60,350
Platform Acquisition Holdings Ltd.*	21,505	229,243

		748,188

Insurance (0.9%)
Allied World Assurance Co. Holdings AG	337	33,494
Ambac Financial Group, Inc.*	278	5,043
American Equity Investment Life Holding Co.	145	3,077
American Financial Group, Inc./Ohio	316	17,083
American Safety Insurance Holdings Ltd.*	23	695
Amtrust Financial Services, Inc.	746	29,139
Aon plc	2,988	222,427
Arch Capital Group Ltd.*	251	13,587
Argo Group International Holdings Ltd.	270	11,578
Arthur J. Gallagher & Co.	3,764	164,299
Assured Guaranty Ltd.	12,046	225,862
Axis Capital Holdings Ltd.	908	39,325
Brown & Brown, Inc.	1,612	51,745
Crawford & Co., Class B	282	2,735
Eastern Insurance Holdings, Inc.	32	781
eHealth, Inc.*	533	17,195
Employers Holdings, Inc.	624	18,558
Endurance Specialty Holdings Ltd.	438	23,529
Enstar Group Ltd.*	100	13,660
Erie Indemnity Co., Class A	737	53,410
Greenlight Capital Reinsurance Ltd., Class A*	208	5,916
Hallmark Financial Services, Inc.*	16	142
Hanover Insurance Group, Inc.	4,310	238,429
HCI Group, Inc.	277	11,313
Health Insurance Innovations, Inc., Class A*	135	1,613
Infinity Property & Casualty Corp.	168	10,853
Maiden Holdings Ltd.	187	2,208
Meadowbrook Insurance Group, Inc.	93	604
National Interstate Corp.	52	1,446
Third Point Reinsurance Ltd.*	177	2,565
Tower Group International Ltd.	133	931
United Fire Group, Inc.	49	1,493
Universal Insurance Holdings, Inc.	71	501
Validus Holdings Ltd.	269	9,948
XL Group plc	6,942	213,952

		1,449,136

Real Estate Investment Trusts (REITs) (1.1%)
Acadia Realty Trust (REIT)	306	7,552
Alexander’s, Inc. (REIT)	63	18,026
American Homes 4 Rent (REIT), Class A*	291	4,700
American Realty Capital Properties, Inc. (REIT)	770	9,394
Apartment Investment & Management Co. (REIT), Class A	2,375	66,358
Aviv REIT, Inc. (REIT)	33	752
CBL & Associates Properties, Inc. (REIT)	1,594	30,445
CoreSite Realty Corp. (REIT)	619	21,009
Corrections Corp. of America (REIT)	2,162	74,697
DuPont Fabros Technology, Inc. (REIT)	813	20,951
EastGroup Properties, Inc. (REIT)	835	49,440
Equity Lifestyle Properties, Inc. (REIT)	1,779	60,788
Extra Space Storage, Inc. (REIT)	268	12,261
Federal Realty Investment Trust (REIT)	1,274	129,247
GEO Group, Inc. (REIT)	920	30,590
Glimcher Realty Trust (REIT)	3,886	37,889
Healthcare Realty Trust, Inc. (REIT)	1,046	24,173
Highwoods Properties, Inc. (REIT)	800	28,248
Host Hotels & Resorts, Inc. (REIT)	17,306	305,797
Inland Real Estate Corp. (REIT)	2,181	22,312
Investors Real Estate Trust (REIT)	144	1,188
LTC Properties, Inc. (REIT)	896	34,030
National Health Investors, Inc. (REIT)	737	41,928
Omega Healthcare Investors, Inc. (REIT)	3,440	102,753
Physicians Realty Trust (REIT)*	42	509
Potlatch Corp. (REIT)	1,207	47,894
PS Business Parks, Inc. (REIT)	544	40,593
Rayonier, Inc. (REIT)	3,745	208,409
Regency Centers Corp. (REIT)	1,135	54,877
Rexford Industrial Realty, Inc. (REIT)*	90	1,216

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ryman Hospitality Properties, Inc. (REIT)	854	$29,472
Sabra Health Care REIT, Inc. (REIT)	456	10,493
Saul Centers, Inc. (REIT)	237	10,961
Senior Housing Properties Trust (REIT)	408	9,523
Sovran Self Storage, Inc. (REIT)	843	63,798
Spirit Realty Capital, Inc. (REIT)	2,135	19,599
Strategic Hotels & Resorts, Inc. (REIT)*	4,568	39,650
Sun Communities, Inc. (REIT)	1,074	45,774
Tanger Factory Outlet Centers (REIT)	2,795	91,257
Taubman Centers, Inc. (REIT)	349	23,491
UMH Properties, Inc. (REIT)	95	943
Universal Health Realty Income Trust (REIT)	356	14,906
Urstadt Biddle Properties, Inc. (REIT), Class A	564	11,212
Washington Real Estate Investment Trust (REIT)	559	14,126
Winthrop Realty Trust (REIT)	52	580
ZAIS Financial Corp. (REIT)	147	2,550

		1,876,361

Real Estate Management & Development (0.1%)
Forestar Group, Inc.*	117	2,519
Kennedy-Wilson Holdings, Inc.	151	2,803
Realogy Holdings Corp.*	3,185	137,019
St. Joe Co.*	133	2,609
Tejon Ranch Co.*	384	11,842

		156,792

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	361	23,414
First Federal Bancshares of Arkansas, Inc.*	31	290
Meridian Interstate Bancorp, Inc.*	16	349
MGIC Investment Corp.*	5,334	38,832
Nationstar Mortgage Holdings, Inc.*	636	35,762
Northfield Bancorp, Inc./New Jersey	386	4,686
Ocwen Financial Corp.*	3,081	171,827
Oritani Financial Corp.	430	7,078
Radian Group, Inc.	1,413	19,683
Roma Financial Corp.*	193	3,588
Tree.com, Inc.	103	2,705

		308,214

Total Financials		9,680,340

Health Care (12.9%)
Biotechnology (3.8%)
ACADIA Pharmaceuticals, Inc.*	1,959	53,814
Achillion Pharmaceuticals, Inc.*	2,884	8,710
Acorda Therapeutics, Inc.*	1,198	41,067
Aegerion Pharmaceuticals, Inc.*	855	73,282
Agios Pharmaceuticals, Inc.*	166	4,641
Alkermes plc*	3,749	126,041
Alnylam Pharmaceuticals, Inc.*	2,025	129,620
AMAG Pharmaceuticals, Inc.*	644	13,833
Amarin Corp. plc (ADR)*	30,044	189,878
Amicus Therapeutics, Inc.*	868	2,014
Anacor Pharmaceuticals, Inc.*	756	8,029
AP Pharma, Inc.*	118,783	39,792
Arena Pharmaceuticals, Inc.*	5,741	30,255
ARIAD Pharmaceuticals, Inc.*	5,476	100,758
ArQule, Inc.*	1,683	3,921
Array BioPharma, Inc.*	3,501	21,776
Astex Pharmaceuticals, Inc.*	403	3,417
BioMarin Pharmaceutical, Inc.*	4,675	337,629
Biotime, Inc.*	1,120	4,256
Bluebird Bio, Inc.*	166	4,475
Cell Therapeutics, Inc.*	3,347	5,489
Celldex Therapeutics, Inc.*	15,426	546,543
Cellular Dynamics International, Inc.*	89	1,638
Cepheid, Inc.*	1,986	77,533
Chelsea Therapeutics International Ltd.*	1,996	6,008
ChemoCentryx, Inc.*	730	4,059
Chimerix, Inc.*	251	5,517
Clovis Oncology, Inc.*	1,805	109,708
Conatus Pharmaceuticals, Inc.*	123	1,236
Coronado Biosciences, Inc.*	799	5,609
Cubist Pharmaceuticals, Inc.*	10,097	641,664
Curis, Inc.*	1,835	8,184
Cytokinetics, Inc.*	639	4,850
Cytori Therapeutics, Inc.*	1,439	3,353
Dendreon Corp.*	4,719	13,827
Durata Therapeutics, Inc.*	389	3,517
Dyax Corp.*	3,277	22,480
Dynavax Technologies Corp.*	4,836	5,803
Emergent Biosolutions, Inc.*	144	2,743
Enanta Pharmaceuticals, Inc.*	106	2,430
Epizyme, Inc.*	176	7,063
Esperion Therapeutics, Inc.*	96	1,811
Exact Sciences Corp.*	8,192	96,748
Exelixis, Inc.*	5,506	32,045
Fibrocell Science, Inc.*	495	2,168
Foundation Medicine, Inc.*	600	23,784
Galena Biopharma, Inc.*	2,919	6,626
Genomic Health, Inc.*	500	15,290
GTx, Inc.*	768	1,544
Halozyme Therapeutics, Inc.*	2,662	29,388
Hyperion Therapeutics, Inc.*	250	6,533
Idenix Pharmaceuticals, Inc.*	2,565	13,364
ImmunoGen, Inc.*	1,939	33,002
Immunomedics, Inc.*	2,076	12,850
Incyte Corp.*	3,051	116,396
Infinity Pharmaceuticals, Inc.*	1,431	24,971
Insmed, Inc.*	1,012	15,797
Insys Therapeutics, Inc.*	151	5,283
Intercept Pharmaceuticals, Inc.*	210	14,496
InterMune, Inc.*	13,778	211,768
Intrexon Corp.*	281	6,657
Ironwood Pharmaceuticals, Inc.*	2,784	32,990
Isis Pharmaceuticals, Inc.*	6,399	240,218
KaloBios Pharmaceuticals, Inc.*	230	1,040
Keryx Biopharmaceuticals, Inc.*	2,448	24,725
KYTHERA Biopharmaceuticals, Inc.*	304	13,893
Lexicon Pharmaceuticals, Inc.*	6,303	14,938
Ligand Pharmaceuticals, Inc., Class B*	534	23,112
MannKind Corp.*	4,454	25,388
Medivation, Inc.*	3,359	201,338
MEI Pharma, Inc.*	283	3,209
Merrimack Pharmaceuticals, Inc.*	2,858	10,860
MiMedx Group, Inc.*	2,510	10,467
Momenta Pharmaceuticals, Inc.*	1,177	16,937
Myriad Genetics, Inc.*	2,356	55,366
Nanosphere, Inc.*	1,492	2,984
Neurocrine Biosciences, Inc.*	1,999	22,629
NewLink Genetics Corp.*	507	9,521

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Novavax, Inc.*	4,054	$12,811
NPS Pharmaceuticals, Inc.*	1,912	60,821
OncoGenex Pharmaceutical, Inc.*	443	4,107
OncoMed Pharmaceuticals, Inc.*	107	1,638
Onconova Therapeutics, Inc.*	142	3,759
Onyx Pharmaceuticals, Inc.*	2,168	270,285
Opko Health, Inc.*	5,583	49,186
Orexigen Therapeutics, Inc.*	2,828	17,364
Osiris Therapeutics, Inc.*	500	8,320
OvaScience, Inc.*	265	2,626
PDL BioPharma, Inc.	4,172	33,251
Peregrine Pharmaceuticals, Inc.*	4,457	6,284
Pharmacyclics, Inc.*	3,940	545,375
Portola Pharmaceuticals, Inc.*	288	7,704
Progenics Pharmaceuticals, Inc.*	1,355	6,816
PTC Therapeutics, Inc.*	230	4,936
Puma Biotechnology, Inc.*	4,743	254,509
Quintiles Transnational Holdings, Inc.*	7,190	322,687
Raptor Pharmaceutical Corp.*	1,756	26,235
Receptos, Inc.*	171	4,441
Regeneron Pharmaceuticals, Inc.*	1,057	330,704
Regulus Therapeutics, Inc.*	271	2,556
Repligen Corp.*	940	10,425
Sangamo BioSciences, Inc.*	1,781	18,665
Sarepta Therapeutics, Inc.*	994	46,947
Seattle Genetics, Inc.*	2,980	130,613
SIGA Technologies, Inc.*	1,021	3,921
Stemline Therapeutics, Inc.*	273	12,364
Sunesis Pharmaceuticals, Inc.*	966	4,791
Synageva BioPharma Corp.*	510	32,288
Synergy Pharmaceuticals, Inc.*	2,401	10,973
Synta Pharmaceuticals Corp.*	1,219	7,692
Tesaro, Inc.*	400	15,496
Tetraphase Pharmaceuticals, Inc.*	338	3,846
TG Therapeutics, Inc.*	467	2,377
Theravance, Inc.*	2,343	95,805
Threshold Pharmaceuticals, Inc.*	1,415	6,580
United Therapeutics Corp.*	1,379	108,734
Vanda Pharmaceuticals, Inc.*	968	10,619
Verastem, Inc.*	482	5,996
Vical, Inc.*	2,085	2,606
XOMA Corp.*	1,773	7,943
ZIOPHARM Oncology, Inc.*	2,021	7,983

		6,579,677

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.	661	27,828
ABIOMED, Inc.*	1,157	22,064
Accuray, Inc.*	2,224	16,435
Align Technology, Inc.*	9,255	445,351
Analogic Corp.	165	13,636
Anika Therapeutics, Inc.*	213	5,103
Antares Pharma, Inc.*	3,383	13,735
ArthroCare Corp.*	691	24,586
AtriCure, Inc.*	619	6,797
Atrion Corp.	47	12,163
Biolase, Inc.*	868	1,658
Cantel Medical Corp.	982	31,277
Cardiovascular Systems, Inc.*	631	12,651
Cerus Corp.*	2,071	13,896
Cooper Cos., Inc.	1,064	137,990
CryoLife, Inc.	56	392
Cyberonics, Inc.*	816	41,404
Cynosure, Inc., Class A*	198	4,516
DexCom, Inc.*	31,465	888,257
Endologix, Inc.*	1,878	30,292
Exactech, Inc.*	54	1,088
GenMark Diagnostics, Inc.*	1,041	12,648
Globus Medical, Inc., Class A*	1,630	28,460
Greatbatch, Inc.*	10,570	359,697
Haemonetics Corp.*	1,511	60,259
HeartWare International, Inc.*	9,504	695,788
Hologic, Inc.*	16,959	350,203
ICU Medical, Inc.*	351	23,843
IDEXX Laboratories, Inc.*	1,607	160,138
Insulet Corp.*	1,582	57,332
Integra LifeSciences Holdings Corp.*	325	13,081
MAKO Surgical Corp.*	1,259	37,153
Masimo Corp.	1,432	38,148
Medical Action Industries, Inc.*	171	1,135
Meridian Bioscience, Inc.	1,242	29,373
Natus Medical, Inc.*	537	7,615
Navidea Biopharmaceuticals, Inc.*	3,061	8,112
Neogen Corp.*	4,554	276,519
NuVasive, Inc.*	284	6,955
NxStage Medical, Inc.*	1,785	23,491
PhotoMedex, Inc.*	136	2,162
Quidel Corp.*	841	23,884
ResMed, Inc.	4,228	223,323
Rochester Medical Corp.*	331	6,607
Rockwell Medical, Inc.*	199	2,271
Sirona Dental Systems, Inc.*	6,614	442,675
Spectranetics Corp.*	1,209	20,287
STAAR Surgical Co.*	1,029	13,933
STERIS Corp.	1,743	74,879
SurModics, Inc.*	430	10,225
TearLab Corp.*	845	9,346
Thoratec Corp.*	7,768	289,669
Unilife Corp.*	2,890	9,595
Utah Medical Products, Inc.	100	5,944
Vascular Solutions, Inc.*	497	8,350
Volcano Corp.*	11,790	282,017
West Pharmaceutical Services, Inc.	2,066	85,016
Zeltiq Aesthetics, Inc.*	522	4,734

		5,455,986

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	18,187	717,113
Accretive Health, Inc.*	1,761	16,060
Addus HomeCare Corp.*	18	521
Air Methods Corp.	1,149	48,947
Alliance HealthCare Services, Inc.*	58	1,606
AMN Healthcare Services, Inc.*	1,374	18,906
Amsurg Corp.*	280	11,116
Bio-Reference Labs, Inc.*	733	21,902
BioScrip, Inc.*	417	3,661
Brookdale Senior Living, Inc.*	2,946	77,480
Capital Senior Living Corp.*	856	18,104
Catamaran Corp.*	8,505	390,805
Centene Corp.*	1,614	103,231
Chemed Corp.	556	39,754
Chindex International, Inc.*	75	1,279
Community Health Systems, Inc.	220	9,130
Corvel Corp.*	329	12,163
Emeritus Corp.*	1,206	22,347
Ensign Group, Inc.	551	22,652
Envision Healthcare Holdings, Inc.*	9,694	252,335
ExamWorks Group, Inc.*	904	23,495
Gentiva Health Services, Inc.*	933	11,233

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hanger, Inc.*	447	$15,091
Health Management Associates, Inc., Class A*	7,692	98,458
HealthSouth Corp.	2,164	74,615
Healthways, Inc.*	669	12,383
IPC The Hospitalist Co., Inc.*	502	25,607
Landauer, Inc.	286	14,658
MEDNAX, Inc.*	4,491	450,896
Molina Healthcare, Inc.*	847	30,153
MWI Veterinary Supply, Inc.*	2,498	373,101
National Research Corp., Class A*	77	1,450
National Research Corp., Class B*	42	1,254
Owens & Minor, Inc.	403	13,940
Patterson Cos., Inc.	2,319	93,224
Premier, Inc., Class A*	1,207	38,262
Providence Service Corp.*	317	9,095
Skilled Healthcare Group, Inc., Class A*	556	2,424
Team Health Holdings, Inc.*	9,068	344,040
Tenet Healthcare Corp.*	3,071	126,495
Triple-S Management Corp., Class B*	38	699
U.S. Physical Therapy, Inc.	362	11,251
Universal Health Services, Inc., Class B	1,813	135,957
Vanguard Health Systems, Inc.*	874	18,363
WellCare Health Plans, Inc.*	4,383	305,670

		4,020,926

Health Care Technology (0.4%)
athenahealth, Inc.*	1,090	118,330
Computer Programs & Systems, Inc.	331	19,363
Greenway Medical Technologies*	427	8,818
HealthStream, Inc.*	604	22,880
HMS Holdings Corp.*	16,826	361,927
MedAssets, Inc.*	1,820	46,264
Medidata Solutions, Inc.*	789	78,056
Merge Healthcare, Inc.*	1,948	5,084
Omnicell, Inc.*	581	13,758
Quality Systems, Inc.	1,194	25,946
Vocera Communications, Inc.*	531	9,877

		710,303

Life Sciences Tools & Services (1.2%)
Accelerate Diagnostics, Inc.*	338	4,533
Bruker Corp.*	3,242	66,947
Cambrex Corp.*	438	5,782
Charles River Laboratories International, Inc.*	661	30,578
Covance, Inc.*	4,832	417,775
Fluidigm Corp.*	763	16,740
Furiex Pharmaceuticals, Inc.*	200	8,798
Harvard Bioscience, Inc.*	54	284
ICON plc*	10,068	412,083
Illumina, Inc.*	1,890	152,769
Luminex Corp.*	1,118	22,360
Mettler-Toledo International, Inc.*	895	214,880
NeoGenomics, Inc.*	971	2,913
PAREXEL International Corp.*	11,416	573,426
Sequenom, Inc.*	3,440	9,185
Techne Corp.	505	40,430

		1,979,483

Pharmaceuticals (2.0%)
AcelRx Pharmaceuticals, Inc.*	674	7,259
Actavis, Inc.*	2,136	307,584
Akorn, Inc.*	20,286	399,228
Alimera Sciences, Inc.*	503	1,891
Ampio Pharmaceuticals, Inc.*	858	6,435
Aratana Therapeutics, Inc.*	142	2,320
Auxilium Pharmaceuticals, Inc.*	1,475	26,889
AVANIR Pharmaceuticals, Inc., Class A*	4,348	18,436
BioDelivery Sciences International, Inc.*	875	4,751
Cadence Pharmaceuticals, Inc.*	1,851	11,680
Cempra, Inc.*	574	6,601
Corcept Therapeutics, Inc.*	1,650	2,624
Depomed, Inc.*	1,695	12,679
Endo Health Solutions, Inc.*	3,331	151,361
Endocyte, Inc.*	914	12,184
Forest Laboratories, Inc.*	6,440	275,568
Hi-Tech Pharmacal Co., Inc.	116	5,005
Horizon Pharma, Inc.*	741	2,505
Impax Laboratories, Inc.*	15,022	308,101
Jazz Pharmaceuticals plc*	6,612	608,106
Lannett Co., Inc.*	484	10,561
Medicines Co.*	1,868	62,615
Nektar Therapeutics*	2,391	24,986
Omeros Corp.*	898	8,756
Ono Pharmaceutical Co., Ltd.	3,117	191,215
Optimer Pharmaceuticals, Inc.*	1,459	18,383
Pacira Pharmaceuticals, Inc.*	824	39,626
Questcor Pharmaceuticals, Inc.	1,538	89,204
Repros Therapeutics, Inc.*	669	17,929
Sagent Pharmaceuticals, Inc.*	14,497	295,739
Salix Pharmaceuticals Ltd.*	4,492	300,425
Santarus, Inc.*	1,658	37,421
Sciclone Pharmaceuticals, Inc.*	1,191	6,038
Sucampo Pharmaceuticals, Inc., Class A*	405	2,527
Supernus Pharmaceuticals, Inc.*	443	3,247
TherapeuticsMD, Inc.*	2,326	6,815
ViroPharma, Inc.*	1,933	75,967
Vivus, Inc.*	3,012	28,072
XenoPort, Inc.*	203	1,153
Zogenix, Inc.*	2,137	3,975

		3,395,861

Total Health Care		22,142,236

Industrials (15.0%)
Aerospace & Defense (2.1%)
American Science & Engineering, Inc.	39	2,352
Astronics Corp.*	8,630	428,997
B/E Aerospace, Inc.*	2,744	202,562
Cubic Corp.	41	2,201
DigitalGlobe, Inc.*	28,984	916,474
Erickson Air-Crane, Inc.*	79	1,237
GenCorp, Inc.*	1,417	22,714
HEICO Corp.	1,574	106,623
Hexcel Corp.*	25,537	990,836
Huntington Ingalls Industries, Inc.	1,486	100,156
Innovative Solutions & Support, Inc.	367	2,921
KEYW Holding Corp.*	19,459	261,724
LMI Aerospace, Inc.*	40	534
Moog, Inc., Class A*	125	7,334
National Presto Industries, Inc.	12	845
Spirit AeroSystems Holdings, Inc., Class A*	465	11,272
Taser International, Inc.*	1,537	22,917
Teledyne Technologies, Inc.*	342	29,046

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.	3,822	$530,111
Triumph Group, Inc.	313	21,979

		3,662,835

Air Freight & Logistics (0.7%)
Echo Global Logistics, Inc.*	21,181	443,530
Expeditors International of Washington, Inc.	7,703	339,394
Forward Air Corp.	903	36,436
Hub Group, Inc., Class A*	9,314	365,388
Pacer International, Inc.*	81	502
Park-Ohio Holdings Corp.*	260	9,989
UTi Worldwide, Inc.	1,930	29,162
XPO Logistics, Inc.*	221	4,789

		1,229,190

Airlines (0.7%)
Alaska Air Group, Inc.	1,931	120,919
Allegiant Travel Co.	2,627	276,781
Copa Holdings S.A., Class A	990	137,283
Republic Airways Holdings, Inc.*	766	9,115
SkyWest, Inc.	83	1,205
Spirit Airlines, Inc.*	18,265	625,942
U.S. Airways Group, Inc.*	2,228	42,243

		1,213,488

Building Products (0.8%)
A.O. Smith Corp.	989	44,703
AAON, Inc.	842	22,364
American Woodmark Corp.*	296	10,256
Apogee Enterprises, Inc.	609	18,075
Armstrong World Industries, Inc.*	8,147	447,759
Builders FirstSource, Inc.*	1,348	7,926
Fortune Brands Home & Security, Inc.	4,307	179,300
Insteel Industries, Inc.	501	8,066
Lennox International, Inc.	1,497	112,664
NCI Building Systems, Inc.*	519	6,612
Nortek, Inc.*	269	18,483
Owens Corning, Inc.*	9,309	353,556
Patrick Industries, Inc.*	199	5,980
PGT, Inc.*	991	9,821
Ply Gem Holdings, Inc.*	422	5,900
Simpson Manufacturing Co., Inc.	100	3,257
Trex Co., Inc.*	514	25,459
USG Corp.*	2,271	64,905

		1,345,086

Commercial Services & Supplies (1.3%)
Acorn Energy, Inc.	546	3,221
ADT Corp.*	6,900	280,554
Brink’s Co.	1,018	28,809
Casella Waste Systems, Inc., Class A*	1,041	5,986
CECO Environmental Corp.	255	3,590
Cenveo, Inc.*	802	2,366
Cintas Corp.	856	43,827
Clean Harbors, Inc.*	1,799	105,529
Copart, Inc.*	3,312	105,289
Costa, Inc.*	268	5,097
Deluxe Corp.	975	40,619
EnerNOC, Inc.*	275	4,122
G&K Services, Inc., Class A	96	5,798
Healthcare Services Group, Inc.	2,019	52,009
Heritage-Crystal Clean, Inc.*	239	4,307
Herman Miller, Inc.	1,729	50,452
HNI Corp.	1,266	45,804
InnerWorkings, Inc.*	1,323	12,992
Interface, Inc.	23,281	461,895
KAR Auction Services, Inc.	848	23,922
Knoll, Inc.	977	16,550
McGrath RentCorp.	365	13,031
Mine Safety Appliances Co.	834	43,043
Mobile Mini, Inc.*	12,559	427,760
Multi-Color Corp.	221	7,499
Performant Financial Corp.*	664	7,251
Pitney Bowes, Inc.	2,588	47,076
R.R. Donnelley & Sons Co.	2,903	45,867
Rollins, Inc.	1,883	49,918
Standard Parking Corp.*	302	8,121
Steelcase, Inc., Class A	290	4,820
Team, Inc.*	616	24,486
Tetra Tech, Inc.*	152	3,935
TMS International Corp., Class A	203	3,540
U.S. Ecology, Inc.	548	16,511
UniFirst Corp.	241	25,165
Waste Connections, Inc.	3,467	157,437
West Corp.	417	9,245

		2,197,443

Construction & Engineering (0.4%)
AECOM Technology Corp.*	295	9,225
Aegion Corp.*	139	3,299
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,984	202,226
Comfort Systems USA, Inc.	292	4,909
Dycom Industries, Inc.*	369	10,328
Furmanite Corp.*	686	6,791
Great Lakes Dredge & Dock Corp.	167	1,239
KBR, Inc.	9,289	303,193
MasTec, Inc.*	1,758	53,267
Pike Electric Corp.	419	4,743
Primoris Services Corp.	1,052	26,794
Quanta Services, Inc.*	1,311	36,066
Sterling Construction Co., Inc.*	32	296

		662,376

Electrical Equipment (0.7%)
Acuity Brands, Inc.	1,271	116,957
AMETEK, Inc.	7,703	354,492
AZZ, Inc.	762	31,897
Babcock & Wilcox Co.	2,297	77,455
Capstone Turbine Corp.*	9,136	10,781
Coleman Cable, Inc.	258	5,446
Encore Wire Corp.	74	2,919
EnerSys, Inc.	471	28,557
Enphase Energy, Inc.*	476	3,875
Franklin Electric Co., Inc.	1,328	52,323
FuelCell Energy, Inc.*	4,732	6,104
Generac Holdings, Inc.	1,528	65,154
General Cable Corp.	116	3,683
Hubbell, Inc., Class B	1,279	133,962
Polypore International, Inc.*	5,477	224,393
Power Solutions International, Inc.*	58	3,429
PowerSecure International, Inc.*	615	9,871
Preformed Line Products Co.	9	647
Revolution Lighting Technologies, Inc.*	831	2,127
SolarCity Corp.*	645	22,317
Thermon Group Holdings, Inc.*	807	18,650

		1,175,039

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	6,092	428,206

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Raven Industries, Inc.	1,070	$35,000

		463,206

Machinery (3.8%)
Accuride Corp.*	1,117	5,741
Actuant Corp., Class A	9,919	385,254
Albany International Corp., Class A	126	4,520
Altra Holdings, Inc.	14,366	386,589
Blount International, Inc.*	1,475	17,862
Chart Industries, Inc.*	4,629	569,552
CIRCOR International, Inc.	31	1,928
CLARCOR, Inc.	1,471	81,685
Colfax Corp.*	2,542	143,598
Columbus McKinnon Corp.*	82	1,970
Commercial Vehicle Group, Inc.*	510	4,060
Crane Co.	1,328	81,898
Donaldson Co., Inc.	4,014	153,054
Douglas Dynamics, Inc.	603	8,882
Energy Recovery, Inc.*	560	4,060
EnPro Industries, Inc.*	309	18,605
ESCO Technologies, Inc.	225	7,477
ExOne Co.*	168	7,157
Federal Signal Corp.*	1,859	23,925
Flow International Corp.*	276	1,101
Global Brass & Copper Holdings, Inc.*	51	895
Gorman-Rupp Co.	325	13,039
Graco, Inc.	1,819	134,715
Graham Corp.	300	10,839
Harsco Corp.	165	4,108
Hyster-Yale Materials Handling, Inc.	313	28,067
IDEX Corp.	10,191	664,963
ITT Corp.	2,666	95,843
John Bean Technologies Corp.	868	21,596
Joy Global, Inc.	5,844	298,278
Lincoln Electric Holdings, Inc.	9,696	645,947
Lindsay Corp.	379	30,934
Manitex International, Inc.*	364	3,979
Manitowoc Co., Inc.	25,019	489,872
Middleby Corp.*	2,442	510,158
Mueller Industries, Inc.	839	46,707
Mueller Water Products, Inc., Class A	4,717	37,689
Navistar International Corp.*	220	8,026
Nordson Corp.	1,906	140,339
Omega Flex, Inc.	81	1,530
Pall Corp.	2,388	183,971
Proto Labs, Inc.*	510	38,959
RBC Bearings, Inc.*	678	44,673
Rexnord Corp.*	903	18,782
Snap-on, Inc.	197	19,601
Standex International Corp.	75	4,455
Sun Hydraulics Corp.	644	23,345
Tennant Co.	542	33,604
Titan International, Inc.	1,218	17,831
Toro Co.	1,712	93,047
Trimas Corp.*	1,325	49,422
Valmont Industries, Inc.	3,858	535,915
Wabash National Corp.*	169	1,971
WABCO Holdings, Inc.*	1,731	145,854
Wabtec Corp.	2,856	179,557
Watts Water Technologies, Inc., Class A	63	3,551
Woodward, Inc.	2,034	83,048
Xerium Technologies, Inc.*	325	3,767
Xylem, Inc.	335	9,357

		6,587,152

Marine (0.4%)
Kirby Corp.*	7,063	611,303
Matson, Inc.	1,272	33,364

		644,667

Professional Services (2.0%)
Acacia Research Corp.	423	9,754
Advisory Board Co.*	7,978	474,531
Barrett Business Services, Inc.	212	14,270
Corporate Executive Board Co.	996	72,330
Dun & Bradstreet Corp.	1,097	113,923
Equifax, Inc.	3,576	214,024
Exponent, Inc.	2,261	162,430
Franklin Covey Co.*	190	3,411
GP Strategies Corp.*	440	11,537
Huron Consulting Group, Inc.*	6,474	340,597
IHS, Inc., Class A*	4,745	541,784
Insperity, Inc.	673	25,305
Kforce, Inc.	740	13,091
Mistras Group, Inc.*	477	8,109
National Technical Systems, Inc.*	171	3,907
Nielsen Holdings N.V.	8,500	309,825
Odyssey Marine Exploration, Inc.*	2,209	6,649
On Assignment, Inc.*	1,350	44,550
Pendrell Corp.*	701	1,360
Robert Half International, Inc.	13,752	536,741
RPX Corp.*	136	2,384
TrueBlue, Inc.*	1,214	29,148
WageWorks, Inc.*	8,618	434,778

		3,374,438

Road & Rail (0.7%)
Amerco, Inc.	117	21,543
Avis Budget Group, Inc.*	3,193	92,054
Celadon Group, Inc.	45	840
Con-way, Inc.	617	26,587
Genesee & Wyoming, Inc., Class A*	5,242	487,349
Heartland Express, Inc.	1,046	14,843
Hertz Global Holdings, Inc.*	11,773	260,890
Knight Transportation, Inc.	1,756	29,009
Landstar System, Inc.	1,382	77,364
Old Dominion Freight Line, Inc.*	2,110	97,039
Quality Distribution, Inc.*	216	1,996
Roadrunner Transportation Systems, Inc.*	259	7,314
Saia, Inc.*	725	22,605
Swift Transportation Co.*	2,482	50,112
Universal Truckload Services, Inc.	158	4,212
Werner Enterprises, Inc.	388	9,052
YRC Worldwide, Inc.*	65	1,097

		1,203,906

Trading Companies & Distributors (1.1%)
Aceto Corp.	168	2,624
Aircastle Ltd.	832	14,485
Applied Industrial Technologies, Inc.	1,144	58,916
Beacon Roofing Supply, Inc.*	1,437	52,982
BlueLinx Holdings, Inc.*	999	1,948
CAI International, Inc.*	190	4,421
DXP Enterprises, Inc.*	284	22,428
Edgen Group, Inc.*	503	3,823
H&E Equipment Services, Inc.*	886	23,532
HD Supply Holdings, Inc.*	18,383	403,875
Houston Wire & Cable Co.	174	2,344

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kaman Corp.	527	$19,952
MRC Global, Inc.*	1,064	28,515
MSC Industrial Direct Co., Inc., Class A	1,402	114,053
Rush Enterprises, Inc., Class A*	382	10,127
TAL International Group, Inc.	474	22,150
Textainer Group Holdings Ltd.	214	8,104
United Rentals, Inc.*	12,133	707,233
Watsco, Inc.	760	71,645
WESCO International, Inc.*	4,565	349,359

		1,922,516

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	263	5,505

Total Industrials		25,686,847

Information Technology (19.6%)
Communications Equipment (1.3%)
ADTRAN, Inc.	1,153	30,716
Alliance Fiber Optic Products, Inc.	342	7,001
Anaren, Inc.*	39	994
ARRIS Group, Inc.*	3,034	51,760
Aruba Networks, Inc.*	3,372	56,110
CalAmp Corp.*	1,051	18,529
Calix, Inc.*	1,033	13,150
Ciena Corp.*	18,064	451,239
Infinera Corp.*	3,108	35,151
InterDigital, Inc.	1,214	45,319
Ixia*	25,501	399,601
JDS Uniphase Corp.*	5,277	77,625
Juniper Networks, Inc.*	9,129	181,302
KVH Industries, Inc.*	396	5,465
Oplink Communications, Inc.*	48	903
Palo Alto Networks, Inc.*	996	45,637
Parkervision, Inc.*	2,677	8,968
PC-Tel, Inc.	73	646
Plantronics, Inc.	1,175	54,109
Procera Networks, Inc.*	116	1,797
Riverbed Technology, Inc.*	4,572	66,705
Ruckus Wireless, Inc.*	1,299	21,862
ShoreTel, Inc.*	41,219	248,963
Sonus Networks, Inc.*	461	1,558
Tessco Technologies, Inc.	14	472
Ubiquiti Networks, Inc.	375	12,596
ViaSat, Inc.*	6,018	383,647

		2,221,825

Computers & Peripherals (0.3%)
3D Systems Corp.*	2,987	161,268
Cray, Inc.*	608	14,635
Datalink Corp.*	556	7,517
Electronics for Imaging, Inc.*	744	23,570
Fusion-io, Inc.*	1,595	21,357
Immersion Corp.*	780	10,288
NCR Corp.*	4,887	193,574
Silicon Graphics International Corp.*	1,009	16,396
Stratasys Ltd.*	519	52,554
Synaptics, Inc.*	960	42,509

		543,668

Electronic Equipment, Instruments & Components (1.6%)
Anixter International, Inc.*	466	40,850
Badger Meter, Inc.	430	19,995
Belden, Inc.	1,156	74,042
CDW Corp.*	272	6,210
Cognex Corp.	17,690	554,758
Coherent, Inc.	616	37,853
Control4 Corp.*	40	693
Daktronics, Inc.	234	2,618
Dolby Laboratories, Inc., Class A	536	18,497
DTS, Inc.*	547	11,487
Electro Rent Corp.	284	5,152
Fabrinet*	9,501	159,997
FARO Technologies, Inc.*	12,009	506,419
FEI Co.	1,235	108,433
FLIR Systems, Inc.	2,932	92,065
InvenSense, Inc.*	1,696	29,883
IPG Photonics Corp.	959	54,001
Littelfuse, Inc.	588	45,993
Maxwell Technologies, Inc.*	877	7,963
Measurement Specialties, Inc.*	407	22,076
Mesa Laboratories, Inc.	80	5,409
Methode Electronics, Inc.	8,816	246,848
MTS Systems Corp.	473	30,438
National Instruments Corp.	8,560	264,761
Neonode, Inc.*	763	4,898
OSI Systems, Inc.*	545	40,586
RealD, Inc.*	1,036	7,252
Rofin-Sinar Technologies, Inc.*	57	1,380
Rogers Corp.*	197	11,718
Trimble Navigation Ltd.*	7,590	225,499
Uni-Pixel, Inc.*	302	5,354
Universal Display Corp.*	1,187	38,020

		2,681,148

Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	9,601	496,372
Angie’s List, Inc.*	20,129	452,902
Bankrate, Inc.*	15,056	309,702
Bazaarvoice, Inc.*	18,194	165,202
Benefitfocus, Inc.*	900	44,244
Blucora, Inc.*	772	17,741
Brightcove, Inc.*	838	9,428
Carbonite, Inc.*	354	5,310
ChannelAdvisor Corp.*	178	6,520
comScore, Inc.*	1,052	30,476
Constant Contact, Inc.*	919	21,771
Cornerstone OnDemand, Inc.*	3,891	200,153
CoStar Group, Inc.*	4,229	710,049
Cvent, Inc.*	1,132	39,812
Dealertrack Technologies, Inc.*	1,144	49,009
Demandware, Inc.*	11,738	543,822
Dice Holdings, Inc.*	1,218	10,365
E2open, Inc.*	438	9,811
eGain Corp.*	388	5,855
Envestnet, Inc.*	5,076	157,356
Forgame Holdings Ltd.*	1,000	6,576
Global Eagle Entertainment, Inc.*	639	5,968
Gogo, Inc.*	175	3,110
IAC/InterActiveCorp.	7,479	408,877
j2 Global, Inc.	1,360	67,347
LinkedIn Corp., Class A*	1,420	349,405
Liquidity Services, Inc.*	743	24,935
LivePerson, Inc.*	1,651	15,585
LogMeIn, Inc.*	728	22,604
Marin Software, Inc.*	274	3,439
Marketo, Inc.*	208	6,631
Millennial Media, Inc.*	1,052	7,438
Move, Inc.*	1,196	20,272
Net Element International, Inc.*	61	281
NIC, Inc.	1,917	44,302

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
OpenTable, Inc.*	2,574	$180,129
Pandora Media, Inc.*	29,743	747,442
Perficient, Inc.*	137	2,515
Rackspace Hosting, Inc.*	3,359	177,221
Reis, Inc.*	245	3,962
Responsys, Inc.*	1,019	16,813
SciQuest, Inc.*	679	15,250
Shutterstock, Inc.*	1,752	127,405
Spark Networks, Inc.*	524	4,360
SPS Commerce, Inc.*	449	30,047
Stamps.com, Inc.*	392	18,005
support.com, Inc.*	1,496	8,153
Textura Corp.*	109	4,696
Travelzoo, Inc.*	241	6,396
Tremor Video, Inc.*	138	1,274
Trulia, Inc.*	9,003	423,411
Unwired Planet, Inc.*	2,632	4,553
ValueClick, Inc.*	2,253	46,975
VistaPrint N.V.*	966	54,598
Vocus, Inc.*	53	493
Web.com Group, Inc.*	1,238	40,037
WebMD Health Corp.*	1,048	29,973
XO Group, Inc.*	805	10,401
Xoom Corp.*	235	7,475
Yelp, Inc.*	10,090	667,756
YuMe, Inc.*	88	933
Zillow, Inc., Class A*	4,517	381,099
Zix Corp.*	1,858	9,086

		7,293,128

IT Services (2.1%)
Acxiom Corp.*	6,294	178,687
Blackhawk Network Holdings, Inc.*	342	8,218
Booz Allen Hamilton Holding Corp.	864	16,692
Broadridge Financial Solutions, Inc.	3,596	114,173
Cardtronics, Inc.*	1,327	49,232
Cass Information Systems, Inc.	309	16,491
CIBER, Inc.*	51,011	168,336
Computer Task Group, Inc.	461	7,450
CSG Systems International, Inc.	557	13,953
DST Systems, Inc.	821	61,912
EPAM Systems, Inc.*	652	22,494
Euronet Worldwide, Inc.*	1,475	58,705
EVERTEC, Inc.	7,553	167,752
ExlService Holdings, Inc.*	974	27,740
FleetCor Technologies, Inc.*	2,018	222,303
Forrester Research, Inc.	376	13,822
Gartner, Inc.*	2,781	166,860
Genpact Ltd.*	4,979	94,004
Global Payments, Inc.	2,264	115,645
Hackett Group, Inc.	250	1,782
Heartland Payment Systems, Inc.	1,073	42,620
Higher One Holdings, Inc.*	924	7,087
iGATE Corp.*	1,043	28,954
Jack Henry & Associates, Inc.	2,558	132,018
Lender Processing Services, Inc.	2,173	72,296
Lionbridge Technologies, Inc.*	1,644	6,066
Luxoft Holding, Inc.*	87	2,303
MAXIMUS, Inc.	10,473	471,704
MoneyGram International, Inc.*	161	3,152
NeuStar, Inc., Class A*	1,953	96,634
Planet Payment, Inc.*	1,250	3,175
Sapient Corp.*	30,632	476,940
ServiceSource International, Inc.*	1,824	22,034
Syntel, Inc.	455	36,445
TeleTech Holdings, Inc.*	385	9,660
Teradata Corp.*	7,932	439,750
Total System Services, Inc.	3,764	110,737
Unisys Corp.*	67	1,688
Vantiv, Inc., Class A*	2,595	72,504
Virtusa Corp.*	613	17,814
WEX, Inc.*	1,148	100,737

		3,680,569

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	136	6,192

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Energy Industries, Inc.*	1,099	19,255
Advanced Micro Devices, Inc.*	17,958	68,240
Ambarella, Inc.*	552	10,775
Applied Micro Circuits Corp.*	2,170	27,993
Atmel Corp.*	51,144	380,511
Cabot Microelectronics Corp.*	698	26,887
Cavium, Inc.*	19,986	823,423
Cirrus Logic, Inc.*	770	17,464
Cree, Inc.*	3,500	210,665
Cypress Semiconductor Corp.*	4,394	41,040
Diodes, Inc.*	837	20,507
Entegris, Inc.*	622	6,313
Exar Corp.*	1,139	15,274
Freescale Semiconductor Ltd.*	761	12,671
GT Advanced Technologies, Inc.*	3,013	25,641
Hittite Microwave Corp.*	934	61,037
Inphi Corp.*	289	3,881
Integrated Device Technology, Inc.*	1,152	10,852
Intermolecular, Inc.*	497	2,738
Lattice Semiconductor Corp.*	94,052	419,472
LSI Corp.	1,918	14,999
MA-COM Technology Solutions Holdings, Inc.*	293	4,987
MaxLinear, Inc., Class A*	682	5,654
Micrel, Inc.	1,401	12,763
Microsemi Corp.*	2,137	51,822
Mindspeed Technologies, Inc.*	1,102	3,350
Monolithic Power Systems, Inc.	1,098	33,247
MoSys, Inc.*	1,217	4,527
Nanometrics, Inc.*	15,467	249,328
NVE Corp.*	145	7,401
NXP Semiconductor N.V.*	10,295	383,077
OmniVision Technologies, Inc.*	139	2,128
ON Semiconductor Corp.*	12,688	92,622
PDF Solutions, Inc.*	754	16,023
Peregrine Semiconductor Corp.*	786	7,050
PLX Technology, Inc.*	1,272	7,657
PMC-Sierra, Inc.*	2,607	17,258
Power Integrations, Inc.	7,245	392,317
Rambus, Inc.*	3,335	31,349
RF Micro Devices, Inc.*	7,260	40,946
Rubicon Technology, Inc.*	59	715
Rudolph Technologies, Inc.*	164	1,870
Semtech Corp.*	15,023	450,540
Silicon Image, Inc.*	2,304	12,303
Silicon Laboratories, Inc.*	9,943	424,666
Skyworks Solutions, Inc.*	4,714	117,096
SunEdison, Inc.*	32,922	262,388
SunPower Corp.*	1,233	32,255
Teradyne, Inc.*	15,707	259,480
TriQuint Semiconductor, Inc.*	482	3,919

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ultra Clean Holdings, Inc.*	52	$359
Ultratech, Inc.*	830	25,149
Veeco Instruments, Inc.*	7,283	271,146
Volterra Semiconductor Corp.*	12,977	298,471
Xilinx, Inc.	2,109	98,828

		5,842,329

Software (6.6%)
ACI Worldwide, Inc.*	1,180	63,791
Activision Blizzard, Inc.	20,861	347,753
Actuate Corp.*	1,331	9,783
Advent Software, Inc.	8,093	256,953
American Software, Inc., Class A	725	6,192
ANSYS, Inc.*	7,875	681,345
Aspen Technology, Inc.*	10,736	370,929
Autodesk, Inc.*	11,560	475,925
AVG Technologies N.V.*	714	17,093
Blackbaud, Inc.	1,349	52,665
Bottomline Technologies (de), Inc.*	17,798	496,208
BroadSoft, Inc.*	15,070	542,972
Cadence Design Systems, Inc.*	63,921	862,934
Callidus Software, Inc.*	1,129	10,353
CommVault Systems, Inc.*	1,380	121,205
Comverse, Inc.*	664	21,215
Concur Technologies, Inc.*	8,190	904,995
Cyan, Inc.*	45	452
Digimarc Corp.	190	3,838
Ebix, Inc.	698	6,938
Ellie Mae, Inc.*	788	25,224
EPIQ Systems, Inc.	52	687
ePlus, Inc.	7	362
FactSet Research Systems, Inc.	1,306	142,485
Fair Isaac Corp.	1,062	58,707
FireEye, Inc.*	3,710	154,076
FleetMatics Group plc*	8,153	306,145
Fortinet, Inc.*	4,020	81,445
Gigamon, Inc.*	78	3,014
Glu Mobile, Inc.*	1,787	4,986
Guidance Software, Inc.*	487	4,417
Guidewire Software, Inc.*	5,037	237,293
Imperva, Inc.*	603	25,338
Infoblox, Inc.*	13,154	550,100
Informatica Corp.*	13,652	532,018
Interactive Intelligence Group, Inc.*	464	29,459
Jive Software, Inc.*	1,182	14,775
Manhattan Associates, Inc.*	576	54,979
MICROS Systems, Inc.*	351	17,529
MicroStrategy, Inc., Class A*	271	28,119
Mitek Systems, Inc.*	758	3,926
Model N, Inc.*	240	2,376
Monotype Imaging Holdings, Inc.	1,144	32,787
NetScout Systems, Inc.*	1,084	27,718
NetSuite, Inc.*	2,523	272,333
Pegasystems, Inc.	521	20,741
Progress Software Corp.*	817	21,144
Proofpoint, Inc.*	651	20,910
PROS Holdings, Inc.*	673	23,010
PTC, Inc.*	3,544	100,756
QAD, Inc., Class A	119	1,623
QAD, Inc., Class B	37	416
Qlik Technologies, Inc.*	2,580	88,339
Qualys, Inc.*	444	9,497
Rally Software Development Corp.*	206	6,172
RealPage, Inc.*	1,389	32,169
Red Hat, Inc.*	4,891	225,671
Rosetta Stone, Inc.*	344	5,583
Rovi Corp.*	363	6,959
Sapiens International Corp. N.V.	79	478
ServiceNow, Inc.*	14,062	730,521
Silver Spring Networks, Inc.*	176	3,050
SolarWinds, Inc.*	1,939	67,981
Solera Holdings, Inc.	2,044	108,066
Sourcefire, Inc.*	924	70,150
Splunk, Inc.*	5,401	324,276
SS&C Technologies Holdings, Inc.*	1,725	65,723
Symantec Corp.	13,659	338,060
Synchronoss Technologies, Inc.*	858	32,656
Tableau Software, Inc., Class A*	1,896	135,071
Take-Two Interactive Software, Inc.*	2,394	43,475
Tangoe, Inc.*	928	22,142
TIBCO Software, Inc.*	4,866	124,521
TiVo, Inc.*	1,766	21,969
Tyler Technologies, Inc.*	935	81,785
Ultimate Software Group, Inc.*	3,419	503,961
VASCO Data Security International, Inc.*	361	2,848
Verint Systems, Inc.*	1,558	57,740
VirnetX Holding Corp.*	1,263	25,765
Vringo, Inc.*	360	1,037
Workday, Inc., Class A*	1,869	151,258

		11,339,360

Total Information Technology		33,608,219

Materials (3.1%)
Chemicals (1.5%)
Advanced Emissions Solutions, Inc.*	305	13,030
Albemarle Corp.	915	57,590
American Pacific Corp.*	175	9,583
American Vanguard Corp.	857	23,070
Arabian American Development Co.*	550	5,005
Balchem Corp.	878	45,437
Calgon Carbon Corp.*	1,614	30,650
Chase Corp.	57	1,675
Chemtura Corp.*	2,907	66,832
Ferro Corp.*	2,164	19,714
Flotek Industries, Inc.*	1,429	32,867
FutureFuel Corp.	151	2,712
H.B. Fuller Co.	11,354	513,087
Hawkins, Inc.	283	10,680
Innophos Holdings, Inc.	646	34,096
Innospec, Inc.	663	30,936
International Flavors & Fragrances, Inc.	2,421	199,248
KMG Chemicals, Inc.	201	4,420
Koppers Holdings, Inc.	620	26,443
Landec Corp.*	771	9,406
LSB Industries, Inc.*	314	10,528
Marrone Bio Innovations, Inc.*	83	1,399
NewMarket Corp.	282	81,191
Olin Corp.	1,571	36,243
OM Group, Inc.*	62	2,094
OMNOVA Solutions, Inc.*	1,413	12,081
Penford Corp.*	44	630
PolyOne Corp.	18,828	578,208
Quaker Chemical Corp.	397	29,001
Rockwood Holdings, Inc.	1,675	112,057
RPM International, Inc.	3,684	133,361
Scotts Miracle-Gro Co., Class A	1,274	70,108
Stepan Co.	336	19,397

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Taminco Corp.*	418	$8,485
Tredegar Corp.	268	6,968
Valspar Corp.	2,647	167,899
W.R. Grace & Co.*	1,964	171,654
Westlake Chemical Corp.	519	54,319
Zep, Inc.	258	4,195

		2,636,299

Construction Materials (0.2%)
Eagle Materials, Inc.	1,469	106,576
Headwaters, Inc.*	2,193	19,715
Martin Marietta Materials, Inc.	1,368	134,296
Texas Industries, Inc.*	606	40,184
United States Lime & Minerals, Inc.*	55	3,223
US Concrete, Inc.*	401	8,044

		312,038

Containers & Packaging (0.9%)
AEP Industries, Inc.*	131	9,735
AptarGroup, Inc.	1,387	83,400
Avery Dennison Corp.	943	41,039
Ball Corp.	4,416	198,190
Bemis Co., Inc.	1,337	52,156
Berry Plastics Group, Inc.*	1,654	33,031
Crown Holdings, Inc.*	3,639	153,857
Graphic Packaging Holding Co.*	6,210	53,158
Greif, Inc., Class A	187	9,169
Myers Industries, Inc.	118	2,373
Owens-Illinois, Inc.*	2,868	86,097
Packaging Corp. of America	2,912	166,246
Rock-Tenn Co., Class A	3,716	376,319
Sealed Air Corp.	5,819	158,219
Silgan Holdings, Inc.	1,283	60,301

		1,483,290

Metals & Mining (0.1%)
AMCOL International Corp.	323	10,556
Coeur Mining, Inc.*	1,140	13,737
Compass Minerals International, Inc.	988	75,355
Globe Specialty Metals, Inc.	114	1,757
Gold Resource Corp.	975	6,464
Handy & Harman Ltd.*	141	3,366
Hecla Mining Co.	1,431	4,493
Materion Corp.	321	10,291
Midway Gold Corp.*	3,069	2,931
Olympic Steel, Inc.	70	1,945
Paramount Gold and Silver Corp.*	4,153	5,357
Royal Gold, Inc.	489	23,795
Schnitzer Steel Industries, Inc., Class A	40	1,101
Tahoe Resources, Inc.*	330	5,913
U.S. Silica Holdings, Inc.	641	15,961
Walter Energy, Inc.	654	9,176
Worthington Industries, Inc.	1,563	53,814

		246,012

Paper & Forest Products (0.4%)
Boise Cascade Co.*	361	9,729
Clearwater Paper Corp.*	523	24,984
Deltic Timber Corp.	334	21,757
KapStone Paper and Packaging Corp.	4,422	189,262
Louisiana-Pacific Corp.*	16,172	284,465
Neenah Paper, Inc.	52	2,044
P.H. Glatfelter Co.	1,143	30,941
Schweitzer-Mauduit International, Inc.	670	40,555
Wausau Paper Corp.	1,389	18,043

		621,780

Total Materials		5,299,419

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	2,162	21,771
Atlantic Tele-Network, Inc.	275	14,336
Cbeyond, Inc.*	35	224
Cincinnati Bell, Inc.*	2,019	5,492
Cogent Communications Group, Inc.	1,396	45,021
Consolidated Communications Holdings, Inc.	1,194	20,585
Fairpoint Communications, Inc.*	537	5,128
General Communication, Inc., Class A*	948	9,025
HickoryTech Corp.	413	4,700
IDT Corp., Class B	433	7,686
inContact, Inc.*	1,485	12,281
Inteliquent, Inc.	379	3,661
Intelsat S.A.*	39	936
Level 3 Communications, Inc.*	1,609	42,944
Lumos Networks Corp.	465	10,077
magicJack VocalTec Ltd.*	372	4,788
Premiere Global Services, Inc.*	288	2,868
Primus Telecommunications Group, Inc.	372	1,261
Straight Path Communications, Inc., Class B*	216	1,136
Towerstream Corp.*	1,548	4,427
tw telecom, Inc.*	4,466	133,377
Windstream Holdings, Inc.	16,617	132,936

		484,660

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	366	5,779
NTELOS Holdings Corp.	460	8,648
Shenandoah Telecommunications Co.	637	15,352

		29,779

Total Telecommunication Services		514,439

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	1,560	146,421
UNS Energy Corp.	74	3,450

		149,871

Gas Utilities (0.0%)
Questar Corp.	677	15,226
South Jersey Industries, Inc.	179	10,486

		25,712

Water Utilities (0.1%)
American States Water Co.	98	2,701
Aqua America, Inc.	4,580	113,264
Pure Cycle Corp.*	507	2,342
SJW Corp.	129	3,615

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	290	$5,820

		127,742

Total Utilities		303,325

Total Common Stocks (81.5%)
(Cost $92,969,356)		139,741,258

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/31/13(b)*	162	—

Total Energy		—

Financials (0.0%)
Diversified Financial Services (0.0%)
Platform Acquisition Holdings Ltd., expiring 7/31/20(b)*	21,505	3,763

Total Financials		3,763

Total Warrants (0.0%) (Cost $215)		3,763

Total Investments (81.5%) (Cost $92,969,571)		139,745,021
Other Assets Less Liabilities (18.5%)		31,741,766

Net Assets (100%)		$171,486,787

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	46	December-13	$2,921,761	$2,952,280	$30,519
Russell 2000 Mini Index	84	December-13	8,833,980	8,999,760	165,780
S&P MidCap 400 E-Mini Index	147	December-13	18,042,828	18,236,820	193,992

					$390,291

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,115,422	$332,347	$—	$29,447,769
Consumer Staples	5,823,246	—	—	5,823,246
Energy	7,235,418	—	—	7,235,418
Financials	9,451,097	229,243	—	9,680,340
Health Care	21,951,021	191,215	—	22,142,236
Industrials	25,686,847	—	—	25,686,847
Information Technology	33,601,643	6,576	—	33,608,219
Materials	5,299,419	—	—	5,299,419
Telecommunication Services	514,439	—	—	514,439
Utilities	303,325	—	—	303,325
Futures	390,291	—	—	390,291
Warrants
Energy	—	—	—	—
Financials	—	3,763	—	3,763

Total Assets	$139,372,168	$763,144	$—	$140,135,312

Total Liabilities	$—	$—	$—	$—

Total	$139,372,168	$763,144	$—	$140,135,312

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,730,634
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$182,465,073

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,391,648
Aggregate gross unrealized depreciation	(2,451,764)

Net unrealized appreciation	$42,939,884

Federal income tax cost of investments	$96,805,137

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.6%)
Allison Transmission Holdings, Inc.	1,125	$28,181
American Axle & Manufacturing Holdings, Inc.*	806	15,894
Cooper Tire & Rubber Co.	2,125	65,450
Dana Holding Corp.	5,125	117,055
Federal-Mogul Corp.*	705	11,837
Fox Factory Holding Corp.*	146	2,814
Fuel Systems Solutions, Inc.*	546	10,734
Gentex Corp.	2,353	60,213
Lear Corp.	2,744	196,388
Modine Manufacturing Co.*	1,816	26,568
Remy International, Inc.	526	10,646
Shiloh Industries, Inc.	199	2,607
Spartan Motors, Inc.	1,245	7,557
Standard Motor Products, Inc.	226	7,268
Stoneridge, Inc.*	192	2,076
Superior Industries International, Inc.	901	16,065
Tenneco, Inc.*	9,413	475,357
TRW Automotive Holdings Corp.*	4,112	293,227

		1,349,937

Distributors (0.0%)
Core-Mark Holding Co., Inc.	381	25,313
VOXX International Corp.*	687	9,412
Weyco Group, Inc.	215	6,089

		40,814

Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	3,660	76,164
Ascent Capital Group, Inc., Class A*	476	38,375
Bridgepoint Education, Inc.*	706	12,736
Career Education Corp.*	2,106	5,812
Corinthian Colleges, Inc.*	3,036	6,649
DeVry, Inc.	2,393	73,130
Hillenbrand, Inc.	8,272	226,405
Lincoln Educational Services Corp.	679	3,130
Mac-Gray Corp.	410	5,970
Matthews International Corp., Class A	595	22,658
Regis Corp.	1,837	26,967
Service Corp. International	1,795	33,423
Steiner Leisure Ltd.*	14,734	860,908
Stewart Enterprises, Inc., Class A	190	2,497
Universal Technical Institute, Inc.	800	9,704
Weight Watchers International, Inc.	470	17,564

		1,422,092

Hotels, Restaurants & Leisure (1.4%)
Biglari Holdings, Inc.*	56	23,110
Bob Evans Farms, Inc.	960	54,979
Bravo Brio Restaurant Group, Inc.*	51	770
Caesars Entertainment Corp.*	105	2,070
Carrols Restaurant Group, Inc.*	881	5,374
Choice Hotels International, Inc.	1,011	43,665
Del Frisco’s Restaurant Group, Inc.*	231	4,659
Denny’s Corp.*	753	4,608
Diamond Resorts International, Inc.*	309	5,812
DineEquity, Inc.	303	20,907
Einstein Noah Restaurant Group, Inc.	53	918
International Speedway Corp., Class A	1,029	33,237
Isle of Capri Casinos, Inc.*	773	5,844
Jack in the Box, Inc.*	354	14,160
Life Time Fitness, Inc.*	6,730	346,393
Luby’s, Inc.*	794	5,701
Marcus Corp.	744	10,810
Marriott Vacations Worldwide Corp.*	1,133	49,852
Monarch Casino & Resort, Inc.*	171	3,246
Morgans Hotel Group Co.*	580	4,460
Noodles & Co.*	37	1,579
Orient-Express Hotels Ltd., Class A*	3,716	48,234
Penn National Gaming, Inc.*	2,625	145,320
Pinnacle Entertainment, Inc.*	180	4,509
Red Robin Gourmet Burgers, Inc.*	5,363	381,309
Royal Caribbean Cruises Ltd.	6,007	229,948
Ruby Tuesday, Inc.*	2,357	17,677
Scientific Games Corp., Class A*	486	7,859
Sonic Corp.*	426	7,561
Speedway Motorsports, Inc.	465	8,324
Town Sports International Holdings, Inc.	889	11,539
Wendy’s Co.	179,833	1,524,984
WMS Industries, Inc.*	2,127	55,196

		3,084,614

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	385	6,233
Beazer Homes USA, Inc.*	431	7,758
Cavco Industries, Inc.*	30	1,708
CSS Industries, Inc.	326	7,827
D.R. Horton, Inc.	10,809	210,019
Ethan Allen Interiors, Inc.	135	3,762
Flexsteel Industries, Inc.	173	4,320
Harman International Industries, Inc.	2,624	173,787
Helen of Troy Ltd.*	1,239	54,764
Hooker Furniture Corp.	423	6,324
Hovnanian Enterprises, Inc., Class A*	1,318	6,893
Jarden Corp.*	23,714	1,147,758
La-Z-Boy, Inc.	1,499	34,042
Leggett & Platt, Inc.	5,526	166,609
Lennar Corp., Class A	6,349	224,755
Lifetime Brands, Inc.	392	5,994
M.D.C. Holdings, Inc.	1,220	36,612
M/I Homes, Inc.*	680	14,022
Meritage Homes Corp.*	252	10,823
Mohawk Industries, Inc.*	7,126	928,161
NACCO Industries, Inc., Class A	203	11,250
NVR, Inc.*	30	27,576
Skullcandy, Inc.*	686	4,239
Standard Pacific Corp.*	5,741	45,411
Taylor Morrison Home Corp., Class A*	149	3,375
Toll Brothers, Inc.*	6,506	210,990
TRI Pointe Homes, Inc.*	563	8,265
UCP, Inc., Class A*	121	1,796
Universal Electronics, Inc.*	526	18,952
WCI Communities, Inc.*	115	1,985
Whirlpool Corp.	2,608	381,916
Zagg, Inc.*	1,190	5,355

		3,773,281

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	255	1,257
RetailMeNot, Inc.*	81	2,881
ValueVision Media, Inc., Class A*	186	809

		4,947

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	860	10,458
Brunswick Corp.	10,189	406,643
Callaway Golf Co.	45,162	321,553
JAKKS Pacific, Inc.	793	3,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A*	205	$5,498
LeapFrog Enterprises, Inc.*	2,457	23,145

		770,857

Media (2.4%)
AH Belo Corp., Class A	682	5,354
Beasley Broadcasting Group, Inc., Class A	157	1,364
Belo Corp., Class A	2,701	37,004
Carmike Cinemas, Inc.*	639	14,109
Central European Media Enterprises Ltd., Class A*	2,923	15,404
Crown Media Holdings, Inc., Class A*	1,146	3,530
Cumulus Media, Inc., Class A*	692	3,668
Daily Journal Corp.*	40	5,880
Dex Media, Inc.*	663	5,390
Digital Generation, Inc.*	905	11,702
DreamWorks Animation SKG, Inc., Class A*	2,857	81,310
Entercom Communications Corp., Class A*	923	8,104
EW Scripps Co., Class A*	1,200	22,020
Gannett Co., Inc.	70,285	1,882,935
Global Sources Ltd.*	642	4,764
Gray Television, Inc.*	1,794	14,083
Harte-Hanks, Inc.	1,649	14,561
Interpublic Group of Cos., Inc.	33,761	580,014
John Wiley & Sons, Inc., Class A	1,714	81,741
Journal Communications, Inc., Class A*	1,680	14,364
Live Nation Entertainment, Inc.*	5,348	99,205
Martha Stewart Living Omnimedia, Inc., Class A*	1,140	2,622
McClatchy Co., Class A*	508	1,524
MDC Partners, Inc., Class A	636	17,795
Media General, Inc., Class A*	734	10,467
Meredith Corp.	1,386	66,001
National CineMedia, Inc.	1,535	28,950
New York Times Co., Class A*	171,233	2,152,399
Reading International, Inc., Class A*	543	3,567
Regal Entertainment Group, Class A	2,507	47,583
Rentrak Corp.*	37	1,207
Saga Communications, Inc., Class A	138	6,124
Salem Communications Corp., Class A	410	3,395
Scholastic Corp.	1,015	29,080
Speed Commerce, Inc.*	1,487	4,877
Starz, Class A*	518	14,571
Valassis Communications, Inc.	1,501	43,349
Washington Post Co., Class B	167	102,095
World Wrestling Entertainment, Inc., Class A	971	9,875

		5,451,987

Multiline Retail (1.1%)
Big Lots, Inc.*	1,659	61,532
Bon-Ton Stores, Inc.	40	422
Dillard’s, Inc., Class A	342	26,779
Fred’s, Inc., Class A	1,407	22,019
Gordmans Stores, Inc.	255	2,869
J.C. Penney Co., Inc.*	6,612	58,318
Saks, Inc.*	4,054	64,621
Sears Holdings Corp.*	36,674	2,187,237
Tuesday Morning Corp.*	1,654	25,257

		2,449,054

Specialty Retail (2.4%)
Aaron’s, Inc.	40,937	1,133,955
Abercrombie & Fitch Co., Class A	2,676	94,650
American Eagle Outfitters, Inc.	2,654	37,130
America’s Car-Mart, Inc.*	71	3,203
Asbury Automotive Group, Inc.*	145	7,714
Ascena Retail Group, Inc.*	4,130	82,311
Barnes & Noble, Inc.*	1,464	18,944
bebe stores, Inc.	1,322	8,051
Body Central Corp.*	628	3,831
Brown Shoe Co., Inc.	642	15,068
Cato Corp., Class A	856	23,951
Chico’s FAS, Inc.	16,294	271,458
Children’s Place Retail Stores, Inc.*	590	34,137
Citi Trends, Inc.*	555	9,701
CST Brands, Inc.	2,337	69,643
Destination Maternity Corp.	58	1,844
Destination XL Group, Inc.*	1,613	10,436
Dick’s Sporting Goods, Inc.	5,071	270,690
DSW, Inc., Class A	126	10,750
Finish Line, Inc., Class A	1,248	31,038
Foot Locker, Inc.	5,118	173,705
GameStop Corp., Class A	12,102	600,864
Genesco, Inc.*	262	17,182
Group 1 Automotive, Inc.	824	64,008
Guess?, Inc.	2,251	67,192
Haverty Furniture Cos., Inc.	598	14,669
hhgregg, Inc.*	498	8,919
Jos. A. Bank Clothiers, Inc.*	922	40,531
Kirkland’s, Inc.*	172	3,172
MarineMax, Inc.*	894	10,907
Men’s Wearhouse, Inc.	1,946	66,261
New York & Co., Inc.*	424	2,451
Office Depot, Inc.*	7,186	34,708
OfficeMax, Inc.	3,362	43,000
Pacific Sunwear of California, Inc.*	240	720
Penske Automotive Group, Inc.	10,689	456,741
PEP Boys-Manny, Moe & Jack*	2,051	25,576
RadioShack Corp.*	3,919	13,364
Rent-A-Center, Inc.	2,014	76,733
Sears Hometown and Outlet Stores, Inc.*	121	3,842
Select Comfort Corp.*	135	3,287
Shoe Carnival, Inc.	579	15,639
Signet Jewelers Ltd.	2,825	202,411
Sonic Automotive, Inc., Class A	1,127	26,823
Stage Stores, Inc.	1,263	24,250
Staples, Inc.	57,771	846,345
Stein Mart, Inc.	529	7,258
Systemax, Inc.	439	4,070
Tiffany & Co.	2,806	214,996
Trans World Entertainment Corp.	313	1,449
West Marine, Inc.*	632	7,710
Zale Corp.*	1,249	18,985

		5,236,273

Textiles, Apparel & Luxury Goods (0.3%)
American Apparel, Inc.*	2,165	2,815
Columbia Sportswear Co.	497	29,934
Crocs, Inc.*	467	6,356
Culp, Inc.	51	954
Deckers Outdoor Corp.*	751	49,506
Fifth & Pacific Cos., Inc.*	4,555	114,467
G-III Apparel Group Ltd.*	163	8,898
Iconix Brand Group, Inc.*	1,187	39,432
Jones Group, Inc.	3,088	46,351
Maidenform Brands, Inc.*	892	20,953
Movado Group, Inc.	646	28,263

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Perry Ellis International, Inc.	487	$9,175
PVH Corp.	1,547	183,613
Quiksilver, Inc.*	1,413	9,933
R.G. Barry Corp.	330	6,240
Skechers U.S.A., Inc., Class A*	1,499	46,634
Unifi, Inc.*	571	13,339

		616,863

Total Consumer Discretionary		24,200,719

Consumer Staples (4.3%)
Beverages (0.5%)
Beam, Inc.	4,748	306,958
Craft Brew Alliance, Inc.*	253	3,400
Molson Coors Brewing Co., Class B	16,459	825,090

		1,135,448

Food & Staples Retailing (0.6%)
Andersons, Inc.	721	50,398
Fairway Group Holdings Corp.*	350	8,946
Harris Teeter Supermarkets, Inc.	21,246	1,045,091
Ingles Markets, Inc., Class A	426	12,239
Nash Finch Co.	480	12,677
Pantry, Inc.*	806	8,931
Rite Aid Corp.*	10,864	51,713
Roundy’s, Inc.	977	8,402
Spartan Stores, Inc.	837	18,464
Sprouts Farmers Market, Inc.*	232	10,298
SUPERVALU, Inc.*	2,013	16,567
Village Super Market, Inc., Class A	99	3,764
Weis Markets, Inc.	428	20,946

		1,268,436

Food Products (2.6%)
Alico, Inc.	14	576
B&G Foods, Inc.	20,115	694,973
Boulder Brands, Inc.*	152	2,438
Bunge Ltd.	4,964	376,817
Cal-Maine Foods, Inc.	83	3,992
Chiquita Brands International, Inc.*	1,794	22,712
ConAgra Foods, Inc.	40,234	1,220,700
Darling International, Inc.*	3,298	69,786
Dean Foods Co.*	3,600	69,480
Diamond Foods, Inc.*	847	19,972
Dole Food Co., Inc.*	1,983	27,009
Flowers Foods, Inc.	15,737	337,401
Fresh Del Monte Produce, Inc.	1,465	43,481
Griffin Land & Nurseries, Inc.	102	3,274
Ingredion, Inc.	7,086	468,881
John B. Sanfilippo & Son, Inc.	321	7,444
Omega Protein Corp.*	751	7,638
Pinnacle Foods, Inc.	10,832	286,723
Post Holdings, Inc.*	49,824	2,011,395
Seaboard Corp.	10	27,480
Seneca Foods Corp., Class A*	304	9,147
Snyders-Lance, Inc.	1,561	45,035
Tootsie Roll Industries, Inc.	52	1,603
TreeHouse Foods, Inc.*	492	32,880

		5,790,837

Household Products (0.6%)
Central Garden & Pet Co., Class A*	1,407	9,638
Energizer Holdings, Inc.	13,112	1,195,159
Harbinger Group, Inc.*	1,168	12,112
Oil-Dri Corp. of America	147	4,960
Orchids Paper Products Co.	48	1,328

		1,223,197

Personal Products (0.0%)
Coty, Inc., Class A*	648	10,504
Elizabeth Arden, Inc.*	155	5,723
Inter Parfums, Inc.	200	5,998
Nature’s Sunshine Products, Inc.	402	7,666
Nutraceutical International Corp.	312	7,407
Revlon, Inc., Class A*	303	8,414

		45,712

Tobacco (0.0%)
Alliance One International, Inc.*	3,182	9,260
Universal Corp.	874	44,513
Vector Group Ltd.	664	10,684

		64,457

Total Consumer Staples		9,528,087

Energy (5.9%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	1,804	99,292
Basic Energy Services, Inc.*	1,131	14,296
Bolt Technology Corp.	296	5,343
Bristow Group, Inc.	5,280	384,173
C&J Energy Services, Inc.*	1,749	35,120
Cal Dive International, Inc.*	3,827	7,845
CARBO Ceramics, Inc.	435	43,113
Dawson Geophysical Co.*	311	10,098
Era Group, Inc.*	776	21,092
Exterran Holdings, Inc.*	2,163	59,634
Forum Energy Technologies, Inc.*	765	20,663
Frank’s International N.V.*	678	20,293
Global Geophysical Services, Inc.*	760	2,060
Gulf Island Fabrication, Inc.	558	13,677
Gulfmark Offshore, Inc., Class A	7,798	396,840
Helix Energy Solutions Group, Inc.*	21,600	547,992
Helmerich & Payne, Inc.	10,608	731,422
Hercules Offshore, Inc.*	6,163	45,421
Hornbeck Offshore Services, Inc.*	1,286	73,868
ION Geophysical Corp.*	4,015	20,878
Key Energy Services, Inc.*	5,900	43,011
Matrix Service Co.*	847	16,618
McDermott International, Inc.*	8,930	66,350
Mitcham Industries, Inc.*	489	7,477
Nabors Industries Ltd.	11,256	180,771
Natural Gas Services Group, Inc.*	490	13,142
Newpark Resources, Inc.*	686	8,685
Nuverra Environmental Solutions, Inc.*	5,227	11,970
Oil States International, Inc.*	2,114	218,714
Parker Drilling Co.*	4,590	26,163
Patterson-UTI Energy, Inc.	5,672	121,267
PHI, Inc. (Non-Voting)*	465	17,535
Pioneer Energy Services Corp.*	2,386	17,919
Rowan Cos., plc, Class A*	4,735	173,869
RPC, Inc.	473	7,317
SEACOR Holdings, Inc.	696	62,946
Solar Cayman Ltd.(b)*§†	50,828	5,083
Superior Energy Services, Inc.*	18,833	471,578
Tesco Corp.*	1,178	19,519
TETRA Technologies, Inc.*	3,025	37,903
TGC Industries, Inc.	89	702
Tidewater, Inc.	1,909	113,185
Unit Corp.*	1,879	87,355
Vantage Drilling Co.*	7,681	13,288
Willbros Group, Inc.*	1,535	14,091

		4,309,578

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (4.0%)
Adams Resources & Energy, Inc.	78	$4,330
Alon USA Energy, Inc.	886	9,046
Alpha Natural Resources, Inc.*	8,559	51,012
Apco Oil and Gas International, Inc.*	273	3,893
Approach Resources, Inc.*	600	15,768
Arch Coal, Inc.	8,221	33,788
Athlon Energy, Inc.*	389	12,720
Berry Petroleum Co., Class A	1,357	58,527
Bill Barrett Corp.*	1,356	34,049
BPZ Resources, Inc.*	4,538	8,849
Callon Petroleum Co.*	1,604	8,774
Carrizo Oil & Gas, Inc.*	227	8,469
Cimarex Energy Co.	17,565	1,693,266
Clayton Williams Energy, Inc.*	225	11,806
Cloud Peak Energy, Inc.*	2,361	34,636
Comstock Resources, Inc.	1,870	29,752
Contango Oil & Gas Co.	6,313	232,003
Crimson Exploration, Inc.*	705	2,122
Crosstex Energy, Inc.	157	3,280
Delek U.S. Holdings, Inc.	506	10,672
Denbury Resources, Inc.*	28,130	517,873
Emerald Oil, Inc.*	1,414	10,167
Endeavour International Corp.*	1,770	9,469
Energen Corp.	12,607	963,049
Energy XXI Bermuda Ltd.	3,014	91,023
EPL Oil & Gas, Inc.*	788	29,243
EQT Corp.	3,734	331,280
Equal Energy Ltd.	1,291	6,081
EXCO Resources, Inc.	2,568	17,308
Forest Oil Corp.*	4,037	24,626
Frontline Ltd.*	2,080	5,512
GasLog Ltd.	950	14,183
Golar LNG Ltd.	1,663	62,645
Green Plains Renewable Energy, Inc.	983	15,777
Gulfport Energy Corp.*	563	36,223
Halcon Resources Corp.*	8,744	38,736
Hallador Energy Co.	371	2,708
Jones Energy, Inc., Class A*	170	2,790
Knightsbridge Tankers Ltd.	910	9,255
L&L Energy, Inc.*	1,156	1,468
Laredo Petroleum Holdings, Inc.*	176	5,224
Magnum Hunter Resources Corp.*	4,587	28,302
Matador Resources Co.*	2,184	35,665
Midstates Petroleum Co., Inc.*	1,277	6,551
Miller Energy Resources, Inc.*	1,174	8,523
Newfield Exploration Co.*	5,237	143,337
Noble Energy, Inc.	9,216	617,564
Nordic American Tankers Ltd.	2,558	21,078
Northern Oil and Gas, Inc.*	2,469	35,628
PBF Energy, Inc.	911	20,452
PDC Energy, Inc.*	1,348	80,260
Peabody Energy Corp.	10,308	177,813
Pengrowth Energy Corp.	294,248	1,731,123
Penn Virginia Corp.*	2,180	14,497
PetroQuest Energy, Inc.*	197	790
QEP Resources, Inc.	6,230	172,509
Quicksilver Resources, Inc.*	3,913	7,709
Renewable Energy Group, Inc.*	645	9,772
Resolute Energy Corp.*	2,607	21,794
REX American Resources Corp.*	191	5,871
Sanchez Energy Corp.*	1,339	35,363
SandRidge Energy, Inc.*	18,801	110,174
Scorpio Tankers, Inc.	6,942	67,754
SemGroup Corp., Class A	118	6,728
Ship Finance International Ltd.	2,071	31,624
Southwestern Energy Co.*	4,874	177,316
Stone Energy Corp.*	1,936	62,784
Swift Energy Co.*	1,675	19,128
Teekay Corp.	1,464	62,586
Teekay Tankers Ltd., Class A	2,543	6,663
Triangle Petroleum Corp.*	2,060	20,229
Ultra Petroleum Corp.*	5,849	120,314
Ur-Energy, Inc.*	3,638	4,220
VAALCO Energy, Inc.*	1,102	6,149
W&T Offshore, Inc.	1,338	23,709
Warren Resources, Inc.*	2,763	8,096
Western Refining, Inc.	937	28,147
Westmoreland Coal Co.*	445	5,865
Whiting Petroleum Corp.*	4,773	285,664
World Fuel Services Corp.	2,283	85,179
WPX Energy, Inc.*	7,744	149,149
ZaZa Energy Corp.*	532	612

		8,918,093

Total Energy		13,227,671

Financials (25.9%)
Capital Markets (1.4%)
American Capital Ltd.*	11,570	159,088
Apollo Investment Corp.	8,741	71,239
Ares Capital Corp.	32,590	563,481
Arlington Asset Investment Corp., Class A	530	12,603
Artisan Partners Asset Management, Inc.	284	14,870
BlackRock Kelso Capital Corp.	2,857	27,113
Calamos Asset Management, Inc., Class A	768	7,672
Capital Southwest Corp.	504	17,242
CIFC Corp.	266	2,099
Cowen Group, Inc., Class A*	3,742	12,910
E*TRADE Financial Corp.*	10,962	180,873
FBR & Co.*	330	8,847
Federated Investors, Inc., Class B	972	26,400
Fidus Investment Corp.	533	10,340
Fifth Street Finance Corp.	5,214	53,652
Garrison Capital, Inc.	222	3,281
GFI Group, Inc.	2,747	10,851
Gladstone Capital Corp.	869	7,586
Gladstone Investment Corp.	1,043	7,353
Golub Capital BDC, Inc.	1,352	23,444
GSV Capital Corp.*	689	10,211
Hercules Technology Growth Capital, Inc.	2,403	36,646
HFF, Inc., Class A	203	5,085
Horizon Technology Finance Corp.	360	4,795
ICG Group, Inc.*	1,364	19,355
INTL FCStone, Inc.*	396	8,098
Investment Technology Group, Inc.*	1,424	22,385
Janus Capital Group, Inc.	5,563	47,341
JMP Group, Inc.	626	3,875
KCAP Financial, Inc.	1,093	9,815
KCG Holdings, Inc., Class A*	1,551	13,447
Legg Mason, Inc.	4,250	142,120
LPL Financial Holdings, Inc.	457	17,508
Main Street Capital Corp.	1,384	41,423
Manning & Napier, Inc.	533	8,890
MCG Capital Corp.	2,839	14,309
Medallion Financial Corp.	728	10,833
Medley Capital Corp.	1,558	21,485

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
MVC Capital, Inc.	928	$12,120
New Mountain Finance Corp.	1,424	20,520
NGP Capital Resources Co.	785	5,833
Oppenheimer Holdings, Inc., Class A	385	6,841
PennantPark Floating Rate Capital Ltd.	563	7,758
PennantPark Investment Corp.	2,611	29,400
Piper Jaffray Cos., Inc.*	602	20,643
Prospect Capital Corp.	10,234	114,416
Raymond James Financial, Inc.	14,354	598,131
RCS Capital Corp., Class A	70	1,170
Safeguard Scientifics, Inc.*	803	12,599
SEI Investments Co.	291	8,995
Silvercrest Asset Management Group, Inc., Class A*	134	1,826
Solar Capital Ltd.	1,756	38,931
Solar Senior Capital Ltd.	473	8,552
Stellus Capital Investment Corp.	445	6,666
Stifel Financial Corp.*	2,429	100,123
SWS Group, Inc.*	1,102	6,149
TCP Capital Corp.	1,000	16,220
THL Credit, Inc.	1,337	20,884
TICC Capital Corp.	2,078	20,261
Triangle Capital Corp.	1,078	31,661
Waddell & Reed Financial, Inc., Class A	7,698	396,293
Walter Investment Management Corp.*	1,430	56,542
WhiteHorse Finance, Inc.	247	3,730

		3,204,829

Commercial Banks (6.4%)
1st Source Corp.	585	15,748
1st United Bancorp, Inc./Florida	1,101	8,070
Access National Corp.	288	4,107
American National Bankshares, Inc.	307	7,122
Ameris Bancorp*	913	16,781
Ames National Corp.	353	8,038
Arrow Financial Corp.	417	10,642
Associated Banc-Corp.	6,496	100,623
BancFirst Corp.	278	15,032
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,135	28,284
Bancorp, Inc./Delaware*	1,268	22,469
BancorpSouth, Inc.	3,626	72,302
Bank of Hawaii Corp.	1,732	94,307
Bank of Kentucky Financial Corp.	242	6,609
Bank of Marin Bancorp/California	215	8,933
Bank of the Ozarks, Inc.	351	16,845
BankUnited, Inc.	2,522	78,661
Banner Corp.	755	28,811
Bar Harbor Bankshares	132	4,856
BBCN Bancorp, Inc.	3,076	42,326
BNC Bancorp	662	8,831
BOK Financial Corp.	5,347	338,732
Boston Private Financial Holdings, Inc.	3,076	34,144
Bridge Bancorp, Inc.	356	7,654
Bridge Capital Holdings*	363	6,164
Bryn Mawr Bank Corp.	518	13,971
C&F Financial Corp.	125	6,050
Camden National Corp.	300	12,270
Capital Bank Financial Corp., Class A*	958	21,028
Capital City Bank Group, Inc.*	488	5,749
CapitalSource, Inc.	63,230	751,172
Cardinal Financial Corp.	1,165	19,257
Cascade Bancorp*	209	1,219
Cathay General Bancorp	3,013	70,414
Center Bancorp, Inc.	403	5,739
Centerstate Banks, Inc.	1,178	11,403
Central Pacific Financial Corp.	840	14,868
Century Bancorp, Inc./Massachusetts, Class A	109	3,633
Chemical Financial Corp.	1,072	29,930
Chemung Financial Corp.	125	4,329
Citizens & Northern Corp.	484	9,651
City Holding Co.	614	26,549
City National Corp./California	5,527	368,430
CNB Financial Corp./Pennsylvania	504	8,593
CoBiz Financial, Inc.	1,341	12,954
Columbia Banking System, Inc.	1,990	49,153
Comerica, Inc.	11,394	447,898
Commerce Bancshares, Inc./Missouri	2,987	130,861
Community Bank System, Inc.	1,566	53,432
Community Trust Bancorp, Inc.	550	22,325
CommunityOne Bancorp*	377	3,725
ConnectOne Bancorp, Inc.*	69	2,423
CU Bancorp*	359	6,552
Cullen/Frost Bankers, Inc.	2,016	142,229
Customers Bancorp, Inc.*	772	12,429
CVB Financial Corp.	3,459	46,766
Eagle Bancorp, Inc.*	870	24,612
East West Bancorp, Inc.	20,310	648,905
Enterprise Bancorp, Inc./Massachusetts	264	4,992
Enterprise Financial Services Corp.	689	11,561
F.N.B. Corp./Pennsylvania	5,545	67,261
Farmers Capital Bank Corp.*	276	6,033
Fidelity Southern Corp.	553	8,483
Financial Institutions, Inc.	547	11,192
First Bancorp, Inc./Maine	372	6,242
First Bancorp/North Carolina	752	10,866
First BanCorp/Puerto Rico*	2,595	14,740
First Busey Corp.	2,727	14,208
First Citizens BancShares, Inc./North Carolina, Class A	286	58,802
First Commonwealth Financial Corp.	3,786	28,736
First Community Bancshares, Inc./Virginia	681	11,134
First Connecticut Bancorp, Inc./Connecticut	640	9,408
First Financial Bancorp	2,290	34,739
First Financial Bankshares, Inc.	389	22,881
First Financial Corp./Indiana	437	13,796
First Financial Holdings, Inc.	897	49,479
First Horizon National Corp.	9,304	102,251
First Interstate Bancsystem, Inc.	682	16,470
First Merchants Corp.	1,099	19,046
First Midwest Bancorp, Inc./Illinois	2,908	43,940
First NBC Bank Holding Co.*	163	3,974
First Niagara Financial Group, Inc.	79,713	826,624
First of Long Island Corp.	304	11,810
First Republic Bank/California	19,758	921,316
First Security Group, Inc./Tennessee*	2,357	4,903
FirstMerit Corp.	25,622	556,254
Flushing Financial Corp.	1,194	22,029
Fulton Financial Corp.	7,455	87,074
German American Bancorp, Inc.	497	12,534
Glacier Bancorp, Inc.	2,742	67,755
Great Southern Bancorp, Inc.	401	11,320

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Guaranty Bancorp	532	$7,283
Hampton Roads Bankshares, Inc.*	1,128	1,602
Hancock Holding Co.	3,261	102,330
Hanmi Financial Corp.	1,220	20,215
Heartland Financial USA, Inc.	570	15,880
Heritage Commerce Corp.	747	5,715
Heritage Financial Corp./Washington	566	8,784
Heritage Oaks Bancorp*	668	4,275
Home BancShares, Inc./Arkansas	1,266	38,448
Home Federal Bancorp, Inc./Idaho	558	7,020
HomeTrust Bancshares, Inc.*	776	12,804
Horizon Bancorp/Indiana	317	7,402
Hudson Valley Holding Corp.	637	11,963
Huntington Bancshares, Inc./Ohio	32,150	265,559
IBERIABANK Corp.	1,135	58,872
Independent Bank Corp./Massachusetts	890	31,773
Independent Bank Group, Inc.	151	5,436
International Bancshares Corp.	2,021	43,714
Intervest Bancshares Corp., Class A*	652	5,170
Investors Bancorp, Inc.	1,681	36,780
KeyCorp.	44,321	505,259
Lakeland Bancorp, Inc.	1,161	13,061
Lakeland Financial Corp.	637	20,798
LCNB Corp.	208	4,075
Macatawa Bank Corp.*	859	4,621
MainSource Financial Group, Inc.	779	11,833
MB Financial, Inc.	2,123	59,954
Mercantile Bank Corp.	299	6,512
Merchants Bancshares, Inc.	218	6,311
Metro Bancorp, Inc.*	552	11,598
MetroCorp. Bancshares, Inc.	569	7,829
Middleburg Financial Corp.	208	4,010
MidSouth Bancorp, Inc.	328	5,084
MidWestOne Financial Group, Inc.	240	6,170
National Bank Holdings Corp., Class A	2,029	41,676
National Bankshares, Inc./Virginia	265	9,511
National Penn Bancshares, Inc.	46,547	467,797
NBT Bancorp, Inc.	1,707	39,227
NewBridge Bancorp*	913	6,656
Northrim BanCorp, Inc.	251	6,049
OFG Bancorp	1,768	28,624
Old National Bancorp/Indiana	3,830	54,386
OmniAmerican Bancorp, Inc.*	443	10,836
Pacific Continental Corp.	704	9,229
Pacific Premier Bancorp, Inc.*	566	7,607
PacWest Bancorp	1,472	50,578
Palmetto Bancshares, Inc.*	154	2,008
Park National Corp.	456	36,061
Park Sterling Corp.	1,668	10,692
Peapack-Gladstone Financial Corp.	304	5,639
Penns Woods Bancorp, Inc.	169	8,420
Peoples Bancorp, Inc./Ohio	424	8,853
Pinnacle Financial Partners, Inc.*	1,360	40,542
Popular, Inc.*	74,142	1,944,745
Preferred Bank/California*	470	8,361
PrivateBancorp, Inc.	2,518	53,885
Prosperity Bancshares, Inc.	2,302	142,356
Renasant Corp.	1,174	31,898
Republic Bancorp, Inc./Kentucky, Class A	396	10,910
S&T Bancorp, Inc.	1,153	27,926
Sandy Spring Bancorp, Inc.	976	22,702
Seacoast Banking Corp. of Florida*	2,672	5,798
Sierra Bancorp	442	6,953
Signature Bank/New York*	6,406	586,277
Simmons First National Corp., Class A	632	19,649
Southside Bancshares, Inc.	698	18,720
Southwest Bancorp, Inc./Oklahoma*	765	11,330
State Bank Financial Corp.	1,247	19,790
StellarOne Corp.	889	20,003
Sterling Bancorp/New York	1,200	16,476
Sterling Financial Corp./Washington	1,268	36,328
Suffolk Bancorp*	439	7,779
Sun Bancorp, Inc./New Jersey*	1,462	5,600
Susquehanna Bancshares, Inc.	7,107	89,193
SVB Financial Group*	1,746	150,802
SY Bancorp, Inc.	537	15,213
Synovus Financial Corp.	37,380	123,354
Taylor Capital Group, Inc.*	656	14,530
TCF Financial Corp.	6,236	89,050
Texas Capital Bancshares, Inc.*	1,585	72,862
Tompkins Financial Corp.	563	26,022
TowneBank/Virginia	1,018	14,680
Trico Bancshares	618	14,078
Tristate Capital Holdings, Inc.*	243	3,132
Trustmark Corp.	2,563	65,613
UMB Financial Corp.	1,313	71,348
Umpqua Holdings Corp.	4,247	68,886
Union First Market Bankshares Corp.	785	18,345
United Bankshares, Inc./West Virginia	1,683	48,773
United Community Banks, Inc./Georgia*	1,660	24,900
Univest Corp. of Pennsylvania	665	12,535
Valley National Bancorp	7,658	76,197
VantageSouth Bancshares, Inc.*	420	2,230
ViewPoint Financial Group, Inc.	1,553	32,101
Virginia Commerce Bancorp, Inc.*	1,048	16,275
Washington Banking Co.	611	8,591
Washington Trust Bancorp, Inc.	559	17,569
Webster Financial Corp.	3,435	87,696
WesBanco, Inc.	1,007	29,938
West Bancorp, Inc.	572	7,894
Westamerica Bancorp	1,053	52,376
Western Alliance Bancorp*	24,152	457,197
Wilshire Bancorp, Inc.	2,394	19,583
Wintrust Financial Corp.	1,414	58,073
Yadkin Financial Corp.*	530	9,132
Zions Bancorp	7,077	194,051

		14,258,699

Consumer Finance (0.1%)
Cash America International, Inc.	1,109	50,216
Consumer Portfolio Services, Inc.*	262	1,554
DFC Global Corp.*	1,560	17,144
Encore Capital Group, Inc.*	206	9,447
EZCORP, Inc., Class A*	1,978	33,389
First Marblehead Corp.*	3,487	2,859
Green Dot Corp., Class A*	1,003	26,409
Imperial Holdings, Inc.*	656	4,152
Nelnet, Inc., Class A	882	33,913
Nicholas Financial, Inc.	419	6,825
Regional Management Corp.*	97	3,085

		188,993

Diversified Financial Services (0.2%)
California First National Bancorp	103	1,758
Gain Capital Holdings, Inc.	482	6,068
Marlin Business Services Corp.	327	8,162
MSCI, Inc.*	2,708	109,024

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NASDAQ OMX Group, Inc.	4,313	$138,404
NewStar Financial, Inc.*	1,022	18,672
PHH Corp.*	2,207	52,394
PICO Holdings, Inc.*	871	18,866
Resource America, Inc., Class A	451	3,622

		356,970

Insurance (8.8%)
Alleghany Corp.*	1,634	669,368
Allied World Assurance Co. Holdings AG	883	87,761
Ambac Financial Group, Inc.*	1,384	25,106
American Equity Investment Life Holding Co.	27,181	576,781
American Financial Group, Inc./Ohio	2,562	138,502
American National Insurance Co.	269	26,373
American Safety Insurance Holdings Ltd.*	340	10,268
AMERISAFE, Inc.	710	25,212
Amtrust Financial Services, Inc.	214	8,359
Arch Capital Group Ltd.*	14,594	789,973
Argo Group International Holdings Ltd.	631	27,057
Aspen Insurance Holdings Ltd.	2,536	92,031
Assurant, Inc.	2,972	160,785
Assured Guaranty Ltd.	22,080	414,000
Axis Capital Holdings Ltd.	3,389	146,778
Baldwin & Lyons, Inc., Class B	351	8,557
Brown & Brown, Inc.	10,591	339,971
Citizens, Inc./Texas*	1,654	14,291
CNO Financial Group, Inc.	8,470	121,968
Crawford & Co., Class B	682	6,615
Donegal Group, Inc., Class A	277	3,875
Eastern Insurance Holdings, Inc.	208	5,077
EMC Insurance Group, Inc.	162	4,889
Employers Holdings, Inc.	375	11,153
Endurance Specialty Holdings Ltd.	17,035	915,120
Enstar Group Ltd.*	234	31,964
Everest Reinsurance Group Ltd.	4,711	685,027
FBL Financial Group, Inc., Class A	342	15,356
Fidelity National Financial, Inc., Class A	8,795	233,947
First American Financial Corp.	88,304	2,150,202
Fortegra Financial Corp.*	290	2,468
Genworth Financial, Inc., Class A*	18,905	241,795
Global Indemnity plc*	286	7,282
Greenlight Capital Reinsurance Ltd., Class A*	20,464	581,996
Hallmark Financial Services, Inc.*	527	4,675
Hanover Insurance Group, Inc.	1,196	66,163
Hartford Financial Services Group, Inc.	17,501	544,631
HCC Insurance Holdings, Inc.	31,612	1,385,238
Hilltop Holdings, Inc.*	2,405	44,493
Horace Mann Educators Corp.	1,532	43,478
Independence Holding Co.	282	4,027
Infinity Property & Casualty Corp.	1,088	70,285
Investors Title Co.	45	3,380
Kansas City Life Insurance Co.	161	7,119
Kemper Corp.	1,793	60,245
Maiden Holdings Ltd.	1,731	20,443
Markel Corp.*	1,303	674,654
MBIA, Inc.*	120,837	1,236,163
Meadowbrook Insurance Group, Inc.	1,816	11,804
Mercury General Corp.	995	48,068
Montpelier Reinsurance Holdings Ltd.	1,684	43,868
National Interstate Corp.	195	5,423
National Western Life Insurance Co., Class A	85	17,150
Navigators Group, Inc.*	5,705	329,578
Old Republic International Corp.	129,446	1,993,468
OneBeacon Insurance Group Ltd., Class A	862	12,723
PartnerReinsurance Ltd.	2,078	190,220
Phoenix Cos., Inc.*	222	8,585
Platinum Underwriters Holdings Ltd.	1,069	63,851
Primerica, Inc.	2,166	87,376
ProAssurance Corp.	2,365	106,567
Protective Life Corp.	2,994	127,395
Reinsurance Group of America, Inc.	16,312	1,092,741
RenaissanceReinsurance Holdings Ltd.	1,709	154,716
RLI Corp.	822	71,859
Safety Insurance Group, Inc.	500	26,485
Selective Insurance Group, Inc.	2,145	52,553
StanCorp Financial Group, Inc.	1,682	92,544
State Auto Financial Corp.	548	11,475
Stewart Information Services Corp.	822	26,296
Symetra Financial Corp.	3,066	54,636
Third Point Reinsurance Ltd.*	644	9,332
Tower Group International Ltd.	2,056	14,392
United Fire Group, Inc.	741	22,578
Universal Insurance Holdings, Inc.	1,040	7,332
Validus Holdings Ltd.	3,728	137,861
W. R. Berkley Corp.	4,179	179,112
White Mountains Insurance Group Ltd.	236	133,958
Willis Group Holdings plc	28,420	1,231,439
XL Group plc	16,368	504,462

		19,614,748

Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	1,800	44,424
AG Mortgage Investment Trust, Inc. (REIT)	1,251	20,792
Agree Realty Corp. (REIT)	551	16,629
Alexandria Real Estate Equities, Inc. (REIT)	2,785	177,822
American Assets Trust, Inc. (REIT)	1,347	41,097
American Campus Communities, Inc. (REIT)	4,084	139,469
American Capital Mortgage Investment Corp. (REIT)	2,415	47,720
American Homes 4 Rent (REIT), Class A*	1,571	25,372
American Realty Capital Properties, Inc. (REIT)	5,060	61,732
American Residential Properties, Inc. (REIT)*	564	9,932
AmREIT, Inc. (REIT)	836	14,505
Anworth Mortgage Asset Corp. (REIT)	6,285	30,357
Apartment Investment & Management Co. (REIT), Class A	2,594	72,476
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,625	24,814
Apollo Residential Mortgage, Inc. (REIT)	1,239	18,077
Ares Commercial Real Estate Corp. (REIT)	805	10,006
Armada Hoffler Properties, Inc. (REIT)	747	7,403

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT)	14,892	$62,546
Ashford Hospitality Trust, Inc. (REIT)	2,261	27,901
Associated Estates Realty Corp. (REIT)	2,153	32,101
Aviv REIT, Inc. (REIT)	425	9,690
BioMed Realty Trust, Inc. (REIT)	27,123	504,217
Brandywine Realty Trust (REIT)	30,808	406,049
BRE Properties, Inc. (REIT)	3,027	153,651
Camden Property Trust (REIT)	8,461	519,844
Campus Crest Communities, Inc. (REIT)	2,503	27,032
CapLease, Inc. (REIT)	3,469	29,452
Capstead Mortgage Corp. (REIT)	4,018	47,292
CBL & Associates Properties, Inc. (REIT)	4,174	79,723
Cedar Realty Trust, Inc. (REIT)	2,650	13,727
Chambers Street Properties (REIT)	9,144	80,284
Chatham Lodging Trust (REIT)	882	15,753
Chesapeake Lodging Trust (REIT)	1,966	46,280
Chimera Investment Corp. (REIT)	41,091	124,917
Colonial Properties Trust (REIT)	3,381	76,039
Colony Financial, Inc. (REIT)	2,607	52,088
CommonWealth REIT (REIT)	4,559	99,888
Corporate Office Properties Trust/Maryland (REIT)	3,321	76,715
Corrections Corp. of America (REIT)	17,987	621,451
Cousins Properties, Inc. (REIT)	193,265	1,988,697
CubeSmart (REIT)	5,099	90,966
CyrusOne, Inc. (REIT)	737	13,988
CYS Investments, Inc. (REIT)	6,868	55,837
DCT Industrial Trust, Inc. (REIT)	11,188	80,442
DDR Corp. (REIT)	32,717	513,984
DiamondRock Hospitality Co. (REIT)	7,435	79,331
Douglas Emmett, Inc. (REIT)	5,533	129,860
Duke Realty Corp. (REIT)	12,469	192,521
DuPont Fabros Technology, Inc. (REIT)	1,411	36,361
Dynex Capital, Inc. (REIT)	2,318	20,329
EastGroup Properties, Inc. (REIT)	118	6,987
Education Realty Trust, Inc. (REIT)	4,503	40,977
Ellington Residential Mortgage REIT (REIT)	270	4,150
EPR Properties (REIT)	1,873	91,290
Equity Lifestyle Properties, Inc. (REIT)	907	30,992
Equity One, Inc. (REIT)	2,347	51,305
Essex Property Trust, Inc. (REIT)	1,486	219,482
Excel Trust, Inc. (REIT)	1,922	23,064
Extra Space Storage, Inc. (REIT)	3,997	182,863
Federal Realty Investment Trust (REIT)	878	89,073
FelCor Lodging Trust, Inc. (REIT)*	4,796	29,543
First Industrial Realty Trust, Inc. (REIT)	4,089	66,528
First Potomac Realty Trust (REIT)	2,335	29,351
Franklin Street Properties Corp. (REIT)	3,626	46,195
GEO Group, Inc. (REIT)	1,569	52,169
Getty Realty Corp. (REIT)	1,038	20,168
Gladstone Commercial Corp. (REIT)	547	9,824
Glimcher Realty Trust (REIT)	541	5,275
Government Properties Income Trust (REIT)	2,114	50,588
Gramercy Property Trust, Inc. (REIT)*	2,307	9,574
Hatteras Financial Corp. (REIT)	3,950	73,904
Healthcare Realty Trust, Inc. (REIT)	2,240	51,766
Healthcare Trust of America, Inc. (REIT), Class A	4,337	45,625
Hersha Hospitality Trust (REIT)	7,976	44,586
Highwoods Properties, Inc. (REIT)	2,362	83,402
Home Properties, Inc. (REIT)	2,220	128,205
Hospitality Properties Trust (REIT)	5,405	152,962
Hudson Pacific Properties, Inc. (REIT)	1,743	33,901
Inland Real Estate Corp. (REIT)	666	6,813
Invesco Mortgage Capital, Inc. (REIT)	5,476	84,276
Investors Real Estate Trust (REIT)	3,857	31,820
iStar Financial, Inc. (REIT)*	68,087	819,767
JAVELIN Mortgage Investment Corp. (REIT)	547	6,471
Kilroy Realty Corp. (REIT)	3,140	156,843
Kite Realty Group Trust (REIT)	3,575	21,200
LaSalle Hotel Properties (REIT)	3,656	104,269
Lexington Realty Trust (REIT)	6,596	74,073
Liberty Property Trust (REIT)	15,260	543,256
LTC Properties, Inc. (REIT)	245	9,305
Mack-Cali Realty Corp. (REIT)	3,407	74,750
Medical Properties Trust, Inc. (REIT)	6,141	74,736
MFA Financial, Inc. (REIT)	14,464	107,757
Mid-America Apartment Communities, Inc. (REIT)	1,687	105,438
Monmouth Real Estate Investment Corp. (REIT), Class A	1,737	15,755
MPG Office Trust, Inc. (REIT)*	2,208	6,911
National Retail Properties, Inc. (REIT)	4,672	148,663
New Residential Investment Corp. (REIT)	9,921	65,677
New York Mortgage Trust, Inc. (REIT)	2,591	16,194
NorthStar Realty Finance Corp. (REIT)	9,208	85,450
One Liberty Properties, Inc. (REIT)	495	10,039
Parkway Properties, Inc./Maryland (REIT)	1,716	30,493
Pebblebrook Hotel Trust (REIT)	2,437	69,966
Pennsylvania Real Estate Investment Trust (REIT)	2,570	48,059
PennyMac Mortgage Investment Trust (REIT)	2,403	54,500
Physicians Realty Trust (REIT)*	305	3,697
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,766	117,458
Post Properties, Inc. (REIT)	2,102	94,632
RAIT Financial Trust (REIT)	2,706	19,158
Ramco-Gershenson Properties Trust (REIT)	2,360	36,368
Redwood Trust, Inc. (REIT)	3,216	63,323
Regency Centers Corp. (REIT)	2,081	100,616
Resource Capital Corp. (REIT)	5,094	30,258
Retail Opportunity Investments Corp. (REIT)	2,649	36,609
Retail Properties of America, Inc. (REIT), Class A	5,190	71,363
Rexford Industrial Realty, Inc. (REIT)*	387	5,228
RLJ Lodging Trust (REIT)	4,784	112,376

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rouse Properties, Inc. (REIT)	882	$18,152
Ryman Hospitality Properties, Inc. (REIT)	637	21,983
Sabra Health Care REIT, Inc. (REIT)	921	21,192
Select Income REIT (REIT)	869	22,420
Senior Housing Properties Trust (REIT)	6,889	160,789
Silver Bay Realty Trust Corp. (REIT)	58,218	911,694
Sovran Self Storage, Inc. (REIT)	123	9,309
Spirit Realty Capital, Inc. (REIT)	11,373	104,404
STAG Industrial, Inc. (REIT)	1,680	33,802
Strategic Hotels & Resorts, Inc. (REIT)*	1,159	10,060
Summit Hotel Properties, Inc. (REIT)	2,915	26,789
Sunstone Hotel Investors, Inc. (REIT)	6,196	78,937
Taubman Centers, Inc. (REIT)	2,038	137,178
Terreno Realty Corp. (REIT)	970	17,227
Two Harbors Investment Corp. (REIT)	14,004	135,979
UMH Properties, Inc. (REIT)	594	5,898
Urstadt Biddle Properties, Inc. (REIT), Class A	222	4,413
Washington Real Estate Investment Trust (REIT)	1,867	47,179
Weingarten Realty Investors (REIT)	4,741	139,054
Western Asset Mortgage Capital Corp. (REIT)	1,104	17,653
Whitestone REIT (REIT)	712	10,488
Winthrop Realty Trust (REIT)	1,118	12,466
WP Carey, Inc. (REIT)	2,284	147,775
ZAIS Financial Corp. (REIT)	81	1,405

		14,305,145

Real Estate Management & Development (1.3%)
Alexander & Baldwin, Inc.*	1,653	59,541
Altisource Residential Corp.	996	22,888
AV Homes, Inc.*	380	6,635
Consolidated-Tomoka Land Co.	220	8,468
Forest City Enterprises, Inc., Class A*	6,032	114,246
Forestar Group, Inc.*	1,200	25,836
Howard Hughes Corp.*	18,434	2,071,429
Jones Lang LaSalle, Inc.	1,737	151,640
Kennedy-Wilson Holdings, Inc.	1,906	35,375
Realogy Holdings Corp.*	5,728	246,419
St. Joe Co.*	2,110	41,398
Tejon Ranch Co.*	42	1,295
Thomas Properties Group, Inc.	1,141	7,667

		2,792,837

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	3,302	41,077
Banc of California, Inc.	564	7,800
Bank Mutual Corp.	1,794	11,248
BankFinancial Corp.	775	6,913
BBX Capital Corp., Class A*	264	3,794
Beneficial Mutual Bancorp, Inc.*	1,235	12,313
Berkshire Hills Bancorp, Inc.	974	24,457
Brookline Bancorp, Inc.	2,724	25,633
Capitol Federal Financial, Inc.	5,659	70,341
Charter Financial Corp./Maryland	855	9,234
Clifton Savings Bancorp, Inc.	326	4,039
Dime Community Bancshares, Inc.	1,228	20,446
Doral Financial Corp.*	265	5,056
ESB Financial Corp.	447	5,699
ESSA Bancorp, Inc.	368	3,835
EverBank Financial Corp.	3,142	47,067
Farmer Mac, Class C	392	13,085
First Defiance Financial Corp.	388	9,075
First Federal Bancshares of Arkansas, Inc.*	95	888
First Financial Northwest, Inc.	619	6,456
Flagstar Bancorp, Inc.*	756	11,159
Fox Chase Bancorp, Inc.	452	7,865
Franklin Financial Corp./Virginia	437	8,286
Hingham Institution for Savings	46	3,216
Home Bancorp, Inc.*	242	4,371
Home Loan Servicing Solutions Ltd.	2,677	58,921
HomeStreet, Inc.	492	9,496
Hudson City Bancorp, Inc.	20,417	184,774
Kearny Financial Corp.*	578	5,907
Meridian Interstate Bancorp, Inc.*	298	6,493
Meta Financial Group, Inc.	204	7,752
MGIC Investment Corp.*	176,180	1,282,590
NASB Financial, Inc.*	166	4,553
Nationstar Mortgage Holdings, Inc.*	6,570	369,431
Northfield Bancorp, Inc./New Jersey	1,726	20,954
Northwest Bancshares, Inc.	3,583	47,367
OceanFirst Financial Corp.	521	8,810
Oritani Financial Corp.	1,223	20,131
PennyMac Financial Services, Inc., Class A*	487	9,151
People’s United Financial, Inc.	11,926	171,496
Provident Financial Holdings, Inc.	343	5,697
Provident Financial Services, Inc.	2,321	37,623
Provident New York Bancorp	1,697	18,480
Radian Group, Inc.	4,878	67,951
Rockville Financial, Inc.	1,055	13,715
Roma Financial Corp.*	69	1,283
Territorial Bancorp, Inc.	400	8,788
TFS Financial Corp.*	3,034	36,317
Tree.com, Inc.	84	2,206
TrustCo Bank Corp./New York	3,692	22,004
United Community Financial Corp./Ohio*	1,758	6,839
United Financial Bancorp, Inc.	760	12,289
Walker & Dunlop, Inc.*	647	10,294
Washington Federal, Inc.	3,981	82,327
Waterstone Financial, Inc.*	273	2,771
Westfield Financial, Inc.	791	5,584
WSFS Financial Corp.	298	17,955

		2,923,302

Total Financials		57,645,523

Health Care (6.3%)
Biotechnology (0.3%)
ACADIA Pharmaceuticals, Inc.*	154	4,230
Agios Pharmaceuticals, Inc.*	44	1,230
Alnylam Pharmaceuticals, Inc.*	131	8,385
Arena Pharmaceuticals, Inc.*	1,007	5,307
Astex Pharmaceuticals, Inc.*	3,196	27,102
AVEO Pharmaceuticals, Inc.*	1,992	4,124
Bluebird Bio, Inc.*	47	1,267
Celldex Therapeutics, Inc.*	209	7,405
Curis, Inc.*	733	3,269
Cytokinetics, Inc.*	185	1,404
Cytori Therapeutics, Inc.*	533	1,242
Dynavax Technologies Corp.*	817	980
Emergent Biosolutions, Inc.*	878	16,726
Enzon Pharmaceuticals, Inc.	1,441	2,421
Esperion Therapeutics, Inc.*	64	1,207
Geron Corp.*	5,209	17,450

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Idenix Pharmaceuticals, Inc.*	558	$2,907
ImmunoGen, Inc.*	804	13,684
Immunomedics, Inc.*	146	904
InterMune, Inc.*	241	3,704
Intrexon Corp.*	54	1,279
Lexicon Pharmaceuticals, Inc.*	765	1,813
Momenta Pharmaceuticals, Inc.*	322	4,634
Myriad Genetics, Inc.*	8,400	197,400
NPS Pharmaceuticals, Inc.*	1,382	43,961
Onconova Therapeutics, Inc.*	44	1,165
Progenics Pharmaceuticals, Inc.*	368	1,851
Prothena Corp. plc*	443	8,962
PTC Therapeutics, Inc.*	56	1,202
Quintiles Transnational Holdings, Inc.*	6,693	300,382
Rigel Pharmaceuticals, Inc.*	3,360	12,029
Spectrum Pharmaceuticals, Inc.	2,465	20,681
Targacept, Inc.*	1,095	5,815
Vical, Inc.*	338	423
XOMA Corp.*	305	1,366

		727,911

Health Care Equipment & Supplies (1.6%)
Alere, Inc.*	3,078	94,095
Alphatec Holdings, Inc.*	2,345	4,620
Analogic Corp.	256	21,156
AngioDynamics, Inc.*	946	12,487
Anika Therapeutics, Inc.*	189	4,528
ArthroCare Corp.*	200	7,116
Boston Scientific Corp.*	120,102	1,409,998
CareFusion Corp.*	5,907	217,968
CONMED Corp.	1,081	36,743
Cooper Cos., Inc.	486	63,029
CryoLife, Inc.	965	6,755
Cutera, Inc.*	551	4,904
Cynosure, Inc., Class A*	484	11,040
Derma Sciences, Inc.*	527	6,524
Exactech, Inc.*	283	5,702
Greatbatch, Inc.*	14,613	497,280
Hill-Rom Holdings, Inc.	2,252	80,689
Hologic, Inc.*	7,295	150,642
ICU Medical, Inc.*	50	3,397
Integra LifeSciences Holdings Corp.*	356	14,329
Invacare Corp.	1,234	21,311
Medical Action Industries, Inc.*	326	2,165
Merit Medical Systems, Inc.*	1,642	19,918
Natus Medical, Inc.*	485	6,877
Navidea Biopharmaceuticals, Inc.*	633	1,677
NuVasive, Inc.*	1,347	32,988
OraSure Technologies, Inc.*	2,117	12,723
Orthofix International N.V.*	22,805	475,712
PhotoMedex, Inc.*	363	5,772
Rockwell Medical, Inc.*	1,260	14,377
RTI Surgical, Inc.*	2,145	8,022
Solta Medical, Inc.*	2,608	5,425
STAAR Surgical Co.*	92	1,246
Symmetry Medical, Inc.*	1,433	11,693
Teleflex, Inc.	1,582	130,167
Tornier N.V.*	997	19,272
Wright Medical Group, Inc.*	1,566	40,841

		3,463,188

Health Care Providers & Services (1.9%)
Addus HomeCare Corp.*	185	5,359
Alliance HealthCare Services, Inc.*	101	2,797
Almost Family, Inc.	327	6,354
Amedisys, Inc.*	1,208	20,802
Amsurg Corp.*	878	34,857
BioScrip, Inc.*	1,719	15,093
Chindex International, Inc.*	364	6,206
Community Health Systems, Inc.	9,702	402,633
Cross Country Healthcare, Inc.*	1,039	6,296
Ensign Group, Inc.	52	2,138
Envision Healthcare Holdings, Inc.*	640	16,659
ExamWorks Group, Inc.*	10,300	267,697
Five Star Quality Care, Inc.*	1,591	8,225
Hanger, Inc.*	9,376	316,534
Health Net, Inc.*	3,025	95,892
HealthSouth Corp.	538	18,550
Healthways, Inc.*	464	8,589
Kindred Healthcare, Inc.	2,086	28,015
LHC Group, Inc.*	481	11,284
LifePoint Hospitals, Inc.*	1,801	83,981
Magellan Health Services, Inc.*	1,025	61,459
MEDNAX, Inc.*	6,335	636,034
National Healthcare Corp.	416	19,664
National Research Corp., Class A*	221	4,161
Omnicare, Inc.	4,029	223,609
Owens & Minor, Inc.	1,877	64,925
Patterson Cos., Inc.	341	13,708
PharMerica Corp.*	1,147	15,221
Quest Diagnostics, Inc.	17,088	1,055,868
Select Medical Holdings Corp.	1,909	15,406
Skilled Healthcare Group, Inc., Class A*	63	275
Team Health Holdings, Inc.*	8,381	317,975
Triple-S Management Corp., Class B*	861	15,834
Universal American Corp.	30,693	233,881
Universal Health Services, Inc., Class B	1,147	86,014
USMD Holdings, Inc.*	36	954
Vanguard Health Systems, Inc.*	178	3,740
VCA Antech, Inc.*	3,378	92,760
WellCare Health Plans, Inc.*	1,660	115,768

		4,335,217

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	6,795	101,041
Omnicell, Inc.*	588	13,924
Quality Systems, Inc.	55,756	1,211,578
Vocera Communications, Inc.*	163	3,032

		1,329,575

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*	2,764	17,137
Albany Molecular Research, Inc.*	890	11,472
Bio-Rad Laboratories, Inc., Class A*	791	92,990
Cambrex Corp.*	600	7,920
Charles River Laboratories International, Inc.*	1,042	48,203
Harvard Bioscience, Inc.*	936	4,923
Life Technologies Corp.*	6,633	496,347
Pacific Biosciences of California, Inc.*	1,771	9,794
PerkinElmer, Inc.	18,382	693,921
QIAGEN N.V.*	8,994	192,472
Techne Corp.	789	63,167

		1,638,346

Pharmaceuticals (1.2%)
Actavis, Inc.*	4,581	659,664
Aratana Therapeutics, Inc.*	79	1,291
Cornerstone Therapeutics, Inc.*	302	2,842
Forest Laboratories, Inc.*	41,804	1,788,793

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hi-Tech Pharmacal Co., Inc.	285	$12,298
Horizon Pharma, Inc.*	945	3,194
Impax Laboratories, Inc.*	2,656	54,475
Nektar Therapeutics*	1,380	14,421
Pernix Therapeutics Holdings*	650	1,774
Pozen, Inc.*	1,010	5,787
Sciclone Pharmaceuticals, Inc.*	556	2,819
XenoPort, Inc.*	1,405	7,980

		2,555,338

Total Health Care		14,049,575

Industrials (10.6%)
Aerospace & Defense (1.4%)
AAR Corp.	1,533	41,897
Aerovironment, Inc.*	714	16,493
Alliant Techsystems, Inc.	1,234	120,389
American Science & Engineering, Inc.	267	16,103
API Technologies Corp.*	1,308	3,832
B/E Aerospace, Inc.*	243	17,938
Cubic Corp.	711	38,166
Curtiss-Wright Corp.	1,780	83,589
DigitalGlobe, Inc.*	2,882	91,129
Ducommun, Inc.*	405	11,615
Engility Holdings, Inc.*	658	20,878
Erickson Air-Crane, Inc.*	44	689
Esterline Technologies Corp.*	1,195	95,469
Exelis, Inc.	111,815	1,756,614
GenCorp., Inc.*	509	8,159
Hexcel Corp.*	5,854	227,135
KEYW Holding Corp.*	755	10,155
Kratos Defense & Security Solutions, Inc.*	1,678	13,894
LMI Aerospace, Inc.*	355	4,743
Moog, Inc., Class A*	1,568	91,995
National Presto Industries, Inc.	169	11,899
Orbital Sciences Corp.*	2,326	49,265
Sparton Corp.*	383	9,767
Spirit AeroSystems Holdings, Inc., Class A*	3,951	95,772
Teledyne Technologies, Inc.*	983	83,486
Triumph Group, Inc.	1,591	111,720

		3,032,791

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.* .	1,968	14,740
Atlas Air Worldwide Holdings, Inc.*	999	46,064
Hub Group, Inc., Class A*	23,022	903,153
Pacer International, Inc.*	1,201	7,434
UTi Worldwide, Inc.	1,029	15,548
XPO Logistics, Inc.*	802	17,380

		1,004,319

Airlines (1.1%)
Alaska Air Group, Inc.	4,162	260,625
Hawaiian Holdings, Inc.*	1,991	14,813
JetBlue Airways Corp.*	8,804	58,635
Republic Airways Holdings, Inc.*	908	10,805
SkyWest, Inc.	1,895	27,515
Southwest Airlines Co.	110,895	1,614,631
Spirit Airlines, Inc.*	6,622	226,936
U.S. Airways Group, Inc.*	9,051	171,607

		2,385,567

Building Products (0.3%)
A.O. Smith Corp.	1,724	77,925
Apogee Enterprises, Inc.	337	10,002
Fortune Brands Home & Security, Inc.	6,693	278,629
Gibraltar Industries, Inc.*	1,180	16,827
Griffon Corp.	1,743	21,857
Insteel Industries, Inc.	65	1,046
NCI Building Systems, Inc.*	134	1,707
Owens Corning, Inc.*	4,563	173,303
Ply Gem Holdings, Inc.*	59	825
Quanex Building Products Corp.	1,420	26,739
Simpson Manufacturing Co., Inc.	1,389	45,240
Universal Forest Products, Inc.	766	32,249

		686,349

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	2,047	54,491
ACCO Brands Corp.*	4,375	29,050
ARC Document Solutions, Inc.*	1,419	6,513
Brink’s Co.	15,057	426,113
Casella Waste Systems, Inc., Class A*	166	955
CECO Environmental Corp.	251	3,534
Cenveo, Inc.*	1,062	3,133
Cintas Corp.	2,851	145,971
CompX International, Inc.	50	649
Consolidated Graphics, Inc.*	285	15,977
Costa, Inc.*	58	1,103
Courier Corp.	436	6,898
Covanta Holding Corp.	4,084	87,316
Deluxe Corp.	691	28,787
EnerNOC, Inc.*	664	9,953
Ennis, Inc.	1,008	18,184
G&K Services, Inc., Class A	606	36,596
Heritage-Crystal Clean, Inc.*	49	883
HNI Corp.	61	2,207
Intersections, Inc.	374	3,280
KAR Auction Services, Inc.	1,771	49,960
Kimball International, Inc., Class B	1,213	13,452
Knoll, Inc.	596	10,096
McGrath RentCorp.	500	17,850
Mobile Mini, Inc.*	1,304	44,414
Multi-Color Corp.	193	6,549
NL Industries, Inc.	312	3,541
Pitney Bowes, Inc.	4,419	80,382
Quad/Graphics, Inc.	968	29,389
R.R. Donnelley & Sons Co.	3,135	49,533
Schawk, Inc.	492	7,301
Standard Parking Corp.*	198	5,324
Steelcase, Inc., Class A	2,794	46,436
Swisher Hygiene, Inc.*	3,980	2,414
Tetra Tech, Inc.*	2,273	58,848
TMS International Corp., Class A	282	4,918
TRC Cos., Inc.*	564	4,174
UniFirst Corp.	259	27,045
United Stationers, Inc.	1,538	66,903
Viad Corp.	776	19,361
Waste Connections, Inc.	4,336	196,898
West Corp.	279	6,186

		1,632,567

Construction & Engineering (1.1%)
AECOM Technology Corp.*	3,516	109,945
Aegion Corp.*	1,341	31,822
Ameresco, Inc., Class A*	744	7,455
Argan, Inc.	526	11,556
Comfort Systems USA, Inc.	1,062	17,852
Dycom Industries, Inc.*	804	22,504
EMCOR Group, Inc.	2,555	99,977
Furmanite Corp.*	608	6,019
Granite Construction, Inc.	1,449	44,339

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Great Lakes Dredge & Dock Corp.	2,092	$15,523
Jacobs Engineering Group, Inc.*	6,874	399,929
KBR, Inc.	5,668	185,004
Layne Christensen Co.*	49,689	991,792
Michael Baker Corp.	348	14,084
MYR Group, Inc.*	811	19,707
Northwest Pipe Co.*	370	12,166
Orion Marine Group, Inc.*	1,061	11,045
Pike Electric Corp.	512	5,796
Quanta Services, Inc.*	6,352	174,744
Sterling Construction Co., Inc.*	607	5,615
Tutor Perini Corp.*	1,434	30,573
URS Corp.	2,932	157,595

		2,375,042

Electrical Equipment (1.0%)
American Superconductor Corp.*	1,755	4,107
Babcock & Wilcox Co.	49,903	1,682,729
Brady Corp., Class A	1,763	53,771
Encore Wire Corp.	701	27,647
EnerSys, Inc.	1,216	73,726
Franklin Electric Co., Inc.	62	2,443
General Cable Corp.	1,737	55,150
Global Power Equipment Group, Inc.	669	13,454
GrafTech International Ltd.*	4,380	37,011
Hubbell, Inc., Class B	628	65,777
II-VI, Inc.*	1,973	37,132
LSI Industries, Inc.	801	6,760
Powell Industries, Inc.*	355	21,758
Preformed Line Products Co.	89	6,402
Regal-Beloit Corp.	1,737	117,994
Vicor Corp.*	627	5,129

		2,210,990

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,328	163,635

Machinery (2.7%)
Accuride Corp.*	130	668
Actuant Corp., Class A	2,778	107,897
AGCO Corp.	3,740	225,971
Alamo Group, Inc.	272	13,304
Albany International Corp., Class A	917	32,893
American Railcar Industries, Inc.	375	14,711
Ampco-Pittsburgh Corp.	330	5,914
Astec Industries, Inc.	782	28,121
Barnes Group, Inc.	2,040	71,237
Briggs & Stratton Corp.	1,864	37,504
CIRCOR International, Inc.	641	39,857
Columbus McKinnon Corp.*	646	15,523
Commercial Vehicle Group, Inc.*	249	1,982
Crane Co.	146	9,004
Donaldson Co., Inc.	430	16,396
Douglas Dynamics, Inc.	109	1,606
Dover Corp.	14,789	1,328,496
Dynamic Materials Corp.	508	11,775
Energy Recovery, Inc.*	1,038	7,525
EnPro Industries, Inc.*	409	24,626
ESCO Technologies, Inc.	731	24,291
ExOne Co.*	33	1,406
Flow International Corp.*	1,494	5,961
FreightCar America, Inc.	440	9,099
Global Brass & Copper Holdings, Inc.*	220	3,859
Gorman-Rupp Co.	154	6,178
Greenbrier Cos., Inc.*	947	23,419
Hardinge, Inc.	432	6,674
Harsco Corp.	2,863	71,289
Hurco Cos., Inc.	249	6,439
IDEX Corp.	217	14,159
ITT Corp.	14,209	510,814
Kadant, Inc.	428	14,377
Kaydon Corp.	1,227	43,583
Kennametal, Inc.	17,629	803,882
L.B. Foster Co., Class A	392	17,930
Lydall, Inc.*	631	10,834
Meritor, Inc.*	3,759	29,546
Miller Industries, Inc.	435	7,386
Navistar International Corp.*	1,848	67,415
NN, Inc.	671	10,441
Oshkosh Corp.*	3,403	166,679
Parker Hannifin Corp.	2,496	271,365
PMFG, Inc.*	832	6,157
Snap-on, Inc.	1,995	198,502
SPX Corp.	1,806	152,860
Standex International Corp.	390	23,166
Tecumseh Products Co., Class A*	687	6,149
Terex Corp.*	4,248	142,733
Timken Co.	3,313	200,105
Titan International, Inc.	497	7,276
Trinity Industries, Inc.	3,056	138,590
Twin Disc, Inc.	311	8,126
Wabash National Corp.*	2,430	28,334
Watts Water Technologies, Inc., Class A	986	55,581
Xylem, Inc.	35,123	980,985

		6,070,600

Marine (0.0%)
International Shipholding Corp.	222	6,092
Kirby Corp.*	910	78,760
Ultrapetrol Bahamas Ltd.*	753	2,816

		87,668

Professional Services (0.5%)
Acacia Research Corp.	1,363	31,431
CBIZ, Inc.*	1,459	10,855
CDI Corp.	546	8,359
CRA International, Inc.*	401	7,467
Dun & Bradstreet Corp.	125	12,981
Franklin Covey Co.*	90	1,616
FTI Consulting, Inc.*	1,526	57,683
Heidrick & Struggles International, Inc.	704	13,418
Huron Consulting Group, Inc.*	782	41,141
ICF International, Inc.*	764	27,053
Kelly Services, Inc., Class A	1,035	20,152
Kforce, Inc.	89	1,574
Korn/Ferry International*	1,882	40,275
Manpowergroup, Inc.	2,958	215,165
National Technical Systems, Inc.*	52	1,188
Navigant Consulting, Inc.*	1,973	30,503
Odyssey Marine Exploration, Inc.*	238	716
Pendrell Corp.*	5,360	10,398
Resources Connection, Inc.	1,555	21,101
Robert Half International, Inc.	8,849	345,377
RPX Corp.*	1,080	18,932
Towers Watson & Co., Class A	2,506	268,042
VSE Corp.	153	7,183

		1,192,610

Road & Rail (0.5%)
Amerco, Inc.	121	22,280

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Arkansas Best Corp.	987	$25,336
Celadon Group, Inc.	712	13,293
Con-way, Inc.	1,379	59,421
Genesee & Wyoming, Inc., Class A*	4,075	378,853
Heartland Express, Inc.	460	6,527
Hertz Global Holdings, Inc.*	7,267	161,037
Marten Transport Ltd.	920	15,778
Patriot Transportation Holding, Inc.*	236	7,984
Quality Distribution, Inc.*	548	5,064
Roadrunner Transportation Systems, Inc.*	343	9,686
Ryder System, Inc.	1,979	118,146
Swift Transportation Co.*	14,700	296,793
Werner Enterprises, Inc.	1,251	29,186
YRC Worldwide, Inc.*	277	4,676

		1,154,060

Trading Companies & Distributors (0.7%)
Aceto Corp.	832	12,996
Air Lease Corp.	2,699	74,654
Aircastle Ltd.	1,578	27,473
Applied Industrial Technologies, Inc.	106	5,459
CAI International, Inc.*	417	9,704
GATX Corp.	1,778	84,490
HD Supply Holdings, Inc.*	8,327	182,944
Houston Wire & Cable Co.	457	6,156
Kaman Corp.	360	13,630
MRC Global, Inc.*	1,825	48,910
Rush Enterprises, Inc., Class A*	857	22,719
TAL International Group, Inc.	9,267	433,047
Textainer Group Holdings Ltd.	548	20,753
Titan Machinery, Inc.*	660	10,606
United Rentals, Inc.*	7,730	450,582
WESCO International, Inc.*	1,706	130,560

		1,534,683

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,246	26,079

Total Industrials		23,556,960

Information Technology (7.0%)
Communications Equipment (0.7%)
ADTRAN, Inc.	806	21,472
Anaren, Inc.*	412	10,506
ARRIS Group, Inc.*	481	8,206
Aviat Networks, Inc.*	2,375	6,127
Bel Fuse, Inc., Class B	408	7,116
Black Box Corp.	627	19,211
Brocade Communications Systems, Inc.*	17,143	138,001
Calix, Inc.*	241	3,068
Ciena Corp.*	1,023	25,555
Comtech Telecommunications Corp.	652	15,857
Digi International, Inc.*	1,018	10,190
EchoStar Corp., Class A*	1,566	68,810
Emulex Corp.*	3,506	27,207
Extreme Networks, Inc.*	3,528	18,416
Finisar Corp.*	3,563	80,631
Globecomm Systems, Inc.*	897	12,585
Harmonic, Inc.*	3,700	28,453
Infinera Corp.*	464	5,248
JDS Uniphase Corp.*	2,120	31,185
Juniper Networks, Inc.*	35,927	713,510
KVH Industries, Inc.*	99	1,366
NETGEAR, Inc.*	1,490	45,981
Numerex Corp., Class A*	515	5,639
Oplink Communications, Inc.*	701	13,193
PC-Tel, Inc.	624	5,522
Plantronics, Inc.	114	5,250
Polycom, Inc.*	6,571	71,755
Procera Networks, Inc.*	647	10,022
Riverbed Technology, Inc.*	343	5,004
ShoreTel, Inc.*	1,954	11,802
Sonus Networks, Inc.*	7,788	26,323
Symmetricom, Inc.*	1,519	7,322
Tellabs, Inc.	12,850	29,170
Tessco Technologies, Inc.	201	6,774
Westell Technologies, Inc., Class A*	1,614	5,407

		1,501,884

Computers & Peripherals (0.6%)
Avid Technology, Inc.*	1,210	7,260
Cray, Inc.*	745	17,932
Diebold, Inc.	2,416	70,934
Electronics for Imaging, Inc.*	840	26,611
Fusion-io, Inc.*	888	11,890
Hutchinson Technology, Inc.*	883	3,073
Imation Corp.*	1,277	5,236
Immersion Corp.*	95	1,253
Lexmark International, Inc., Class A	2,408	79,464
NCR Corp.*	16,761	663,903
QLogic Corp.*	3,439	37,623
Quantum Corp.*	8,022	11,070
Stratasys Ltd.*	542	54,883
Super Micro Computer, Inc.*	1,217	16,478
Synaptics, Inc.*	6,403	283,525

		1,291,135

Electronic Equipment, Instruments & Components (1.1%)
Aeroflex Holding Corp.*	699	4,921
Agilysys, Inc.*	514	6,127
Amphenol Corp., Class A	3,489	269,979
Anixter International, Inc.*	425	37,256
Arrow Electronics, Inc.*	4,013	194,751
Audience, Inc.*	371	4,170
Avnet, Inc.	5,253	219,103
AVX Corp.	1,725	22,649
Belden, Inc.	198	12,682
Benchmark Electronics, Inc.*	2,109	48,275
CDW Corp.*	627	14,314
Checkpoint Systems, Inc.*	1,582	26,419
Coherent, Inc.	153	9,402
Control4 Corp.*	66	1,143
CTS Corp.	1,298	20,469
Daktronics, Inc.	1,133	12,678
Dolby Laboratories, Inc., Class A	1,056	36,443
Electro Rent Corp.	382	6,929
Electro Scientific Industries, Inc.	956	11,195
Fabrinet*	1,094	18,423
FARO Technologies, Inc.*	61	2,572
FLIR Systems, Inc.	7,338	230,413
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,097	—
GSI Group, Inc.*	1,159	11,057
Ingram Micro, Inc., Class A*	5,877	135,465
Insight Enterprises, Inc.*	1,680	31,786
Itron, Inc.*	1,494	63,988
Jabil Circuit, Inc.	7,759	168,215
Kemet Corp.*	1,651	6,901
Littelfuse, Inc.	84	6,570
Measurement Specialties, Inc.*	73	3,960
Mercury Systems, Inc.*	1,241	12,398

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Methode Electronics, Inc.	640	$17,920
Molex, Inc.	5,342	205,774
Multi-Fineline Electronix, Inc.*	334	5,417
Newport Corp.*	1,504	23,508
OSI Systems, Inc.*	60	4,468
Park Electrochemical Corp.	801	22,949
PC Connection, Inc.	362	5,463
Plexus Corp.*	1,319	49,067
RadiSys Corp.*	933	2,995
RealD, Inc.*	206	1,442
Richardson Electronics Ltd.	462	5,253
Rofin-Sinar Technologies, Inc.*	1,022	24,743
Rogers Corp.*	406	24,149
Sanmina Corp.*	3,204	56,038
ScanSource, Inc.*	1,077	37,264
SYNNEX Corp.*	1,001	61,511
Tech Data Corp.*	1,432	71,471
TTM Technologies, Inc.*	2,045	19,939
Viasystems Group, Inc.*	152	2,196
Vishay Intertechnology, Inc.*	4,963	63,973
Vishay Precision Group, Inc.*	445	6,475
Zygo Corp.*	631	10,083

		2,372,751

Internet Software & Services (0.4%)
Active Network, Inc.*	2,074	29,679
Akamai Technologies, Inc.*	10,765	556,550
Angie’s List, Inc.*	713	16,042
AOL, Inc.*	3,009	104,051
Bankrate, Inc.*	1,787	36,759
Bazaarvoice, Inc.*	824	7,482
Blucora, Inc.*	595	13,673
Cvent, Inc.*	56	1,970
Dealertrack Technologies, Inc.*	188	8,054
Demand Media, Inc.*	1,373	8,677
Digital River, Inc.*	1,346	24,053
EarthLink, Inc.	4,016	19,879
Gogo, Inc.*	145	2,577
Internap Network Services Corp.*	2,045	14,213
IntraLinks Holdings, Inc.*	1,464	12,883
Limelight Networks, Inc.*	2,033	3,924
Marchex, Inc., Class B	874	6,363
Monster Worldwide, Inc.*	4,464	19,731
Perficient, Inc.*	1,115	20,471
QuinStreet, Inc.*	1,191	11,255
RealNetworks, Inc.*	894	7,653
Responsys, Inc.*	110	1,815
Shutterstock, Inc.*	97	7,054
TechTarget, Inc.*	611	3,049
Textura Corp.*	42	1,809
United Online, Inc.	3,584	28,600
Unwired Planet, Inc.*	256	443
Vocus, Inc.*	655	6,098

		974,807

IT Services (2.6%)
Acxiom Corp.*	10,841	307,776
Alliance Data Systems Corp.*	1,871	395,660
Amdocs Ltd.	11,351	415,901
Booz Allen Hamilton Holding Corp.	74	1,430
Broadridge Financial Solutions, Inc.	34,231	1,086,834
CACI International, Inc., Class A*	896	61,922
CIBER, Inc.*	2,883	9,514
Convergys Corp.	3,985	74,719
CoreLogic, Inc.*	3,647	98,651
CSG Systems International, Inc.	13,163	329,733
DST Systems, Inc.	236	17,797
Fidelity National Information Services, Inc.	10,468	486,134
Global Cash Access Holdings, Inc.*	2,553	19,939
Hackett Group, Inc.	637	4,542
Leidos Holdings, Inc.	29,712	1,352,490
Lender Processing Services, Inc.	532	17,700
Luxoft Holding, Inc.*	46	1,218
ManTech International Corp., Class A	926	26,632
ModusLink Global Solutions, Inc.*	1,557	4,266
MoneyGram International, Inc.*	625	12,237
PRGX Global, Inc.*	1,068	6,686
Sapient Corp.*	23,672	368,573
Science Applications International Corp.*	16,978	573,017
Sykes Enterprises, Inc.*	1,520	27,223
TeleTech Holdings, Inc.*	290	7,276
Total System Services, Inc.	1,406	41,364
Unisys Corp.*	1,620	40,808
VeriFone Systems, Inc.*	4,138	94,595

		5,884,637

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,763	80,269

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Energy Industries, Inc.*	113	1,980
Alpha & Omega Semiconductor Ltd.*	630	5,298
Amkor Technology, Inc.*	2,482	10,648
ANADIGICS, Inc.*	3,159	6,223
ATMI, Inc.*	1,234	32,726
Axcelis Technologies, Inc.*	4,313	9,100
Brooks Automation, Inc.	2,549	23,731
CEVA, Inc.*	853	14,714
Cirrus Logic, Inc.*	1,462	33,158
Cohu, Inc.	926	10,103
Diodes, Inc.*	317	7,766
DSP Group, Inc.*	774	5,457
Entegris, Inc.*	4,423	44,893
Entropic Communications, Inc.*	3,462	15,164
Fairchild Semiconductor International, Inc.*	4,801	66,686
First Solar, Inc.*	2,598	104,466
FormFactor, Inc.*	2,053	14,084
Freescale Semiconductor Ltd.*	1,190	19,813
GSI Technology, Inc.*	755	5,308
GT Advanced Technologies, Inc.*	744	6,331
Inphi Corp.*	634	8,515
Integrated Device Technology, Inc.*	3,636	34,251
Integrated Silicon Solution, Inc.*	1,079	11,750
International Rectifier Corp.*	2,688	66,582
Intersil Corp., Class A	4,909	55,128
IXYS Corp.	908	8,762
Kopin Corp.*	2,466	9,938
Lam Research Corp.*	7,410	379,318
Lattice Semiconductor Corp.*	3,371	15,035
Linear Technology Corp.	7,788	308,872
LSI Corp.	18,751	146,633
LTX-Credence Corp.*	1,795	11,811
MA-COM Technology Solutions Holdings, Inc.*	47	800
Microsemi Corp.*	800	19,400
Mindspeed Technologies, Inc.*	284	863
MKS Instruments, Inc.	1,986	52,808
MoSys, Inc.*	296	1,101

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nanometrics, Inc.*	302	$4,868
NeoPhotonics Corp.*	772	5,705
OmniVision Technologies, Inc.*	1,932	29,579
ON Semiconductor Corp.*	897	6,548
Pericom Semiconductor Corp.*	858	6,692
Photronics, Inc.*	2,345	18,361
PLX Technology, Inc.*	126	759
PMC-Sierra, Inc.*	4,561	30,194
RF Micro Devices, Inc.*	1,424	8,031
Rubicon Technology, Inc.*	576	6,975
Rudolph Technologies, Inc.*	1,064	12,130
Sigma Designs, Inc.*	1,210	6,764
Silicon Laboratories, Inc.*	221	9,439
Skyworks Solutions, Inc.*	1,249	31,025
Spansion, Inc., Class A*	1,825	18,414
Supertex, Inc.	375	9,503
Teradyne, Inc.*	7,373	121,802
Tessera Technologies, Inc.	2,040	39,474
TriQuint Semiconductor, Inc.*	5,541	45,048
Ultra Clean Holdings, Inc.*	883	6,102
Veeco Instruments, Inc.*	1,181	43,969
Volterra Semiconductor Corp.*	887	20,401

		2,050,999

Software (0.7%)
Accelrys, Inc.*	2,151	21,209
Actuate Corp.*	153	1,125
Aspen Technology, Inc.*	219	7,566
Compuware Corp.	8,104	90,765
Cyan, Inc.*	234	2,352
Ebix, Inc.	326	3,240
EPIQ Systems, Inc.	1,133	14,978
ePlus, Inc.	135	6,977
Gigamon, Inc.*	183	7,071
Glu Mobile, Inc.*	146	407
Mentor Graphics Corp.	3,618	84,553
MICROS Systems, Inc.*	2,585	129,095
Nuance Communications, Inc.*	10,016	187,249
Progress Software Corp.*	1,030	26,656
Rovi Corp.*	28,394	544,313
Sapiens International Corp. N.V.	537	3,249
SeaChange International, Inc.*	1,256	14,406
Synopsys, Inc.*	5,943	224,051
TeleCommunication Systems, Inc., Class A*	1,793	4,411
Telenav, Inc.*	703	4,105
TiVo, Inc.*	2,633	32,755
VASCO Data Security International, Inc.*	647	5,105
Vringo, Inc.*	2,127	6,126
Zynga, Inc., Class A*	22,222	81,777

		1,503,541

Total Information Technology		15,660,023

Materials (4.1%)
Chemicals (0.8%)
A. Schulman, Inc.	1,137	33,496
Albemarle Corp.	1,905	119,901
Arabian American Development Co.*	87	792
Ashland, Inc.	3,029	280,122
Axiall Corp.	4,877	184,302
Cabot Corp.	2,420	103,358
Chase Corp.	182	5,347
Chemtura Corp.*	12,225	281,053
Cytec Industries, Inc.	1,401	113,985
FutureFuel Corp.	656	11,782
GSE Holding, Inc.*	267	555
Huntsman Corp.	7,466	153,874
Innospec, Inc.	63	2,940
Intrepid Potash, Inc.	1,993	31,250
KMG Chemicals, Inc.	55	1,209
Kraton Performance Polymers, Inc.*	1,255	24,585
Kronos Worldwide, Inc.	828	12,826
LSB Industries, Inc.*	336	11,266
Marrone Bio Innovations, Inc.*	70	1,180
Minerals Technologies, Inc.	1,355	66,896
Olin Corp.	1,051	24,247
OM Group, Inc.*	2,665	90,024
Penford Corp.*	273	3,909
Quaker Chemical Corp.	383	27,978
Rockwood Holdings, Inc.	827	55,326
RPM International, Inc.	335	12,127
Sensient Technologies Corp.	1,905	91,230
Stepan Co.	292	16,857
Taminco Corp.*	67	1,360
Tredegar Corp.	612	15,912
W.R. Grace & Co.*	379	33,125
Westlake Chemical Corp.	110	11,513
Zep, Inc.	530	8,618
Zoltek Cos., Inc.*	1,069	17,842

		1,850,787

Construction Materials (0.0%)
Texas Industries, Inc.*	63	4,178
United States Lime & Minerals, Inc.*	7	410

		4,588

Containers & Packaging (1.8%)
AptarGroup, Inc.	730	43,895
Avery Dennison Corp.	2,624	114,196
Bemis Co., Inc.	2,239	87,343
Berry Plastics Group, Inc.*	13,707	273,729
Boise, Inc.	3,895	49,077
Crown Holdings, Inc.*	820	34,670
Greif, Inc., Class A	963	47,216
Myers Industries, Inc.	915	18,401
Owens-Illinois, Inc.*	2,615	78,502
Rock-Tenn Co., Class A	6,225	630,406
Sealed Air Corp.	89,533	2,434,402
Sonoco Products Co.	3,908	152,177
UFP Technologies, Inc.*	219	4,987

		3,969,001

Metals & Mining (1.4%)
A.M. Castle & Co.*	671	10,803
African Barrick Gold plc	151,081	401,119
AK Steel Holding Corp.*	5,226	19,597
Allegheny Technologies, Inc.	15,759	480,965
Allied Nevada Gold Corp.*	4,026	16,829
AMCOL International Corp.	654	21,373
Carpenter Technology Corp.	5,716	332,157
Century Aluminum Co.*	1,990	16,019
Cliffs Natural Resources, Inc.	5,850	119,925
Coeur Mining, Inc.*	2,370	28,558
Commercial Metals Co.	4,396	74,512
General Moly, Inc.*	2,302	3,798
Globe Specialty Metals, Inc.	2,349	36,198
Handy & Harman Ltd.*	45	1,074
Haynes International, Inc.	470	21,305
Hecla Mining Co.	11,097	34,845
Horsehead Holding Corp.*	1,706	21,257
Kaiser Aluminum Corp.	732	52,155
Materion Corp.	390	12,503

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Molycorp, Inc.*	4,811	$31,560
Noranda Aluminum Holding Corp.	1,248	3,070
Olympic Steel, Inc.	269	7,473
Reliance Steel & Aluminum Co.	10,081	738,635
Royal Gold, Inc.	1,854	90,216
RTI International Metals, Inc.*	1,216	38,961
Schnitzer Steel Industries, Inc., Class A	932	25,667
Steel Dynamics, Inc.	8,508	142,169
Stillwater Mining Co.*	4,583	50,459
SunCoke Energy, Inc.*	2,703	45,951
Tahoe Resources, Inc.*	2,863	51,305
United States Steel Corp.	5,494	113,121
Universal Stainless & Alloy Products, Inc.*	277	9,011
Walter Energy, Inc.	1,589	22,294

		3,074,884

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	188	8,981
Domtar Corp.	1,252	99,434
Louisiana-Pacific Corp.*	1,505	26,473
Neenah Paper, Inc.	548	21,542
P.H. Glatfelter Co.	198	5,360
Resolute Forest Products, Inc.*	2,611	34,517
Schweitzer-Mauduit International, Inc.	340	20,580
Wausau Paper Corp.	93	1,208

		218,095

Total Materials		9,117,355

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*	958	6,141
Cincinnati Bell, Inc.*	5,453	14,832
Fairpoint Communications, Inc.*	112	1,070
Frontier Communications Corp.	38,800	161,796
Hawaiian Telcom Holdco, Inc.*	414	11,012
IDT Corp., Class B	59	1,047
inContact, Inc.*	214	1,770
Inteliquent, Inc.	781	7,544
Intelsat S.A.*	799	19,176
Iridium Communications, Inc.*	2,457	16,904
Level 3 Communications, Inc.*	4,179	111,537
magicJack VocalTec Ltd.*	234	3,012
ORBCOMM, Inc.*	1,371	7,225
Premiere Global Services, Inc.*	1,489	14,830
Straight Path Communications, Inc., Class B*	29	153
Towerstream Corp.*	537	1,536
Vonage Holdings Corp.*	3,418	10,733
Windstream Holdings, Inc.	1,510	12,080

		402,398

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	692	4,844
Leap Wireless International, Inc.*	1,597	25,217
NII Holdings, Inc.*	6,653	40,384
Shenandoah Telecommunications Co.	138	3,326
Telephone & Data Systems, Inc.	3,581	105,818
U.S. Cellular Corp.	475	21,627
USA Mobility, Inc.	813	11,512

		212,728

Total Telecommunication Services		615,126

Utilities (3.7%)
Electric Utilities (1.3%)
ALLETE, Inc.	1,533	74,044
Cleco Corp.	10,381	465,484
El Paso Electric Co.	1,526	50,968
Empire District Electric Co.	1,664	36,042
Great Plains Energy, Inc.	5,929	131,624
Hawaiian Electric Industries, Inc.	3,752	94,175
IDACORP, Inc.	1,927	93,267
ITC Holdings Corp.	4,245	398,436
MGE Energy, Inc.	878	47,895
NRG Yield, Inc., Class A*	802	24,292
NV Energy, Inc.	16,303	384,914
OGE Energy Corp.	7,607	274,537
Otter Tail Corp.	1,405	38,778
Pepco Holdings, Inc.	9,614	177,474
Pinnacle West Capital Corp.	4,253	232,809
PNM Resources, Inc.	2,984	67,528
Portland General Electric Co.	2,903	81,952
UIL Holdings Corp.	1,951	72,538
Unitil Corp.	547	16,011
UNS Energy Corp.	1,492	69,557
Westar Energy, Inc.	4,901	150,216

		2,982,541

Gas Utilities (0.9%)
AGL Resources, Inc.	4,576	210,633
Atmos Energy Corp.	3,497	148,937
Chesapeake Utilities Corp.	375	19,684
Delta Natural Gas Co., Inc.	258	5,699
Laclede Group, Inc.	1,276	57,420
National Fuel Gas Co.	2,843	195,485
New Jersey Resources Corp.	1,606	70,744
Northwest Natural Gas Co.	1,031	43,282
Piedmont Natural Gas Co., Inc.	2,869	94,333
Questar Corp.	5,880	132,241
South Jersey Industries, Inc.	993	58,170
Southwest Gas Corp.	1,747	87,350
UGI Corp.	19,949	780,604
WGL Holdings, Inc.	1,991	85,036

		1,989,618

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	4,658	20,076
Dynegy, Inc.*	3,756	72,566
Genie Energy Ltd., Class B*	534	5,233
Ormat Technologies, Inc.	672	17,989

		115,864

Multi-Utilities (1.0%)
Alliant Energy Corp.	4,246	210,389
Avista Corp.	2,284	60,298
Black Hills Corp.	1,695	84,513
CMS Energy Corp.	24,252	638,313
Integrys Energy Group, Inc.	3,059	170,967
MDU Resources Group, Inc.	7,168	200,489
NorthWestern Corp.	1,450	65,134
SCANA Corp.	5,392	248,248
TECO Energy, Inc.	8,413	139,151
Vectren Corp.	3,173	105,819
Wisconsin Energy Corp.	8,914	359,947

		2,283,268

Water Utilities (0.4%)
American States Water Co.	1,376	37,923
American Water Works Co., Inc.	19,266	795,300
Aqua America, Inc.	801	19,809
Artesian Resources Corp., Class A	272	6,052
California Water Service Group	1,854	37,673
Connecticut Water Service, Inc.	410	13,186
Consolidated Water Co., Ltd.	531	7,949

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Middlesex Water Co	614	$13,133
SJW Corp.	431	12,077
York Water Co	133	2,669

		945,771

Total Utilities		8,317,062

Total Common Stocks (78.9%) (Cost $134,374,293)		175,918,101

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $6,627)	347	8,494

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/31/13(b)* (Cost $—)	458	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (78.9%) (Cost $134,380,920)		175,926,595
Other Assets Less Liabilities (21.1%)		46,957,951

Net Assets (100%)		$222,884,546

*	Non-income producing.

†	Securities (totaling $5,083 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $5,083 or 0.0% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	78	December-13	$8,202,952	$8,356,920	$153,968
S&P MidCap 400 E-Mini Index	274	December-13	33,630,898	33,992,440	361,542

					$515,510

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,200,719	$—	$—	$24,200,719
Consumer Staples	9,528,087	—	—	9,528,087
Energy	13,222,588	—	5,083	13,227,671
Financials	57,645,523	—	—	57,645,523
Health Care	14,049,575	—	—	14,049,575
Industrials	23,556,960	—	—	23,556,960
Information Technology	15,660,023	—	—	15,660,023
Materials	8,716,236	401,119	—	9,117,355
Telecommunication Services	615,126	—	—	615,126
Utilities	8,317,062	—	—	8,317,062
Futures	515,510	—	—	515,510
Investment Companies
Investment Companies	8,494	—	—	8,494
Warrants
Energy	—	—	—	—

Total Assets	$176,035,903	$401,119	$5,083	$176,442,105

Total Liabilities	$—	$—	$—	$—

Total	$176,035,903	$401,119	$5,083	$176,442,105

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$109,097,135
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$164,684,582

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,358,353
Aggregate gross unrealized depreciation	(5,133,319)

Net unrealized appreciation	$40,225,034

Federal income tax cost of investments	$135,701,561

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.1%)
Asset-Backed Securities (0.9%)
Aircraft Certificate Owner Trust,
Series 2003-1A D
6.455%, 9/20/22§†		$42,775	$43,447
Series 2003-1A E
7.001%, 9/20/22§†		3,900,000	3,937,052
American Money Management Corp.,
Series 2006-6A A1A
0.487%, 5/3/18(l)§		9,577	9,561
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A
0.502%, 6/20/17(l)§		11,257	11,229
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.502%, 11/15/17(l)§		77,595	77,273
Franklin CLO Ltd.,
Series 5A A2
0.514%, 6/15/18(l)§		303,694	299,244
Harvest CLO S.A.,
Series I-X A1
0.827%, 3/29/17(l)(m)	EUR	82,290	111,315
Kingsland I Ltd.,
Series 2005-1A A1A
0.504%, 6/13/19(l)§		$280,321	279,274

			4,768,395

Non-Agency CMO (2.2%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.865%, 9/25/35(l)		344,111	316,867
Alternative Loan Trust,
Series 2006-OA22 A1
0.339%, 2/25/47(l)		139,496	113,826
Banc of America Funding Corp.,
Series 2004-A 1A3
5.714%, 9/20/34(l)		233,073	234,446
Banc of America Large Loan Trust,
Series 2010 HLTN
2.482%, 11/15/15(l)§		1,145,413	1,147,251
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.694%, 6/24/50(l)§		223,518	244,962
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.974%, 2/25/34(l)		199,402	194,532
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.735%, 9/25/35(l)		244,783	197,622
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A
2.622%, 8/25/35(l)		79,982	80,222
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§		884,276	912,936
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		312,926	350,392
Series 2010-RR1 3A
5.857%, 6/10/49(l)§		312,926	347,503
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		334,593	366,862
Deltek, Inc.,
10.000%, 10/10/19		700,000	702,333
EMF-NL B.V.,
Series 2008-APRX A2
1.019%, 4/17/41(l)(m)	EUR	424,627	502,124
Granite Master Issuer plc,
Series 2006-3 A7
0.380%, 12/20/54(l)		$74,267	73,155
Series 2006-4 A6
0.360%, 12/20/54(l)		198,737	195,760
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1
0.279%, 2/25/37(l)		1,562	1,552
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1
2.806%, 10/25/33(l)		183,252	186,386
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		671,000	728,382
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A
0.371%, 1/19/38(l)		119,753	96,774
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 3A
1.183%, 10/25/35(l)		143,975	142,865
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		1,209,972	1,257,108
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.993%, 8/12/45(l)§		357,630	397,538
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		447,000	490,224
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		357,630	396,848
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		447,037	496,763
Series 2010-RR4 CMLA
6.209%, 12/16/49(l)§		223,518	248,808
Structured Asset Mortgage Investments Trust,
Series 2005-AR5 A1
0.430%, 7/19/35(l)		66,260	57,300
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28 A2
5.500%, 10/15/48		50,189	50,136
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.553%, 8/25/42(l)		24,610	23,530
Series 2005-AR17 A1A1
0.449%, 12/25/45(l)		108,231	98,500

			10,653,507

Total Asset-Backed and Mortgage-Backed Securities			15,421,902

Corporate Bonds (35.9%)
Consumer Discretionary (3.5%)
Auto Components (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, 1/15/16		$559,000	577,168

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson Controls, Inc.
5.000%, 3/30/20	$45,000	$49,604

		626,772

Distributors (0.1%)
American Tire Distributors, Inc.
9.750%, 6/1/17	648,000	684,450

Diversified Financial Services (0.1%)
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	200,000	211,750

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.
1.875%, 12/15/17	45,000	43,820
Darden Restaurants, Inc.
4.500%, 10/15/21	45,000	45,524
Diamond Resorts Corp.
12.000%, 8/15/18	335,000	371,850
Graton Economic Development Authority
9.625%, 9/1/19§	592,000	651,200
Greektown Superholdings, Inc.
Series A
13.000%, 7/1/15	536,000	558,780
Hyatt Hotels Corp.
3.875%, 8/15/16	45,000	47,808
5.375%, 8/15/21	45,000	48,378
International Game Technology
5.500%, 6/15/20	45,000	46,869
Landry's, Inc.
9.375%, 5/1/20§	559,000	592,540
Marriott International, Inc.
3.250%, 9/15/22	89,000	83,748
McDonald's Corp.
5.350%, 3/1/18	45,000	51,625
3.500%, 7/15/20	67,000	70,032
MTR Gaming Group, Inc.
11.500%, 8/1/19	201,000	219,090
Sabre, Inc.
8.500%, 5/15/19§	498,000	537,840
Starbucks Corp.
6.250%, 8/15/17	45,000	52,511
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.375%, 6/1/21§	335,000	318,250
Wyndham Worldwide Corp.
2.500%, 3/1/18	67,000	66,162
Yum! Brands, Inc.
4.250%, 9/15/15	112,000	119,005
5.300%, 9/15/19	45,000	50,396

		3,975,428

Household Durables (0.1%)
Mohawk Industries, Inc.
3.850%, 2/1/23	89,000	84,216
Newell Rubbermaid, Inc.
4.700%, 8/15/20	45,000	47,713
NVR, Inc.
3.950%, 9/15/22	67,000	64,801
Tupperware Brands Corp.
4.750%, 6/1/21	45,000	46,050
Whirlpool Corp.
4.850%, 6/15/21	45,000	47,971

		290,751

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.500%, 11/29/22	89,000	80,434
Catalina Marketing Corp.
11.250%, 10/1/15§	291,000	291,727
Expedia, Inc.
5.950%, 8/15/20	89,000	93,005

		465,166

Media (2.0%)
CBS Corp.
8.875%, 5/15/19	45,000	57,398
5.750%, 4/15/20	45,000	50,069
Clear Channel Worldwide Holdings, Inc.
Series A
7.625%, 3/15/20	447,000	461,527
Comcast Corp.
6.500%, 1/15/15	179,000	192,174
5.900%, 3/15/16	134,000	149,654
6.500%, 1/15/17	134,000	155,585
5.700%, 7/1/19	45,000	52,520
5.150%, 3/1/20	67,000	75,504
3.125%, 7/15/22	112,000	109,133
COX Communications, Inc.
5.450%, 12/15/14	29,000	30,572
5.500%, 10/1/15	45,000	48,434
Crown Media Holdings, Inc.
10.500%, 7/15/19	447,000	499,522
DCP LLC/DCP Corp.
10.750%, 8/15/15§	525,000	543,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	87,000	90,446
5.875%, 10/1/19	134,000	147,651
5.000%, 3/1/21	134,000	136,868
Discovery Communications LLC
3.700%, 6/1/15	67,000	70,315
5.050%, 6/1/20	89,000	98,217
European Media Capital S.A.
10.000%, 2/1/15(b)§†	1,984,553	1,905,171
Good Sam Enterprises LLC
11.500%, 12/1/16	536,000	576,200
Hughes Satellite Systems Corp.
7.625%, 6/15/21	224,000	241,920
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	458,000	464,584
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	67,000	65,660
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	592,000	614,200
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(h)*†	1,916,000	—
Mood Media Corp.
9.250%, 10/15/20§	400,000	330,000
NBCUniversal Media LLC
4.375%, 4/1/21	179,000	193,571
News America, Inc.
8.000%, 10/17/16	179,000	212,891
Omnicom Group, Inc.
6.250%, 7/15/19	89,000	104,065
3.625%, 5/1/22	112,000	107,655
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	67,000	84,239
Thomson Reuters Corp.
6.500%, 7/15/18	156,000	183,075
Time Warner Cable, Inc.
3.500%, 2/1/15	45,000	46,095

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.850%, 5/1/17	$179,000	$195,161
8.250%, 4/1/19	134,000	154,181
5.000%, 2/1/20	89,000	89,913
Time Warner, Inc.
5.875%, 11/15/16	89,000	100,804
4.875%, 3/15/20	224,000	242,494
3.400%, 6/15/22	45,000	43,710
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§	499,000	472,802
Viacom, Inc.
6.250%, 4/30/16	60,000	67,209
5.625%, 9/15/19	112,000	126,252
Walt Disney Co.
6.000%, 7/17/17	45,000	52,502
3.750%, 6/1/21	67,000	69,657
2.350%, 12/1/22	67,000	61,519

		9,774,494

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18	45,000	43,537
3.250%, 4/15/23	67,000	60,970
Family Dollar Stores, Inc.
5.000%, 2/1/21	45,000	47,343
Kohl’s Corp.
6.250%, 12/15/17	45,000	51,911
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	19,000	21,423
Target Corp.
6.000%, 1/15/18	156,000	183,017

		408,201

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	46,002
Home Depot, Inc.
5.400%, 3/1/16	201,000	222,475
4.400%, 4/1/21	67,000	72,851
Lowe’s Cos., Inc.
2.125%, 4/15/16	67,000	69,206
4.625%, 4/15/20	112,000	123,672
O’Reilly Automotive, Inc.
4.875%, 1/14/21	45,000	47,910
Staples, Inc.
4.375%, 1/12/23	45,000	43,398
TJX Cos., Inc.
2.500%, 5/15/23	45,000	41,548

		667,062

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	45,000	51,854
NIKE, Inc.
2.250%, 5/1/23	45,000	40,835

		92,689

Total Consumer Discretionary		17,196,763

Consumer Staples (2.5%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
0.814%, 1/27/14(l)	983,000	984,819
0.800%, 7/15/15	112,000	112,340
2.875%, 2/15/16	112,000	117,334
1.375%, 7/15/17	31,000	30,926
7.750%, 1/15/19	134,000	168,677
5.375%, 1/15/20	179,000	205,936
2.500%, 7/15/22	134,000	123,389
2.625%, 1/17/23	89,000	82,676
Brown-Forman Corp.
2.500%, 1/15/16	45,000	46,581
Coca-Cola Co.
0.750%, 3/13/15	45,000	45,200
1.500%, 11/15/15	89,000	90,597
1.800%, 9/1/16	179,000	183,703
3.150%, 11/15/20	89,000	91,213
Coca-Cola Enterprises, Inc.
3.250%, 8/19/21	100,000	97,852
Diageo Capital plc
5.750%, 10/23/17	89,000	102,427
1.125%, 4/29/18	112,000	108,032
Diageo Finance B.V.
3.250%, 1/15/15	67,000	69,294
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	45,000	45,072
3.200%, 11/15/21	45,000	44,045
PepsiCo, Inc.
0.700%, 8/13/15	45,000	45,088
0.700%, 2/26/16	67,000	66,592
2.500%, 5/10/16	134,000	139,362
1.250%, 8/13/17	67,000	66,164
7.900%, 11/1/18	112,000	142,640
4.500%, 1/15/20	89,000	97,768

		3,307,727

Food & Staples Retailing (0.6%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	268,000	296,140
Costco Wholesale Corp.
5.500%, 3/15/17	45,000	51,472
CVS Caremark Corp.
3.250%, 5/18/15	112,000	116,467
5.750%, 6/1/17	89,000	101,753
7.507%, 1/10/32§	578,762	715,937
CVS Pass-Through Trust
5.789%, 1/10/26§	375,215	431,246
Delhaize Group S.A.
4.125%, 4/10/19	45,000	46,956
Kroger Co.
6.400%, 8/15/17	45,000	51,806
6.150%, 1/15/20	45,000	52,141
Safeway, Inc.
6.350%, 8/15/17	89,000	99,772
5.000%, 8/15/19	67,000	69,901
Walgreen Co.
1.800%, 9/15/17	45,000	45,155
5.250%, 1/15/19	67,000	75,371
3.100%, 9/15/22	112,000	104,858
Wal-Mart Stores, Inc.
2.875%, 4/1/15	224,000	232,482
5.800%, 2/15/18	112,000	131,146
3.250%, 10/25/20	201,000	206,081
2.550%, 4/11/23	67,000	61,413

		2,890,097

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	112,000	120,256
Campbell Soup Co.
4.250%, 4/15/21	45,000	47,381

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
ConAgra Foods, Inc.
7.000%, 4/15/19	$67,000	$80,419
3.200%, 1/25/23	67,000	62,493
General Mills, Inc.
5.200%, 3/17/15	45,000	47,965
5.650%, 2/15/19	89,000	103,240
Hershey Co.
1.500%, 11/1/16	36,000	36,574
Hillshire Brands Co.
2.750%, 9/15/15	89,000	91,869
Hormel Foods Corp.
4.125%, 4/15/21	45,000	47,405
Hostess Brands, Inc.
6.750%, 3/6/20	700,000	717,500
Ingredion, Inc.
3.200%, 11/1/15	45,000	46,867
J.M. Smucker Co.
3.500%, 10/15/21	67,000	67,281
Kellogg Co.
4.450%, 5/30/16	45,000	49,022
4.000%, 12/15/20	45,000	47,632
Kraft Foods Group, Inc.
6.125%, 8/23/18	112,000	131,108
3.500%, 6/6/22	89,000	87,894
McCormick & Co., Inc.
3.900%, 7/15/21	45,000	47,125
Mead Johnson Nutrition Co.
4.900%, 11/1/19	45,000	49,760
Mondelez International, Inc.
4.125%, 2/9/16	112,000	119,441
5.375%, 2/10/20	224,000	253,048
Tyson Foods, Inc.
4.500%, 6/15/22	112,000	114,957

		2,369,237

Household Products (0.4%)
Clorox Co.
3.550%, 11/1/15	89,000	93,672
Colgate-Palmolive Co.
3.150%, 8/5/15	134,000	140,527
Energizer Holdings, Inc.
4.700%, 5/19/21	67,000	68,430
Kimberly-Clark Corp.
6.125%, 8/1/17	67,000	78,393
7.500%, 11/1/18	45,000	56,573
3.875%, 3/1/21	45,000	47,744
Procter & Gamble Co.
3.500%, 2/15/15	134,000	139,659
4.850%, 12/15/15	89,000	97,170
4.700%, 2/15/19	89,000	101,058
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	358,000	357,105
Spectrum Brands, Inc.
6.750%, 3/15/20	671,000	709,583

		1,889,914

Personal Products (0.1%)
Avon Products, Inc.
5.000%, 3/15/23	89,000	89,676
Revlon Consumer Products Corp.
5.750%, 2/15/21§	358,000	341,890

		431,566

Tobacco (0.2%)
Altria Group, Inc.
7.750%, 2/6/14	224,000	229,393
4.125%, 9/11/15	134,000	142,226
9.700%, 11/10/18	46,000	60,912
4.750%, 5/5/21	89,000	94,182
2.850%, 8/9/22	89,000	80,815
Lorillard Tobacco Co.
8.125%, 6/23/19	74,000	89,849
6.875%, 5/1/20	45,000	51,770
Philip Morris International, Inc.
5.650%, 5/16/18	179,000	207,627
2.625%, 3/6/23	67,000	61,794
Reynolds American, Inc.
3.250%, 11/1/22	45,000	41,522

		1,060,090

Total Consumer Staples		11,948,631

Energy (3.3%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
6.375%, 7/15/18	45,000	53,025
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	74,000	87,057
Ensco plc
3.250%, 3/15/16	89,000	92,554
4.700%, 3/15/21	134,000	141,608
Halliburton Co.
6.150%, 9/15/19	45,000	54,010
3.250%, 11/15/21	45,000	44,801
3.500%, 8/1/23	100,000	99,057
Nabors Industries, Inc.
9.250%, 1/15/19	134,000	167,302
Rowan Cos., Inc.
7.875%, 8/1/19	29,000	35,090
Transocean, Inc.
6.000%, 3/15/18	45,000	50,768
6.500%, 11/15/20	67,000	74,686
6.375%, 12/15/21	67,000	74,648
3.800%, 10/15/22	45,000	42,310
Weatherford International Ltd.
6.000%, 3/15/18	89,000	98,824
9.625%, 3/1/19	89,000	111,366

		1,227,106

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	89,000	99,868
8.700%, 3/15/19	112,000	144,271
Apache Corp.
5.625%, 1/15/17	112,000	126,834
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
7.750%, 1/15/21§	224,000	208,320
BP Capital Markets plc
3.875%, 3/10/15	224,000	234,496
3.125%, 10/1/15	224,000	234,231
4.500%, 10/1/20	201,000	216,252
Buckeye Partners LP
5.500%, 8/15/19	34,000	37,649
4.875%, 2/1/21	89,000	92,082
Canadian Natural Resources Ltd.
4.900%, 12/1/14	45,000	47,125
5.700%, 5/15/17	89,000	100,915

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.900%, 2/1/18	$45,000	$51,629
Cenovus Energy, Inc.
5.700%, 10/15/19	67,000	76,166
Chevron Corp.
2.427%, 6/24/20	112,000	110,560
2.355%, 12/5/22	134,000	123,360
3.191%, 6/24/23	134,000	131,100
Concho Resources, Inc.
5.500%, 4/1/23	436,000	431,640
ConocoPhillips Co.
5.750%, 2/1/19	134,000	156,612
2.400%, 12/15/22	67,000	61,472
Devon Energy Corp.
2.400%, 7/15/16	45,000	46,544
4.000%, 7/15/21	67,000	68,407
Diamondback Energy, Inc.
7.625%, 10/1/21§	575,000	587,937
Ecopetrol S.A.
7.625%, 7/23/19	112,000	131,600
Enbridge Energy Partners LP
9.875%, 3/1/19	89,000	116,592
Enbridge, Inc.
5.600%, 4/1/17	89,000	98,999
EnCana Corp.
5.900%, 12/1/17	45,000	51,705
6.500%, 5/15/19	45,000	53,465
Energy Transfer Partners LP
9.000%, 4/15/19	134,000	170,088
3.600%, 2/1/23	67,000	62,360
Enterprise Products Operating LLC
1.250%, 8/13/15	33,000	33,136
6.300%, 9/15/17	45,000	52,234
5.250%, 1/31/20	89,000	99,157
3.350%, 3/15/23	89,000	84,023
EOG Resources, Inc.
2.950%, 6/1/15	112,000	116,192
5.625%, 6/1/19	89,000	103,610
EQT Corp.
8.125%, 6/1/19	45,000	54,268
Foresight Energy LLC/Foresight Energy Corp.
7.875%, 8/15/21§	575,000	575,000
Hess Corp.
8.125%, 2/15/19	67,000	83,603
Husky Energy, Inc.
7.250%, 12/15/19	67,000	82,022
Inergy Midstream LP/NRGM Finance Corp.
6.000%, 12/15/20§	581,000	572,285
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	45,000	47,835
6.000%, 2/1/17	67,000	75,890
9.000%, 2/1/19	45,000	57,486
5.300%, 9/15/20	67,000	73,409
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	492,000	535,050
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/1/21§	224,000	209,440
Magellan Midstream Partners LP
6.550%, 7/15/19	45,000	53,587
4.250%, 2/1/21	45,000	47,446
Marathon Oil Corp.
5.900%, 3/15/18	55,000	63,270
2.800%, 11/1/22	112,000	104,284
Marathon Petroleum Corp.
3.500%, 3/1/16	45,000	47,243
5.125%, 3/1/21	45,000	48,544
NGPL PipeCo LLC
7.119%, 12/15/17§	156,000	136,500
Noble Energy, Inc.
8.250%, 3/1/19	89,000	111,085
Noble Holding International Ltd.
3.050%, 3/1/16	45,000	46,489
4.900%, 8/1/20	89,000	93,321
Oasis Petroleum, Inc.
6.875%, 3/15/22§	575,000	606,625
Occidental Petroleum Corp.
2.500%, 2/1/16	45,000	46,609
4.125%, 6/1/16	67,000	72,337
4.100%, 2/1/21	89,000	93,509
ONEOK Partners LP
3.250%, 2/1/16	45,000	46,734
8.625%, 3/1/19	45,000	56,785
3.375%, 10/1/22	67,000	61,863
Petrobras Global Finance B.V.
4.375%, 5/20/23	134,000	122,396
Petrobras International Finance Co.
3.875%, 1/27/16	112,000	115,525
3.500%, 2/6/17	112,000	113,661
5.875%, 3/1/18	112,000	120,568
7.875%, 3/15/19	112,000	128,632
5.750%, 1/20/20	179,000	186,869
5.375%, 1/27/21	112,000	112,629
Petrohawk Energy Corp.
6.250%, 6/1/19	112,000	123,516
Petroleos Mexicanos
4.875%, 3/15/15	112,000	117,725
8.000%, 5/3/19	179,000	216,411
6.000%, 3/5/20	224,000	249,424
3.500%, 1/30/23	101,000	91,658
Phillips 66
4.300%, 4/1/22	112,000	114,606
Pioneer Natural Resources Co.
7.500%, 1/15/20	112,000	138,433
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	45,000	47,608
8.750%, 5/1/19	45,000	57,824
Plains Exploration & Production Co.
6.500%, 11/15/20	112,000	120,373
QR Energy LP/QRE Finance Corp.
9.250%, 8/1/20	183,000	187,575
Resolute Energy Corp.
8.500%, 5/1/20	503,000	515,575
Sanchez Energy Corp.
7.750%, 6/15/21§	175,000	170,625
Seven Generations Energy Ltd.
8.250%, 5/15/20§	350,000	361,375
SM Energy Co.
5.000%, 1/15/24§	615,000	561,187
Southwestern Energy Co.
4.100%, 3/15/22	156,000	156,237
Spectra Energy Capital LLC
6.200%, 4/15/18	112,000	128,415
Statoil ASA
2.900%, 10/15/14	112,000	114,832
5.250%, 4/15/19	112,000	127,700
Stone Energy Corp.
8.625%, 2/1/17	268,000	283,410

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Suncor Energy, Inc.
6.100%, 6/1/18		$134,000	$156,987
Talisman Energy, Inc.
7.750%, 6/1/19		67,000	81,173
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17		45,000	53,281
Total Capital Canada Ltd.
1.450%, 1/15/18		67,000	66,341
Total Capital International S.A.
2.875%, 2/17/22		112,000	107,472
Total Capital S.A.
3.125%, 10/2/15		156,000	163,565
4.450%, 6/24/20		89,000	97,798
4.125%, 1/28/21		45,000	47,955
TransCanada PipeLines Ltd.
3.400%, 6/1/15		89,000	92,872
7.125%, 1/15/19		45,000	55,243
3.800%, 10/1/20		89,000	93,188
2.500%, 8/1/22		45,000	41,467
6.350%, 5/15/67(l)		89,000	92,560
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18		45,000	53,090
Valero Energy Corp.
9.375%, 3/15/19		89,000	114,995
Williams Partners LP
3.800%, 2/15/15		45,000	46,569
5.250%, 3/15/20		89,000	95,786
3.350%, 8/15/22		89,000	81,872
XTO Energy, Inc.
6.250%, 8/1/17		67,000	79,330

			15,069,483

Total Energy			16,296,589

Financials (12.4%)
Capital Markets (2.5%)
Ameriprise Financial, Inc.
5.650%, 11/15/15		45,000	49,441
Bank of New York Mellon Corp.
1.200%, 2/20/15		38,000	38,411
2.500%, 1/15/16		134,000	138,596
4.150%, 2/1/21		89,000	95,768
3.550%, 9/23/21		45,000	46,119
BlackRock, Inc.
3.500%, 12/10/14		89,000	92,139
5.000%, 12/10/19		89,000	100,976
Charles Schwab Corp.
4.450%, 7/22/20		45,000	48,929
3.225%, 9/1/22		45,000	42,838
Credit Suisse AG/New York
4.375%, 8/5/20		250,000	269,722
Credit Suisse USA, Inc.
5.375%, 3/2/16		134,000	148,049
Deutsche Bank AG/London
3.450%, 3/30/15		89,000	92,382
6.000%, 9/1/17		224,000	256,557
Eaton Vance Corp.
6.500%, 10/2/17		27,000	31,173
Franklin Resources, Inc.
3.125%, 5/20/15		45,000	46,697
Goldman Sachs Group, Inc.
3.300%, 5/3/15		112,000	115,808
3.700%, 8/1/15		134,000	140,076
5.350%, 1/15/16		447,000	486,502
0.700%, 3/22/16(l)		939,000	929,746
5.625%, 1/15/17		179,000	197,498
6.250%, 9/1/17		581,000	663,526
2.375%, 1/22/18		112,000	111,416
6.150%, 4/1/18		447,000	511,597
5.375%, 3/15/20		335,000	369,222
5.250%, 7/27/21		179,000	194,328
5.750%, 1/24/22		179,000	197,687
3.625%, 1/22/23		67,000	63,965
Jefferies Group LLC
5.125%, 4/13/18		179,000	192,204
Mellon Funding Corp.
5.000%, 12/1/14		89,000	93,350
Merrill Lynch & Co., Inc.
5.000%, 2/3/14		45,000	45,650
5.450%, 7/15/14		894,000	926,517
0.670%, 7/22/14(l)	EUR	179,000	242,409
0.728%, 1/15/15(l)		$447,000	445,861
6.050%, 5/16/16		246,000	270,766
5.700%, 5/2/17		179,000	197,271
6.875%, 4/25/18		671,000	790,807
Morgan Stanley
4.100%, 1/26/15		112,000	116,187
6.000%, 4/28/15		134,000	143,656
5.375%, 10/15/15		224,000	240,956
1.750%, 2/25/16		112,000	112,415
5.750%, 10/18/16		224,000	249,888
5.550%, 4/27/17		224,000	248,253
7.300%, 5/13/19		335,000	401,957
5.500%, 1/26/20		112,000	123,580
5.750%, 1/25/21		134,000	149,160
5.500%, 7/28/21		54,000	59,193
3.750%, 2/25/23		134,000	128,895
4.100%, 5/22/23		112,000	104,342
Nomura Holdings, Inc.
4.125%, 1/19/16		45,000	46,974
2.000%, 9/13/16		45,000	44,944
6.700%, 3/4/20		67,000	76,471
Northern Trust Corp.
3.450%, 11/4/20		67,000	69,407
Patriot Merger Corp.
9.000%, 7/15/21§		380,000	391,400
Raymond James Financial, Inc.
8.600%, 8/15/19		45,000	56,350
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		451,012	468,525
TD Ameritrade Holding Corp.
4.150%, 12/1/14		45,000	46,826
5.600%, 12/1/19		45,000	52,050
UBS AG/Connecticut
1.264%, 1/28/14(l)		59,000	59,175
5.875%, 7/15/16		112,000	124,010
4.875%, 8/4/20		98,000	109,025
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		100,000	106,250

			12,413,892

Commercial Banks (3.4%)
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		100,000	103,500
3.875%, 10/10/22		200,000	174,000
Banco Santander S.A./Chile
1.866%, 1/19/16(l)§		986,000	976,237

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of Montreal
1.400%, 9/11/17		$89,000	$87,670
2.550%, 11/6/22		134,000	124,049
Bank of Nova Scotia
3.400%, 1/22/15		112,000	116,089
2.900%, 3/29/16		156,000	163,062
1.450%, 4/25/18		67,000	65,632
4.375%, 1/13/21		67,000	72,044
Barclays Bank plc
2.750%, 2/23/15		156,000	159,874
5.140%, 10/14/20		100,000	104,502
BB&T Corp.
3.200%, 3/15/16		134,000	140,775
6.850%, 4/30/19		45,000	54,734
3.950%, 3/22/22		67,000	66,893
BNP Paribas S.A.
3.250%, 3/11/15		224,000	231,792
5.000%, 1/15/21		156,000	168,785
3.250%, 3/3/23		67,000	62,367
Canadian Imperial Bank of Commerce
1.350%, 7/18/16		89,000	89,571
1.550%, 1/23/18		45,000	44,130
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		250,000	252,128
1.900%, 9/18/17		250,000	250,349
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.125%, 10/13/15		89,000	90,992
3.375%, 1/19/17		156,000	165,397
3.875%, 2/8/22		224,000	223,274
Discover Bank/Delaware
7.000%, 4/15/20		200,000	235,875
DNB Bank ASA
3.200%, 4/3/17§		626,000	655,173
Fifth Third Bancorp
3.625%, 1/25/16		89,000	93,895
5.450%, 1/15/17		45,000	49,839
First Horizon National Corp.
5.375%, 12/15/15		89,000	96,308
HSBC Holdings plc
5.100%, 4/5/21		89,000	97,959
4.875%, 1/14/22		112,000	121,154
4.000%, 3/30/22		150,000	152,816
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	109,531
KeyCorp
5.100%, 3/24/21		112,000	123,122
KfW
2.625%, 3/3/15		402,000	414,750
0.625%, 4/24/15		112,000	112,233
2.625%, 2/16/16		469,000	490,376
5.125%, 3/14/16		447,000	494,851
0.500%, 4/19/16		179,000	178,166
1.250%, 2/15/17		224,000	225,358
4.500%, 7/16/18		224,000	252,809
4.875%, 6/17/19		179,000	206,649
4.000%, 1/27/20		224,000	246,911
2.750%, 9/8/20		224,000	229,313
2.750%, 10/1/20		150,000	153,081
6.250%, 5/19/21	AUD	983,000	1,018,008
2.625%, 1/25/22		$224,000	222,442
2.125%, 1/17/23		156,000	145,874
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		179,000	186,383
5.125%, 2/1/17		224,000	253,718
1.375%, 10/23/19		25,000	23,999
National Australia Bank Ltd./New York
1.600%, 8/7/15		250,000	253,377
Nordea Bank AB
1.168%, 1/14/14(l)§		894,000	896,175
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		179,000	196,315
PNC Funding Corp.
2.700%, 9/19/16		112,000	116,565
5.625%, 2/1/17		112,000	124,815
5.125%, 2/8/20		179,000	199,168
Regions Financial Corp.
2.000%, 5/15/18		67,000	64,822
Royal Bank of Canada
2.625%, 12/15/15		134,000	139,119
0.850%, 3/8/16		67,000	66,682
2.300%, 7/20/16		134,000	138,387
Royal Bank of Scotland Group plc
4.875%, 3/16/15		224,000	236,036
Royal Bank of Scotland plc
3.950%, 9/21/15		156,000	163,888
5.625%, 8/24/20		112,000	122,955
9.500%, 3/16/22(l)(m)		45,000	51,584
Sumitomo Mitsui Banking Corp.
3.950%, 7/19/23		250,000	250,373
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16		89,000	93,722
Svenska Handelsbanken AB
3.125%, 7/12/16		200,000	209,348
Toronto-Dominion Bank
2.500%, 7/14/16		179,000	185,919
2.375%, 10/19/16		45,000	46,387
U.S. Bancorp/Minnesota
3.150%, 3/4/15		89,000	92,308
2.450%, 7/27/15		45,000	46,435
3.442%, 2/1/16		67,000	70,023
3.000%, 3/15/22		112,000	108,975
2.950%, 7/15/22		56,000	52,723
U.S. Bank N.A./Ohio
4.950%, 10/30/14		200,000	209,575
4.800%, 4/15/15		45,000	47,754
UnionBanCal Corp.
3.500%, 6/18/22		89,000	87,283
Wachovia Corp.
5.750%, 2/1/18		134,000	154,360
Wells Fargo & Co.
1.250%, 2/13/15		100,000	100,833
3.625%, 4/15/15		89,000	92,937
1.500%, 7/1/15		224,000	226,636
5.125%, 9/15/16		112,000	123,847
2.100%, 5/8/17		89,000	90,787
5.625%, 12/11/17		291,000	334,476
3.500%, 3/8/22		112,000	112,362
3.450%, 2/13/23		150,000	140,530
Westpac Banking Corp.
4.200%, 2/27/15		179,000	187,986
2.000%, 8/14/17		89,000	89,710
4.875%, 11/19/19		134,000	149,648

			16,653,264

Consumer Finance (1.6%)
Ally Financial, Inc.
3.465%, 2/11/14(l)		760,000	763,830

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
8.000%, 11/1/31		$212,000	$236,380
American Express Co.
6.150%, 8/28/17		112,000	130,640
7.000%, 3/19/18		1,012,000	1,220,420
8.125%, 5/20/19		67,000	87,608
2.650%, 12/2/22		67,000	61,394
6.800%, 9/1/66(l)		67,000	71,020
American Express Credit Corp.
1.750%, 6/12/15		52,000	52,882
2.750%, 9/15/15		112,000	116,207
2.800%, 9/19/16		112,000	117,269
Capital One Financial Corp.
2.150%, 3/23/15		67,000	68,060
6.150%, 9/1/16		45,000	50,429
6.750%, 9/15/17		89,000	105,140
Caterpillar Financial Services Corp.
2.750%, 6/24/15		45,000	46,664
0.700%, 2/26/16		67,000	66,713
2.050%, 8/1/16		89,000	91,377
7.150%, 2/15/19		179,000	221,402
Discover Financial Services
5.200%, 4/27/22		45,000	46,884
Ford Motor Credit Co. LLC
3.875%, 1/15/15		300,000	310,290
2.750%, 5/15/15		224,000	228,144
3.984%, 6/15/16		134,000	141,558
8.000%, 12/15/16		112,000	132,735
3.000%, 6/12/17		224,000	229,062
2.375%, 1/16/18		1,118,000	1,108,385
5.875%, 8/2/21		224,000	248,102
HSBC Finance Corp.
5.000%, 6/30/15		179,000	190,527
6.676%, 1/15/21		134,000	152,944
HSBC USA, Inc.
1.625%, 1/16/18		150,000	146,904
John Deere Capital Corp.
2.800%, 9/18/17		224,000	234,185
1.300%, 3/12/18		67,000	65,635
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§		324,000	332,910
PACCAR Financial Corp.
1.150%, 8/16/16		100,000	100,332
Toyota Motor Credit Corp.
1.250%, 11/17/14		45,000	45,433
3.200%, 6/17/15		89,000	92,988
2.800%, 1/11/16		45,000	46,843
2.000%, 9/15/16		45,000	46,219
1.750%, 5/22/17		134,000	135,114
3.400%, 9/15/21		134,000	134,181
2.625%, 1/10/23		67,000	62,268

			7,739,078

Diversified Financial Services (2.8%)
Alphabet Holding Co., Inc.
8.500%, 11/1/17 PIK		492,000	506,760
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		4,000	3,560
Bank of America Corp.
4.500%, 4/1/15		445,000	467,255
1.250%, 1/11/16		45,000	44,927
6.500%, 8/1/16		225,000	255,132
5.625%, 10/14/16		360,000	401,086
2.000%, 1/11/18		67,000	65,880
7.625%, 6/1/19		90,000	110,320
5.000%, 5/13/21		225,000	241,916
3.300%, 1/11/23		134,000	125,627
Boeing Capital Corp.
2.125%, 8/15/16		45,000	46,519
Citigroup, Inc.
5.500%, 10/15/14		229,000	239,951
6.010%, 1/15/15		224,000	238,421
4.750%, 5/19/15		89,000	94,236
2.250%, 8/7/15		67,000	68,304
1.250%, 1/15/16		300,000	299,703
5.850%, 8/2/16		179,000	200,099
5.500%, 2/15/17		67,000	73,423
6.125%, 11/21/17		224,000	258,006
6.125%, 5/15/18		224,000	258,910
8.500%, 5/22/19		268,000	342,102
5.375%, 8/9/20		45,000	50,404
4.500%, 1/14/22		89,000	93,276
3.375%, 3/1/23		67,000	63,555
CNG Holdings, Inc.
9.375%, 5/15/20§		156,000	144,690
Compiler Finance Sub, Inc.
7.000%, 5/1/21§		402,000	392,955
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		134,000	152,203
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14(m)		134,000	139,862
General Electric Capital Corp.
3.500%, 6/29/15		335,000	350,450
5.400%, 2/15/17		358,000	403,007
1.625%, 4/2/18		67,000	65,942
6.000%, 8/7/19		447,000	519,308
5.300%, 2/11/21		112,000	121,734
4.650%, 10/17/21		134,000	142,827
3.150%, 9/7/22		134,000	126,720
3.100%, 1/9/23		112,000	104,710
ING US, Inc.
5.500%, 7/15/22		22,000	23,553
JPMorgan Chase & Co.
3.700%, 1/20/15		447,000	463,457
4.750%, 3/1/15		134,000	141,269
1.100%, 10/15/15		150,000	150,122
3.450%, 3/1/16		224,000	236,103
3.150%, 7/5/16		581,000	610,395
0.889%, 5/31/17(l)	EUR	400,000	532,211
2.000%, 8/15/17		$112,000	112,370
6.000%, 1/15/18		335,000	386,024
6.300%, 4/23/19		313,000	366,014
4.400%, 7/22/20		447,000	473,572
4.250%, 10/15/20		112,000	117,213
4.350%, 8/15/21		134,000	139,501
3.250%, 9/23/22		156,000	147,164
3.200%, 1/25/23		67,000	62,641
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		268,000	307,149
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		45,000	46,501
5.250%, 1/16/18		45,000	48,581
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17		89,000	92,583
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		134,000	140,525
5.450%, 2/1/18		112,000	128,013

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, 8/1/18	$500,000	$503,750
ORIX Corp.
4.710%, 4/27/15	179,000	187,086
Private Export Funding Corp.
4.550%, 5/15/15	67,000	71,470
4.950%, 11/15/15	45,000	49,168
1.375%, 2/15/17	22,000	22,270
2.050%, 11/15/22	56,000	51,083
Shell International Finance B.V.
4.300%, 9/22/19	156,000	172,101
4.375%, 3/25/20	89,000	97,971
2.375%, 8/21/22	78,000	71,563
3.400%, 8/12/23	150,000	148,255
Waha Aerospace B.V.
3.925%, 7/28/20§	117,600	124,068
XTRA Finance Corp.
5.150%, 4/1/17	45,000	49,966

		13,487,492

Insurance (1.4%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	89,000	92,231
5.800%, 3/15/18	45,000	52,183
5.900%, 6/15/19	45,000	53,540
Aegon N.V.
4.625%, 12/1/15	89,000	95,141
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	45,000	52,212
Allstate Corp.
7.450%, 5/16/19	45,000	56,990
American Financial Group, Inc./Ohio
9.875%, 6/15/19	45,000	58,379
American International Group, Inc.
3.750%, 11/30/13§	700,000	703,768
5.050%, 10/1/15	134,000	144,365
5.450%, 5/18/17	134,000	149,782
8.250%, 8/15/18	224,000	276,864
6.400%, 12/15/20	45,000	52,970
4.875%, 6/1/22	112,000	120,086
Aon Corp.
3.500%, 9/30/15	45,000	46,919
5.000%, 9/30/20	45,000	49,250
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20§	592,000	606,800
Asurion Corp.
11.000%, 8/16/19	700,000	729,750
Axis Specialty Finance LLC
5.875%, 6/1/20	89,000	98,287
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	67,000	67,407
4.250%, 1/15/21	112,000	120,061
Berkshire Hathaway, Inc.
3.200%, 2/11/15	179,000	185,533
3.000%, 2/11/23	112,000	107,635
Chubb Corp.
5.750%, 5/15/18	45,000	52,212
6.375%, 3/29/67(l)	45,000	48,375
CNA Financial Corp.
5.875%, 8/15/20	89,000	101,327
Genworth Holdings, Inc.
8.625%, 12/15/16	112,000	132,759
7.700%, 6/15/20	45,000	53,217
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	45,000	46,878
5.375%, 3/15/17	45,000	50,050
5.500%, 3/30/20	45,000	50,474
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21§	550,000	547,250
Lincoln National Corp.
6.250%, 2/15/20	45,000	51,958
7.000%, 5/17/66(l)	45,000	45,225
6.050%, 4/20/67(l)	45,000	43,650
Loews Corp.
2.625%, 5/15/23	67,000	61,202
Markel Corp.
7.125%, 9/30/19	45,000	53,112
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	90,000	98,082
4.800%, 7/15/21	45,000	48,616
MetLife, Inc.
6.750%, 6/1/16	112,000	128,158
7.717%, 2/15/19	134,000	168,469
Onex USI Acquisition Corp.
7.750%, 1/15/21§	469,000	469,000
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	67,000	73,161
Principal Financial Group, Inc.
8.875%, 5/15/19	89,000	115,524
Protective Life Corp.
7.375%, 10/15/19	67,000	81,136
Prudential Financial, Inc.
4.750%, 6/13/15	67,000	71,359
6.000%, 12/1/17	112,000	129,756
7.375%, 6/15/19	60,000	74,226
Reinsurance Group of America, Inc.
6.450%, 11/15/19	45,000	51,899
Torchmark Corp.
9.250%, 6/15/19	45,000	58,610
Travelers Cos., Inc.
5.500%, 12/1/15	45,000	49,448
5.800%, 5/15/18	45,000	52,467
Unum Group
5.625%, 9/15/20	45,000	49,492
W.R. Berkley Corp.
5.375%, 9/15/20	45,000	48,762

		7,026,007

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp.
4.625%, 4/1/15	56,000	58,320
4.500%, 1/15/18	45,000	47,408
5.050%, 9/1/20	45,000	46,064
AvalonBay Communities, Inc.
5.700%, 3/15/17	45,000	50,556
Boston Properties LP
5.000%, 6/1/15	45,000	47,938
3.700%, 11/15/18	89,000	93,646
5.625%, 11/15/20	45,000	50,532
Brandywine Operating Partnership LP
4.950%, 4/15/18	45,000	48,286
Camden Property Trust
4.625%, 6/15/21	45,000	47,557
2.950%, 12/15/22	67,000	61,231
CommonWealth REIT
6.650%, 1/15/18	45,000	49,352

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Digital Realty Trust LP
4.500%, 7/15/15	$45,000	$47,236
Duke Realty LP
6.750%, 3/15/20	45,000	51,893
ERP Operating LP
5.125%, 3/15/16	134,000	146,459
4.750%, 7/15/20	89,000	95,623
HCP, Inc.
5.625%, 5/1/17	45,000	50,243
3.150%, 8/1/22	45,000	41,623
Health Care REIT, Inc.
6.200%, 6/1/16	45,000	50,314
4.700%, 9/15/17	45,000	49,061
6.125%, 4/15/20	45,000	51,145
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	67,000	75,182
Hospitality Properties Trust
5.625%, 3/15/17	45,000	48,906
Host Hotels & Resorts LP
4.750%, 3/1/23	45,000	45,000
Kilroy Realty LP
5.000%, 11/3/15	45,000	48,245
3.800%, 1/15/23	67,000	62,611
Kimco Realty Corp.
6.875%, 10/1/19	45,000	54,418
Liberty Property LP
4.750%, 10/1/20	67,000	70,931
Mack-Cali Realty LP
2.500%, 12/15/17	45,000	44,496
3.150%, 5/15/23	67,000	59,363
ProLogis LP
6.250%, 3/15/17	45,000	51,035
6.625%, 5/15/18	89,000	104,082
4.250%, 8/15/23	100,000	99,263
Realty Income Corp.
5.750%, 1/15/21	89,000	98,235
Senior Housing Properties Trust
4.300%, 1/15/16	45,000	46,462
Simon Property Group LP
5.100%, 6/15/15	89,000	95,367
5.250%, 12/1/16	89,000	99,319
6.125%, 5/30/18	134,000	157,488
5.650%, 2/1/20	45,000	51,366
UDR, Inc.
4.250%, 6/1/18	67,000	71,126
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	45,000	47,002
2.000%, 2/15/18	45,000	44,079
4.250%, 3/1/22	45,000	45,251
Vornado Realty LP
4.250%, 4/1/15	45,000	46,759
Washington Real Estate Investment Trust
3.950%, 10/15/22	67,000	64,687
Weingarten Realty Investors
3.375%, 10/15/22	112,000	104,180

		2,919,340

Real Estate Management & Development (0.1%)
Kennedy-Wilson, Inc.
8.750%, 4/1/19	279,000	302,715

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	45,000	47,721
Sovereign Bank/Delaware
8.750%, 5/30/18	100,000	119,202

		166,923

Total Financials		60,708,711

Health Care (3.8%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	89,000	93,216
2.300%, 6/15/16	58,000	59,815
5.850%, 6/1/17	89,000	101,931
4.500%, 3/15/20	145,000	156,549
4.100%, 6/15/21	89,000	92,023
Celgene Corp.
2.300%, 8/15/18	57,000	56,975
3.250%, 8/15/22	67,000	63,126
Genentech, Inc.
4.750%, 7/15/15	89,000	95,256

		718,891

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.125%, 5/27/20	34,000	36,974
Alere, Inc.
7.250%, 7/1/18	659,000	711,720
6.500%, 6/15/20§	156,000	155,220
Angiotech Pharmaceuticals, Inc.
7.250%, 7/30/18	350,000	349,563
Baxter International, Inc.
4.625%, 3/15/15	89,000	94,134
4.250%, 3/15/20	67,000	73,105
2.400%, 8/15/22	45,000	41,633
Becton Dickinson and Co.
5.000%, 5/15/19	89,000	100,734
BioMed Realty LP
6.125%, 4/15/20	45,000	50,183
Boston Scientific Corp.
6.400%, 6/15/16	45,000	50,510
6.000%, 1/15/20	45,000	51,357
C.R. Bard, Inc.
2.875%, 1/15/16	45,000	46,772
CareFusion Corp.
6.375%, 8/1/19	45,000	51,569
Covidien International Finance S.A.
2.800%, 6/15/15	45,000	46,458
6.000%, 10/15/17	45,000	51,899
DENTSPLY International, Inc.
4.125%, 8/15/21	45,000	45,474
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18	559,000	616,297
Medtronic, Inc.
4.450%, 3/15/20	112,000	122,356
Series B
4.750%, 9/15/15	45,000	48,511
Physio-Control International, Inc.
9.875%, 1/15/19§	456,000	510,720
St. Jude Medical, Inc.
3.250%, 4/15/23	67,000	63,469
Stryker Corp.
2.000%, 9/30/16	67,000	68,812
Zimmer Holdings, Inc.
1.400%, 11/30/14	45,000	45,241
3.375%, 11/30/21	45,000	44,595

		3,477,306

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (1.9%)
Aetna, Inc.
6.500%, 9/15/18	$89,000	$105,566
3.950%, 9/1/20	45,000	46,981
AmerisourceBergen Corp.
4.875%, 11/15/19	67,000	75,144
Apria Healthcare Group, Inc.
12.375%, 11/1/14	100,000	100,750
Cardinal Health, Inc.
5.800%, 10/15/16	89,000	100,497
Carestream Health, Inc.
9.500%, 11/20/19	725,000	715,938
Cigna Corp.
5.125%, 6/15/20	58,000	64,027
4.375%, 12/15/20	45,000	47,589
Coventry Health Care, Inc.
5.450%, 6/15/21	54,000	59,400
Envision Pharmaceutical Services, Inc.
0.000%, 9/3/20	150,000	149,250
7.250%, 9/3/21	450,000	448,875
Express Scripts Holding Co.
3.125%, 5/15/16	112,000	117,263
4.750%, 11/15/21	45,000	48,143
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	447,000	500,640
HCA Holdings, Inc.
6.250%, 2/15/21	581,000	586,810
HCA, Inc.
2.682%, 3/15/14	443,750	443,334
7.250%, 9/15/20	224,000	244,160
Humana, Inc.
7.200%, 6/15/18	67,000	80,188
Laboratory Corp. of America Holdings
2.200%, 8/23/17	30,000	29,875
4.625%, 11/15/20	45,000	47,490
3.750%, 8/23/22	25,000	24,249
McKesson Corp.
1.400%, 3/15/18	45,000	43,766
4.750%, 3/1/21	45,000	49,251
2.850%, 3/15/23	89,000	83,626
Medco Health Solutions, Inc.
2.750%, 9/15/15	67,000	69,252
7.125%, 3/15/18	89,000	106,830
4.125%, 9/15/20	67,000	69,627
MedImpact Holdings, Inc.
10.500%, 2/1/18§	491,000	532,735
Quest Diagnostics, Inc.
6.400%, 7/1/17	67,000	76,424
4.700%, 4/1/21	45,000	47,539
RegionalCare Hospital Partners
7.000%, 11/2/18	695,006	689,794
Res-Care, Inc.
10.750%, 1/15/19	536,000	594,960
Select Medical Corp.
6.375%, 6/1/21§	514,000	488,300
Tenet Healthcare Corp.
8.125%, 4/1/22§	750,000	782,813
Truven Health Analytics, Inc.
10.625%, 6/1/20	335,000	365,150
U.S. Renal Care, Inc.
10.250%, 12/27/19	700,000	700,000
UnitedHealth Group, Inc.
5.375%, 3/15/16	89,000	98,543
6.000%, 2/15/18	67,000	77,939
4.700%, 2/15/21	45,000	49,097
2.875%, 3/15/23	100,000	93,634
WellPoint, Inc.
5.250%, 1/15/16	134,000	146,226
4.350%, 8/15/20	89,000	94,263
3.300%, 1/15/23	67,000	63,240

		9,359,178

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19	369,000	421,121

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	45,000	48,377
Life Technologies Corp.
6.000%, 3/1/20	45,000	50,565
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	134,000	139,556
4.700%, 5/1/20	45,000	48,047

		286,545

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.200%, 11/6/15	179,000	179,842
1.750%, 11/6/17(m)	156,000	154,887
2.900%, 11/6/22	134,000	125,041
Actavis, Inc.
6.125%, 8/15/19	45,000	52,407
3.250%, 10/1/22	112,000	104,837
Allergan, Inc.
1.350%, 3/15/18	22,000	21,479
2.800%, 3/15/23	22,000	20,787
AstraZeneca plc
5.900%, 9/15/17	112,000	129,958
Bristol-Myers Squibb Co.
5.450%, 5/1/18	45,000	52,261
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	525,000	528,938
Eli Lilly and Co.
5.200%, 3/15/17	45,000	50,742
GlaxoSmithKline Capital plc
1.500%, 5/8/17	112,000	112,406
2.850%, 5/8/22	134,000	127,911
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	134,000	156,062
Johnson & Johnson
5.550%, 8/15/17	45,000	52,143
5.150%, 7/15/18	89,000	103,019
3.550%, 5/15/21	45,000	47,178
Merck & Co., Inc.
6.000%, 9/15/17	45,000	52,475
1.300%, 5/18/18	75,000	73,243
5.000%, 6/30/19	89,000	101,654
2.400%, 9/15/22	89,000	82,468
2.800%, 5/18/23	89,000	83,621
Novartis Capital Corp.
2.900%, 4/24/15	45,000	46,698
4.400%, 4/24/20	45,000	49,330
2.400%, 9/21/22	89,000	82,728
Novartis Securities Investment Ltd.
5.125%, 2/10/19	134,000	153,188
Pfizer, Inc.
5.350%, 3/15/15	179,000	191,064
6.200%, 3/15/19	179,000	214,965

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Pinnacle Merger Sub, Inc.
9.500%, 10/1/23§		$200,000	$205,750
Sanofi S.A.
2.625%, 3/29/16		67,000	69,833
1.250%, 4/10/18		67,000	65,523
4.000%, 3/29/21		112,000	118,635
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15		89,000	92,092
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21		112,000	110,612
Valeant Pharmaceuticals International
6.375%, 10/15/20§		402,000	417,075
Zoetis, Inc.
1.875%, 2/1/18§		45,000	44,457

			4,275,309

Total Health Care			18,538,350

Industrials (3.0%)
Aerospace & Defense (0.4%)
Boeing Co.
3.500%, 2/15/15		45,000	46,806
6.000%, 3/15/19		89,000	105,543
Embraer Overseas Ltd.
6.375%, 1/15/20		45,000	47,713
GenCorp, Inc.
7.125%, 3/15/21§		335,000	351,750
General Dynamics Corp.
1.000%, 11/15/17		112,000	109,026
Honeywell International, Inc.
5.300%, 3/1/18		112,000	128,353
L-3 Communications Corp.
3.950%, 11/15/16		45,000	47,817
5.200%, 10/15/19		45,000	48,696
4.950%, 2/15/21		45,000	47,316
Lockheed Martin Corp.
4.250%, 11/15/19		156,000	169,490
Precision Castparts Corp.
1.250%, 1/15/18		67,000	65,227
Raytheon Co.
4.400%, 2/15/20		134,000	146,220
Rockwell Collins, Inc.
5.250%, 7/15/19		45,000	51,338
Textron, Inc.
5.600%, 12/1/17		45,000	50,124
5.950%, 9/21/21		45,000	49,273
United Technologies Corp.
4.875%, 5/1/15		67,000	71,568
1.800%, 6/1/17		22,000	22,309
6.125%, 2/1/19		112,000	133,178
4.500%, 4/15/20		45,000	49,781
3.100%, 6/1/22		112,000	109,950

			1,851,478

Air Freight & Logistics (0.0%)
FedEx Corp.
2.700%, 4/15/23		45,000	40,935
United Parcel Service, Inc.
5.125%, 4/1/19		45,000	51,358
3.125%, 1/15/21		112,000	113,135

			205,428

Airlines (0.5%)
American Airlines, Inc.
Series B
7.000%, 1/31/18§		980,297	1,004,805
Continental Airlines, Inc., Class A
4.750%, 1/12/21		598,596	628,525
Delta Air Lines, Inc.
Series 2010-1A
6.200%, 7/2/18		67,492	73,904
Series 2010-2 A
4.950%, 5/23/19		111,699	118,680
United Air Lines, Inc.
Series 2009-2A
9.750%, 1/15/17		311,648	355,475

			2,181,389

Building Products (0.0%)
Owens Corning, Inc.
9.000%, 6/15/19		8,000	9,735

Commercial Services & Supplies (0.9%)
Altegrity, Inc.
12.000%, 11/1/15§		167,000	148,630
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		45,000	48,857
4.750%, 5/1/19		45,000	51,291
Cornell University
5.450%, 2/1/19		89,000	103,366
EnergySolutions, Inc./EnergySolutions LLC
10.750%, 8/15/18		447,000	474,937
Jaguar Holding Co. I
10.125%, 10/15/17 PIK§		637,000	670,443
KP Germany Erste GmbH
11.625%, 7/15/17§	EUR	400,000	626,370
Pitney Bowes, Inc.
5.750%, 9/15/17		$89,000	96,565
6.250%, 3/15/19		45,000	49,837
Republic Services, Inc.
5.500%, 9/15/19		112,000	126,568
5.250%, 11/15/21		112,000	122,533
Sheridan Holdings, Inc.
9.000%, 6/20/20		550,000	552,750
Southern Graphics, Inc.
8.375%, 10/15/20§		391,000	410,550
SquareTwo Financial Corp.
11.625%, 4/1/17		147,000	154,350
TransUnion Holding Co., Inc.
8.875%, 6/15/18		503,000	533,834
Waste Management, Inc.
6.100%, 3/15/18		45,000	52,318
7.375%, 3/11/19		67,000	80,696
4.750%, 6/30/20		45,000	48,638
Yale University
2.900%, 10/15/14		22,000	22,571

			4,375,104

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17		45,000	44,919
2.875%, 5/8/22		67,000	64,447

			109,366

Electrical Equipment (0.1%)
Eaton Corp.
2.750%, 11/2/22§		112,000	104,182

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Emerson Electric Co.
4.875%, 10/15/19		$89,000	$101,469
2.625%, 2/15/23		45,000	42,619

			248,270

Industrial Conglomerates (0.3%)
Cooper U.S., Inc.
2.375%, 1/15/16		45,000	46,268
3.875%, 12/15/20		45,000	46,529
Danaher Corp.
5.625%, 1/15/18		89,000	102,558
3.900%, 6/23/21		45,000	47,695
GE Capital Trust I
6.375%, 11/15/67(l)		134,000	142,375
General Electric Co.
0.850%, 10/9/15		150,000	150,200
5.250%, 12/6/17		134,000	153,074
2.700%, 10/9/22		112,000	105,653
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		45,000	53,204
Koninklijke Philips N.V.
5.750%, 3/11/18		89,000	102,893
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	360,000	524,113
Pentair Finance S.A.
5.000%, 5/15/21		$45,000	47,573
Tyco Electronics Group S.A.
6.550%, 10/1/17		45,000	51,868
Tyco International Finance S.A.
8.500%, 1/15/19		45,000	55,961

			1,629,964

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 6/26/22		112,000	105,147
Deere & Co.
2.600%, 6/8/22		112,000	105,333
Dover Corp.
5.450%, 3/15/18		67,000	76,018
Harsco Corp.
2.700%, 10/15/15		45,000	45,253
Illinois Tool Works, Inc.
6.250%, 4/1/19		45,000	53,724
Kennametal, Inc.
3.875%, 2/15/22		53,000	51,006
Pall Corp.
5.000%, 6/15/20		45,000	48,256
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§		380,000	398,525
Xylem, Inc.
3.550%, 9/20/16		67,000	70,443

			953,705

Marine (0.1%)
American Commercial Lines LLC
10.750%, 2/27/20		425,000	401,625

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		25,000	25,785
Equifax, Inc.
4.450%, 12/1/14		45,000	46,682
Verisk Analytics, Inc.
5.800%, 5/1/21		45,000	49,725

			122,192

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		89,000	99,631
3.850%, 9/1/23		150,000	149,760
Canadian National Railway Co.
5.550%, 3/1/19		156,000	181,057
Canadian Pacific Railway Co.
7.250%, 5/15/19		20,000	24,462
CSX Corp.
7.900%, 5/1/17		112,000	133,464
7.375%, 2/1/19		89,000	109,565
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20§		45,000	42,879
Norfolk Southern Corp.
7.700%, 5/15/17		89,000	107,360
5.750%, 4/1/18		45,000	51,964
2.903%, 2/15/23		67,000	62,514
Ryder System, Inc.
7.200%, 9/1/15		45,000	50,002
3.600%, 3/1/16		45,000	47,204
Union Pacific Corp.
3.646%, 2/15/24§		123,000	122,028

			1,181,890

Trading Companies & Distributors (0.3%)
Doric Nimrod Air Finance Alpha Ltd.
Series 2012-1 A
5.125%, 11/30/22§		193,935	192,118
GATX Corp.
3.500%, 7/15/16		67,000	70,237
4.850%, 6/1/21		45,000	48,106
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		447,000	475,496
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§		575,000	563,500

			1,349,457

Total Industrials			14,619,603

Information Technology (1.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16		179,000	199,157
4.950%, 2/15/19		224,000	254,254
Harris Corp.
6.375%, 6/15/19		45,000	51,541
Motorola Solutions, Inc.
6.000%, 11/15/17		45,000	51,255

			556,207

Computers & Peripherals (0.3%)
Apple, Inc.
0.450%, 5/3/16		67,000	66,375
1.000%, 5/3/18		156,000	149,510
2.400%, 5/3/23		224,000	201,062
Dell, Inc.
2.300%, 9/10/15		89,000	88,938
EMC Corp.
1.875%, 6/1/18		45,000	44,708
2.650%, 6/1/20		112,000	110,555
3.375%, 6/1/23		134,000	130,038
Hewlett-Packard Co.
2.350%, 3/15/15		134,000	136,407
5.500%, 3/1/18		89,000	99,469
3.750%, 12/1/20		112,000	107,066

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
4.375%, 9/15/21		$134,000	$129,841
4.650%, 12/9/21		112,000	109,928

			1,373,897

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15		67,000	69,357
Avnet, Inc.
6.000%, 9/1/15		45,000	48,906
5.875%, 6/15/20		45,000	48,144
Corning, Inc.
1.450%, 11/15/17		45,000	44,378
Ingram Micro, Inc.
5.000%, 8/10/22		45,000	44,932
Kemet Corp.
10.500%, 5/1/18		76,000	67,640

			323,357

Internet Software & Services (0.2%)
eBay, Inc.
3.250%, 10/15/20		45,000	45,801
2.600%, 7/15/22		45,000	41,843
Endurance International Group
10.250%, 4/30/20		700,000	700,000
Google, Inc.
2.125%, 5/19/16		45,000	46,539
3.625%, 5/19/21		45,000	46,703

			880,886

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18		94,000	108,128
Fiserv, Inc.
3.125%, 10/1/15		89,000	92,569
6.800%, 11/20/17		45,000	53,200
International Business Machines Corp.
5.700%, 9/14/17		358,000	415,373
1.875%, 8/1/22		112,000	100,151
Leidos Holdings, Inc.
4.450%, 12/1/20		45,000	45,639
Western Union Co.
5.930%, 10/1/16		112,000	124,679

			939,739

Office Electronics (0.0%)
Xerox Corp.
6.350%, 5/15/18		112,000	128,778
5.625%, 12/15/19		45,000	50,203

			178,981

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		45,000	46,948
Broadcom Corp.
2.500%, 8/15/22		45,000	41,451
Intel Corp.
1.950%, 10/1/16		45,000	46,286
1.350%, 12/15/17		89,000	87,834
3.300%, 10/1/21		114,000	112,769
2.700%, 12/15/22		112,000	103,107
KLA-Tencor Corp.
6.900%, 5/1/18		19,000	22,359
National Semiconductor Corp.
3.950%, 4/15/15		45,000	47,270
Texas Instruments, Inc.
2.375%, 5/16/16		45,000	46,808
1.650%, 8/3/19		45,000	43,625

			598,457

Software (0.7%)
Adobe Systems, Inc.
3.250%, 2/1/15		67,000	69,187
BMC Software, Inc.
4.250%, 2/15/22		11,000	11,180
4.500%, 12/1/22		45,000	45,785
CA, Inc.
6.125%, 12/1/14		89,000	94,365
Infor US, Inc.
10.000%, 4/1/19	EUR	525,000	784,822
ION Trading Technologies Ltd.
8.250%, 5/21/21		$1,050,000	1,051,969
Microsoft Corp.
4.200%, 6/1/19§		156,000	172,109
2.375%, 5/1/23		250,000	225,875
Nuance Communications, Inc.
5.375%, 8/15/20§		380,000	361,000
Oracle Corp.
5.250%, 1/15/16		201,000	220,847
5.750%, 4/15/18		246,000	286,007
2.500%, 10/15/22		112,000	103,552

			3,426,698

Total Information Technology			8,278,222

Materials (1.9%)
Chemicals (0.8%)
Agrium, Inc.
3.150%, 10/1/22		45,000	41,754
Air Products and Chemicals, Inc.
4.375%, 8/21/19		45,000	48,858
Airgas, Inc.
3.250%, 10/1/15		45,000	46,680
Cabot Corp.
5.000%, 10/1/16		45,000	49,328
Dow Chemical Co.
2.500%, 2/15/16		45,000	46,468
8.550%, 5/15/19		112,000	142,643
4.250%, 11/15/20		112,000	117,124
4.125%, 11/15/21		45,000	45,737
3.000%, 11/15/22		112,000	102,690
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15		89,000	92,048
5.250%, 12/15/16		45,000	50,743
3.625%, 1/15/21		89,000	91,444
2.800%, 2/15/23		112,000	104,548
Eastman Chemical Co.
2.400%, 6/1/17		67,000	67,777
5.500%, 11/15/19		45,000	50,509
Ecolab, Inc.
1.000%, 8/9/15		42,000	42,084
4.350%, 12/8/21		89,000	93,561
Hexion US Finance Corp.
6.625%, 4/15/20		179,000	179,000
LYB International Finance B.V.
4.000%, 7/15/23		45,000	44,325
Methanex Corp.
3.250%, 12/15/19		27,000	26,342
Monsanto Co.
5.125%, 4/15/18		45,000	51,483
Orion Engineered Carbons Finance & Co. SCA
10.000%, 8/1/19 PIK§		435,861	444,578

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
PetroLogistics LP/PetroLogistics Finance Corp.
6.250%, 4/1/20§		$369,000	$362,543
Phibro Animal Health Corp.
9.250%, 7/1/18§		335,000	360,125
Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19		45,000	53,208
PPG Industries, Inc.
1.900%, 1/15/16		67,000	68,125
6.650%, 3/15/18		67,000	79,098
Praxair, Inc.
4.625%, 3/30/15		89,000	94,446
4.500%, 8/15/19		45,000	50,612
3.000%, 9/1/21		45,000	44,074
2.200%, 8/15/22		45,000	40,937
2.700%, 2/21/23		67,000	63,425
Reichhold Industries, Inc.
11.000%, 5/8/17 PIK§		598,387	460,758
RPM International, Inc.
6.125%, 10/15/19		45,000	51,208
Sherwin-Williams Co.
3.125%, 12/15/14		45,000	46,326
TPC Group, Inc.
8.750%, 12/15/20§		302,000	308,040
Valspar Corp.
7.250%, 6/15/19		45,000	53,243

			4,115,892

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16		156,000	175,318

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19		67,000	79,807
Viskase Cos., Inc.
9.875%, 1/15/18§		291,000	308,460

			388,267

Metals & Mining (0.9%)
Alcoa, Inc.
6.750%, 7/15/18		89,000	97,099
6.150%, 8/15/20		67,000	70,061
5.400%, 4/15/21		45,000	44,410
Aleris International, Inc.
7.875%, 11/1/20		481,000	497,835
Allegheny Technologies, Inc.
9.375%, 6/1/19		45,000	55,398
Barminco Finance Pty Ltd.
9.000%, 6/1/18§		335,000	306,525
Barrick Gold Corp.
2.900%, 5/30/16		89,000	89,966
6.950%, 4/1/19		45,000	51,480
4.100%, 5/1/23		45,000	39,331
Barrick North America Finance LLC
4.400%, 5/30/21		89,000	82,504
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		134,000	160,005
3.250%, 11/21/21		112,000	110,991
Cliffs Natural Resources, Inc.
3.950%, 1/15/18		67,000	67,155
4.800%, 10/1/20		25,000	23,832
FMG Resources Pty Ltd.
8.250%, 11/1/19§		279,000	300,622
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22		112,000	103,256
3.875%, 3/15/23§		112,000	103,096
Goldcorp, Inc.
3.700%, 3/15/23		45,000	41,467
Newmont Mining Corp.
3.500%, 3/15/22		112,000	98,288
Nucor Corp.
5.750%, 12/1/17		45,000	51,109
5.850%, 6/1/18		45,000	51,560
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		45,000	43,942
Rio Tinto Alcan, Inc.
5.000%, 6/1/15		179,000	190,859
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		156,000	202,120
4.125%, 5/20/21		112,000	113,518
Rio Tinto Finance USA plc
1.625%, 8/21/17		45,000	44,282
2.875%, 8/21/22		45,000	41,445
Southern Copper Corp.
5.375%, 4/16/20		60,000	63,912
SunCoke Energy, Inc.
7.625%, 8/1/19		550,000	585,750
Teck Resources Ltd.
4.500%, 1/15/21		45,000	44,550
3.750%, 2/1/23		89,000	80,545
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		224,000	226,800
Vale Overseas Ltd.
6.250%, 1/11/16		134,000	147,362
4.625%, 9/15/20		89,000	90,487

			4,321,562

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21		89,000	88,574
International Paper Co.
5.300%, 4/1/15		45,000	47,811
9.375%, 5/15/19		134,000	176,791
4.750%, 2/15/22		45,000	47,191

			360,367

Total Materials			9,361,406

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
2.500%, 8/15/15		224,000	230,541
5.625%, 6/15/16		89,000	99,185
1.700%, 6/1/17		224,000	223,485
5.500%, 2/1/18		134,000	151,326
4.450%, 5/15/21		224,000	234,866
British Telecommunications plc
1.625%, 6/28/16		250,000	251,439
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18		89,000	113,567
CenturyLink, Inc.
Series T
5.800%, 3/15/22		300,000	281,250
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20		380,000	406,600
5.500%, 8/1/23§		246,000	229,395
Level 3 Financing, Inc.
10.000%, 2/1/18		268,000	287,778
8.125%, 7/1/19		179,000	191,866
Lynx I Corp.
6.000%, 4/15/21§	GBP	400,000	657,273

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Orange S.A.
2.750%, 9/14/16	$45,000	$46,332
5.375%, 7/8/19	89,000	98,677
PAETEC Holding Corp.
9.875%, 12/1/18	536,000	596,300
Qwest Corp.
6.750%, 12/1/21	89,000	95,435
Telecom Italia Capital S.A.
5.250%, 10/1/15	45,000	47,319
7.175%, 6/18/19	89,000	99,016
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	134,000	147,502
5.877%, 7/15/19	65,000	70,878
5.462%, 2/16/21	134,000	136,938
Verizon Communications, Inc.
5.550%, 2/15/16	268,000	294,690
1.782%, 9/15/16(l)	200,000	205,834
2.500%, 9/15/16	187,000	192,311
5.500%, 2/15/18	134,000	151,701
2.002%, 9/14/18(l)	100,000	105,150
3.650%, 9/14/18	450,000	474,255
6.350%, 4/1/19	179,000	209,788
4.500%, 9/15/20	171,000	181,055
4.600%, 4/1/21	134,000	142,386
5.150%, 9/15/23	350,000	372,470
Zayo Group LLC/Zayo Capital, Inc.
10.125%, 7/1/20	514,000	591,100

		7,617,708

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	447,000	480,114
3.125%, 7/16/22	200,000	183,416
Rogers Communications, Inc.
7.500%, 3/15/15	89,000	97,294
6.800%, 8/15/18	67,000	80,003
Sprint Corp.
7.250%, 9/15/21§	475,000	479,180
Vodafone Group plc
0.900%, 2/19/16	45,000	44,590
5.625%, 2/27/17	89,000	100,565
5.450%, 6/10/19	89,000	101,687
2.500%, 9/26/22	89,000	79,343
2.950%, 2/19/23	112,000	102,256

		1,748,448

Total Telecommunication Services		9,366,156

Utilities (1.9%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.
2.950%, 12/15/22	67,000	61,704
Commonwealth Edison Co.
4.000%, 8/1/20	72,000	76,792
Connecticut Light & Power Co.
5.650%, 5/1/18	45,000	52,286
Duke Energy Carolinas LLC
7.000%, 11/15/18	45,000	55,541
4.300%, 6/15/20	112,000	120,232
Duke Energy Corp.
3.350%, 4/1/15	45,000	46,672
5.050%, 9/15/19	67,000	75,015
3.050%, 8/15/22	45,000	42,731
Duke Energy Florida, Inc.
4.550%, 4/1/20	11,000	12,043
Duke Energy Progress, Inc.
5.300%, 1/15/19	89,000	103,050
Entergy Arkansas, Inc.
3.750%, 2/15/21	89,000	91,695
Entergy Corp.
5.125%, 9/15/20	45,000	46,887
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	53,421
Exelon Corp.
4.900%, 6/15/15	89,000	94,582
Georgia Power Co.
2.850%, 5/15/22	112,000	107,727
Hydro-Quebec
2.000%, 6/30/16	156,000	160,711
Jersey Central Power & Light Co.
7.350%, 2/1/19	45,000	54,128
Kansas City Power & Light Co.
5.850%, 6/15/17	45,000	49,161
6.375%, 3/1/18	45,000	51,511
Korea Electric Power Corp.
3.000%, 10/5/15§	894,000	919,890
LG&E and KU Energy LLC
2.125%, 11/15/15	45,000	45,893
3.750%, 11/15/20	67,000	66,926
MidAmerican Energy Co.
4.650%, 10/1/14	89,000	92,486
Nevada Power Co.
6.500%, 8/1/18	89,000	106,707
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	67,000	67,366
7.875%, 12/15/15	45,000	51,477
6.000%, 3/1/19	45,000	51,431
Northern States Power Co.
1.950%, 8/15/15	45,000	46,024
Ohio Power Co.
6.050%, 5/1/18	89,000	102,242
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	89,000	106,968
Pacific Gas & Electric Co.
3.500%, 10/1/20	112,000	112,577
Peco Energy Co.
5.000%, 10/1/14	45,000	47,071
5.350%, 3/1/18	45,000	51,805
Progress Energy, Inc.
5.625%, 1/15/16	45,000	49,051
7.050%, 3/15/19	45,000	54,551
3.150%, 4/1/22	112,000	106,299
Public Service Co. of Colorado
3.200%, 11/15/20	67,000	68,449
Public Service Co. of Oklahoma
4.400%, 2/1/21	45,000	47,581
Public Service Electric & Gas Co.
3.500%, 8/15/20	45,000	46,817
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	45,000	50,607
Southern California Edison Co.
3.875%, 6/1/21	45,000	47,701
Southern Co.
2.450%, 9/1/18	90,000	91,190

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Southwestern Electric Power Co.
Series E
5.550%, 1/15/17		$54,000	$60,600
Tampa Electric Co.
6.100%, 5/15/18		45,000	53,147
Virginia Electric & Power Co.
5.400%, 1/15/16		45,000	49,575
5.000%, 6/30/19		74,000	83,967
2.750%, 3/15/23		67,000	63,611
Wisconsin Electric Power Co.
4.250%, 12/15/19		67,000	73,819
2.950%, 9/15/21		45,000	44,851
Wisconsin Power & Light Co.
5.000%, 7/15/19		22,000	25,114
Xcel Energy, Inc.
0.750%, 5/9/16		89,000	88,532
4.700%, 5/15/20		45,000	49,729

			4,379,943

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19		45,000	57,730
Boardwalk Pipelines LP
5.750%, 9/15/19		89,000	99,280
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		45,000	48,510
DCP Midstream Operating LP
3.875%, 3/15/23		45,000	40,974
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20		212,000	237,440
LBC Tank Terminals Holding Netherlands B.V.
6.875%, 5/15/23§		224,000	225,120
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17		67,000	79,275
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21		67,000	70,066
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17		257,000	267,280

			1,125,675

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		45,000	48,494
Exelon Generation Co. LLC
6.200%, 10/1/17		45,000	51,567
NRG Energy, Inc.
7.625%, 1/15/18		224,000	248,080
PPL Energy Supply LLC
6.500%, 5/1/18		45,000	50,684
PSEG Power LLC
5.125%, 4/15/20		89,000	97,505
Tennessee Valley Authority
5.500%, 7/18/17		246,000	283,825
3.875%, 2/15/21		447,000	481,383
TransAlta Corp.
4.750%, 1/15/15		45,000	46,701

			1,308,239

Multi-Utilities (0.5%)
AGL Capital Corp.
3.500%, 9/15/21		112,000	113,083
CenterPoint Energy, Inc.
5.950%, 2/1/17		45,000	51,097
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19		45,000	54,806
Series 04-A
4.700%, 2/1/14		1,296,000	1,314,128
Series 08-A
5.850%, 4/1/18		134,000	156,537
Consumers Energy Co.
6.700%, 9/15/19		112,000	139,726
Dominion Resources, Inc.
5.150%, 7/15/15		89,000	95,689
8.875%, 1/15/19		89,000	114,921
DTE Energy Co.
6.350%, 6/1/16		45,000	50,982
MidAmerican Energy Holdings Co.
5.750%, 4/1/18		67,000	77,619
National Grid plc
6.300%, 8/1/16		45,000	51,060
NiSource Finance Corp.
6.400%, 3/15/18		45,000	52,196
5.450%, 9/15/20		45,000	49,479
NSTAR LLC
4.500%, 11/15/19		67,000	73,691
SCANA Corp.
6.250%, 4/1/20		45,000	50,305
Sempra Energy
6.500%, 6/1/16		27,000	30,786
6.150%, 6/15/18		45,000	52,608
2.875%, 10/1/22		28,000	25,941
TECO Finance, Inc.
5.150%, 3/15/20		45,000	49,342

			2,603,996

Total Utilities			9,417,853

Total Corporate Bonds			175,732,284

Government Securities (64.1%)
Agency CMO (4.1%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17		$536,444	588,540
Federal National Mortgage Association
3.500% 11/25/43 TBA		19,000,000	19,288,711

			19,877,251

Foreign Governments (4.3%)
Australia Government Bond
5.500% 1/21/18	AUD	9,400,000	9,629,875
Canadian Government Bond
0.875% 2/14/17		$135,000	135,011
Development Bank of Japan
5.125% 2/1/17		100,000	113,092
Eksportfinans ASA
3.000% 11/17/14		89,000	89,000
2.000% 9/15/15		179,000	175,331
2.375% 5/25/16		89,000	86,223
5.500% 5/25/16		45,000	46,631
5.500% 6/26/17		45,000	46,631
Export Development Canada
2.250% 5/28/15		200,000	206,086
1.250% 10/26/16		90,000	91,205
Export-Import Bank of Korea
4.125% 9/9/15		150,000	158,263
1.750% 2/27/18		200,000	194,400
4.000% 1/29/21		268,000	273,564
4.375% 9/15/21		200,000	209,174
Federative Republic of Brazil
8.000% 1/15/18		123,000	138,375

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.875% 1/15/19		$134,000	$151,621
8.875% 10/14/19		100,000	129,400
4.875% 1/22/21		250,000	268,125
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37(b)(m)	EUR	45,000	53,830
Japan Finance Corp.
2.500% 1/21/16		$200,000	208,135
2.250% 7/13/16		224,000	232,516
Japan Finance Organization for Municipalities
5.000% 5/16/17		100,000	113,211
Korea Development Bank
3.250% 3/9/16		224,000	231,792
Korea Finance Corp.
4.625% 11/16/21		250,000	262,300
Province of British Columbia
2.850% 6/15/15		179,000	186,160
2.000% 10/23/22		67,000	61,398
Province of Manitoba
4.900% 12/6/16		179,000	200,783
Province of Nova Scotia
5.125% 1/26/17		112,000	126,314
Province of Ontario
2.950% 2/5/15		112,000	115,617
1.875% 9/15/15		291,000	297,692
4.950% 11/28/16		246,000	275,613
1.100% 10/25/17		89,000	87,634
1.650% 9/27/19		134,000	128,696
4.000% 10/7/19		268,000	292,222
2.450% 6/29/22		89,000	84,008
Province of Quebec
4.600% 5/26/15		67,000	71,395
4.625% 5/14/18		89,000	100,393
3.500% 7/29/20		89,000	93,305
Republic of Colombia
8.250% 12/22/14		224,000	241,920
Republic of Italy
4.500% 1/21/15		224,000	232,905
5.250% 9/20/16		282,000	305,217
Republic of Korea
5.750% 4/16/14		626,000	642,602
7.125% 4/16/19		965,000	1,196,928
Republic of Peru
8.375% 5/3/16		45,000	52,087
7.125% 3/30/19		45,000	54,563
Republic of Philippines
4.000% 1/15/21		335,000	347,563
Republic of Poland
6.375% 7/15/19		224,000	261,213
Republic of South Africa
6.875% 5/27/19		112,000	128,520
5.500% 3/9/20		112,000	119,980
Republic of Turkey
7.500% 7/14/17		492,000	559,650
3.250% 3/23/23		335,000	287,681
State of Israel
5.500% 11/9/16		45,000	50,512
5.125% 3/26/19		89,000	100,459
Svensk Exportkredit AB
5.125% 3/1/17		89,000	100,811
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	1,074	1,629
United Mexican States
5.625% 1/15/17		$156,000	173,940
3.625% 3/15/22		570,000	564,300

			20,787,501

Municipal Bonds (1.3%)
Board of Regents of the University of Texas System , Revenue Bonds, Series 2009B
6.276% 8/15/41		1,296,000	1,417,733
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		535,000	578,715
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718% 4/1/19		445,000	493,968
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		225,000	245,102
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995% 7/1/20		110,000	102,706
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854% 1/15/30		670,000	726,092
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		445,000	480,916
New York & New Jersey Port Authority, Revenue Bonds, Series 2010
5.647% 11/1/40		315,000	341,050
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		445,000	502,627
State of California, Various Purposes, General Obligation Bonds
3.950% 11/1/15		180,000	191,160
State of Illinois, General Obligation Bonds, Series 2010
4.421% 1/1/15		45,000	46,410
State of Illinois, General Obligation Bonds, Series 2011
5.665% 3/1/18		225,000	245,383
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028% 4/1/26		805,000	886,490

			6,258,352

Supranational (1.6%)
African Development Bank
2.500% 3/15/16		67,000	70,022
Asian Development Bank
4.250% 10/20/14		112,000	116,615
0.500% 8/17/15		112,000	112,147
2.500% 3/15/16		112,000	117,191
0.500% 6/20/16		112,000	111,561
5.500% 6/27/16		112,000	126,606
1.750% 9/11/18		100,000	100,784
1.875% 10/23/18		112,000	113,352
1.750% 3/21/19		45,000	44,993
1.375% 3/23/20		67,000	64,199
Corp. Andina de Fomento
3.750% 1/15/16		112,000	116,480
8.125% 6/4/19		112,000	136,640
Council of Europe Development Bank
2.625% 2/16/16		179,000	186,817
1.500% 6/19/17		89,000	89,883

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
European Bank for Reconstruction & Development
1.625% 9/3/15	$112,000	$114,546
1.375% 10/20/16	112,000	113,926
0.750% 9/1/17	112,000	110,166
1.625% 4/10/18	100,000	99,970
1.000% 6/15/18	67,000	65,576
1.625% 11/15/18	100,000	98,913
European Investment Bank
2.875% 1/15/15	224,000	231,183
2.750% 3/23/15	224,000	231,617
4.875% 2/16/16	492,000	540,939
0.625% 4/15/16	250,000	249,595
2.125% 7/15/16	447,000	463,711
0.500% 8/15/16	335,000	332,255
4.875% 1/17/17	246,000	277,011
1.125% 9/15/17	335,000	333,141
1.000% 12/15/17	89,000	87,642
1.000% 6/15/18	224,000	218,006
2.875% 9/15/20	224,000	228,798
4.000% 2/16/21	89,000	97,156
Inter-American Development Bank
5.125% 9/13/16	125,000	140,472
1.375% 10/18/16	112,000	113,596
0.875% 11/15/16	200,000	199,717
4.250% 9/10/18	224,000	252,260
3.875% 2/14/20	224,000	248,109
International Bank for Reconstruction & Development
2.375% 5/26/15	224,000	231,140
2.125% 3/15/16	447,000	462,980
0.500% 4/15/16	179,000	178,194
0.875% 4/17/17	224,000	222,417
International Finance Corp.
2.250% 4/11/16	224,000	233,035
2.125% 11/17/17	112,000	115,967
0.875% 6/15/18	112,000	109,114
Nordic Investment Bank
5.000% 2/1/17	112,000	126,954

		8,035,396

U.S. Government Agencies (4.5%)
Federal Farm Credit Bank
1.500% 11/16/15	447,000	457,589
0.450% 7/12/16	224,000	222,291
4.875% 1/17/17	313,000	352,892
Federal Home Loan Bank
1.630% 8/20/15	180,000	184,171
0.500% 11/20/15	110,000	110,194
5.375% 5/18/16	445,000	500,919
5.625% 6/13/16	514,000	578,551
4.750% 12/16/16	560,000	630,604
1.000% 6/21/17	180,000	179,832
5.000% 11/17/17	560,000	646,355
1.875% 3/8/19	225,000	224,752
Federal Home Loan Mortgage Corp.
0.750% 11/25/14	224,000	225,425
0.800% 1/13/15	45,000	45,085
4.500% 1/15/15	447,000	471,665
2.875% 2/9/15	671,000	695,154
0.550% 2/27/15	224,000	224,366
0.420% 6/19/15	224,000	224,065
0.500% 8/28/15	134,000	134,291
1.750% 9/10/15	335,000	343,949
0.500% 9/25/15	402,000	402,405
0.500% 10/9/15	298,000	297,611
4.750% 11/17/15	447,000	487,986
0.450% 11/24/15	335,000	334,806
0.500% 11/27/15	156,000	155,740
0.850% 2/24/16	224,000	224,282
5.125% 10/18/16	447,000	506,144
2.250% 1/23/17	89,000	89,541
5.000% 4/18/17	134,000	152,647
1.000% 6/29/17	224,000	223,134
5.500% 8/23/17	201,000	233,658
1.000% 9/29/17	335,000	332,194
0.750% 1/12/18	447,000	435,850
0.875% 3/7/18	447,000	436,948
1.750% 5/30/19	447,000	444,262
2.000% 7/30/19	45,000	44,608
1.250% 8/1/19	224,000	215,320
1.250% 10/2/19	224,000	213,803
1.375% 5/1/20	350,000	332,490
2.375% 1/13/22	447,000	434,414
Federal National Mortgage Association
2.625% 11/20/14	447,000	459,315
0.550% 2/27/15	134,000	134,219
0.375% 3/16/15	447,000	447,752
0.375% 3/25/15	89,000	89,020
0.500% 7/2/15	447,000	448,425
2.375% 7/28/15	536,000	556,266
1.875% 9/9/15	112,000	115,055
0.500% 9/28/15	536,000	537,332
0.480% 10/9/15	559,000	558,628
1.875% 10/15/15	45,000	46,267
0.375% 12/21/15	224,000	223,545
0.500% 1/29/16	335,000	334,221
5.000% 3/15/16	514,000	569,658
0.500% 4/25/16	447,000	445,229
5.000% 2/13/17	447,000	507,226
5.000% 5/11/17	621,000	707,762
5.375% 6/12/17	648,000	748,455
0.950% 8/23/17	224,000	220,520
0.875% 8/28/17	447,000	441,374
1.000% 9/27/17	112,000	110,237
0.875% 10/26/17	224,000	220,732
0.900% 11/7/17	134,000	131,028
1.000% 12/28/17	447,000	436,202
0.875% 2/8/18	447,000	437,479
1.250% 6/20/18	447,000	437,304
1.750% 1/30/19	89,000	87,693
1.700% 10/4/19	89,000	86,064
2.200% 10/25/22	34,000	31,089
2.500% 3/27/23	112,000	103,689

		22,121,779

U.S. Treasuries (48.3%)
U.S. Treasury Bonds
11.250% 2/15/15	1,756,900	2,022,097
9.250% 2/15/16	1,341,100	1,619,483
7.500% 11/15/16	1,117,600	1,351,869
9.125% 5/15/18	375,500	509,066
8.875% 2/15/19	223,500	309,416
8.125% 8/15/19	773,400	1,055,743
8.750% 8/15/20	1,287,500	1,858,778
2.000% 1/15/26 TIPS	322,400	437,365
2.375% 1/15/27 TIPS	416,800	580,532
1.750% 1/15/28 TIPS	2,210,400	2,758,013
2.500% 1/15/29 TIPS	480,200	641,763
3.875% 4/15/29 TIPS	195,000	397,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.625% 2/15/43 TIPS	$449,300	$373,790
U.S. Treasury Notes
0.500% 10/15/14	1,300,300	1,305,259
0.250% 10/31/14	300	300
4.250% 11/15/14	1,207,000	1,262,376
0.250% 11/30/14	1,117,600	1,118,866
0.125% 12/31/14	2,235,200	2,234,065
2.625% 12/31/14	1,299,800	1,339,556
0.250% 1/31/15	2,235,200	2,237,285
2.250% 1/31/15	2,458,700	2,526,122
0.250% 2/15/15	1,117,600	1,118,429
4.000% 2/15/15	1,077,400	1,133,327
0.250% 2/28/15	1,117,600	1,118,342
2.375% 2/28/15	2,235,200	2,303,490
0.375% 3/15/15	1,341,100	1,344,296
0.250% 3/31/15	1,117,600	1,118,124
2.500% 3/31/15	1,788,100	1,848,867
0.375% 4/15/15	894,100	896,021
0.125% 4/30/15	1,341,100	1,338,625
2.500% 4/30/15	4,023,300	4,166,512
0.250% 5/15/15	894,100	894,030
4.125% 5/15/15	894,100	950,077
0.250% 5/31/15	1,475,200	1,474,912
2.125% 5/31/15	983,500	1,013,903
0.375% 6/15/15	1,341,100	1,343,457
0.375% 6/30/15	1,452,900	1,455,362
1.875% 6/30/15	3,822,200	3,927,907
0.250% 7/15/15	2,235,200	2,233,541
0.250% 7/31/15	2,500,000	2,498,145
0.250% 8/15/15	782,300	781,509
4.250% 8/15/15	1,247,200	1,338,938
0.375% 8/31/15	1,800,000	1,802,109
1.250% 8/31/15	1,500,000	1,526,829
0.250% 9/15/15	894,100	892,851
0.250% 9/30/15	1,300,000	1,298,070
1.250% 9/30/15	2,883,400	2,936,394
0.250% 10/15/15	782,300	780,833
1.250% 10/31/15	2,235,200	2,276,608
0.375% 11/15/15	1,788,100	1,788,292
1.375% 11/30/15	3,643,400	3,721,356
0.250% 12/15/15	1,341,100	1,337,197
0.375% 1/15/16	1,341,100	1,340,196
0.375% 2/15/16	1,452,900	1,451,339
4.500% 2/15/16	894,100	980,079
2.625% 2/29/16	1,788,100	1,882,028
0.375% 3/15/16	1,117,600	1,115,526
2.375% 3/31/16	1,341,100	1,404,815
0.250% 4/15/16	1,341,100	1,333,438
0.250% 5/15/16	1,117,600	1,110,211
5.125% 5/15/16	1,497,600	1,678,190
0.500% 6/15/16	1,000,000	998,994
3.250% 6/30/16	1,341,100	1,439,587
0.625% 7/15/16	2,000,000	2,002,734
0.625% 8/15/16	2,000,000	2,001,172
3.125% 10/31/16	2,414,000	2,592,787
0.875% 12/31/16	1,788,100	1,794,299
3.250% 12/31/16	1,050,500	1,134,458
3.125% 1/31/17	983,500	1,059,039
4.625% 2/15/17	1,989,300	2,241,051
0.875% 2/28/17	1,564,600	1,566,769
3.000% 2/28/17	1,922,300	2,063,319
1.000% 3/31/17	1,341,100	1,347,255
3.250% 3/31/17	1,072,900	1,161,341
3.125% 4/30/17	447,000	482,341
4.500% 5/15/17	894,100	1,008,456
2.750% 5/31/17	1,341,100	1,429,843
2.375% 7/31/17	1,341,100	1,410,251
4.750% 8/15/17	1,162,300	1,328,586
0.625% 8/31/17	1,341,100	1,320,263
1.875% 8/31/17	1,564,600	1,615,465
1.875% 9/30/17	1,430,500	1,476,111
0.750% 10/31/17	1,117,600	1,102,255
1.875% 10/31/17	894,100	922,040
0.625% 11/30/17	1,341,100	1,313,702
2.250% 11/30/17	514,100	537,686
0.750% 12/31/17	1,072,900	1,054,690
2.625% 1/31/18	1,117,600	1,185,878
3.500% 2/15/18	1,117,600	1,227,756
0.750% 2/28/18	1,117,600	1,095,848
2.625% 4/30/18	1,341,100	1,422,915
2.375% 5/31/18	1,341,100	1,407,278
1.375% 7/31/18(z)	4,250,000	4,257,513
2.250% 7/31/18	894,100	932,326
4.000% 8/15/18	245,900	277,281
1.500% 8/31/18(z)	33,294,100	33,516,821
1.375% 9/30/18	2,011,700	2,010,148
3.750% 11/15/18	1,613,800	1,800,490
1.375% 12/31/18	1,788,100	1,779,369
2.750% 2/15/19	1,803,400	1,918,930
1.500% 3/31/19	2,155,700	2,149,048
1.250% 4/30/19	894,100	877,685
3.125% 5/15/19	2,525,800	2,736,768
1.000% 6/30/19	1,835,200	1,768,674
0.875% 7/31/19	670,600	640,213
3.625% 8/15/19	894,100	992,434
1.250% 10/31/19	447,000	434,044
1.125% 12/31/19	894,100	857,218
3.625% 2/15/20	2,682,200	2,979,757
1.250% 2/29/20	1,117,600	1,075,614
1.125% 3/31/20	1,117,600	1,064,929
3.500% 5/15/20	1,788,100	1,971,904
2.625% 8/15/20	3,062,200	3,195,842
2.250% 8/31/20	1,000,000	1,008,750
2.000% 9/30/20	1,100,000	1,098,883
2.625% 11/15/20	2,682,200	2,789,279
3.625% 2/15/21	2,235,200	2,473,127
3.125% 5/15/21	2,100,200	2,244,568
2.125% 8/15/21	2,570,500	2,549,439
2.000% 11/15/21	2,101,100	2,053,723
2.000% 2/15/22	2,168,100	2,107,461
1.750% 5/15/22	894,100	846,767
1.625% 8/15/22	1,654,000	1,540,804
1.625% 11/15/22	4,649,200	4,304,097
2.000% 2/15/23	10,762,300	10,249,935
1.750% 5/15/23	1,430,500	1,325,448
2.500% 8/15/23	1,000,000	989,766

		236,456,207

Total Government Securities		313,536,486

Total Long-Term Debt Securities (103.1%) (Cost $494,693,312)		504,690,672

	Number of Shares	Value (Note 1)
PREFERRED STOCK:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (0.1%)
Consumer Finance (0.1%)
Ally Financial, Inc.
7.300%	23,250	$582,412

Total Preferred Stocks (0.1%) (Cost $528,356)		582,412

COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.(b)*†	1,166	15,304

Total Common Stocks (0.0%) (Cost $—)		15,304

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17(b)*†	1,803	—

Total Energy		—

Industrials (0.2%)
Marine (0.2%)
Horizon Lines, Inc., expiring 12/31/16(b)*†	14,763,286	791,312

Total Industrials		791,312

Total Warrants (0.2%) (Cost $1,447,432)		791,312

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Banco do Brasil S.A.
2.52%, 2/14/14 (p)	$2,000,000	2,000,304

Certificates of Deposit (0.1%)
Itau Unibanco Holding S.A.
1.36%, 10/31/13 (p)	400,000	399,531

Commercial Paper (0.1%)
Daimler Finance N.A. LLC
0.26%, 10/15/13 (n)(p)	671,000	670,926

Government Securities (0.2%)
U.S. Treasury Bills
0.01%, 10/3/13 (p)	270,000	270,000
0.01%, 1/2/14 (p)	500,000	499,981
0.03%, 3/13/14 (p)	270,000	269,960

Total Government Securities		1,039,941

Total Short-Term Investments (0.8%) (Cost $4,110,191)		4,110,702

Total Investments Before Options Written (104.2%) (Cost $500,779,291)		510,190,402

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes October 2013 @ $126.00*	(37)	(39,313)

	Number of Contracts	Value (Note 1)
Put Option Written (0.0%)
10 Year U.S. Treasury Notes October 2013 @ $121.00(b)*	(37)	$(578)

Total Options Written (0.0%) (Premiums Received $42,079)		(39,891)

Total Investments after Options Written (104.2%) (Cost $500,737,212)		510,150,511
Other Assets Less Liabilities (-4.2%)		(20,704,460)

Net Assets (100%)		$489,446,051

*	Non-income producing.

†	Securities (totaling $6,692,286 or 1.4% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $46,334,227 or 9.5% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $1,015,231 or 0.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:

AUD — Australian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
10 Year U.S. Treasury Notes	18	December-13	$2,230,054	$2,275,031	$44,977
Sales
Euro-Bund	18	December-13	$3,353,942	$3,421,357	$(67,415)
U.S. Long Bond	34	December-13	4,534,361	4,534,750	(389)

					$(67,804)

					$(22,827)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000's)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/13	Morgan Stanley	66	$29,587	$28,919	$668
British Pound vs. U.S. Dollar, expiring 11/8/13	JPMorgan Chase Bank	100	161,841	154,991	6,850
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	Bank of America	32,689	5,328,501	5,219,000	109,501
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	82,100	835,319	826,693	8,626
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Citibank N.A.	42,700	434,446	430,313	4,133

					$129,778

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000's)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	11,687	$10,443,562	$10,902,802	$(459,240)
Australian Dollar vs. U.S. Dollar, expiring 11/4/13	Bank of America	11,687	10,851,088	10,877,231	(26,143)
Brazilian Real vs. U.S. Dollar, expiring 10/2/13	Morgan Stanley	66	27,158	29,588	(2,430)
Brazilian Real vs. U.S. Dollar, expiring 11/4/13	Morgan Stanley	66	28,716	29,339	(623)
British Pound vs. U.S. Dollar, expiring 11/8/13	JPMorgan Chase Bank	525	804,592	849,665	(45,073)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	HSBC Bank plc	32,689	5,175,209	5,328,502	(153,293)
European Union Euro vs. U.S. Dollar, expiring 11/20/13	JPMorgan Chase Bank	1,425	1,907,157	1,928,060	(20,903)
European Union Euro vs. U.S. Dollar, expiring 12/17/13	Citibank N.A.	1,056	1,401,193	1,428,896	(27,703)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	124,400	1,258,167	1,265,695	(7,528)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	400	4,078	4,070	8

					$(742,928)

					$(613,150)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Options Written:

Options written through the nine months ended September 30, 2013 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2013	—	$—
Options Written	110	57,760
Options Terminated in Closing Purchase Transactions	(36)	(15,681)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2013	74	$42,079

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$787,896	$3,980,499	$4,768,395
Non-Agency CMO	—	10,653,507	—	10,653,507
Common Stocks
Energy	—	—	15,304	15,304
Corporate Bonds
Consumer Discretionary	—	15,291,592	1,905,171	17,196,763
Consumer Staples	—	11,948,631	—	11,948,631
Energy	—	16,296,589	—	16,296,589
Financials	—	60,708,711	—	60,708,711
Health Care	—	18,538,350	—	18,538,350
Industrials	—	14,619,603	—	14,619,603
Information Technology	—	8,278,222	—	8,278,222
Materials	—	9,361,406	—	9,361,406
Telecommunication Services	—	9,366,156	—	9,366,156
Utilities	—	9,417,853	—	9,417,853
Forward Currency Contracts	—	129,786	—	129,786
Futures	44,977	—	—	44,977
Government Securities
Agency CMO	—	19,877,251	—	19,877,251
Foreign Governments	—	20,787,501	—	20,787,501
Municipal Bonds	—	6,258,352	—	6,258,352
Supranational	—	8,035,396	—	8,035,396
U.S. Government Agencies	—	22,121,779	—	22,121,779
U.S. Treasuries	—	236,456,207	—	236,456,207
Preferred Stocks
Financials	582,412	—	—	582,412
Short-Term Investments	—	4,110,702	—	4,110,702
Warrants
Energy	—	—	—	—
Industrials	—	—	791,312	791,312

Total Assets	$627,389	$503,045,490	$6,692,286	$510,365,165

Liabilities:
Forward Currency Contracts	$—	$(742,936)	$—	$(742,936)
Futures	(67,804)	—	—	(67,804)
Options Written

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Call Options Written	$(39,313)	$—	$—	$(39,313)
Put Options Written	(578)	—	—	(578)

Total Liabilities	$(107,695)	$(742,936)	$—	$(850,631)

Total	$519,694	$502,302,554	$6,692,286	$509,514,534

There were no transfers between Levels 1 or 2 during the nine months ended September 30, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds-Asset- Backed Securities	Investments in Corporate Bonds- Consumer Discretionary	Investments in Corporate Bonds- Industrials
Balance as of 12/31/12	$3,813,357	$831,829	$981,860
Total gains or losses (realized/unrealized) included in earnings	123,695	49,587	1,399
Purchases	—	95,383	—
Sales	—	(976,799)	(834,629)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	43,447	1,905,171	—
Transfers out of Level 3	—	—	(148,630)

Balance as of 9/30/13	$3,980,499	$1,905,171	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/13.	$123,618	$19,787	$(434)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy	Investments in Warrants- Industrials
Balance as of 12/31/12	$15,540	$26,235	$885,797
Total gains or losses (realized/unrealized) included in earnings	(9,324)	(10,931)	(94,485)
Purchases	—	—	—
Sales	(6,216)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/13	$—	$15,304	$791,312

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/13.	$(9,324)	$(10,931)	$(94,485)

Investment Type	Fair Value at 9/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Investments in Asset-Backed and Mortgage-Backed Securities — Asset- Backed Securities	$3,980,499	Model	Comparability Adjustments	N/A
Investments in Common Stocks — Energy	15,304	Model	Discount for lack of marketability (a)	0% - 25.00%
Investments in Corp.orate Bonds — Consumer Discretionary	1,905,171	Model	Anticipated Asset Value	N/A
Investments in Warrants — Energy	—	Intrinsic Value	Intrinsic Calculation	N/A
Investments in Warrants — Industrials	791,312	Intrinsic Value	Intrinsic Calculation	N/A

	$6,692,286

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,161,306,550
Long-term U.S. government debt securities	329,320,615

$1,490,627,165

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,274,285,323
Long-term U.S. government debt securities	327,727,558

$1,602,012,881

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,081,168
Aggregate gross unrealized depreciation	(7,255,065)

Net unrealized appreciation	$8,826,103

Federal income tax cost of investments	$501,364,299

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.*	7,136	$140,722
Cooper Tire & Rubber Co.	1,148	35,358
Dana Holding Corp.	1,875	42,825
Dorman Products, Inc.	3,808	188,686
Drew Industries, Inc.	3,493	159,071
Fox Factory Holding Corp.*	43,478	837,821
Gentherm, Inc.*	134,061	2,557,884
Standard Motor Products, Inc.	2,166	69,659
Stoneridge, Inc.*	3,656	39,521
Tenneco, Inc.*	53,990	2,726,496
Tower International, Inc.*	971	19,410

		6,817,453

Automobiles (0.0%)
Winnebago Industries, Inc.*	4,279	111,083

Distributors (0.1%)
Core-Mark Holding Co., Inc.	242	16,078
Pool Corp.	7,020	394,033
Weyco Group, Inc.	97	2,747

		412,858

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	2,703	102,173
Ascent Capital Group, Inc., Class A*	281	22,654
Bright Horizons Family Solutions, Inc.*	1,812	64,924
Capella Education Co.*	1,697	95,982
Carriage Services, Inc.	2,383	46,230
Education Management Corp.*	3,636	33,160
Grand Canyon Education, Inc.*	6,869	276,683
Hillenbrand, Inc.	8,302	227,226
ITT Educational Services, Inc.*	3,558	110,298
JTH Holding, Inc., Class A*	598	11,332
K12, Inc.*	4,165	128,615
LifeLock, Inc.*	86,653	1,285,065
Lincoln Educational Services Corp.	1,082	4,988
Mac-Gray Corp.	278	4,048
Matthews International Corp., Class A	1,875	71,400
Outerwall, Inc.*	4,248	212,358
Sotheby’s, Inc.	10,306	506,334
Steiner Leisure Ltd.*	723	42,245
Stewart Enterprises, Inc., Class A	10,035	131,860
Strayer Education, Inc.	1,656	68,757

		3,446,332

Hotels, Restaurants & Leisure (5.6%)
AFC Enterprises, Inc.*	3,604	157,098
Bally Technologies, Inc.*	37,854	2,727,759
BJ’s Restaurants, Inc.*	3,777	108,475
Bloomin’ Brands, Inc.*	8,348	197,096
Bob Evans Farms, Inc.	479	27,432
Boyd Gaming Corp.*	10,504	148,632
Bravo Brio Restaurant Group, Inc.*	2,797	42,235
Buffalo Wild Wings, Inc.*	2,848	316,755
Caesars Entertainment Corp.*	5,063	99,792
CEC Entertainment, Inc.	2,725	124,969
Cheesecake Factory, Inc.	8,075	354,896
Churchill Downs, Inc.	2,095	181,259
Chuy’s Holdings, Inc.*	12,422	445,826
Cracker Barrel Old Country Store, Inc.	2,984	308,068
Del Frisco’s Restaurant Group, Inc.*	703	14,180
Denny’s Corp.*	10,930	66,892
Diamond Resorts International, Inc.*	1,203	22,628
DineEquity, Inc.	1,331	91,839
Diversified Restaurant Holdings, Inc.*	372,009	2,440,379
Dunkin’ Brands Group, Inc.	22,489	1,017,852
Einstein Noah Restaurant Group, Inc.	843	14,601
Fiesta Restaurant Group, Inc.*	163,528	6,158,463
Ignite Restaurant Group, Inc.*	1,093	16,963
Interval Leisure Group, Inc.	5,932	140,173
Jack in the Box, Inc.*	5,371	214,840
Jamba, Inc.*	2,512	33,611
Krispy Kreme Doughnuts, Inc.*	74,883	1,448,237
Life Time Fitness, Inc.*	3,427	176,388
Monarch Casino & Resort, Inc.*	690	13,096
Morgans Hotel Group Co.*	1,744	13,411
Multimedia Games Holding Co., Inc.*	23,390	808,125
Nathan’s Famous, Inc.*	434	22,907
Noodles & Co.*	695	29,656
Papa John’s International, Inc.	2,418	168,970
Pinnacle Entertainment, Inc.*	8,266	207,063
Red Robin Gourmet Burgers, Inc.*	9,177	652,485
Ruth’s Hospitality Group, Inc.	5,510	65,349
Scientific Games Corp., Class A*	5,432	87,835
SHFL Entertainment, Inc.*	8,523	196,029
Sonic Corp.*	37,872	672,228
Texas Roadhouse, Inc.	9,444	248,188
Vail Resorts, Inc.	31,206	2,165,072

		22,447,752

Household Durables (1.3%)
Beazer Homes USA, Inc.*	2,158	38,844
Blyth, Inc.	1,476	20,413
Cavco Industries, Inc.*	965	54,957
Ethan Allen Interiors, Inc.	3,269	91,107
EveryWare Global, Inc.*	232,999	2,656,190
Hovnanian Enterprises, Inc., Class A*	12,214	63,879
iRobot Corp.*	36,527	1,375,972
KB Home	12,624	227,484
La-Z-Boy, Inc.	2,096	47,600
Libbey, Inc.*	3,194	75,953
M.D.C. Holdings, Inc.	1,197	35,922
M/I Homes, Inc.*	1,038	21,404
Meritage Homes Corp.*	4,559	195,809
Ryland Group, Inc.	6,969	282,523
TRI Pointe Homes, Inc.*	198	2,907
UCP, Inc., Class A*	169	2,508
Universal Electronics, Inc.*	215	7,746
WCI Communities, Inc.*	582	10,045
William Lyon Homes, Class A*	2,097	42,611

		5,253,874

Internet & Catalog Retail (1.9%)
1-800-FLOWERS.COM, Inc., Class A*	2,996	14,770
Blue Nile, Inc.*	49,191	2,013,388
Groupon, Inc.*	175,368	1,965,875
HSN, Inc.	5,117	274,374
MakeMyTrip Ltd.*	40,576	602,148
Nutrisystem, Inc.	4,408	63,387
Ocado Group plc*	254,685	1,632,746
Orbitz Worldwide, Inc.*	3,772	36,324
Overstock.com, Inc.*	18,907	560,971
Peixe Urbano, Inc. (ADR)(b)*†	10,195	13,432
PetMed Express, Inc.	3,098	50,466
RetailMeNot, Inc.*	1,030	36,637
Shutterfly, Inc.*	5,764	322,092

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ValueVision Media, Inc., Class A*	5,222	$22,716
Vitacost.com, Inc.*	3,340	28,390

		7,637,716

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	16,023	914,112
Brunswick Corp.	12,977	517,912
Marine Products Corp.	1,528	13,874
Nautilus, Inc.*	4,728	34,136
Smith & Wesson Holding Corp.*	9,838	108,120
Sturm Ruger & Co., Inc.	2,920	182,880

		1,771,034

Media (1.6%)
Aimia, Inc.	118,937	2,072,636
Belo Corp., Class A	5,263	72,103
Carmike Cinemas, Inc.*	925	20,424
Crown Media Holdings, Inc., Class A*	954	2,938
Cumulus Media, Inc., Class A*	8,932	47,340
Entravision Communications Corp., Class A	73,119	431,402
Global Sources Ltd.*	483	3,584
Gray Television, Inc.*	531	4,168
Hemisphere Media Group, Inc.*	1,299	15,263
Legendary Pictures, Inc. (ADR)(b)*†	577	732,982
Loral Space & Communications, Inc.	1,996	135,189
McClatchy Co., Class A*	7,363	22,089
MDC Partners, Inc., Class A	1,338	37,437
Morningstar, Inc.	11,872	940,975
National CineMedia, Inc.	2,625	49,508
Nexstar Broadcasting Group, Inc., Class A	15,043	669,489
ReachLocal, Inc.*	1,653	19,687
Rentrak Corp.*	20,680	674,582
Saga Communications, Inc., Class A	204	9,054
Sinclair Broadcast Group, Inc., Class A	10,360	347,267
World Wrestling Entertainment, Inc., Class A	536	5,451

		6,313,568

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.	1,930	20,362
Gordmans Stores, Inc.	364	4,095

		24,457

Specialty Retail (3.3%)
Aeropostale, Inc.*	12,007	112,866
America’s Car-Mart, Inc.*	946	42,674
ANN, Inc.*	7,124	258,031
Asbury Automotive Group, Inc.*	4,153	220,940
Barnes & Noble, Inc.*	396	5,124
Big 5 Sporting Goods Corp.	2,561	41,181
Brown Shoe Co., Inc.	4,090	95,992
Buckle, Inc.	4,217	227,929
Cato Corp., Class A	862	24,119
Children’s Place Retail Stores, Inc.*	1,204	69,663
Christopher & Banks Corp.*	478,352	3,448,918
Citi Trends, Inc.*	21,763	380,417
Conn’s, Inc.*	3,387	169,485
Destination Maternity Corp.	1,841	58,544
Express, Inc.*	12,888	304,028
Finish Line, Inc., Class A	2,577	64,090
Five Below, Inc.*	40,943	1,791,256
Francesca’s Holdings Corp.*	6,730	125,447
Genesco, Inc.*	2,584	169,459
Haverty Furniture Cos., Inc.	702	17,220
Hibbett Sports, Inc.*	3,922	220,220
Jos. A. Bank Clothiers, Inc.*	636	27,959
Kirkland’s, Inc.*	157,786	2,909,574
Lithia Motors, Inc., Class A	6,963	508,020
Lumber Liquidators Holdings, Inc.*	4,162	443,877
Mattress Firm Holding Corp.*	2,052	65,254
Monro Muffler Brake, Inc.	4,724	219,619
New York & Co., Inc.*	2,765	15,982
Office Depot, Inc.*	9,405	45,426
Pacific Sunwear of California, Inc.*	6,189	18,567
Penske Automotive Group, Inc.	1,456	62,215
Pier 1 Imports, Inc.	14,350	280,112
Restoration Hardware Holdings, Inc.*	2,705	171,362
rue21, Inc.*	2,246	90,604
Sears Hometown and Outlet Stores, Inc.*	852	27,051
Select Comfort Corp.*	7,905	192,487
Sonic Automotive, Inc., Class A	1,519	36,152
Stein Mart, Inc.	2,229	30,582
Tile Shop Holdings, Inc.*	2,817	83,073
Tilly’s, Inc., Class A*	1,361	19,748
Vitamin Shoppe, Inc.*	4,578	200,288
Wet Seal, Inc., Class A*	13,571	53,334
Winmark Corp.	331	24,398
Zumiez, Inc.*	3,234	89,048

		13,462,335

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	11,665	158,761
Culp, Inc.	1,070	20,020
G-III Apparel Group Ltd.*	11,033	602,290
Iconix Brand Group, Inc.*	4,065	135,039
Movado Group, Inc.	139	6,081
Oxford Industries, Inc.	2,064	140,311
Quiksilver, Inc.*	14,809	104,107
R.G. Barry Corp.	150	2,837
Steven Madden Ltd.*	6,032	324,703
Tumi Holdings, Inc.*	7,310	147,297
Vera Bradley, Inc.*	3,347	68,814
Wolverine World Wide, Inc.	7,540	439,054

		2,149,314

Total Consumer Discretionary		69,847,776

Consumer Staples (3.2%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	7,826	1,911,187
Coca-Cola Bottling Co. Consolidated	714	44,711
Craft Brew Alliance, Inc.*	34,918	469,298
Crimson Wine Group Ltd.*	39,571	377,903
National Beverage Corp.	1,801	32,166

		2,835,265

Food & Staples Retailing (1.0%)
Arden Group, Inc., Class A	173	22,490
Casey’s General Stores, Inc.	5,818	427,623
Chefs’ Warehouse, Inc.*	19,682	454,654
Fairway Group Holdings Corp.*	31,657	809,153
Harris Teeter Supermarkets, Inc.	870	42,795
Natural Grocers by Vitamin Cottage, Inc.*	20,713	822,306
Pantry, Inc.*	269	2,981
Pricesmart, Inc.	2,865	272,863
Rite Aid Corp.*	67,213	319,934
SUPERVALU, Inc.*	22,823	187,833
Susser Holdings Corp.*	2,759	146,641
United Natural Foods, Inc.*	7,476	502,537

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Village Super Market, Inc., Class A	610	$23,192

		4,035,002

Food Products (1.2%)
Alico, Inc.	376	15,480
Annie’s, Inc.*	32,200	1,581,019
B&G Foods, Inc.	8,009	276,711
Boulder Brands, Inc.*	55,519	890,524
Calavo Growers, Inc.	1,878	56,791
Cal-Maine Foods, Inc.	1,940	93,314
Darling International, Inc.*	4,854	102,711
Farmer Bros Co.*	869	13,087
Hain Celestial Group, Inc.*	5,811	448,144
Inventure Foods, Inc.*	2,140	22,470
J&J Snack Foods Corp.	2,255	182,024
Lancaster Colony Corp.	2,798	219,055
Lifeway Foods, Inc.	723	9,768
Limoneira Co.	1,548	39,753
Omega Protein Corp.*	251	2,553
Pilgrim’s Pride Corp.*	9,260	155,475
Sanderson Farms, Inc.	3,476	226,774
Seaboard Corp.	3	8,244
Snyders-Lance, Inc.	1,121	32,341
Tootsie Roll Industries, Inc.	2,821	86,943
TreeHouse Foods, Inc.*	3,581	239,318

		4,702,499

Household Products (0.1%)
Central Garden & Pet Co., Class A*	935	6,405
Oil-Dri Corp. of America	154	5,196
Orchids Paper Products Co.	787	21,776
Spectrum Brands Holdings, Inc.	3,251	214,046
WD-40 Co.	2,370	153,813

		401,236

Personal Products (0.2%)
Elizabeth Arden, Inc.*	3,329	122,907
Female Health Co.	3,304	32,610
Inter Parfums, Inc.	1,760	52,782
Lifevantage Corp.*	17,252	41,060
Medifast, Inc.*	2,107	56,657
Prestige Brands Holdings, Inc.*	7,731	232,858
Revlon, Inc., Class A*	557	15,468
Star Scientific, Inc.*	25,824	49,324
Synutra International, Inc.*	2,416	12,805
USANA Health Sciences, Inc.*	915	79,413

		695,884

Tobacco (0.0%)
Vector Group Ltd.	7,064	113,737

Total Consumer Staples		12,783,623

Energy (3.6%)
Energy Equipment & Services (1.2%)
CARBO Ceramics, Inc.	1,306	129,438
Forum Energy Technologies, Inc.*	3,020	81,570
Geospace Technologies Corp.*	1,949	164,301
Global Geophysical Services, Inc.*	390	1,057
Hornbeck Offshore Services, Inc.*	292	16,772
ION Geophysical Corp.*	4,522	23,514
Matrix Service Co.*	162,469	3,187,642
Newpark Resources, Inc.*	10,614	134,373
Nuverra Environmental Solutions, Inc.*	1,561	3,575
PHI, Inc. (Non-Voting)*	98	3,696
RigNet, Inc.*	29,470	1,067,403
SEACOR Holdings, Inc.	252	22,791
TGC Industries, Inc.	2,148	16,948

		4,853,080

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	1,148,013	2,950,392
Adams Resources & Energy, Inc.	35	1,943
Amyris, Inc.*	3,916	9,046
Apco Oil and Gas International, Inc.*	269	3,836
Approach Resources, Inc.*	3,000	78,840
Ardmore Shipping Corp.*	8,508	103,287
Athlon Energy, Inc.*	1,035	33,845
Berry Petroleum Co., Class A	2,584	111,448
Bill Barrett Corp.*	2,147	53,911
Bonanza Creek Energy, Inc.*	4,498	217,073
Carrizo Oil & Gas, Inc.*	5,294	197,519
Clean Energy Fuels Corp.*	10,451	133,564
Contango Oil & Gas Co.	382	14,039
Crosstex Energy, Inc.	6,653	138,981
Delek U.S. Holdings, Inc.	3,715	78,349
Diamondback Energy, Inc.*	2,937	125,234
EPL Oil & Gas, Inc.*	1,480	54,923
Evolution Petroleum Corp.*	2,599	29,265
EXCO Resources, Inc.	10,653	71,801
Forest Oil Corp.*	2,358	14,384
FX Energy, Inc.*	8,191	28,177
GasLog Ltd.	53,327	796,172
Gastar Exploration, Inc.*	8,481	33,500
Goodrich Petroleum Corp.*	4,030	97,889
Gulfport Energy Corp.*	12,286	790,481
Isramco, Inc.*	148	18,345
Jones Energy, Inc., Class A*	492	8,074
KiOR, Inc., Class A*	6,640	18,725
Kodiak Oil & Gas Corp.*	40,221	485,065
Magnum Hunter Resources Corp.*	8,059	49,724
Oasis Petroleum, Inc.*	8,880	436,274
Panhandle Oil and Gas, Inc., Class A	1,012	28,619
PetroQuest Energy, Inc.*	8,071	32,365
Quicksilver Resources, Inc.*	3,202	6,308
Renewable Energy Group, Inc.*	55,820	845,672
Rentech, Inc.	26,424	52,320
REX American Resources Corp.*	120	3,689
Rex Energy Corp.*	6,899	153,848
Rosetta Resources, Inc.*	9,252	503,864
Sanchez Energy Corp.*	291	7,685
SemGroup Corp., Class A	5,985	341,265
Solazyme, Inc.*	7,306	78,686
Synergy Resources Corp.*	7,544	73,554
Targa Resources Corp.	5,000	364,800
Triangle Petroleum Corp.*	1,924	18,894
Uranium Energy Corp.*	13,064	29,394
Ur-Energy, Inc.*	3,669	4,256
VAALCO Energy, Inc.*	4,518	25,210
Western Refining, Inc.	4,681	140,617
ZaZa Energy Corp.*	1,879	2,161

		9,897,313

Total Energy		14,750,393

Financials (4.5%)
Capital Markets (1.6%)
BGC Partners, Inc., Class A	19,413	109,683
Cohen & Steers, Inc.	2,888	101,975
Diamond Hill Investment Group, Inc.	427	45,668
Evercore Partners, Inc., Class A	4,833	237,929
Financial Engines, Inc.	22,903	1,361,354
FXCM, Inc., Class A	5,560	109,810
GAMCO Investors, Inc., Class A	930	70,615

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Greenhill & Co., Inc.	40,166	$2,003,479
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,226	25,376
HFF, Inc., Class A	32,751	820,413
ICG Group, Inc.*	445	6,315
INTL FCStone, Inc.*	646	13,211
KCG Holdings, Inc., Class A*	4,727	40,983
Ladenburg Thalmann Financial Services, Inc.*	16,024	29,003
Main Street Capital Corp.	315	9,428
Noah Holdings Ltd. (ADR)	25,150	428,808
Pzena Investment Management, Inc., Class A	1,674	11,350
Silvercrest Asset Management Group, Inc., Class A*	36,604	498,913
Virtus Investment Partners, Inc.*	1,024	166,543
Westwood Holdings Group, Inc.	1,093	52,519
WisdomTree Investments, Inc.*	15,367	178,411

		6,321,786

Commercial Banks (0.2%)
Bank of the Ozarks, Inc.	3,391	162,734
First Financial Bankshares, Inc.	3,260	191,753
Home BancShares, Inc./Arkansas	1,796	54,545
Penns Woods Bancorp, Inc.	59	2,939
Pinnacle Financial Partners, Inc.*	15,511	462,383

		874,354

Consumer Finance (0.4%)
Consumer Portfolio Services, Inc.*	1,467	8,699
Credit Acceptance Corp.*	1,092	121,005
Encore Capital Group, Inc.*	14,158	649,285
First Cash Financial Services, Inc.*	4,410	255,560
Portfolio Recovery Associates, Inc.*	7,708	462,018
Regional Management Corp.*	438	13,928
World Acceptance Corp.*	1,425	128,136

		1,638,631

Diversified Financial Services (0.6%)
Capitol Acquisition Corp. II*	32,517	326,796
Eurazeo S.A	28,252	1,813,955
MarketAxess Holdings, Inc.	5,695	341,928

		2,482,679

Insurance (0.7%)
Ambac Financial Group, Inc.*	1,420	25,759
American Equity Investment Life Holding Co.	738	15,660
American Safety Insurance Holdings Ltd.*	92	2,778
Amtrust Financial Services, Inc.	3,817	149,092
Argo Group International Holdings Ltd.	1,376	59,003
Crawford & Co., Class B	1,409	13,667
Eastern Insurance Holdings, Inc.	150	3,662
eHealth, Inc.*	11,647	375,732
Employers Holdings, Inc.	3,239	96,328
Enstar Group Ltd.*	509	69,529
Greenlight Capital Reinsurance Ltd. (NASDAQ Exchange), Class A*	27,194	773,396
Greenlight Capital Reinsurance Ltd., Class A*	12,611	358,657
Hallmark Financial Services, Inc.*	232	2,058
HCI Group, Inc.	1,414	57,748
Health Insurance Innovations, Inc., Class A*	684	8,174
Hilltop Holdings, Inc.*	28,717	531,265
Infinity Property & Casualty Corp.	850	54,910
Maiden Holdings Ltd.	942	11,125
Meadowbrook Insurance Group, Inc.	381	2,477
National Interstate Corp.	260	7,231
Third Point Reinsurance Ltd.*	980	14,200
Tower Group International Ltd.	694	4,858
United Fire Group, Inc.	247	7,526
Universal Insurance Holdings, Inc.	215	1,516

		2,646,351

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	1,590	39,241
Alexander’s, Inc. (REIT)	325	92,989
American Realty Capital Properties, Inc. (REIT)	3,951	48,202
Aviv REIT, Inc. (REIT)	164	3,739
CoreSite Realty Corp. (REIT)	3,165	107,420
DuPont Fabros Technology, Inc. (REIT)	4,169	107,435
EastGroup Properties, Inc. (REIT)	4,344	257,208
GEO Group, Inc. (REIT)	4,782	159,002
Glimcher Realty Trust (REIT)	19,919	194,210
Healthcare Realty Trust, Inc. (REIT)	5,344	123,500
Highwoods Properties, Inc. (REIT)	3,981	140,569
Inland Real Estate Corp. (REIT)	11,137	113,932
Investors Real Estate Trust (REIT)	723	5,965
LTC Properties, Inc. (REIT)	4,576	173,796
National Health Investors, Inc. (REIT)	3,779	214,987
Physicians Realty Trust (REIT)*	207	2,509
Potlatch Corp. (REIT)	6,174	244,984
PS Business Parks, Inc. (REIT)	2,782	207,593
Rexford Industrial Realty, Inc. (REIT)*	468	6,323
Ryman Hospitality Properties, Inc. (REIT)	4,373	150,912
Sabra Health Care REIT, Inc. (REIT)	2,331	53,636
Saul Centers, Inc. (REIT)	1,229	56,841
Sovran Self Storage, Inc. (REIT)	4,326	327,393
Strategic Hotels & Resorts, Inc. (REIT)*	22,993	199,579
Sun Communities, Inc. (REIT)	5,376	229,125
UMH Properties, Inc. (REIT)	475	4,717
Universal Health Realty Income Trust (REIT)	1,797	75,240
Urstadt Biddle Properties, Inc. (REIT), Class A	2,873	57,115
Washington Real Estate Investment Trust (REIT)	2,874	72,626
Winthrop Realty Trust (REIT)	251	2,799
ZAIS Financial Corp. (REIT)	731	12,683

		3,486,270

Real Estate Management & Development (0.0%)
Forestar Group, Inc.*	598	12,875
Kennedy-Wilson Holdings, Inc.	768	14,254
Tejon Ranch Co.*	1,968	60,693

		87,822

Thrifts & Mortgage Finance (0.1%)
BofI Holding, Inc.*	1,845	119,667
First Federal Bancshares of Arkansas, Inc.*	299	2,796
Meridian Interstate Bancorp, Inc.*	168	3,661
MGIC Investment Corp.*	26,978	196,399
Northfield Bancorp, Inc./New Jersey	1,944	23,600
Oritani Financial Corp.	2,209	36,360
Radian Group, Inc.	7,242	100,881

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Roma Financial Corp.*	974	$18,107
Tree.com, Inc.	604	15,861

		517,332

Total Financials		18,055,225

Health Care (15.0%)
Biotechnology (5.2%)
ACADIA Pharmaceuticals, Inc.*	10,034	275,634
Achillion Pharmaceuticals, Inc.*	14,761	44,578
Acorda Therapeutics, Inc.*	6,107	209,348
Aegerion Pharmaceuticals, Inc.*	4,387	376,010
Agios Pharmaceuticals, Inc.*	6,889	192,616
Alnylam Pharmaceuticals, Inc.*	12,072	772,729
AMAG Pharmaceuticals, Inc.*	3,293	70,734
Amicus Therapeutics, Inc.*	4,972	11,535
Anacor Pharmaceuticals, Inc.*	3,865	41,046
Arena Pharmaceuticals, Inc.*	28,961	152,624
ArQule, Inc.*	8,658	20,173
Array BioPharma, Inc.*	148,856	925,884
Astex Pharmaceuticals, Inc.*	2,061	17,477
Biotime, Inc.*	5,490	20,862
Bluebird Bio, Inc.*	841	22,673
Cell Therapeutics, Inc.*	17,110	28,060
Celldex Therapeutics, Inc.*	11,455	405,851
Cellular Dynamics International, Inc.*	449	8,266
Cepheid, Inc.*	10,104	394,460
Chelsea Therapeutics International Ltd.*	10,216	30,750
ChemoCentryx, Inc.*	3,723	20,700
Chimerix, Inc.*	1,281	28,156
Clovis Oncology, Inc.*	2,426	147,452
Conatus Pharmaceuticals, Inc.*	594	5,970
Coronado Biosciences, Inc.*	4,158	29,189
Curis, Inc.*	9,319	41,563
Cytokinetics, Inc.*	3,263	24,766
Cytori Therapeutics, Inc.*	7,922	18,458
Dendreon Corp.*	24,181	70,850
Durata Therapeutics, Inc.*	1,994	18,026
Dyax Corp.*	16,684	114,452
Dynavax Technologies Corp.*	24,217	29,060
Emergent Biosolutions, Inc.*	714	13,602
Enanta Pharmaceuticals, Inc.*	539	12,354
Epizyme, Inc.*	11,455	459,689
Esperion Therapeutics, Inc.*	477	8,996
Exact Sciences Corp.*	10,582	124,973
Exelixis, Inc.*	27,590	160,574
Fibrocell Science, Inc.*	2,517	11,024
Foundation Medicine, Inc.*	18,200	721,448
Galena Biopharma, Inc.*	14,791	33,576
Genomic Health, Inc.*	12,893	394,268
GTx, Inc.*	4,121	8,283
Halozyme Therapeutics, Inc.*	13,306	146,898
Hyperion Therapeutics, Inc.*	1,278	33,394
Idenix Pharmaceuticals, Inc.*	13,421	69,923
ImmunoGen, Inc.*	9,735	165,690
Immunomedics, Inc.*	10,649	65,917
Infinity Pharmaceuticals, Inc.*	7,327	127,856
Insmed, Inc.*	5,215	81,406
Insys Therapeutics, Inc.*	775	27,117
Intercept Pharmaceuticals, Inc.*	15,791	1,090,053
InterMune, Inc.*	29,780	457,719
Intrexon Corp.*	12,300	291,387
Ironwood Pharmaceuticals, Inc.*	56,123	665,058
Isis Pharmaceuticals, Inc.*	17,012	638,630
KaloBios Pharmaceuticals, Inc.*	1,103	4,986
Keryx Biopharmaceuticals, Inc.*	99,650	1,006,465
KYTHERA Biopharmaceuticals, Inc.*	1,551	70,881
Lexicon Pharmaceuticals, Inc.*	32,228	76,380
Ligand Pharmaceuticals, Inc., Class B*	2,735	118,371
MannKind Corp.*	22,796	129,937
MEI Pharma, Inc.*	1,442	16,352
Merrimack Pharmaceuticals, Inc.*	14,592	55,450
MiMedx Group, Inc.*	12,835	53,522
Momenta Pharmaceuticals, Inc.*	6,018	86,599
Nanosphere, Inc.*	7,574	15,148
Neurocrine Biosciences, Inc.*	10,249	116,019
NewLink Genetics Corp.*	2,627	49,335
Novavax, Inc.*	20,259	64,018
NPS Pharmaceuticals, Inc.*	9,756	310,338
OncoGenex Pharmaceutical, Inc.*	2,358	21,859
OncoMed Pharmaceuticals, Inc.*	542	8,298
Onconova Therapeutics, Inc.*	19,788	523,788
Opko Health, Inc.*	28,554	251,561
Orexigen Therapeutics, Inc.*	14,471	88,852
Osiris Therapeutics, Inc.*	23,244	386,780
OvaScience, Inc.*	1,345	13,329
PDL BioPharma, Inc.	21,329	169,992
Peregrine Pharmaceuticals, Inc.*	23,387	32,976
Portola Pharmaceuticals, Inc.*	1,477	39,510
Progenics Pharmaceuticals, Inc.*	7,358	37,011
PTC Therapeutics, Inc.*	1,164	24,979
Puma Biotechnology, Inc.*	3,387	181,746
Raptor Pharmaceutical Corp.*	79,138	1,182,323
Receptos, Inc.*	873	22,672
Regulus Therapeutics, Inc.*	1,659	15,644
Repligen Corp.*	358,524	3,976,032
Sangamo BioSciences, Inc.*	9,102	95,389
Sarepta Therapeutics, Inc.*	13,245	625,561
SIGA Technologies, Inc.*	5,690	21,850
Stemline Therapeutics, Inc.*	1,393	63,089
Sunesis Pharmaceuticals, Inc.*	4,858	24,096
Synageva BioPharma Corp.*	2,612	165,366
Synergy Pharmaceuticals, Inc.*	12,284	56,138
Synta Pharmaceuticals Corp.*	6,348	40,056
Tesaro, Inc.*	2,048	79,340
Tetraphase Pharmaceuticals, Inc.*	1,721	19,585
TG Therapeutics, Inc.*	2,503	12,740
Threshold Pharmaceuticals, Inc.*	7,408	34,447
Vanda Pharmaceuticals, Inc.*	4,957	54,378
Verastem, Inc.*	27,156	337,821
Vical, Inc.*	10,600	13,250
XOMA Corp.*	9,114	40,831
ZIOPHARM Oncology, Inc.*	9,707	38,343

		21,253,220

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	3,388	142,635
ABIOMED, Inc.*	5,922	112,933
Accuray, Inc.*	11,323	83,677
Align Technology, Inc.*	11,074	532,881
Analogic Corp.	849	70,161
Anika Therapeutics, Inc.*	1,097	26,284
Antares Pharma, Inc.*	17,001	69,024
ArthroCare Corp.*	3,540	125,953
AtriCure, Inc.*	3,188	35,004
Atrion Corp.	241	62,366
Biolase, Inc.*	4,429	8,459
Cantel Medical Corp.	4,952	157,721
Cardiovascular Systems, Inc.*	3,198	64,120
Cerus Corp.*	10,659	71,522
CryoLife, Inc.	377	2,639

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cyberonics, Inc.*	4,180	$212,093
Cynosure, Inc., Class A*	1,015	23,152
DexCom, Inc.*	10,717	302,541
Endologix, Inc.*	40,908	659,846
Exactech, Inc.*	332	6,690
GenMark Diagnostics, Inc.*	5,320	64,638
Globus Medical, Inc., Class A*	8,335	145,529
Haemonetics Corp.*	7,627	304,165
HeartWare International, Inc.*	2,472	180,975
ICU Medical, Inc.*	1,799	122,206
Insulet Corp.*	8,094	293,327
Integra LifeSciences Holdings Corp.*	1,668	67,137
MAKO Surgical Corp.*	6,343	187,182
Masimo Corp.	7,331	195,298
Medical Action Industries, Inc.*	866	5,750
Meridian Bioscience, Inc.	6,361	150,438
Natus Medical, Inc.*	2,756	39,080
Navidea Biopharmaceuticals, Inc.*	15,725	41,671
Neogen Corp.*	3,615	219,503
Novadaq Technologies, Inc.*	25,551	423,636
NuVasive, Inc.*	1,456	35,657
NxStage Medical, Inc.*	9,133	120,190
PhotoMedex, Inc.*	704	11,194
Quidel Corp.*	4,312	122,461
Rochester Medical Corp.*	1,672	33,373
Rockwell Medical, Inc.*	1,047	11,946
Spectranetics Corp.*	6,198	104,002
STAAR Surgical Co.*	269,991	3,655,679
STERIS Corp.	8,926	383,461
SurModics, Inc.*	2,189	52,054
TearLab Corp.*	202,564	2,240,358
Thoratec Corp.*	8,684	323,826
Unilife Corp.*	14,476	48,060
Utah Medical Products, Inc.	531	31,563
Vascular Solutions, Inc.*	2,500	42,000
Volcano Corp.*	8,199	196,120
West Pharmaceutical Services, Inc.	10,566	434,791
Zeltiq Aesthetics, Inc.*	65,013	589,668

		13,646,639

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	99,453	3,921,431
Accretive Health, Inc.*	9,043	82,472
Addus HomeCare Corp.*	120	3,476
Air Methods Corp.	5,876	250,318
Alliance HealthCare Services, Inc.*	293	8,113
AMN Healthcare Services, Inc.*	7,030	96,733
Amsurg Corp.*	1,434	56,930
Bio-Reference Labs, Inc.*	3,751	112,080
BioScrip, Inc.*	2,152	18,895
Capital Senior Living Corp.*	4,381	92,658
Centene Corp.*	8,252	527,798
Chemed Corp.	2,846	203,489
Chindex International, Inc.*	378	6,445
Corvel Corp.*	1,759	65,030
Emeritus Corp.*	6,171	114,349
Ensign Group, Inc.	2,812	115,601
ExamWorks Group, Inc.*	35,055	911,079
Gentiva Health Services, Inc.*	4,758	57,286
Hanger, Inc.*	2,277	76,872
HealthSouth Corp.	11,008	379,556
Healthways, Inc.*	24,176	447,498
IPC The Hospitalist Co., Inc.*	9,910	505,509
Landauer, Inc.	1,465	75,081
Molina Healthcare, Inc.*	4,327	154,041
MWI Veterinary Supply, Inc.*	1,939	289,609
National Research Corp., Class A*	418	7,871
National Research Corp., Class B*	206	6,151
Owens & Minor, Inc.	1,964	67,935
Providence Service Corp.*	1,620	46,478
Skilled Healthcare Group, Inc., Class A*	2,932	12,784
Team Health Holdings, Inc.*	10,410	394,955
Triple-S Management Corp., Class B*	181	3,329
U.S. Physical Therapy, Inc.	1,853	57,591
Vanguard Health Systems, Inc.*	4,362	91,646

		9,261,089

Health Care Technology (2.4%)
athenahealth, Inc.*	32,157	3,490,964
Computer Programs & Systems, Inc.	1,700	99,450
Greenway Medical Technologies*	2,172	44,852
HealthStream, Inc.*	27,253	1,032,344
HMS Holdings Corp.*	85,857	1,846,784
MedAssets, Inc.*	9,196	233,762
Medidata Solutions, Inc.*	27,787	2,748,968
Merge Healthcare, Inc.*	9,983	26,056
Omnicell, Inc.*	2,971	70,353
Quality Systems, Inc.	6,115	132,879
Vocera Communications, Inc.*	2,709	50,387

		9,776,799

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.*	1,721	23,079
Cambrex Corp.*	2,242	29,594
Fluidigm Corp.*	45,521	998,731
Furiex Pharmaceuticals, Inc.*	1,028	45,222
Harvard Bioscience, Inc.*	302	1,589
Luminex Corp.*	5,730	114,600
NeoGenomics, Inc.*	4,910	14,730
PAREXEL International Corp.*	8,622	433,083
Sequenom, Inc.*	17,614	47,029
Techne Corp.	14,185	1,135,651

		2,843,308

Pharmaceuticals (1.0%)
AcelRx Pharmaceuticals, Inc.*	43,356	466,944
Akorn, Inc.*	8,769	172,574
Alimera Sciences, Inc.*	2,567	9,652
Ampio Pharmaceuticals, Inc.*	4,243	31,823
Aratana Therapeutics, Inc.*	702	11,471
Auxilium Pharmaceuticals, Inc.*	7,546	137,564
AVANIR Pharmaceuticals, Inc., Class A*	22,206	94,153
BioDelivery Sciences International, Inc.*	4,682	25,423
Cadence Pharmaceuticals, Inc.*	53,623	338,361
Cempra, Inc.*	2,766	31,809
Corcept Therapeutics, Inc.*	7,904	12,567
Depomed, Inc.*	8,687	64,979
Endocyte, Inc.*	4,689	62,504
Hi-Tech Pharmacal Co., Inc.	592	25,545
Horizon Pharma, Inc.*	3,681	12,442
Lannett Co., Inc.*	2,460	53,677
Medicines Co.*	9,502	318,507
Nektar Therapeutics*	12,050	125,923
Omeros Corp.*	4,684	45,669
Omthera Pharmaceuticals, Inc.(b)*†	899	539
Optimer Pharmaceuticals, Inc.*	7,391	93,127
Pacira Pharmaceuticals, Inc.*	4,215	202,699
Questcor Pharmaceuticals, Inc.	7,895	457,910
Repros Therapeutics, Inc.*	3,484	93,371
Sagent Pharmaceuticals, Inc.*	2,767	56,447

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Santarus, Inc.*	27,747	$626,250
Sciclone Pharmaceuticals, Inc.*	6,130	31,079
Sucampo Pharmaceuticals, Inc., Class A*	1,937	12,087
Supernus Pharmaceuticals, Inc.*	2,263	16,588
TherapeuticsMD, Inc.*	11,869	34,776
ViroPharma, Inc.*	9,871	387,930
Vivus, Inc.*	15,418	143,696
XenoPort, Inc.*	1,075	6,106
Zogenix, Inc.*	10,928	20,326

		4,224,518

Total Health Care		61,005,573

Industrials (9.0%)
Aerospace & Defense (0.3%)
American Science & Engineering, Inc.	183	11,037
Astronics Corp.*	7,157	355,774
Cubic Corp.	213	11,434
Erickson Air-Crane, Inc.*	401	6,280
GenCorp, Inc.*	7,262	116,410
HEICO Corp.	8,049	545,238
Innovative Solutions & Support, Inc.	1,838	14,630
KEYW Holding Corp.*	1,868	25,125
LMI Aerospace, Inc.*	183	2,445
Moog, Inc., Class A*	640	37,549
National Presto Industries, Inc.	53	3,732
Taser International, Inc.*	7,710	114,956
Teledyne Technologies, Inc.*	1,778	151,006

		1,395,616

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.*	24,344	509,763
Forward Air Corp.	4,545	183,391
Hub Group, Inc., Class A*	5,570	218,511
Pacer International, Inc.*	714	4,420
Park-Ohio Holdings Corp.*	1,294	49,715
UTi Worldwide, Inc.	9,872	149,166
XPO Logistics, Inc.*	51,871	1,124,045

		2,239,011

Airlines (0.2%)
Allegiant Travel Co.	2,271	239,273
Republic Airways Holdings, Inc.*	3,926	46,719
SkyWest, Inc.	390	5,663
Spirit Airlines, Inc.*	9,146	313,434
U.S. Airways Group, Inc.*	11,465	217,376

		822,465

Building Products (0.3%)
AAON, Inc.	4,311	114,500
American Woodmark Corp.*	1,513	52,425
Apogee Enterprises, Inc.	3,109	92,275
Builders FirstSource, Inc. *	6,928	40,737
Insteel Industries, Inc.	2,541	40,910
NCI Building Systems, Inc.*	2,652	33,786
Nortek, Inc.*	1,374	94,408
Patrick Industries, Inc.*	1,013	30,441
PGT, Inc.*	5,067	50,214
Ply Gem Holdings, Inc.*	2,153	30,099
Simpson Manufacturing Co., Inc.	510	16,611
Trex Co., Inc.*	7,290	361,074
USG Corp.*	11,592	331,299

		1,288,779

Commercial Services & Supplies (1.0%)
Acorn Energy, Inc.	2,692	15,883
Brink’s Co.	5,034	142,462
Casella Waste Systems, Inc., Class A*	5,296	30,452
CECO Environmental Corp.	1,301	18,318
Cenveo, Inc.*	4,075	12,021
Costa, Inc.*	1,360	25,867
Covanta Holding Corp.	47,524	1,016,064
Deluxe Corp.	4,988	207,800
EnerNOC, Inc.*	1,376	20,626
G&K Services, Inc., Class A	494	29,833
Healthcare Services Group, Inc.	10,333	266,178
Heritage-Crystal Clean, Inc.*	1,257	22,651
Herman Miller, Inc.	8,833	257,747
HNI Corp.	6,473	234,193
InnerWorkings, Inc.*	6,763	66,413
Interface, Inc.	8,931	177,191
Knoll, Inc.	5,004	84,768
McGrath RentCorp	1,875	66,938
Mine Safety Appliances Co.	4,276	220,684
MiX Telematics Ltd. (ADR)*	13,713	202,952
Mobile Mini, Inc.*	574	19,550
Multi-Color Corp.	1,123	38,103
Performant Financial Corp.*	25,463	278,057
Standard Parking Corp.*	1,560	41,948
Steelcase, Inc., Class A	1,529	25,412
Team, Inc.*	3,157	125,491
Tetra Tech, Inc.*	779	20,168
TMS International Corp., Class A	1,062	18,521
U.S. Ecology, Inc.	2,793	84,153
UniFirst Corp.	1,233	128,750
West Corp.	2,134	47,311

		3,946,505

Construction & Engineering (0.4%)
Aegion Corp.*	716	16,991
Comfort Systems USA, Inc.	1,498	25,181
Dycom Industries, Inc.*	1,898	53,125
Furmanite Corp.*	3,464	34,294
Great Lakes Dredge & Dock Corp.	792	5,877
Louis XIII Holdings Ltd.	801,247	712,825
MasTec, Inc.*	8,987	272,306
Orion Marine Group, Inc.*	27,154	282,673
Pike Electric Corp.	2,132	24,134
Primoris Services Corp.	5,376	136,927
Sterling Construction Co., Inc.*	274	2,535

		1,566,868

Electrical Equipment (0.8%)
Acuity Brands, Inc.	6,471	595,461
AZZ, Inc.	3,835	160,533
Capstone Turbine Corp.*	46,816	55,243
Coleman Cable, Inc.	1,335	28,182
Encore Wire Corp.	377	14,869
EnerSys, Inc.	2,410	146,118
Enphase Energy, Inc.*	2,435	19,821
Franklin Electric Co., Inc.	6,807	268,196
FuelCell Energy, Inc.*	24,214	31,236
Generac Holdings, Inc.	7,829	333,829
General Cable Corp.	561	17,812
Polypore International, Inc.*	7,064	289,412
Power Solutions International, Inc.*	18,484	1,092,774
PowerSecure International, Inc.*	3,196	51,296
Preformed Line Products Co.	34	2,446
Revolution Lighting Technologies, Inc.*	4,265	10,918
Thermon Group Holdings, Inc.*	4,129	95,421

		3,213,567

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,461	$178,629

Machinery (1.4%)
Accuride Corp.*	5,702	29,308
Albany International Corp., Class A	642	23,029
Altra Holdings, Inc.	4,112	110,654
Blount International, Inc.*	7,550	91,431
Chart Industries, Inc.*	4,606	566,721
CIRCOR International, Inc.	160	9,949
CLARCOR, Inc.	7,444	413,365
Columbus McKinnon Corp.*	418	10,045
Commercial Vehicle Group, Inc.*	2,631	20,943
Douglas Dynamics, Inc.	3,066	45,162
Dynamic Materials Corp.	12,021	278,647
Energy Recovery, Inc.*	2,826	20,489
EnPro Industries, Inc.*	1,581	95,192
ESCO Technologies, Inc.	1,155	38,381
ExOne Co.*	858	36,551
Federal Signal Corp.*	9,489	122,123
Flow International Corp.*	1,736	6,927
Global Brass & Copper Holdings, Inc.*	262	4,595
Gorman-Rupp Co.	1,667	66,880
Graham Corp.	1,481	53,509
Hyster-Yale Materials Handling, Inc.	1,595	143,024
John Bean Technologies Corp.	4,447	110,641
Lindsay Corp.	1,968	160,628
Manitex International, Inc.*	1,849	20,210
Middleby Corp.*	2,851	595,601
Mueller Industries, Inc.	4,250	236,598
Mueller Water Products, Inc., Class A	24,128	192,783
Omega Flex, Inc.	477	9,011
Proto Labs, Inc.*	2,608	199,225
RBC Bearings, Inc.*	9,978	657,449
Rexnord Corp.*	4,607	95,826
Standex International Corp.	384	22,810
Sun Hydraulics Corp.	3,147	114,079
Tennant Co.	2,777	172,174
Titan International, Inc.	6,238	91,324
Trimas Corp.*	6,798	253,565
Wabash National Corp.*	883	10,296
Watts Water Technologies, Inc., Class A	315	17,757
Woodward, Inc.	10,403	424,753
Xerium Technologies, Inc.*	1,657	19,205

		5,590,860

Marine (0.0%)
Matson, Inc.	6,499	170,469

Professional Services (2.4%)
Acacia Research Corp.	2,174	50,132
Advisory Board Co.*	71,812	4,271,378
Barrett Business Services, Inc.	1,087	73,166
Corporate Executive Board Co.	59,531	4,323,141
Exponent, Inc.	2,022	145,260
Franklin Covey Co.*	999	17,932
GP Strategies Corp.*	2,205	57,815
Huron Consulting Group, Inc.*	479	25,200
Insperity, Inc.	3,329	125,170
Kforce, Inc.	3,796	67,151
Mistras Group, Inc.*	2,441	41,497
National Technical Systems, Inc.*	868	19,834
Odyssey Marine Exploration, Inc.*	11,297	34,004
On Assignment, Inc.*	6,958	229,614
Pendrell Corp.*	3,611	7,005
RPX Corp.*	703	12,324
TrueBlue, Inc.*	6,214	149,198
WageWorks, Inc.*	4,064	205,029

		9,854,850

Road & Rail (0.2%)
Celadon Group, Inc.	243	4,537
Heartland Express, Inc.	5,372	76,229
Knight Transportation, Inc.	8,996	148,614
Quality Distribution, Inc.*	1,060	9,794
Roadrunner Transportation Systems, Inc.*	1,324	37,390
Saia, Inc.*	3,707	115,584
Swift Transportation Co.*	12,780	258,028
Universal Truckload Services, Inc.	799	21,301
Werner Enterprises, Inc.	1,997	46,590
YRC Worldwide, Inc.*	334	5,638

		723,705

Trading Companies & Distributors (1.3%)
Aceto Corp.	208,828	3,261,892
Aircastle Ltd.	4,255	74,080
Applied Industrial Technologies, Inc.	5,863	301,945
Beacon Roofing Supply, Inc.*	7,339	270,589
BlueLinx Holdings, Inc.*	5,064	9,875
CAI International, Inc.*	939	21,851
DXP Enterprises, Inc.*	1,427	112,690
Edgen Group, Inc.*	2,532	19,243
H&E Equipment Services, Inc.*	25,187	668,966
Houston Wire & Cable Co.	904	12,177
Kaman Corp.	2,702	102,298
Rush Enterprises, Inc., Class A*	1,945	51,562
TAL International Group, Inc.	2,420	113,087
Textainer Group Holdings Ltd.	1,101	41,695
Watsco, Inc.	3,868	364,636

		5,426,586

Transportation Infrastructure (0.1%)
LLX Logistica S.A.*	311,927	235,040
Wesco Aircraft Holdings, Inc.*	1,343	28,109

		263,149

Total Industrials		36,681,059

Information Technology (22.1%)
Communications Equipment (1.4%)
ADTRAN, Inc.	5,792	154,299
Alliance Fiber Optic Products, Inc.	1,744	35,700
Anaren, Inc.*	197	5,024
ARRIS Group, Inc.*	15,519	264,754
Aruba Networks, Inc.*	17,207	286,324
CalAmp Corp.*	5,392	95,061
Calix, Inc.*	183,382	2,334,454
Ciena Corp.*	11,379	284,247
Infinera Corp.*	59,975	678,317
InterDigital, Inc.	6,204	231,595
Ixia*	8,640	135,389
KVH Industries, Inc.*	2,056	28,373
Oplink Communications, Inc.*	18,261	343,672
Parkervision, Inc.*	13,692	45,868
PC-Tel, Inc.	365	3,230
Plantronics, Inc.	6,008	276,668
Procera Networks, Inc.*	603	9,340
Ruckus Wireless, Inc.*	6,647	111,869
ShoreTel, Inc.*	1,261	7,616
Sonus Networks, Inc.*	2,118	7,159

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tessco Technologies, Inc.	77	$2,595
Ubiquiti Networks, Inc.	1,920	64,493
ViaSat, Inc.*	6,004	382,755

		5,788,802

Computers & Peripherals (0.3%)
3D Systems Corp.*	10,295	555,826
Cray, Inc.*	3,122	75,147
Datalink Corp.*	2,715	36,707
Electronics for Imaging, Inc.*	3,809	120,669
Fusion-io, Inc.*	8,149	109,115
Immersion Corp.*	4,004	52,813
Silicon Graphics International Corp.*	5,164	83,915
Synaptics, Inc.*	4,899	216,928

		1,251,120

Electronic Equipment, Instruments & Components (1.2%)
Anixter International, Inc.*	2,388	209,332
Badger Meter, Inc.	2,203	102,440
Belden, Inc.	5,916	378,920
Cognex Corp.	13,110	411,130
Coherent, Inc.	3,150	193,568
Control4 Corp.*	209	3,620
Daktronics, Inc.	1,211	13,551
DTS, Inc.*	2,807	58,947
Electro Rent Corp.	1,434	26,013
FARO Technologies, Inc.*	11,903	501,950
FEI Co.	6,315	554,456
InvenSense, Inc.*	38,970	686,650
Littelfuse, Inc.	3,014	235,755
Maxwell Technologies, Inc.*	4,499	40,851
Measurement Specialties, Inc.*	2,067	112,114
Mesa Laboratories, Inc.	424	28,667
Methode Electronics, Inc.	26,456	740,767
MTS Systems Corp.	2,375	152,831
Neonode, Inc.*	4,088	26,245
OSI Systems, Inc.*	2,789	207,697
RealD, Inc.*	5,310	37,170
Rofin-Sinar Technologies, Inc.*	290	7,021
Rogers Corp.*	1,013	60,253
Uni-Pixel, Inc.*	1,546	27,411
Universal Display Corp.*	6,063	194,198

		5,011,557

Internet Software & Services (7.9%)
Angie’s List, Inc.*	66,499	1,496,228
Bazaarvoice, Inc.*	4,055	36,819
Benefitfocus, Inc.*	52,820	2,596,631
Blucora, Inc.*	3,945	90,656
Brightcove, Inc.*	4,279	48,139
Carbonite, Inc.*	1,853	27,795
ChannelAdvisor Corp.*	911	33,370
comScore, Inc.*	18,634	539,827
Constant Contact, Inc.*	4,712	111,627
Cornerstone OnDemand, Inc.*	22,563	1,160,641
CoStar Group, Inc.*	13,846	2,324,743
Cvent, Inc.*	695	24,443
Dealertrack Technologies, Inc.*	5,859	251,000
Demandware, Inc.*	9,778	453,015
Dice Holdings, Inc.*	6,250	53,188
E2open, Inc.*	2,233	50,019
eGain Corp.*	1,977	29,833
Envestnet, Inc.*	21,928	679,768
Global Eagle Entertainment, Inc.*	3,258	30,430
Gogo, Inc.*	919	16,331
IntraLinks Holdings, Inc.*	181,657	1,598,582
j2 Global, Inc.	6,974	345,352
Liquidity Services, Inc.*	3,730	125,179
LivePerson, Inc.*	8,455	79,815
LogMeIn, Inc.*	3,735	115,972
Marin Software, Inc.*	1,398	17,545
Marketo, Inc.*	13,471	429,455
MercadoLibre, Inc.	8,142	1,098,437
Millennial Media, Inc.*	5,376	38,008
Move, Inc.*	6,129	103,887
Net Element International, Inc.*	400	1,840
NIC, Inc.	9,824	227,033
OpenTable, Inc.*	19,194	1,343,196
Pandora Media, Inc.*	31,350	787,826
Perficient, Inc.*	712	13,072
Reis, Inc.*	1,240	20,051
Responsys, Inc.*	39,702	655,083
Rocket Fuel, Inc.*	3,900	209,586
SciQuest, Inc.*	3,478	78,116
Shutterstock, Inc.*	777	56,503
Sohu.com, Inc.*	8,332	656,812
Spark Networks, Inc.*	2,668	22,198
SPS Commerce, Inc.*	2,296	153,648
Stamps.com, Inc.*	16,576	761,336
support.com, Inc.*	7,630	41,584
Textura Corp.*	27,214	1,172,379
Travelzoo, Inc.*	1,177	31,238
Tremor Video, Inc.*	730	6,738
Trulia, Inc.*	15,461	727,131
Unwired Planet, Inc.*	10,783	18,655
ValueClick, Inc.*	11,527	240,338
VistaPrint N.V.*	4,939	279,152
Vocus, Inc.*	282	2,625
Web.com Group, Inc.*	147,695	4,776,455
WebMD Health Corp.*	4,867	139,196
XO Group, Inc.*	4,092	52,869
Xoom Corp.*	66,951	2,129,711
Yelp, Inc.*	17,948	1,187,799
Youku Tudou, Inc. (ADR)*	29,210	800,354
YuMe, Inc.*	459	4,865
Zillow, Inc., Class A*	12,661	1,068,209
Zix Corp.*	9,534	46,621

		31,718,954

IT Services (1.3%)
Acxiom Corp.*	2,827	80,259
Blackhawk Network Holdings, Inc.*	1,743	41,884
Cardtronics, Inc.*	6,780	251,538
Cass Information Systems, Inc.	1,583	84,485
Computer Task Group, Inc.	2,355	38,057
CSG Systems International, Inc.	2,854	71,493
EPAM Systems, Inc.*	16,368	564,695
Euronet Worldwide, Inc.*	7,540	300,092
EVERTEC, Inc.	4,505	100,056
ExlService Holdings, Inc.*	4,980	141,830
Forrester Research, Inc.	1,927	70,837
Hackett Group, Inc.	1,326	9,454
Heartland Payment Systems, Inc.	5,480	217,666
Higher One Holdings, Inc.*	4,773	36,609
iGATE Corp.*	5,291	146,878
Lionbridge Technologies, Inc.*	8,442	31,151
Luxoft Holding, Inc.*	33,819	895,188
MAXIMUS, Inc.	10,344	465,894
MoneyGram International, Inc.*	839	16,428
Planet Payment, Inc.*	6,385	16,218
QIWI plc (ADR)	13,312	416,133
Sapient Corp.*	16,688	259,832
ServiceSource International, Inc.*	9,331	112,718

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Syntel, Inc.	2,331	$186,713
TeleTech Holdings, Inc.*	1,959	49,151
Unisys Corp.*	347	8,741
Virtusa Corp.*	3,059	88,895
WEX, Inc.*	5,878	515,795

		5,218,690

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Energy Industries, Inc.*	5,614	98,357
Ambarella, Inc.*	2,821	55,066
Applied Micro Circuits Corp.*	10,950	141,255
Atmel Corp.*	389,579	2,898,467
Cabot Microelectronics Corp.*	3,575	137,709
Cavium, Inc.*	7,784	320,701
Cirrus Logic, Inc.*	3,945	89,473
Cypress Semiconductor Corp.*	22,473	209,898
Diodes, Inc.*	4,282	104,909
Entegris, Inc.*	3,184	32,318
Exar Corp.*	5,816	77,993
First Solar, Inc.*	49,281	1,981,589
GT Advanced Technologies, Inc.*	15,117	128,646
Hittite Microwave Corp.*	4,742	309,890
Inphi Corp.*	1,572	21,112
Integrated Device Technology, Inc.*	5,896	55,540
Intermolecular, Inc.*	2,620	14,436
JinkoSolar Holding Co. Ltd. (ADR)*	19,623	442,499
Lattice Semiconductor Corp.*	4,526	20,186
MA-COM Technology Solutions Holdings, Inc.*	1,490	25,360
Magnachip Semiconductor Corp.*	170,646	3,674,007
MaxLinear, Inc., Class A*	3,449	28,592
Micrel, Inc.	7,189	65,492
Microsemi Corp.*	10,833	262,700
Mindspeed Technologies, Inc.*	5,624	17,097
Monolithic Power Systems, Inc.	24,652	746,463
MoSys, Inc.*	6,190	23,027
Nanometrics, Inc.*	2,384	38,430
NVE Corp.*	726	37,055
OmniVision Technologies, Inc.*	712	10,901
PDF Solutions, Inc.*	3,859	82,004
Peregrine Semiconductor Corp.*	4,006	35,934
PLX Technology, Inc.*	6,373	38,365
PMC-Sierra, Inc.*	13,338	88,298
Power Integrations, Inc.	4,390	237,719
Rambus, Inc.*	17,065	160,411
RF Micro Devices, Inc.*	37,129	209,408
Rubicon Technology, Inc.*	23,011	278,663
Rudolph Technologies, Inc.*	838	9,553
Semtech Corp.*	10,148	304,339
Silicon Image, Inc.*	11,783	62,921
Spansion, Inc., Class A*	279	2,815
SunEdison, Inc.*	40,347	321,566
SunPower Corp.*	6,215	162,584
Tessera Technologies, Inc.	42,132	815,254
Trina Solar Ltd. (ADR)*	59,368	917,829
TriQuint Semiconductor, Inc.*	2,465	20,040
Ultra Clean Holdings, Inc.*	369	2,550
Ultratech, Inc.*	4,251	128,805
Veeco Instruments, Inc.*	1,349	50,223
Volterra Semiconductor Corp.*	325	7,475

		16,005,924

Software (6.1%)
ACI Worldwide, Inc.*	5,989	323,765
Actuate Corp.*	6,842	50,289
Advent Software, Inc.	4,926	156,401
American Software, Inc., Class A	3,796	32,418
Aspen Technology, Inc.*	13,392	462,694
AVG Technologies N.V.*	3,656	87,525
Blackbaud, Inc.	6,907	269,649
Bottomline Technologies (de), Inc.*	5,776	161,035
BroadSoft, Inc.*	4,225	152,227
Callidus Software, Inc.*	295,445	2,709,230
CommVault Systems, Inc.*	7,050	619,202
Comverse, Inc.*	3,407	108,854
Cyan, Inc.*	235	2,362
Digimarc Corp.	985	19,897
Ebix, Inc.	3,500	34,790
Ellie Mae, Inc.*	3,931	125,831
EPIQ Systems, Inc.	236	3,120
ePlus, Inc.	39	2,016
Fair Isaac Corp.	5,427	300,005
FireEye, Inc.*	18,363	762,615
FleetMatics Group plc*	2,495	93,687
Gigamon, Inc.*	16,335	631,184
Glu Mobile, Inc.*	8,501	23,718
Guidance Software, Inc.*	2,632	23,872
Guidewire Software, Inc.*	21,780	1,026,056
Imperva, Inc.*	14,132	593,827
Infoblox, Inc.*	7,589	317,372
Interactive Intelligence Group, Inc.*	2,373	150,662
Jive Software, Inc.*	6,054	75,675
Manhattan Associates, Inc.*	2,956	282,150
MicroStrategy, Inc., Class A*	1,376	142,774
Mitek Systems, Inc.*	4,006	20,751
Model N, Inc.*	1,227	12,147
Monotype Imaging Holdings, Inc.	5,826	166,973
NetScout Systems, Inc.*	5,450	139,357
NQ Mobile, Inc. (ADR)*	13,562	295,516
Pegasystems, Inc.	2,669	106,253
Progress Software Corp.*	4,181	108,204
Proofpoint, Inc.*	32,283	1,036,930
PROS Holdings, Inc.*	21,427	732,589
PTC, Inc.*	18,081	514,043
QAD, Inc., Class A	796	10,857
QAD, Inc., Class B	134	1,508
Qlik Technologies, Inc.*	13,197	451,865
Qualys, Inc.*	2,265	48,448
Rally Software Development Corp.*	23,691	709,782
RealPage, Inc.*	7,111	164,691
Rosetta Stone, Inc.*	1,762	28,597
Sapiens International Corp. N.V.	402	2,432
Silver Spring Networks, Inc.*	19,212	332,944
Solera Holdings, Inc.	34,999	1,850,396
Sourcefire, Inc.*	4,730	359,102
SS&C Technologies Holdings, Inc.*	8,835	336,614
Synchronoss Technologies, Inc.*	4,396	167,312
Tableau Software, Inc., Class A*	13,099	933,173
Take-Two Interactive Software, Inc.*	12,243	222,333
Tangoe, Inc.*	160,441	3,828,121
TiVo, Inc.*	9,050	112,582
Tyler Technologies, Inc.*	4,790	418,981
Ultimate Software Group, Inc.*	4,189	617,459
VASCO Data Security International, Inc.*	1,846	14,565
Verint Systems, Inc.*	7,966	295,220
VirnetX Holding Corp.*	6,467	131,927
Vringo, Inc.*	1,856	5,345

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zynga, Inc., Class A*	86,005	$316,498

		24,238,417

Total Information Technology		89,233,464

Materials (3.2%)
Chemicals (1.4%)
Advanced Emissions Solutions, Inc.*	1,542	65,874
American Pacific Corp.*	891	48,791
American Vanguard Corp.	4,390	118,179
Arabian American Development Co.*	2,836	25,808
Balchem Corp.	4,490	232,358
Calgon Carbon Corp.*	8,253	156,724
Chase Corp.	278	8,168
Chemtura Corp.*	14,841	341,195
Ferro Corp.*	11,070	100,848
Flotek Industries, Inc.*	51,784	1,191,031
FutureFuel Corp.	759	13,632
H.B. Fuller Co.	7,601	343,489
Hawkins, Inc.	1,450	54,723
Innophos Holdings, Inc.	3,288	173,541
Innospec, Inc.	3,388	158,084
Intrepid Potash, Inc.	22,976	360,263
KMG Chemicals, Inc.	1,038	22,826
Koppers Holdings, Inc.	3,177	135,499
Landec Corp.*	3,932	47,970
LSB Industries, Inc.*	1,609	53,950
Marrone Bio Innovations, Inc.*	413	6,959
Olin Corp.	8,009	184,768
OM Group, Inc.*	315	10,641
OMNOVA Solutions, Inc.*	7,243	61,928
Penford Corp.*	212	3,036
PolyOne Corp.	15,062	462,553
Quaker Chemical Corp.	498	36,379
Rockwood Holdings, Inc.	7,895	528,175
Stepan Co.	1,726	99,642
Taminco Corp.*	2,136	43,361
Tredegar Corp.	1,368	35,568
Tronox Ltd., Class A	14,270	349,186
Zep, Inc.	1,327	21,577

		5,496,726

Construction Materials (0.5%)
Eagle Materials, Inc.	21,579	1,565,556
Headwaters, Inc.*	11,245	101,093
Texas Industries, Inc.*	3,099	205,495
United States Lime & Minerals, Inc.*	265	15,529
US Concrete, Inc.*	2,169	43,510

		1,931,183

Containers & Packaging (0.1%)
AEP Industries, Inc.*	666	49,490
Berry Plastics Group, Inc.*	8,470	169,146
Graphic Packaging Holding Co.*	31,769	271,943
Myers Industries, Inc.	623	12,529

		503,108

Metals & Mining (0.9%)
AMCOL International Corp.	1,550	50,654
Coeur Mining, Inc.*	5,844	70,420
Globe Specialty Metals, Inc.	523	8,059
Gold Resource Corp.	4,918	32,606
Handy & Harman Ltd.*	758	18,093
Hecla Mining Co.	7,364	23,123
Materion Corp.	1,643	52,675
Midway Gold Corp.*	16,003	15,283
Olympic Steel, Inc.	357	9,917
Paramount Gold and Silver Corp.*	21,523	27,765
Schnitzer Steel Industries, Inc., Class A	204	5,618
U.S. Silica Holdings, Inc.	125,679	3,129,408
Walter Energy, Inc.	3,355	47,071
Worthington Industries, Inc.	8,010	275,784

		3,766,476

Paper & Forest Products (0.3%)
Boise Cascade Co.*	1,815	48,914
Clearwater Paper Corp.*	2,626	125,444
Deltic Timber Corp.	1,710	111,389
KapStone Paper and Packaging Corp.	6,186	264,761
Louisiana-Pacific Corp.*	15,256	268,353
Neenah Paper, Inc.	273	10,732
P.H. Glatfelter Co.	5,838	158,035
Schweitzer-Mauduit International, Inc.	3,437	208,042
Wausau Paper Corp.	7,163	93,047

		1,288,717

Total Materials		12,986,210

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	11,083	111,606
Atlantic Tele-Network, Inc.	1,417	73,868
Cbeyond, Inc.*	350	2,244
Cincinnati Bell, Inc.*	10,388	28,255
Cogent Communications Group, Inc.	7,157	230,814
Consolidated Communications Holdings, Inc.	6,115	105,423
Fairpoint Communications, Inc.*	2,657	25,374
General Communication, Inc., Class A*	4,884	46,496
HickoryTech Corp.	2,046	23,283
IDT Corp., Class B	2,225	39,494
inContact, Inc.*	7,606	62,902
Inteliquent, Inc.	1,949	18,827
Lumos Networks Corp.	2,337	50,643
magicJack VocalTec Ltd.*	1,906	24,530
Premiere Global Services, Inc.*	1,488	14,820
Primus Telecommunications Group, Inc.	1,998	6,773
Straight Path Communications, Inc., Class B*	1,112	5,849
Towerstream Corp.*	7,693	22,002

		893,203

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	1,726	27,254
NTELOS Holdings Corp.	2,329	43,785
Shenandoah Telecommunications Co.	3,240	78,084

		149,123

Total Telecommunication Services		1,042,326

Utilities (0.0%)
Electric Utilities (0.0%)
UNS Energy Corp.	383	17,855

Gas Utilities (0.0%)
South Jersey Industries, Inc.	924	54,128

Water Utilities (0.0%)
American States Water Co.	510	14,056
Pure Cycle Corp.*	2,561	11,832
SJW Corp.	634	17,765

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	1,469	$29,482

		73,135

Total Utilities		145,118

Total Common Stocks (78.1%) (Cost $222,258,958)		316,530,767

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%(b)*†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/14/13(b)*	65,826	461
Magnum Hunter Resources Corp.,expiring 10/31/13(b)*	855	—

Total Warrants (0.0%) (Cost $—)		461
Total Investments (78.1%) (Cost $222,892,524)		316,531,228
Other Assets Less Liabilities (21.9%)		89,018,006

Net Assets (100%)		$405,549,234

*	Non-income producing.

†	Securities (totaling $746,953 or 0.2% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	718	December-13	$75,511,917	$76,926,520	$1,414,603

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$67,468,616	$1,632,746	$746,414	$69,847,776
Consumer Staples	12,783,623	—	—	12,783,623
Energy	14,750,393	—	—	14,750,393
Financials	16,241,270	1,813,955	—	18,055,225
Health Care	61,005,034	—	539	61,005,573
Industrials	35,968,234	712,825	—	36,681,059
Information Technology	89,233,464	—	—	89,233,464
Materials	12,986,210	—	—	12,986,210
Telecommunication Services	1,042,326	—	—	1,042,326
Utilities	145,118	—	—	145,118
Futures	1,414,603	—	—	1,414,603
Preferred Stocks
Consumer Discretionary	—	—	—	—
Warrants
Energy	461	—	—	461

Total Assets	$313,039,352	$4,159,526	$746,953	$317,945,831

Total Liabilities	$—	$—	$—	$—

Total	$313,039,352	$4,159,526	$746,953	$317,945,831

(a)	Securities with a market value of $235,500 transferred from Level 2 to Level 1 since the beginning of the period due to active trading and a security no longer valued using fair value factors based on third party vendor modeling tools.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$264,903,079
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$320,738,192

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,745,214
Aggregate gross unrealized depreciation	(10,479,102)

Net unrealized appreciation	$92,266,112

Federal income tax cost of investments	$224,265,116

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (3.7%)
American Axle & Manufacturing Holdings, Inc.*	2,547	$50,227
Autoliv, Inc.	8,464	739,669
Cooper Tire & Rubber Co.	6,727	207,192
Dana Holding Corp.	16,177	369,483
Dorman Products, Inc.	8,000	396,400
Drew Industries, Inc.	7,916	360,495
Federal-Mogul Corp.*	2,210	37,106
Fox Factory Holding Corp.*	439	8,459
Fuel Systems Solutions, Inc.*	1,721	33,835
Gentex Corp.	24,886	636,833
Gentherm, Inc.*	125,000	2,385,000
Icahn Enterprises LP	69,800	5,812,246
Modine Manufacturing Co.*	5,847	85,542
Remy International, Inc.	1,701	34,428
Shiloh Industries, Inc.	772	10,113
Spartan Motors, Inc.	4,235	25,706
Standard Motor Products, Inc.	705	22,673
Stoneridge, Inc.*	587	6,345
Superior Industries International, Inc.	2,823	50,334

		11,272,086

Automobiles (0.6%)
Thor Industries, Inc.	23,812	1,382,048
Winnebago Industries, Inc.*	12,560	326,058

		1,708,106

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,217	80,858
VOXX International Corp.*	2,276	31,181
Weyco Group, Inc.	756	21,410

		133,449

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	13,513	1,089,418
Bridgepoint Education, Inc.*	2,242	40,446
Career Education Corp.*	6,756	18,646
Corinthian Colleges, Inc.*	9,969	21,832
Hillenbrand, Inc.	17,227	471,503
JTH Holding, Inc., Class A*	78	1,478
Lincoln Educational Services Corp.	2,119	9,768
Mac-Gray Corp.	1,295	18,855
Matthews International Corp., Class A	1,896	72,200
Regis Corp.	33,379	490,004
Steiner Leisure Ltd.*	1,218	71,168
Stewart Enterprises, Inc., Class A	865	11,366
Universal Technical Institute, Inc.	2,562	31,077

		2,347,761

Hotels, Restaurants & Leisure (2.4%)
Apollo Global Management LLC, Class A	9,000	254,340
Biglari Holdings, Inc.*	177	73,043
Bob Evans Farms, Inc.	2,945	168,660
Bravo Brio Restaurant Group, Inc.*	130,165	1,965,491
Caesars Entertainment Corp.*	546	10,762
Carrols Restaurant Group, Inc.*	2,868	17,495
Del Frisco’s Restaurant Group, Inc.*	728	14,684
Denny’s Corp.*	2,515	15,392
Diamond Resorts International, Inc.*	976	18,359
DineEquity, Inc.	966	66,654
Einstein Noah Restaurant Group, Inc.	87	1,507
International Speedway Corp., Class A	3,412	110,208
Isle of Capri Casinos, Inc.*	2,641	19,966
Jack in the Box, Inc.*	1,100	44,000
Life Time Fitness, Inc.*	2,499	128,624
Luby’s, Inc.*	2,464	17,691
Marcus Corp.	2,237	32,504
Marriott Vacations Worldwide Corp.*	3,575	157,300
Monarch Casino & Resort, Inc.*	509	9,661
Morgans Hotel Group Co.*	1,915	14,726
Noodles & Co.*	117	4,992
Orient-Express Hotels Ltd., Class A*	11,793	153,073
Pinnacle Entertainment, Inc.*	548	13,727
Red Robin Gourmet Burgers, Inc.*	225	15,997
Ruby Tuesday, Inc.*	7,518	56,385
Scientific Games Corp., Class A*	1,530	24,740
Sonic Corp.*	1,404	24,921
Speedway Motorsports, Inc.	1,429	25,579
Town Sports International Holdings, Inc.	2,904	37,694
Wendy’s Co.	432,000	3,663,360
WMS Industries, Inc.*	6,533	169,531

		7,331,066

Household Durables (2.8%)
Bassett Furniture Industries, Inc.	1,295	20,966
Beazer Homes USA, Inc.*	1,367	24,606
Brookfield Residential Properties, Inc.*	76,200	1,754,124
Cavco Industries, Inc.*	94	5,353
CSS Industries, Inc.	1,060	25,451
Ethan Allen Interiors, Inc.	427	11,900
Flexsteel Industries, Inc.	605	15,107
Harman International Industries, Inc.	10,090	668,261
Helen of Troy Ltd.*	3,799	167,916
Hooker Furniture Corp.	16,516	246,914
Hovnanian Enterprises, Inc., Class A*	4,151	21,710
Jarden Corp.*	76,600	3,707,440
La-Z-Boy, Inc.	35,797	812,950
Lifetime Brands, Inc.	1,238	18,929
M.D.C. Holdings, Inc.	10,686	320,687
M/I Homes, Inc.*	15,093	311,218
Meritage Homes Corp.*	785	33,716
NACCO Industries, Inc., Class A	612	33,917
Skullcandy, Inc.*	2,205	13,627
Standard Pacific Corp.*	18,213	144,065
TRI Pointe Homes, Inc.*	1,692	24,839
UCP, Inc., Class A*	278	4,125
Universal Electronics, Inc.*	1,669	60,134
WCI Communities, Inc.*	363	6,265
Zagg, Inc.*	3,783	17,023

		8,471,243

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	787	3,880
Expedia, Inc.	3,000	155,370
Liberty Ventures*	6,000	529,020
RetailMeNot, Inc.*	246	8,750
ValueVision Media, Inc., Class A*	612	2,662

		699,682

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	2,766	33,634
Brunswick Corp.	14,937	596,136
Callaway Golf Co.	8,722	62,101
JAKKS Pacific, Inc.	2,399	10,771
Johnson Outdoors, Inc., Class A*	612	16,414
LeapFrog Enterprises, Inc.*	7,823	73,693

		792,749

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Media (2.5%)
AH Belo Corp., Class A	2,257	$17,717
Beasley Broadcasting Group, Inc., Class A	513	4,458
Belo Corp., Class A	8,546	117,080
Carmike Cinemas, Inc.*	1,921	42,416
Central European Media Enterprises Ltd., Class A*	9,367	49,364
Crown Media Holdings, Inc., Class A*	3,408	10,497
Cumulus Media, Inc., Class A*	2,142	11,353
Daily Journal Corp.*	113	16,610
Dex Media, Inc.*	2,102	17,089
Digital Generation, Inc.*	3,010	38,919
DreamWorks Animation SKG, Inc., Class A*	96,000	2,732,160
Entercom Communications Corp., Class A*	2,961	25,998
EW Scripps Co., Class A*	3,831	70,299
Global Sources Ltd.*	2,036	15,107
Gray Television, Inc.*	5,742	45,075
Harte-Hanks, Inc.	5,322	46,993
Journal Communications, Inc., Class A*	5,400	46,170
Live Nation Entertainment, Inc.*	116,893	2,168,365
Loral Space & Communications, Inc.	7,000	474,110
Martha Stewart Living Omnimedia, Inc., Class A*	3,593	8,264
McClatchy Co., Class A*	1,646	4,938
MDC Partners, Inc., Class A	2,048	57,303
Media General, Inc., Class A*	2,383	33,982
Meredith Corp.	4,272	203,433
National CineMedia, Inc.	4,897	92,357
New York Times Co., Class A*	15,409	193,691
Promotora de Informaciones S.A. (Prisa) (ADR)*	28,726	48,260
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	82,074	158,403
Reading International, Inc., Class A*	2,151	14,132
Rentrak Corp.*	117	3,816
Saga Communications, Inc., Class A .	434	19,261
Salem Communications Corp., Class A	1,182	9,787
Scholastic Corp.	3,242	92,883
Speed Commerce, Inc.*	4,762	15,619
Starz, Class A*	12,900	362,877
Valassis Communications, Inc.	4,766	137,642
World Wrestling Entertainment, Inc., Class A	3,121	31,741

		7,438,169

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	133	1,403
Fred’s, Inc., Class A	4,062	63,570
Gordmans Stores, Inc.	812	9,135
Saks, Inc.*	12,650	201,641
Tuesday Morning Corp.*	5,273	80,519

		356,268

Specialty Retail (4.1%)
America’s Car-Mart, Inc.*	229	10,330
Asbury Automotive Group, Inc.*	453	24,100
Barnes & Noble, Inc.*	4,635	59,977
bebe stores, Inc.	4,269	25,998
Body Central Corp.*	2,026	12,359
Brown Shoe Co., Inc.	27,523	645,965
Cato Corp., Class A	17,123	479,102
Children’s Place Retail Stores, Inc.*	1,871	108,256
Citi Trends, Inc.*	1,794	31,359
Conn’s, Inc.*	52,000	2,602,080
Destination Maternity Corp.	193	6,137
Destination XL Group, Inc.*	5,132	33,204
Finish Line, Inc., Class A	3,986	99,132
GameStop Corp., Class A	13,078	649,323
Genesco, Inc.*	4,325	283,634
Group 1 Automotive, Inc.	15,586	1,210,720
Haverty Furniture Cos., Inc.	1,869	45,847
hhgregg, Inc.*	1,575	28,208
Jos. A. Bank Clothiers, Inc.*	12,728	559,523
Kirkland’s, Inc.*	523	9,644
MarineMax, Inc.*	2,865	34,953
Men’s Wearhouse, Inc.	24,618	838,243
New York & Co., Inc.*	1,527	8,826
Office Depot, Inc.*	22,746	109,863
OfficeMax, Inc.	10,706	136,930
Pacific Sunwear of California, Inc.*	662	1,986
Penske Automotive Group, Inc.	18,023	770,123
PEP Boys-Manny, Moe & Jack*	37,792	471,266
Pier 1 Imports, Inc.	7,793	152,119
RadioShack Corp.*	12,469	42,519
Rent-A-Center, Inc.	6,291	239,687
Sears Hometown and Outlet Stores, Inc.*	375	11,906
Select Comfort Corp.*	409	9,959
Shoe Carnival, Inc.	1,839	49,671
Sonic Automotive, Inc., Class A	88,574	2,108,061
Stage Stores, Inc.	4,008	76,954
Stein Mart, Inc.	1,627	22,322
Systemax, Inc.	1,307	12,116
Tilly’s, Inc., Class A*	93	1,349
Trans World Entertainment Corp.	1,230	5,695
West Marine, Inc.*	22,685	276,757
Zale Corp.*	3,984	60,557

		12,366,760

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	7,055	9,172
Columbia Sportswear Co.	1,580	95,163
Crocs, Inc.*	1,462	19,898
Culp, Inc.	150	2,807
Fifth & Pacific Cos., Inc.*	14,466	363,531
G-III Apparel Group Ltd.*	503	27,459
Iconix Brand Group, Inc.*	3,741	124,276
Jones Group, Inc.	9,468	142,115
Maidenform Brands, Inc.*	2,839	66,688
Movado Group, Inc.	12,047	527,056
Perry Ellis International, Inc.	1,535	28,919
Quiksilver, Inc.*	4,427	31,122
R.G. Barry Corp.	1,095	20,706
Skechers U.S.A., Inc., Class A*	4,748	147,710
Unifi, Inc.*	1,828	42,702

		1,649,324

Total Consumer Discretionary		54,566,663

Consumer Staples (2.1%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	840	11,290

Food & Staples Retailing (0.3%)
Andersons, Inc.	2,288	159,931
Fairway Group Holdings Corp.*	1,125	28,755
Harris Teeter Supermarkets, Inc.	5,381	264,691
Ingles Markets, Inc., Class A	1,182	33,959
Nash Finch Co.	1,535	40,539

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pantry, Inc.*	2,719	$30,127
Rite Aid Corp.*	34,522	164,325
Roundy’s, Inc.	3,068	26,385
Spartan Stores, Inc.	2,720	60,003
SUPERVALU, Inc.*	6,351	52,269
Village Super Market, Inc., Class A	299	11,368
Weis Markets, Inc.	1,362	66,656

		939,008

Food Products (1.2%)
Alico, Inc.	60	2,470
Boulder Brands, Inc.*	445	7,138
Cal-Maine Foods, Inc.	258	12,410
Chiquita Brands International, Inc.*	5,708	72,263
Darling International, Inc.*	126,369	2,673,968
Diamond Foods, Inc.*	2,737	64,539
Dole Food Co., Inc.*	6,309	85,929
Fresh Del Monte Produce, Inc.	4,449	132,046
Griffin Land & Nurseries, Inc.	313	10,047
John B. Sanfilippo & Son, Inc.	1,021	23,677
Omega Protein Corp.*	2,284	23,228
Post Holdings, Inc.*	4,007	161,763
Seaboard Corp.	33	90,684
Seneca Foods Corp., Class A*	1,016	30,572
Snyders-Lance, Inc.	4,938	142,461
Tootsie Roll Industries, Inc.	170	5,239
TreeHouse Foods, Inc.*	1,547	103,386

		3,641,820

Household Products (0.0%)
Central Garden & Pet Co., Class A*	4,487	30,736
Harbinger Group, Inc.*	4,084	42,351
Oil-Dri Corp. of America	470	15,858
Orchids Paper Products Co.	112	3,099

		92,044

Personal Products (0.5%)
Elizabeth Arden, Inc.*	484	17,869
Inter Parfums, Inc.	49,411	1,481,836
Nature’s Sunshine Products, Inc.	1,308	24,944
Nutraceutical International Corp.	1,095	25,995
Revlon, Inc., Class A*	947	26,298
Synutra International, Inc.*	241	1,277

		1,578,219

Tobacco (0.1%)
Alliance One International, Inc.*	10,713	31,175
Universal Corp.	2,761	140,618
Vector Group Ltd.	2,009	32,339

		204,132

Total Consumer Staples		6,466,513

Energy (8.0%)
Energy Equipment & Services (6.5%)
Atwood Oceanics, Inc.*	12,030	662,131
Basic Energy Services, Inc.*	3,713	46,932
Bolt Technology Corp.	1,070	19,313
Bristow Group, Inc.	17,570	1,278,393
C&J Energy Services, Inc.*	5,539	111,223
Cal Dive International, Inc.*	12,324	25,264
CARBO Ceramics, Inc.	1,378	136,574
Dawson Geophysical Co.*	1,004	32,600
Era Group, Inc.*	2,462	66,917
Exterran Holdings, Inc.*	6,877	189,599
Forum Energy Technologies, Inc.*	2,411	65,121
Global Geophysical Services, Inc.*	2,539	6,881
Gulf Island Fabrication, Inc.	1,760	43,138
Gulfmark Offshore, Inc., Class A	3,281	166,970
Helix Energy Solutions Group, Inc.*	36,743	932,170
Hercules Offshore, Inc.*	19,630	144,673
Hornbeck Offshore Services, Inc.*	47,074	2,703,930
ION Geophysical Corp.*	177,764	924,373
Key Energy Services, Inc.*	18,664	136,061
Matrix Service Co.*	127,679	2,505,062
Mitcham Industries, Inc.*	109,564	1,675,234
Natural Gas Services Group, Inc.*	36,381	975,738
Newpark Resources, Inc.*	2,101	26,599
North American Energy Partners, Inc.*	290,000	1,580,500
Nuverra Environmental Solutions, Inc.*	16,601	38,016
Oil States International, Inc.*	7,631	789,503
Parker Drilling Co.*	170,507	971,890
PHI, Inc. (Non-Voting)*	1,469	55,396
Pioneer Energy Services Corp.*	7,631	57,309
Rowan Cos., plc, Class A*	20,508	753,054
SEACOR Holdings, Inc.	2,258	204,213
Tesco Corp.*	3,696	61,243
TETRA Technologies, Inc.*	9,590	120,163
TGC Industries, Inc.	155	1,223
Tidewater, Inc.	27,976	1,658,697
Unit Corp.*	11,074	514,830
Vantage Drilling Co.*	24,655	42,653
Willbros Group, Inc.*	4,910	45,074

		19,768,660

Oil, Gas & Consumable Fuels (1.5%)
Adams Resources & Energy, Inc.	249	13,822
Alon USA Energy, Inc.	2,843	29,027
Alpha Natural Resources, Inc.*	26,258	156,498
Apco Oil and Gas International, Inc.*	916	13,062
Approach Resources, Inc.*	1,880	49,406
Arch Coal, Inc.	24,952	102,553
Athlon Energy, Inc.*	1,240	40,548
Berry Petroleum Co., Class A	4,400	189,772
Bill Barrett Corp.*	4,273	107,295
BPZ Resources, Inc.*	14,380	28,041
Callon Petroleum Co.*	4,920	26,912
Carrizo Oil & Gas, Inc.*	717	26,751
Clayton Williams Energy, Inc.*	720	37,778
Cloud Peak Energy, Inc.*	7,497	109,981
Comstock Resources, Inc.	5,963	94,871
Contango Oil & Gas Co.	1,287	47,297
Crimson Exploration, Inc.*	2,604	7,838
Crosstex Energy, Inc.	532	11,114
Delek U.S. Holdings, Inc.	1,582	33,364
Emerald Oil, Inc.*	4,493	32,305
Endeavour International Corp.*	5,744	30,730
Energen Corp.	6,998	534,577
Energy XXI Bermuda Ltd.	9,528	287,746
EPL Oil & Gas, Inc.*	2,492	92,478
Equal Energy Ltd.	4,296	20,234
EXCO Resources, Inc.	8,112	54,675
Forest Oil Corp.*	12,832	78,275
Frontline Ltd.*	6,156	16,314
GasLog Ltd.	3,105	46,358
Green Plains Renewable Energy, Inc.	3,082	49,466
Halcon Resources Corp.*	28,074	124,368
Hallador Energy Co.	975	7,118
Jones Energy, Inc., Class A*	395	6,482
Knightsbridge Tankers Ltd.	3,112	31,649
L&L Energy, Inc.*	3,656	4,643
Magnum Hunter Resources Corp.*	14,498	89,453
Matador Resources Co.*	6,880	112,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Midstates Petroleum Co., Inc.*	4,059	$20,823
Miller Energy Resources, Inc.*	3,958	28,735
Nordic American Tankers Ltd.	8,102	66,761
Northern Oil and Gas, Inc.*	7,824	112,900
Panhandle Oil and Gas, Inc., Class A	51	1,442
PDC Energy, Inc.*	4,304	256,260
Penn Virginia Corp.*	6,739	44,814
PetroQuest Energy, Inc.*	594	2,382
Quicksilver Resources, Inc.*	12,855	25,324
Renewable Energy Group, Inc.*	2,057	31,164
Resolute Energy Corp.*	8,310	69,472
REX American Resources Corp.*	619	19,028
Sanchez Energy Corp.*	4,176	110,288
Scorpio Tankers, Inc.	22,057	215,276
SemGroup Corp., Class A	368	20,983
Ship Finance International Ltd.	6,648	101,515
Stone Energy Corp.*	5,970	193,607
Swift Energy Co.*	5,281	60,309
Teekay Tankers Ltd., Class A	7,617	19,957
Triangle Petroleum Corp.*	6,420	63,044
Ur-Energy, Inc.*	11,799	13,687
VAALCO Energy, Inc.*	3,506	19,564
W&T Offshore, Inc.	4,280	75,842
Warren Resources, Inc.*	8,928	26,159
Western Refining, Inc.	2,898	87,056
Westmoreland Coal Co.*	1,433	18,887
ZaZa Energy Corp.*	2,618	3,011

		4,453,441

Total Energy		24,222,101

Financials (22.5%)
Capital Markets (1.8%)
Apollo Investment Corp.	27,601	224,948
Arlington Asset Investment Corp.,
Class A	1,769	42,067
BlackRock Kelso Capital Corp.	9,052	85,903
Calamos Asset Management, Inc.,
Class A	2,436	24,336
Capital Southwest Corp.	1,644	56,241
CIFC Corp.	853	6,730
Cowen Group, Inc., Class A*	11,940	41,193
Dundee Corp., Class A*	82,797	1,539,859
FBR & Co.*	1,100	29,491
Fidus Investment Corp.	1,667	32,340
Fifth Street Finance Corp.	16,298	167,706
Garrison Capital, Inc.	708	10,464
GFI Group, Inc.	8,601	33,974
Gladstone Capital Corp.	2,725	23,789
Gladstone Investment Corp.	3,263	23,004
Golub Capital BDC, Inc.	4,225	73,261
GSV Capital Corp.*	2,320	34,382
Hercules Technology Growth Capital, Inc.	7,531	114,848
HFF, Inc., Class A	651	16,307
Horizon Technology Finance Corp. .	1,028	13,693
ICG Group, Inc.*	4,352	61,755
INTL FCStone, Inc.*	1,208	24,704
Investment Technology Group, Inc.*	4,593	72,202
Janus Capital Group, Inc.	18,318	155,886
JMP Group, Inc.	1,957	12,114
KCAP Financial, Inc.	3,456	31,035
KCG Holdings, Inc., Class A*	4,922	42,674
Main Street Capital Corp.	4,409	131,961
Manning & Napier, Inc.	1,669	27,839
MCG Capital Corp.	8,841	44,559
Medallion Financial Corp.	2,287	34,031
Medley Capital Corp.	4,577	63,117
MVC Capital, Inc.	2,946	38,475
New Mountain Finance Corp.	4,434	63,894
NGP Capital Resources Co.	2,575	19,132
Oppenheimer Holdings, Inc., Class A	1,270	22,568
PennantPark Floating Rate Capital Ltd.	1,677	23,109
PennantPark Investment Corp.	8,237	92,749
Piper Jaffray Cos., Inc.*	1,904	65,288
Prospect Capital Corp.	31,197	348,782
RCS Capital Corp., Class A	175	2,926
Safeguard Scientifics, Inc.*	2,603	40,841
Silvercrest Asset Management Group, Inc., Class A*	321	4,375
Solar Capital Ltd.	5,545	122,933
Solar Senior Capital Ltd.	1,413	25,547
Stellus Capital Investment Corp.	1,471	22,036
Stifel Financial Corp.*	7,805	321,722
SWS Group, Inc.*	3,537	19,736
TCP Capital Corp.	3,162	51,288
THL Credit, Inc.	3,852	60,168
TICC Capital Corp.	6,421	62,605
Triangle Capital Corp.	3,380	99,271
Walter Investment Management Corp.*	4,535	179,314
WhiteHorse Finance, Inc.	833	12,578
WisdomTree Investments, Inc.*	50,000	580,500

		5,576,250

Commercial Banks (5.5%)
1st Source Corp.	1,838	49,479
1st United Bancorp, Inc./Florida	3,739	27,407
Access National Corp.	920	13,119
American National Bankshares, Inc.	997	23,130
Ameris Bancorp*	2,939	54,019
Ames National Corp.	1,141	25,981
Arrow Financial Corp.	1,307	33,332
BancFirst Corp.	869	46,987
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,593	89,538
Bancorp, Inc./Delaware*	4,037	71,536
BancorpSouth, Inc.	11,475	228,811
Bank of Kentucky Financial Corp.	743	20,291
Bank of Marin Bancorp/California	683	28,379
Bank of the Ozarks, Inc.	1,101	52,837
Banner Corp.	2,397	91,469
Bar Harbor Bankshares	484	17,806
BBCN Bancorp, Inc.	9,385	129,138
BNC Bancorp	2,164	28,868
BOK Financial Corp.	3,800	240,730
Boston Private Financial Holdings, Inc.	9,797	108,747
Bridge Bancorp, Inc.	1,102	23,693
Bridge Capital Holdings*	1,170	19,867
Bryn Mawr Bank Corp.	1,655	44,635
C&F Financial Corp.	406	19,650
Camden National Corp.	935	38,241
Capital Bank Financial Corp., Class A*	3,036	66,640
Capital City Bank Group, Inc.*	1,510	17,788
Cardinal Financial Corp.	3,723	61,541
Cascade Bancorp*	766	4,466
Cathay General Bancorp	51,427	1,201,849
Center Bancorp, Inc.	1,406	20,021
Centerstate Banks, Inc.	3,689	35,710

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Central Pacific Financial Corp.	2,703	$47,843
Century Bancorp, Inc./Massachusetts, Class A	414	13,799
Chemical Financial Corp.	15,704	438,456
Chemung Financial Corp.	410	14,198
Citizens & Northern Corp.	1,539	30,688
City Holding Co.	1,927	83,323
CNB Financial Corp./Pennsylvania	1,592	27,144
CoBiz Financial, Inc.	4,365	42,166
Columbia Banking System, Inc.	6,102	150,719
Community Bank System, Inc.	4,938	168,485
Community Trust Bancorp, Inc.	1,737	70,505
CommunityOne Bancorp*	1,255	12,399
ConnectOne Bancorp, Inc.*	216	7,584
CU Bancorp*	1,128	20,586
Customers Bancorp, Inc.*	2,455	39,525
CVB Financial Corp.	11,291	152,654
Eagle Bancorp, Inc.*	2,735	77,373
East West Bancorp, Inc.	61,000	1,948,950
Enterprise Bancorp, Inc./Massachusetts	875	16,546
Enterprise Financial Services Corp.	2,249	37,738
F.N.B. Corp./Pennsylvania	17,822	216,181
Farmers Capital Bank Corp.*	901	19,696
Fidelity Southern Corp.	1,541	23,639
Financial Institutions, Inc.	1,708	34,946
First Bancorp, Inc./Maine	1,206	20,237
First Bancorp/North Carolina	2,403	34,723
First BanCorp/Puerto Rico*	8,866	50,359
First Busey Corp.	8,944	46,598
First Commonwealth Financial Corp.	12,155	92,256
First Community Bancshares, Inc./Virginia	2,204	36,035
First Connecticut Bancorp, Inc./Connecticut	2,123	31,208
First Financial Bancorp	7,165	108,693
First Financial Bankshares, Inc.	1,269	74,643
First Financial Corp./Indiana	1,393	43,977
First Financial Holdings, Inc.	2,869	158,254
First Interstate Bancsystem, Inc.	2,154	52,019
First Merchants Corp.	3,567	61,816
First Midwest Bancorp, Inc./Illinois	9,243	139,662
First NBC Bank Holding Co.*	506	12,336
First of Long Island Corp.	959	37,257
First Security Group, Inc./Tennessee*	7,611	15,831
FirstMerit Corp.	20,168	437,847
Flushing Financial Corp.	3,795	70,018
German American Bancorp, Inc.	1,596	40,251
Glacier Bancorp, Inc.	8,683	214,557
Great Southern Bancorp, Inc.	1,246	35,175
Guaranty Bancorp	1,927	26,381
Hampton Roads Bankshares, Inc.*	3,934	5,586
Hancock Holding Co.	10,165	318,978
Hanmi Financial Corp.	3,854	63,861
Heartland Financial USA, Inc.	1,823	50,789
Heritage Commerce Corp.	2,550	19,507
Heritage Financial Corp./Washington	1,827	28,355
Heritage Oaks Bancorp*	2,559	16,378
Home BancShares, Inc./Arkansas	4,001	121,510
Home Federal Bancorp, Inc./Idaho	1,829	23,009
HomeTrust Bancshares, Inc.*	2,579	42,553
Horizon Bancorp/Indiana	1,055	24,634
Hudson Valley Holding Corp.	2,018	37,898
IBERIABANK Corp.	3,571	185,228
Independent Bank Corp./Massachusetts	2,812	100,388
Independent Bank Group, Inc.	455	16,380
International Bancshares Corp.	6,561	141,914
Intervest Bancshares Corp., Class A*	2,159	17,121
Investors Bancorp, Inc.	5,198	113,732
Lakeland Bancorp, Inc.	3,662	41,197
Lakeland Financial Corp.	2,033	66,377
LCNB Corp.	691	13,537
Macatawa Bank Corp.*	2,858	15,376
MainSource Financial Group, Inc.	2,499	37,960
MB Financial, Inc.	6,565	185,396
Mercantile Bank Corp.	1,069	23,283
Merchants Bancshares, Inc.	688	19,918
Metro Bancorp, Inc.*	1,763	37,041
MetroCorp Bancshares, Inc.	1,929	26,543
Middleburg Financial Corp.	658	12,686
MidSouth Bancorp, Inc.	1,062	16,461
MidWestOne Financial Group, Inc.	818	21,031
National Bank Holdings Corp., Class A	6,405	131,559
National Bankshares, Inc./Virginia	880	31,583
National Penn Bancshares, Inc.	13,860	139,293
NBT Bancorp, Inc.	5,201	119,519
NewBridge Bancorp*	3,043	22,183
Northrim BanCorp, Inc.	801	19,304
OFG Bancorp	22,579	365,554
Old National Bancorp/Indiana	11,989	170,244
OmniAmerican Bancorp, Inc.*	1,411	34,513
Pacific Continental Corp.	2,235	29,301
Pacific Premier Bancorp, Inc.*	1,851	24,877
PacWest Bancorp	4,669	160,427
Palmetto Bancshares, Inc.*	522	6,807
Park National Corp.	1,417	112,056
Park Sterling Corp.	5,518	35,370
Peapack-Gladstone Financial Corp.	1,096	20,331
Penns Woods Bancorp, Inc.	441	21,971
Peoples Bancorp, Inc./Ohio	6,002	125,322
Pinnacle Financial Partners, Inc.*	4,294	128,004
Preferred Bank/California*	1,427	25,386
PrivateBancorp, Inc.	7,748	165,807
Prosperity Bancshares, Inc.	7,357	454,957
Renasant Corp.	3,759	102,132
Republic Bancorp, Inc./Kentucky, Class A	1,205	33,198
S&T Bancorp, Inc.	3,669	88,863
Sandy Spring Bancorp, Inc.	3,064	71,269
Seacoast Banking Corp. of Florida*	8,821	19,142
Sierra Bancorp	1,496	23,532
Simmons First National Corp., Class A	2,067	64,263
Southside Bancshares, Inc.	2,230	59,809
Southwest Bancorp, Inc./Oklahoma*	2,443	36,181
State Bank Financial Corp.	3,896	61,830
StellarOne Corp.	2,587	58,207
Sterling Bancorp/New York	3,917	53,780
Sterling Financial Corp./Washington	4,179	119,728
Suffolk Bancorp*	1,412	25,021
Sun Bancorp, Inc./New Jersey*	4,846	18,560
Susquehanna Bancshares, Inc.	22,306	279,940
SY Bancorp, Inc.	1,705	48,303
Taylor Capital Group, Inc.*	2,124	47,047
Texas Capital Bancshares, Inc.*	5,006	230,126
Tompkins Financial Corp.	1,762	81,440
TowneBank/Virginia	3,213	46,331
Trico Bancshares	1,981	45,127

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tristate Capital Holdings, Inc.*	787	$10,144
Trustmark Corp.	8,026	205,466
UMB Financial Corp.	4,313	234,368
Umpqua Holdings Corp.	13,463	218,370
Union First Market Bankshares Corp.	2,511	58,682
United Bankshares, Inc./West Virginia	5,316	154,058
United Community Banks, Inc./Georgia*	5,297	79,455
Univest Corp. of Pennsylvania	2,121	39,981
VantageSouth Bancshares, Inc.*	1,413	7,503
ViewPoint Financial Group, Inc.	4,886	100,994
Virginia Commerce Bancorp, Inc.*	3,309	51,389
Washington Banking Co.	1,976	27,783
Washington Trust Bancorp, Inc.	1,790	56,260
Webster Financial Corp.	10,884	277,869
WesBanco, Inc.	3,180	94,541
West Bancorp, Inc.	1,414	19,513
Westamerica Bancorp	3,310	164,639
Western Alliance Bancorp*	9,110	172,452
Wilshire Bancorp, Inc.	7,631	62,422
Wintrust Financial Corp.	4,554	187,033
Yadkin Financial Corp.*	1,731	29,825

		16,526,552

Consumer Finance (0.7%)
Cash America International, Inc.	3,505	158,706
Consumer Portfolio Services, Inc.*	884	5,242
DFC Global Corp.*	4,967	54,587
Encore Capital Group, Inc.*	637	29,213
EZCORP, Inc., Class A*	67,779	1,144,109
First Marblehead Corp.*	11,101	9,103
Green Dot Corp., Class A*	3,169	83,440
Imperial Holdings, Inc.*	2,095	13,261
Nelnet, Inc., Class A	2,819	108,391
Nicholas Financial, Inc.	1,257	20,477
Regional Management Corp.*	18,442	586,456

		2,212,985

Diversified Financial Services (2.4%)
California First National Bancorp	315	5,377
CBOE Holdings, Inc.	6,000	271,380
Gain Capital Holdings, Inc.	1,464	18,432
Marlin Business Services Corp.	1,013	25,285
NewStar Financial, Inc.*	3,236	59,122
Onex Corp.	51,000	2,677,500
PHH Corp.*	6,999	166,156
PICO Holdings, Inc.*	2,781	60,236
Resource America, Inc., Class A	1,476	11,852
Texas Pacific Land Trust	45,400	3,837,662

		7,133,002

Insurance (3.7%)
Ambac Financial Group, Inc.*	4,375	79,363
American Equity Investment Life Holding Co.	7,293	154,757
American Safety Insurance Holdings Ltd.*	1,087	32,827
AMERISAFE, Inc.	2,248	79,827
Amtrust Financial Services, Inc.	33,751	1,318,314
Argo Group International Holdings Ltd.	2,244	96,223
Arthur J. Gallagher & Co.	7,588	331,216
Aspen Insurance Holdings Ltd.	13,381	485,597
Assurant, Inc.	1,641	88,778
Baldwin & Lyons, Inc., Class B	1,141	27,818
Citizens, Inc./Texas*	5,301	45,801
CNO Financial Group, Inc.	26,710	384,624
Crawford & Co., Class B	2,134	20,700
Donegal Group, Inc., Class A	879	12,297
Eastern Insurance Holdings, Inc.	685	16,721
EMC Insurance Group, Inc.	555	16,750
Employers Holdings, Inc.	1,182	35,153
Enstar Group Ltd.*	762	104,089
FBL Financial Group, Inc., Class A	1,097	49,255
First American Financial Corp.	13,034	317,378
Fortegra Financial Corp.*	801	6,817
Global Indemnity plc*	751	19,120
Greenlight Capital Reinsurance Ltd., Class A*	42,609	1,211,800
Hallmark Financial Services, Inc.*	1,577	13,988
Hanover Insurance Group, Inc.	5,045	279,089
HCC Insurance Holdings, Inc.	6,029	264,191
Hilltop Holdings, Inc.*	7,611	140,804
Horace Mann Educators Corp.	4,886	138,665
Independence Holding Co.	976	13,937
Infinity Property & Casualty Corp.	739	47,739
Investors Title Co.	164	12,316
Kansas City Life Insurance Co.	502	22,198
Maiden Holdings Ltd.	5,388	63,632
Meadowbrook Insurance Group, Inc.	5,814	37,791
Montpelier Reinsurance Holdings Ltd.	23,347	608,189
National Interstate Corp.	616	17,131
National Western Life Insurance Co., Class A	272	54,881
Navigators Group, Inc.*	1,255	72,501
Old Republic International Corp.	41,248	635,219
OneBeacon Insurance Group Ltd., Class A	2,817	41,579
Phoenix Cos., Inc.*	722	27,920
Platinum Underwriters Holdings Ltd.	3,528	210,727
Primerica, Inc.	6,851	276,369
Protective Life Corp.	22,220	945,461
RLI Corp.	2,607	227,904
Safety Insurance Group, Inc.	1,591	84,275
Selective Insurance Group, Inc.	6,817	167,017
StanCorp Financial Group, Inc.	15,227	837,790
State Auto Financial Corp.	1,813	37,964
Stewart Information Services Corp.	2,604	83,302
Symetra Financial Corp.	9,599	171,054
Third Point Reinsurance Ltd.*	2,036	29,502
Tower Group International Ltd.	6,506	45,542
United Fire Group, Inc.	2,342	71,361
Universal Insurance Holdings, Inc.	2,676	18,866
Validus Holdings Ltd.	14,356	530,885

		11,165,014

Real Estate Investment Trusts (REITs) (4.8%)
Acadia Realty Trust (REIT)	5,508	135,937
AG Mortgage Investment Trust, Inc. (REIT)	3,511	58,353
Agree Realty Corp. (REIT)	1,659	50,069
American Assets Trust, Inc. (REIT)	4,163	127,013
American Capital Mortgage Investment Corp. (REIT)	7,296	144,169
American Realty Capital Properties, Inc. (REIT)	15,729	191,894
American Residential Properties, Inc. (REIT)*	1,675	29,497
AmREIT, Inc. (REIT)	2,311	40,096
Anworth Mortgage Asset Corp. (REIT)	18,080	87,326
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,631	70,715

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Residential Mortgage, Inc. (REIT)	3,934	$57,397
Ares Commercial Real Estate Corp. (REIT)	2,199	27,334
Armada Hoffler Properties, Inc. (REIT)	2,313	22,922
ARMOUR Residential REIT, Inc. (REIT)	46,122	193,712
Ashford Hospitality Trust, Inc. (REIT)	6,979	86,121
Associated Estates Realty Corp. (REIT)	6,654	99,211
Aviv REIT, Inc. (REIT)	1,268	28,910
Campus Crest Communities, Inc. (REIT)	7,940	85,752
CapLease, Inc. (REIT)	10,952	92,982
Capstead Mortgage Corp. (REIT)	11,826	139,192
Cedar Realty Trust, Inc. (REIT)	8,410	43,564
Chambers Street Properties (REIT)	28,355	248,957
Chatham Lodging Trust (REIT)	2,377	42,453
Chesapeake Lodging Trust (REIT)	6,008	141,428
Colonial Properties Trust (REIT)	10,706	240,778
Colony Financial, Inc. (REIT)	7,974	159,321
Cousins Properties, Inc. (REIT)	19,697	202,682
CubeSmart (REIT)	16,108	287,367
CyrusOne, Inc. (REIT)	2,351	44,622
CYS Investments, Inc. (REIT)	20,806	169,153
DCT Industrial Trust, Inc. (REIT)	35,128	252,570
DiamondRock Hospitality Co. (REIT)	23,518	250,937
DuPont Fabros Technology, Inc. (REIT)	4,344	111,945
Dynex Capital, Inc. (REIT)	6,840	59,987
EastGroup Properties, Inc. (REIT)	255	15,099
Education Realty Trust, Inc. (REIT)	13,422	122,140
Ellington Residential Mortgage REIT (REIT)	790	12,142
EPR Properties (REIT)	5,729	279,231
Equity Lifestyle Properties, Inc. (REIT)	36,000	1,230,120
Equity One, Inc. (REIT)	7,387	161,480
Excel Trust, Inc. (REIT)	5,944	71,328
FelCor Lodging Trust, Inc. (REIT)*	15,214	93,718
First Industrial Realty Trust, Inc. (REIT)	12,877	209,509
First Potomac Realty Trust (REIT)	7,187	90,341
Franklin Street Properties Corp. (REIT)	11,039	140,637
GEO Group, Inc. (REIT)	4,964	165,053
Getty Realty Corp. (REIT)	3,215	62,467
Gladstone Commercial Corp. (REIT)	1,592	28,592
Glimcher Realty Trust (REIT)	1,906	18,583
Government Properties Income Trust (REIT)	6,713	160,642
Gramercy Property Trust, Inc. (REIT)*	7,301	30,299
Healthcare Realty Trust, Inc. (REIT)	6,844	158,165
Hersha Hospitality Trust (REIT)	24,891	139,141
Highwoods Properties, Inc. (REIT)	7,449	263,024
Hudson Pacific Properties, Inc. (REIT)	5,358	104,213
Inland Real Estate Corp. (REIT)	1,598	16,348
Invesco Mortgage Capital, Inc. (REIT)	16,656	256,336
Investors Real Estate Trust (REIT)	11,905	98,216
iStar Financial, Inc. (REIT)*	10,061	121,134
JAVELIN Mortgage Investment Corp. (REIT)	1,676	19,827
Kite Realty Group Trust (REIT)	11,207	66,458
LaSalle Hotel Properties (REIT)	11,562	329,748
Lexington Realty Trust (REIT)	20,741	232,921
LTC Properties, Inc. (REIT)	608	23,092
Medical Properties Trust, Inc. (REIT)	19,496	237,266
Monmouth Real Estate Investment Corp. (REIT), Class A	5,123	46,466
MPG Office Trust, Inc. (REIT)*	7,050	22,067
New Residential Investment Corp. (REIT)	31,026	205,392
New York Mortgage Trust, Inc. (REIT)	7,924	49,525
NorthStar Realty Finance Corp. (REIT)	29,055	269,630
One Liberty Properties, Inc. (REIT)	1,479	29,994
Parkway Properties, Inc./Maryland (REIT)	5,350	95,070
Pebblebrook Hotel Trust (REIT)	7,332	210,502
Pennsylvania Real Estate Investment Trust (REIT)	8,090	151,283
PennyMac Mortgage Investment Trust (REIT)	7,441	168,762
Physicians Realty Trust (REIT)*	648	7,854
RAIT Financial Trust (REIT)	8,639	61,164
Ramco-Gershenson Properties Trust (REIT)	7,386	113,818
Redwood Trust, Inc. (REIT)	10,101	198,889
Resource Capital Corp. (REIT)	15,715	93,347
Retail Opportunity Investments Corp. (REIT)	8,367	115,632
Rexford Industrial Realty, Inc. (REIT)*	1,003	13,551
RLJ Lodging Trust (REIT)	15,054	353,618
Rouse Properties, Inc. (REIT)	81,996	1,687,478
Ryman Hospitality Properties, Inc. (REIT)	1,911	65,949
Sabra Health Care REIT, Inc. (REIT)	2,742	63,093
Select Income REIT (REIT)	2,691	69,428
Silver Bay Realty Trust Corp. (REIT)	1,924	30,130
Sovran Self Storage, Inc. (REIT)	360	27,245
STAG Industrial, Inc. (REIT)	5,135	103,316
Strategic Hotels & Resorts, Inc. (REIT)*	3,669	31,847
Summit Hotel Properties, Inc. (REIT)	9,069	83,344
Sunstone Hotel Investors, Inc. (REIT)	19,535	248,876
Terreno Realty Corp. (REIT)	2,735	48,574
UMH Properties, Inc. (REIT)	1,648	16,365
Urstadt Biddle Properties, Inc. (REIT), Class A	847	16,838
Washington Real Estate Investment Trust (REIT)	5,924	149,699
Western Asset Mortgage Capital Corp. (REIT)	2,991	47,826
Whitestone REIT (REIT)	2,127	31,331
Winthrop Realty Trust (REIT)	43,442	484,378
ZAIS Financial Corp. (REIT)	131	2,273

		14,396,190

Real Estate Management & Development (2.6%)
Alexander & Baldwin, Inc.*	5,269	189,789
Altisource Residential Corp.	3,064	70,411
AV Homes, Inc.*	1,189	20,760
Consolidated-Tomoka Land Co.	709	27,290
Dream Unlimited Corp.*	191,770	2,452,738

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Forestar Group, Inc.*	3,787	$81,534
Howard Hughes Corp.*	45,000	5,056,650
Kennedy-Wilson Holdings, Inc.	5,994	111,249
Tejon Ranch Co.*	112	3,454
Thomas Properties Group, Inc.	3,603	24,212

		8,038,087

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	10,833	134,763
Banc of California, Inc.	1,770	24,479
Bank Mutual Corp.	5,706	35,777
BankFinancial Corp.	2,541	22,666
BBX Capital Corp., Class A*	868	12,473
Beneficial Mutual Bancorp, Inc.*	3,864	38,524
Berkshire Hills Bancorp, Inc.	3,082	77,389
Brookline Bancorp, Inc.	8,636	81,265
Capitol Federal Financial, Inc.	18,187	226,064
Charter Financial Corp./Maryland	2,773	29,948
Clifton Savings Bancorp, Inc.	1,026	12,712
Dime Community Bancshares, Inc.	3,865	64,352
Doral Financial Corp.*	767	14,634
ESB Financial Corp.	1,514	19,303
ESSA Bancorp, Inc.	1,229	12,806
EverBank Financial Corp.	9,836	147,343
Farmer Mac, Class C	1,265	42,226
First Defiance Financial Corp.	1,180	27,600
First Federal Bancshares of Arkansas, Inc.*	263	2,459
First Financial Northwest, Inc.	1,439	15,009
Flagstar Bancorp, Inc.*	2,424	35,778
Fox Chase Bancorp, Inc.	1,516	26,378
Franklin Financial Corp./Virginia	1,369	25,956
Hingham Institution for Savings	159	11,116
Home Bancorp, Inc.*	797	14,394
Home Loan Servicing Solutions Ltd.	8,581	188,868
HomeStreet, Inc.	1,583	30,552
Kearny Financial Corp.*	1,898	19,398
Meridian Interstate Bancorp, Inc.*	1,001	21,812
Meta Financial Group, Inc.	651	24,738
MGIC Investment Corp.*	17,987	130,945
NASB Financial, Inc.*	489	13,413
Northfield Bancorp, Inc./New Jersey	5,484	66,576
Northwest Bancshares, Inc.	11,164	147,588
OceanFirst Financial Corp.	1,773	29,981
Oritani Financial Corp.	3,828	63,009
PennyMac Financial Services, Inc., Class A*	1,555	29,218
Provident Financial Holdings, Inc.	1,144	19,002
Provident Financial Services, Inc.	7,001	113,486
Provident New York Bancorp	5,427	59,100
Radian Group, Inc.	15,220	212,015
Rockville Financial, Inc.	3,430	44,590
Roma Financial Corp.*	130	2,417
Territorial Bancorp, Inc.	1,366	30,011
Tree.com, Inc.	355	9,322
TrustCo Bank Corp./New York	65,766	391,965
United Community Financial Corp./Ohio*	5,456	21,224
United Financial Bancorp, Inc.	2,450	39,617
Walker & Dunlop, Inc.*	2,014	32,043
Waterstone Financial, Inc.*	924	9,379
Westfield Financial, Inc.	2,420	17,085
WSFS Financial Corp.	959	57,780

		2,980,548

Total Financials		68,028,628

Health Care (1.9%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	480	13,186
Agios Pharmaceuticals, Inc.*	110	3,076
Alnylam Pharmaceuticals, Inc.*	408	26,116
Arena Pharmaceuticals, Inc.*	3,136	16,527
ArQule, Inc.*	507	1,181
Astex Pharmaceuticals, Inc.*	10,033	85,080
AVEO Pharmaceuticals, Inc.*	6,374	13,194
Bluebird Bio, Inc.*	117	3,154
Celldex Therapeutics, Inc.*	649	22,994
Curis, Inc.*	2,287	10,200
Cytokinetics, Inc.*	613	4,653
Cytori Therapeutics, Inc.*	1,839	4,285
Dynavax Technologies Corp.*	2,588	3,106
Emergent Biosolutions, Inc.*	2,778	52,921
Enzon Pharmaceuticals, Inc.	4,717	7,924
Geron Corp.*	15,820	52,997
Idenix Pharmaceuticals, Inc.*	1,485	7,737
ImmunoGen, Inc.*	2,415	41,103
Immunomedics, Inc.*	515	3,188
InterMune, Inc.*	745	11,451
Intrexon Corp.*	133	3,151
Lexicon Pharmaceuticals, Inc.*	2,203	5,221
Momenta Pharmaceuticals, Inc.*	991	14,260
NPS Pharmaceuticals, Inc.*	4,406	140,155
Onconova Therapeutics, Inc.*	109	2,885
Progenics Pharmaceuticals, Inc.*	1,237	6,222
Prothena Corp. plc*	1,438	29,091
PTC Therapeutics, Inc.*	140	3,004
Rigel Pharmaceuticals, Inc.*	10,693	38,281
SIGA Technologies, Inc.*	445	1,709
Spectrum Pharmaceuticals, Inc.	7,747	64,997
Targacept, Inc.*	3,472	18,436
Vical, Inc.*	671	839
XOMA Corp.*	969	4,341

		716,665

Health Care Equipment & Supplies (0.9%)
Alphatec Holdings, Inc.*	7,561	14,895
Analogic Corp.	823	68,013
AngioDynamics, Inc.*	3,031	40,009
Anika Therapeutics, Inc.*	606	14,520
ArthroCare Corp.*	627	22,309
Biolase, Inc.*	349	666
CONMED Corp.	3,418	116,178
CryoLife, Inc.	3,082	21,574
Cutera, Inc.*	1,783	15,869
Cynosure, Inc., Class A*	1,421	32,413
Derma Sciences, Inc.*	1,676	20,749
Exactech, Inc.*	910	18,336
Greatbatch, Inc.*	2,955	100,559
Hill-Rom Holdings, Inc.	9,026	323,402
ICU Medical, Inc.*	158	10,733
Integra LifeSciences Holdings Corp.*	1,117	44,959
Invacare Corp.	3,936	67,975
Medical Action Industries, Inc.*	1,049	6,965
Merit Medical Systems, Inc.*	5,216	63,270
Natus Medical, Inc.*	1,534	21,752
Navidea Biopharmaceuticals, Inc.*	2,158	5,719
NuVasive, Inc.*	4,272	104,621
OraSure Technologies, Inc.*	6,800	40,868
Orthofix International N.V.*	2,386	49,772
PhotoMedex, Inc.*	1,157	18,396
Rockwell Medical, Inc.*	4,052	46,233
RTI Surgical, Inc.*	6,891	25,772

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Solta Medical, Inc.*	8,898	$18,508
STAAR Surgical Co.*	302	4,089
STERIS Corp.	11,279	484,546
Symmetry Medical, Inc.*	4,561	37,218
Teleflex, Inc.	7,383	607,473
Tornier N.V.*	3,176	61,392
Wright Medical Group, Inc.*	4,746	123,776

		2,653,529

Health Care Providers & Services (0.6%)
Addus HomeCare Corp.*	591	17,121
Alliance HealthCare Services, Inc.*	361	9,996
Almost Family, Inc.	1,004	19,508
Amedisys, Inc.*	3,856	66,400
Amsurg Corp.*	2,775	110,168
BioScrip, Inc.*	5,454	47,886
Chindex International, Inc.*	1,170	19,949
Cross Country Healthcare, Inc.*	3,234	19,598
Ensign Group, Inc.	129	5,303
Five Star Quality Care, Inc.*	5,286	27,329
Hanger, Inc.*	2,432	82,104
HealthSouth Corp.	1,752	60,409
Healthways, Inc.*	1,467	27,154
Kindred Healthcare, Inc.	6,628	89,014
LHC Group, Inc.*	1,502	35,237
Magellan Health Services, Inc.*	3,219	193,011
National Healthcare Corp.	1,309	61,876
National Research Corp., Class A*	713	13,426
Owens & Minor, Inc.	6,116	211,552
PharMerica Corp.*	3,671	48,714
Select Medical Holdings Corp.	5,920	47,774
Skilled Healthcare Group, Inc., Class A*	198	863
Triple-S Management Corp., Class B*	2,732	50,242
Universal American Corp.	4,700	35,814
USMD Holdings, Inc.*	127	3,367
Vanguard Health Systems, Inc.*	577	12,123
WellCare Health Plans, Inc.*	5,209	363,276

		1,679,214

Health Care Technology (0.0%)
Omnicell, Inc.*	1,842	43,619
Vocera Communications, Inc.*	419	7,793

		51,412

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	8,864	54,957
Albany Molecular Research, Inc.*	2,847	36,698
Cambrex Corp.*	1,903	25,119
Harvard Bioscience, Inc.*	2,980	15,675
Pacific Biosciences of California, Inc.*	5,727	31,670

		164,119

Pharmaceuticals (0.1%)
Cornerstone Therapeutics, Inc.*	997	9,382
Hi-Tech Pharmacal Co., Inc.	893	38,533
Horizon Pharma, Inc.*	3,067	10,366
Impax Laboratories, Inc.*	8,416	172,612
Nektar Therapeutics*	4,388	45,855
Pernix Therapeutics Holdings*	2,083	5,687
Pozen, Inc.*	3,277	18,777
Sciclone Pharmaceuticals, Inc.*	1,759	8,918
XenoPort, Inc.*	4,513	25,634

		335,764

Total Health Care		5,600,703

Industrials (17.6%)
Aerospace & Defense (1.0%)
AAR Corp.	35,787	978,059
Aerovironment, Inc.*	2,270	52,437
American Science & Engineering, Inc.	849	51,203
API Technologies Corp.*	4,127	12,092
Cubic Corp.	2,266	121,639
Curtiss-Wright Corp.	5,500	258,280
DigitalGlobe, Inc.*	9,147	289,228
Ducommun, Inc.*	1,297	37,198
Engility Holdings, Inc.*	2,101	66,665
Erickson Air-Crane, Inc.*	140	2,192
Esterline Technologies Corp.*	3,780	301,984
GenCorp, Inc.*	1,623	26,017
KEYW Holding Corp.*	2,390	32,146
Kratos Defense & Security Solutions, Inc.*	5,383	44,571
LMI Aerospace, Inc.*	1,145	15,297
Moog, Inc., Class A*	4,923	288,832
National Presto Industries, Inc.	547	38,514
Orbital Sciences Corp.*	7,371	156,118
Sparton Corp.*	1,243	31,697
Teledyne Technologies, Inc.*	3,109	264,047

		3,068,216

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	6,492	48,625
Atlas Air Worldwide Holdings, Inc.*	3,055	140,866
Pacer International, Inc.*	3,924	24,289
UTi Worldwide, Inc.	3,180	48,050
XPO Logistics, Inc.*	2,577	55,844

		317,674

Airlines (0.4%)
Hawaiian Holdings, Inc.*	6,364	47,348
JetBlue Airways Corp.*	27,945	186,114
Republic Airways Holdings, Inc.*	2,899	34,498
SkyWest, Inc.	38,857	564,204
U.S. Airways Group, Inc.*	14,174	268,739

		1,100,903

Building Products (0.9%)
Apogee Enterprises, Inc.	20,376	604,760
Gibraltar Industries, Inc.*	35,405	504,875
Griffon Corp.	5,526	69,296
Insteel Industries, Inc.	189	3,043
NCI Building Systems, Inc.*	432	5,504
Ply Gem Holdings, Inc.*	198	2,768
Quanex Building Products Corp.	4,554	85,752
Simpson Manufacturing Co., Inc.	18,928	616,485
Universal Forest Products, Inc.	19,303	812,656

		2,705,139

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	6,441	171,459
ACCO Brands Corp.*	13,936	92,535
ARC Document Solutions, Inc.*	4,613	21,174
Brink’s Co.	1,703	48,195
Casella Waste Systems, Inc., Class A*	601	3,456
CECO Environmental Corp.	867	12,207
Cenveo, Inc.*	3,478	10,260
CompX International, Inc.	102	1,324
Consolidated Graphics, Inc.*	894	50,118
Costa, Inc.*	91	1,731
Courier Corp.	1,376	21,768
Deluxe Corp.	2,182	90,902
EnerNOC, Inc.*	2,107	31,584
Ennis, Inc.	3,206	57,836

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
G&K Services, Inc., Class A	1,897	$114,560
Heritage-Crystal Clean, Inc.*	98	1,766
HNI Corp.	313	11,324
Intersections, Inc.	1,132	9,928
Kimball International, Inc., Class B	3,946	43,761
Knoll, Inc.	1,890	32,017
McGrath RentCorp	14,435	515,330
Mine Safety Appliances Co.	10,582	546,137
Mobile Mini, Inc.*	68,104	2,319,622
Multi-Color Corp.	610	20,697
NL Industries, Inc.	795	9,023
Quad/Graphics, Inc.	3,071	93,236
Schawk, Inc.	20,979	311,328
Standard Parking Corp.*	641	17,237
Steelcase, Inc., Class A	9,160	152,239
Swisher Hygiene, Inc.*	13,367	8,107
Team, Inc.*	50,000	1,987,500
Tetra Tech, Inc.*	7,201	186,434
TMS International Corp., Class A	930	16,219
TRC Cos., Inc.*	1,908	14,119
UniFirst Corp.	809	84,476
United Stationers, Inc.	4,846	210,801
Viad Corp.	2,499	62,350
West Corp.	879	19,487

		7,402,247

Construction & Engineering (1.3%)
Aegion Corp.*	4,235	100,497
Ameresco, Inc., Class A*	2,364	23,687
Argan, Inc.	1,701	37,371
Comfort Systems USA, Inc.	3,379	56,801
Dycom Industries, Inc.*	2,543	71,179
EMCOR Group, Inc.	17,042	666,853
Furmanite Corp.*	189,536	1,876,406
Granite Construction, Inc.	26,706	817,204
Great Lakes Dredge & Dock Corp .	6,626	49,165
Layne Christensen Co.*	2,434	48,583
Michael Baker Corp.	1,087	43,991
MYR Group, Inc.*	2,563	62,281
Northwest Pipe Co.*	1,145	37,648
Orion Marine Group, Inc.*	3,405	35,446
Pike Electric Corp.	1,478	16,731
Sterling Construction Co., Inc.*	1,894	17,519
Tutor Perini Corp.*	4,545	96,899

		4,058,261

Electrical Equipment (1.0%)
American Superconductor Corp.*	5,484	12,833
Brady Corp., Class A	18,491	563,975
Encore Wire Corp.	2,221	87,596
EnerSys, Inc.	4,692	284,476
Franklin Electric Co., Inc.	12,919	509,009
General Cable Corp.	9,136	290,068
Global Power Equipment Group, Inc.	2,120	42,633
GrafTech International Ltd.*	14,338	121,156
II-VI, Inc.*	6,243	117,493
LSI Industries, Inc.	2,636	22,248
Powell Industries, Inc.*	8,101	496,510
Preformed Line Products Co.	288	20,716
Regal-Beloit Corp.	7,500	509,475
Revolution Lighting Technologies, Inc.*	345	883
Vicor Corp.*	2,216	18,127

		3,097,198

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	10,869	763,982

Machinery (3.8%)
Accuride Corp.*	410	2,107
Actuant Corp., Class A	8,794	341,559
Alamo Group, Inc.	864	42,258
Albany International Corp., Class A	2,924	104,884
American Railcar Industries, Inc.	1,164	45,664
Ampco-Pittsburgh Corp.	1,018	18,243
Astec Industries, Inc.	13,503	485,568
Barnes Group, Inc.	6,426	224,396
Briggs & Stratton Corp.	30,542	614,505
CIRCOR International, Inc.	4,432	275,582
Colfax Corp.*	12,000	677,880
Columbus McKinnon Corp.*	2,068	49,694
Commercial Vehicle Group, Inc.*	862	6,861
Douglas Dynamics, Inc.	278	4,095
Dynamic Materials Corp.	1,668	38,664
Energy Recovery, Inc.*	3,221	23,352
EnPro Industries, Inc.*	12,817	771,712
ESCO Technologies, Inc.	2,324	77,226
ExOne Co.*	109	4,643
Flow International Corp.*	4,848	19,344
FreightCar America, Inc.	1,456	30,110
Global Brass & Copper Holdings, Inc.*	759	13,313
Gorman-Rupp Co.	509	20,421
Greenbrier Cos., Inc.*	2,999	74,165
Hardinge, Inc.	1,444	22,310
Hurco Cos., Inc.	773	19,990
Kadant, Inc.	1,390	46,690
Kaydon Corp.	11,883	422,084
Kennametal, Inc.	12,715	579,804
L.B. Foster Co., Class A	1,242	56,809
Lincoln Electric Holdings, Inc.	11,115	740,481
Lydall, Inc.*	2,128	36,538
Meritor, Inc.*	11,980	94,163
Miller Industries, Inc.	1,333	22,634
Mueller Industries, Inc.	10,792	600,791
Navistar International Corp.*	52,501	1,915,236
NN, Inc.	2,162	33,641
Nordson Corp.	1,600	117,808
Pentair Ltd. (Registered)	6,768	439,514
PMFG, Inc.*	2,655	19,647
Standex International Corp.	1,253	74,428
Tecumseh Products Co., Class A*	2,231	19,967
Titan International, Inc.	1,573	23,029
Trinity Industries, Inc.	22,489	1,019,876
Twin Disc, Inc.	1,004	26,235
Wabash National Corp.*	48,982	571,130
Watts Water Technologies, Inc., Class A	11,307	637,376

		11,506,427

Marine (0.8%)
International Shipholding Corp.	672	18,440
Kirby Corp.*	26,000	2,250,300
Ultrapetrol Bahamas Ltd.*	2,517	9,413

		2,278,153

Professional Services (0.5%)
Acacia Research Corp.	4,304	99,250
CBIZ, Inc.*	4,746	35,310
CDI Corp.	1,709	26,165
CRA International, Inc.*	1,268	23,610

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Covey Co.*	401	$7,198
FTI Consulting, Inc.*	4,801	181,478
Heidrick & Struggles International, Inc.	2,208	42,084
Huron Consulting Group, Inc.*	2,477	130,315
ICF International, Inc.*	2,448	86,684
Insperity, Inc.	10,090	379,384
Kelly Services, Inc., Class A	3,286	63,978
Kforce, Inc.	299	5,289
Korn/Ferry International*	5,979	127,951
National Technical Systems, Inc.*	110	2,514
Navigant Consulting, Inc.*	6,237	96,424
Odyssey Marine Exploration, Inc.*	672	2,023
Pendrell Corp.*	17,146	33,263
Resources Connection, Inc.	5,066	68,746
RPX Corp.*	3,417	59,900
VSE Corp.	505	23,710

		1,495,276

Road & Rail (2.5%)
Arkansas Best Corp.	3,165	81,246
Celadon Group, Inc.	2,281	42,586
Genesee & Wyoming, Inc., Class A*	29,818	2,772,180
Heartland Express, Inc.	1,396	19,809
Marten Transport Ltd.	2,894	49,632
Patriot Transportation Holding, Inc.*	792	26,793
Quality Distribution, Inc.*	1,720	15,893
Roadrunner Transportation Systems, Inc.*	1,094	30,895
Saia, Inc.*	80,000	2,494,400
Vitran Corp., Inc.*	390,000	1,926,600
Werner Enterprises, Inc.	4,015	93,670
YRC Worldwide, Inc.*	1,064	17,960

		7,571,664

Trading Companies & Distributors (2.6%)
Aceto Corp.	2,693	42,065
Aircastle Ltd.	5,001	87,067
Applied Industrial Technologies, Inc.	3,252	167,478
CAI International, Inc.*	1,343	31,252
DXP Enterprises, Inc.*	35,000	2,763,950
Houston Wire & Cable Co.	1,536	20,690
Kaman Corp.	1,151	43,577
Rush Enterprises, Inc., Class A*	80,701	2,139,383
TAL International Group, Inc.	50,209	2,346,267
Textainer Group Holdings Ltd.	1,727	65,401
Titan Machinery, Inc.*	2,104	33,811

		7,740,941

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,950	82,674

Total Industrials		53,188,755

Information Technology (4.0%)
Communications Equipment (0.6%)
ADTRAN, Inc.	2,546	67,826
Anaren, Inc.*	1,291	32,921
ARRIS Group, Inc.*	1,715	29,258
Aviat Networks, Inc.*	7,523	19,409
Bel Fuse, Inc., Class B	1,269	22,131
Black Box Corp.	1,991	61,004
Calix, Inc.*	702	8,937
Ciena Corp.*	3,247	81,110
Comtech Telecommunications Corp.	2,075	50,464
Digi International, Inc.*	3,228	32,312
Emulex Corp.*	11,159	86,594
Extreme Networks, Inc.*	11,334	59,164
Finisar Corp.*	11,221	253,931
Globecomm Systems, Inc.*	2,863	40,168
Harmonic, Inc.*	11,661	89,673
Infinera Corp.*	1,470	16,626
KVH Industries, Inc.*	288	3,974
NETGEAR, Inc.*	4,729	145,937
Numerex Corp., Class A*	1,674	18,330
Oplink Communications, Inc.*	2,155	40,557
PC-Tel, Inc.	2,000	17,700
Plantronics, Inc.	443	20,400
Procera Networks, Inc.*	2,057	31,863
ShoreTel, Inc.*	6,259	37,804
Sonus Networks, Inc.*	24,693	83,462
Symmetricom, Inc.*	5,033	24,259
Tellabs, Inc.	40,477	91,883
Tessco Technologies, Inc.	615	20,726
ViaSat, Inc.*	3,035	193,481
Westell Technologies, Inc., Class A*	5,326	17,842

		1,699,746

Computers & Peripherals (0.1%)
Avid Technology, Inc.*	3,713	22,278
Cray, Inc.*	2,370	57,046
Electronics for Imaging, Inc.*	2,657	84,174
Fusion-io, Inc.*	2,799	37,479
Hutchinson Technology, Inc.*	2,863	9,963
Imation Corp.*	4,195	17,199
Immersion Corp.*	277	3,654
QLogic Corp.*	10,932	119,596
Quantum Corp.*	26,400	36,432
Super Micro Computer, Inc.*	3,884	52,589

		440,410

Electronic Equipment, Instruments & Components (1.4%)
Aeroflex Holding Corp.*	2,459	17,311
Agilysys, Inc.*	1,715	20,443
Anixter International, Inc.*	1,391	121,935
Audience, Inc.*	1,171	13,162
Belden, Inc.	609	39,006
Benchmark Electronics, Inc.*	40,052	916,790
Checkpoint Systems, Inc.*	5,030	84,001
Coherent, Inc.	463	28,451
Control4 Corp.*	163	2,823
CTS Corp.	3,766	59,390
Daktronics, Inc.	3,536	39,568
Electro Rent Corp.	1,162	21,079
Electro Scientific Industries, Inc.	2,948	34,521
Fabrinet*	3,471	58,452
FARO Technologies, Inc.*	187	7,886
Gerber Scientific, Inc. (Escrow Shares)(b)*†	4,688	—
GSI Group, Inc.*	3,720	35,489
Ingram Micro, Inc., Class A*	16,407	378,181
Insight Enterprises, Inc.*	5,358	101,373
Itron, Inc.*	4,691	200,916
Kemet Corp.*	5,533	23,128
Littelfuse, Inc.	263	20,572
Measurement Specialties, Inc.*	230	12,475
Mercury Systems, Inc.*	3,966	39,620
Methode Electronics, Inc.	2,031	56,868
Multi-Fineline Electronix, Inc.*	10,580	171,608
Newport Corp.*	4,799	75,008
OSI Systems, Inc.*	180	13,405
Park Electrochemical Corp.	2,555	73,201
PC Connection, Inc.	1,132	17,082
Plexus Corp.*	4,180	155,496

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
RadiSys Corp.*	2,893	$9,287
RealD, Inc.*	714	4,998
Richardson Electronics Ltd.	1,477	16,793
Rofin-Sinar Technologies, Inc.*	26,010	629,702
Rogers Corp.*	1,287	76,551
Sanmina Corp.*	9,813	171,629
ScanSource, Inc.*	3,211	111,101
SYNNEX Corp.*	3,112	191,232
TTM Technologies, Inc.*	6,535	63,716
Viasystems Group, Inc.*	493	7,124
Vishay Precision Group, Inc.*	1,554	22,611
Zygo Corp.*	2,029	32,423

		4,176,407

Internet Software & Services (0.3%)
Active Network, Inc.*	6,620	94,732
Angie’s List, Inc.*	2,255	50,738
Bankrate, Inc.*	5,664	116,509
Bazaarvoice, Inc.*	2,614	23,735
Blucora, Inc.*	1,881	43,225
Cvent, Inc.*	136	4,783
Dealertrack Technologies, Inc.*	589	25,233
Demand Media, Inc.*	4,385	27,713
Digital River, Inc.*	4,345	77,645
EarthLink, Inc.	12,706	62,895
Gogo, Inc.*	461	8,192
Internap Network Services Corp.*	6,547	45,502
IntraLinks Holdings, Inc.*	4,700	41,360
Limelight Networks, Inc.*	6,866	13,251
Marchex, Inc., Class B	2,790	20,311
Monster Worldwide, Inc.*	14,395	63,626
Perficient, Inc.*	3,550	65,178
QuinStreet, Inc.*	3,961	37,431
RealNetworks, Inc.*	2,630	22,513
Responsys, Inc.*	340	5,610
Shutterstock, Inc.*	288	20,943
TechTarget, Inc.*	1,937	9,666
Textura Corp.*	110	4,739
United Online, Inc.	11,341	90,501
Unwired Planet, Inc.*	739	1,278
Vocus, Inc.*	2,105	19,598

		996,907

IT Services (0.4%)
Acxiom Corp.*	6,551	185,983
CACI International, Inc., Class A*	2,835	195,927
CIBER, Inc.*	9,251	30,528
Convergys Corp.	12,422	232,913
CSG Systems International, Inc.	1,876	46,994
Global Cash Access Holdings, Inc.*	8,115	63,378
Hackett Group, Inc.	2,148	15,315
Lionbridge Technologies, Inc.*	450	1,661
Luxoft Holding, Inc.*	113	2,991
ManTech International Corp., Class A	2,920	83,979
ModusLink Global Solutions, Inc.*	4,723	12,941
MoneyGram International, Inc.*	1,977	38,710
PRGX Global, Inc.*	3,474	21,747
Sykes Enterprises, Inc.*	4,831	86,523
TeleTech Holdings, Inc.*	878	22,029
Unisys Corp.*	5,152	129,779

		1,171,398

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Energy Industries, Inc.*	317	5,554
Alpha & Omega Semiconductor Ltd.*	2,171	18,258
Amkor Technology, Inc.*	7,911	33,938
ANADIGICS, Inc.*	9,976	19,653
ATMI, Inc.*	3,902	103,481
Axcelis Technologies, Inc.*	13,230	27,915
Brooks Automation, Inc.	8,136	75,746
CEVA, Inc.*	2,703	46,627
Cirrus Logic, Inc.*	4,624	104,872
Cohu, Inc.	23,925	261,022
Diodes, Inc.*	972	23,814
DSP Group, Inc.*	2,456	17,315
Entegris, Inc.*	13,868	140,760
Entropic Communications, Inc.*	11,056	48,425
FormFactor, Inc.*	6,595	45,242
GSI Technology, Inc.*	2,580	18,137
GT Advanced Technologies, Inc.*	2,481	21,113
Inphi Corp.*	2,009	26,981
Integrated Device Technology, Inc.*	11,478	108,123
Integrated Silicon Solution, Inc.*	3,439	37,451
International Rectifier Corp.*	8,195	202,990
Intersil Corp., Class A	14,973	168,147
IXYS Corp.	3,014	29,085
Kopin Corp.*	8,252	33,256
Lattice Semiconductor Corp.*	10,599	47,271
LTX-Credence Corp.*	5,834	38,388
MA-COM Technology Solutions Holdings, Inc.*	104	1,770
Microsemi Corp.*	2,507	60,795
Mindspeed Technologies, Inc.*	854	2,596
MKS Instruments, Inc.	6,223	165,470
MoSys, Inc.*	854	3,177
Nanometrics, Inc.*	939	15,137
NeoPhotonics Corp.*	2,462	18,194
OmniVision Technologies, Inc.*	6,064	92,840
Pericom Semiconductor Corp.*	2,874	22,417
Photronics, Inc.*	7,516	58,850
PLX Technology, Inc.*	413	2,486
PMC-Sierra, Inc.*	14,267	94,447
RF Micro Devices, Inc.*	4,392	24,771
Rubicon Technology, Inc.*	1,947	23,578
Rudolph Technologies, Inc.*	3,357	38,270
Sigma Designs, Inc.*	3,802	21,253
Spansion, Inc., Class A*	5,807	58,593
Supertex, Inc.	1,213	30,737
Tessera Technologies, Inc.	6,469	125,175
TriQuint Semiconductor, Inc.*	17,408	141,527
Ultra Clean Holdings, Inc.*	2,780	19,210
Veeco Instruments, Inc.*	3,729	138,831
Volterra Semiconductor Corp.*	2,810	64,630

		2,928,318

Software (0.2%)
Accelrys, Inc.*	6,860	67,639
Actuate Corp.*	357	2,624
Aspen Technology, Inc.*	649	22,423
Cyan, Inc.*	772	7,759
Ebix, Inc.	1,017	10,109
EPIQ Systems, Inc.	3,624	47,909
ePlus, Inc.	438	22,636
Gigamon, Inc.*	546	21,097
Glu Mobile, Inc.*	425	1,186
Mentor Graphics Corp.	11,418	266,839
Progress Software Corp.*	3,432	88,820
QAD, Inc., Class A	22	300
Sapiens International Corp. N.V.	1,707	10,327
SeaChange International, Inc.*	4,017	46,075
TeleCommunication Systems, Inc., Class A*	5,656	13,914
Telenav, Inc.*	2,207	12,889

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TiVo, Inc.*	8,304	$103,302
VASCO Data Security International, Inc.*	2,136	16,853
Vringo, Inc.*	6,736	19,400

		782,101

Total Information Technology		12,195,287

Materials (3.9%)
Chemicals (2.2%)
A. Schulman, Inc.	20,968	617,717
Arabian American Development Co.*	191	1,738
Axiall Corp.	8,396	317,285
Cabot Corp.	18,507	790,434
Chase Corp.	582	17,099
FutureFuel Corp.	2,077	37,303
GSE Holding, Inc.*	958	1,993
H.B. Fuller Co.	13,500	610,065
Innospec, Inc.	173	8,072
Intrepid Potash, Inc.	6,723	105,417
KMG Chemicals, Inc.	182	4,002
Kraton Performance Polymers, Inc.*	4,008	78,517
LSB Industries, Inc.*	1,062	35,609
Marrone Bio Innovations, Inc.*	175	2,949
Minerals Technologies, Inc.	4,295	212,044
Olin Corp.	3,307	76,292
OM Group, Inc.*	3,684	124,445
Penford Corp.*	949	13,590
Quaker Chemical Corp.	1,220	89,121
RPM International, Inc.	22,441	812,364
Sensient Technologies Corp.	15,460	740,379
Stepan Co.	2,233	128,911
Taminco Corp.*	219	4,446
Tredegar Corp.	1,939	50,414
Valhi, Inc.	78,000	1,556,880
Zep, Inc.	1,730	28,130
Zoltek Cos., Inc.*	3,338	55,711

		6,520,927

Construction Materials (0.0%)
Texas Industries, Inc.*	189	12,533
United States Lime & Minerals, Inc.*	17	996

		13,529

Containers & Packaging (0.1%)
AptarGroup, Inc.	410	24,653
Boise, Inc.	12,042	151,729
Myers Industries, Inc.	2,982	59,968
UFP Technologies, Inc.*	700	15,939

		252,289

Metals & Mining (1.5%)
A.M. Castle & Co.*	2,153	34,663
AK Steel Holding Corp.*	16,784	62,940
Allied Nevada Gold Corp.*	12,819	53,583
AMCOL International Corp.	2,086	68,171
Carpenter Technology Corp.	9,200	534,612
Century Aluminum Co.*	6,349	51,110
Coeur Mining, Inc.*	7,512	90,520
Commercial Metals Co.	13,899	235,588
Dominion Diamond Corp.*	12,000	146,280
First Quantum Minerals Ltd.	18,000	334,440
General Moly, Inc.*	7,299	12,043
Globe Specialty Metals, Inc.	7,467	115,067
Handy & Harman Ltd.*	99	2,363
Haynes International, Inc.	1,504	68,176
Hecla Mining Co.	35,091	110,186
Horsehead Holding Corp.*	5,466	68,106
Kaiser Aluminum Corp.	2,232	159,030
Materion Corp.	1,220	39,113
McEwen Mining, Inc.*	33,454	80,290
Molycorp, Inc.*	15,235	99,942
Noranda Aluminum Holding Corp.	4,113	10,118
Olympic Steel, Inc.	840	23,335
Reliance Steel & Aluminum Co.	12,871	943,058
RTI International Metals, Inc.*	3,850	123,354
Schnitzer Steel Industries, Inc., Class A	2,696	74,248
Steel Dynamics, Inc.	36,100	603,231
Stillwater Mining Co.*	14,521	159,876
SunCoke Energy, Inc.*	8,575	145,775
Universal Stainless & Alloy Products, Inc.*	838	27,260
Walter Energy, Inc.	4,998	70,122

		4,546,600

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	572	27,324
Louisiana-Pacific Corp.*	4,749	83,535
Neenah Paper, Inc.	1,749	68,753
P.H. Glatfelter Co.	594	16,080
Resolute Forest Products, Inc.*	8,176	108,087
Schweitzer-Mauduit International, Inc.	1,068	64,646
Wausau Paper Corp.	281	3,650

		372,075

Total Materials		11,705,420

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
Cbeyond, Inc.*	3,217	20,621
Cincinnati Bell, Inc.*	17,527	47,674
Fairpoint Communications, Inc.*	548	5,233
Hawaiian Telcom Holdco, Inc.*	1,372	36,495
IDT Corp., Class B	207	3,674
inContact, Inc.*	616	5,094
Inteliquent, Inc.	2,509	24,237
Iridium Communications, Inc.*	7,856	54,049
magicJack VocalTec Ltd.*	749	9,640
ORBCOMM, Inc.*	4,416	23,272
Premiere Global Services, Inc.*	168,820	1,681,447
Straight Path Communications, Inc., Class B*	103	542
Towerstream Corp.*	1,831	5,237
Vonage Holdings Corp.*	10,323	32,414

		1,949,629

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,228	15,596
Leap Wireless International, Inc.*	5,157	81,429
NII Holdings, Inc.*	21,126	128,235
Shenandoah Telecommunications Co.	81	1,952
USA Mobility, Inc.	2,769	39,209

		266,421

Total Telecommunication Services		2,216,050

Utilities (1.8%)
Electric Utilities (0.8%)
ALLETE, Inc.	4,903	236,815
Cleco Corp.	7,261	325,583
El Paso Electric Co.	4,961	165,698
Empire District Electric Co.	5,265	114,040
IDACORP, Inc.	6,111	295,772
MGE Energy, Inc.	2,794	152,413
NRG Yield, Inc., Class A*	2,518	76,270
NV Energy, Inc.	205	4,840

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Otter Tail Corp.	4,447	$122,737
PNM Resources, Inc.	9,553	216,184
Portland General Electric Co.	9,206	259,885
UIL Holdings Corp.	6,237	231,892
Unitil Corp.	1,717	50,257
UNS Energy Corp.	4,734	220,699

		2,473,085

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	1,192	62,568
Delta Natural Gas Co., Inc.	872	19,262
Laclede Group, Inc.	4,015	180,675
New Jersey Resources Corp.	5,085	223,994
Northwest Natural Gas Co.	3,322	139,458
Piedmont Natural Gas Co., Inc.	9,184	301,970
South Jersey Industries, Inc.	3,191	186,929
Southwest Gas Corp.	5,519	275,950
WGL Holdings, Inc.	6,302	269,158

		1,659,964

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	14,742	63,538
Dynegy, Inc.*	11,977	231,396
Genie Energy Ltd., Class B*	1,584	15,523
Ormat Technologies, Inc.	2,155	57,689

		368,146

Multi-Utilities (0.2%)
Avista Corp.	7,361	194,330
Black Hills Corp.	5,356	267,050
NorthWestern Corp.	4,655	209,103

		670,483

Water Utilities (0.1%)
American States Water Co.	4,346	119,776
Artesian Resources Corp., Class A	927	20,626
California Water Service Group	5,832	118,506
Connecticut Water Service, Inc.	1,307	42,033
Consolidated Water Co., Ltd.	1,805	27,021
Middlesex Water Co.	1,923	41,133
SJW Corp.	1,371	38,415
York Water Co.	407	8,169
		415,679

Total Utilities		5,587,357

Total Common Stocks (80.6%)
(Cost $165,560,140)		243,777,477

INVESTMENT COMPANIES:
Exchange Traded Fund (ETF) (0.1%)
JZ Capital Partners Ltd.	33,000	245,215

Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*	1,040	25,459

Total Investment Companies (0.1%)
(Cost $246,435)		270,674

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/31/13(b)* (Cost $—)	1,449	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (80.7%) (Cost $165,806,575)		244,048,151
Other Assets Less Liabilities (19.3%)		58,192,664

Net Assets (100%)		$302,240,815

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
Vitran Corp., Inc.*	$4,495,500	$476,287	$5,130,777	$1,926,600	$—	$(1,110,640)

*	Not affiliated as of September 30, 2013.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	519	December-13	$54,580,419	$55,605,660	$1,025,241

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$54,566,663	$—	$—	$54,566,663
Consumer Staples	6,466,513	—	—	6,466,513
Energy	24,222,101	—	—	24,222,101
Financials	68,028,628	—	—	68,028,628
Health Care	5,600,703	—	—	5,600,703
Industrials	53,188,755	—	—	53,188,755
Information Technology	12,195,287	—	—	12,195,287
Materials	11,705,420	—	—	11,705,420
Telecommunication Services	2,216,050	—	—	2,216,050
Utilities	5,587,357	—	—	5,587,357
Futures	1,025,241	—	—	1,025,241
Investment Companies
Exchange Traded Funds (ETFs)	—	245,215	—	245,215
Investment Companies	25,459	—	—	25,459
Warrants
Energy	—	—	—	—

Total Assets	$244,828,177	$245,215	$—	$245,073,392

Total Liabilities	$—	$—	$—	$—

Total	$244,828,177	$245,215	$—	$245,073,392

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,889,431
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$119,356,952

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,781,629
Aggregate gross unrealized depreciation	(10,661,455)

Net unrealized appreciation	$77,120,174

Federal income tax cost of investments	$166,927,977

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Automobiles (2.5%)
Tesla Motors, Inc.*	91,040	$17,608,957
Toyota Motor Corp. (ADR)	964	123,421

		17,732,378

Household Durables (0.1%)
iRobot Corp.*	17,000	640,390

Internet & Catalog Retail (6.9%)
Amazon.com, Inc.*	70,465	22,030,178
Expedia, Inc.	6,706	347,304
Groupon, Inc.*	453,487	5,083,589
HomeAway, Inc.*	3,672	102,816
Netflix, Inc.*	10,835	3,350,290
priceline.com, Inc.*	10,553	10,668,555
Rakuten, Inc.	285,400	4,311,704
Shutterfly, Inc.*	2,000	111,760
TripAdvisor, Inc.*	6,876	521,476
Vipshop Holdings Ltd. (ADR)*	38,000	2,158,400

		48,686,072

Total Consumer Discretionary		67,058,840

Health Care (0.2%)
Health Care Technology (0.2%)
M3, Inc.	376	1,039,312

Total Health Care		1,039,312

Industrials (0.5%)
Commercial Services & Supplies (0.2%)
ADT Corp.*	29,260	1,189,712

Construction & Engineering (0.1%)
Quanta Services, Inc.*	33,950	933,964

Professional Services (0.2%)
Huron Consulting Group, Inc.*	19,490	1,025,369

Total Industrials		3,149,045

Information Technology (69.0%)
Communications Equipment (7.5%)
AAC Technologies Holdings, Inc.	102,000	463,582
ADTRAN, Inc.	3,700	98,568
Alcatel-Lucent (ADR)*	2,193,531	7,743,164
ARRIS Group, Inc.*	6,700	114,302
Aruba Networks, Inc.*	139,365	2,319,034
Blackberry Ltd.*	30,752	244,478
Brocade Communications Systems, Inc.*	28,400	228,620
Ciena Corp.*	78,690	1,965,676
Cisco Systems, Inc.	894,695	20,953,757
EchoStar Corp., Class A*	2,600	114,244
F5 Networks, Inc.*	27,935	2,395,706
Finisar Corp.*	5,900	133,517
Harris Corp.	6,700	397,310
Infinera Corp.*	6,800	76,908
InterDigital, Inc.	2,600	97,058
Ixia*	3,500	54,845
JDS Uniphase Corp.*	15,300	225,063
Juniper Networks, Inc.*	133,315	2,647,636
Motorola Solutions, Inc.	14,742	875,380
NETGEAR, Inc.*	2,600	80,236
Palo Alto Networks, Inc.*	50,152	2,297,965
Plantronics, Inc.	2,800	128,940
Polycom, Inc.*	9,762	106,601
QUALCOMM, Inc.	127,035	8,557,078
Riverbed Technology, Inc.*	10,328	150,685
Tellabs, Inc.	22,300	50,621
ViaSat, Inc.*	2,700	172,125

		52,693,099

Computers & Peripherals (9.1%)
3D Systems Corp.*	5,900	318,541
Advantech Co., Ltd.	83,000	464,589
Apple, Inc.	50,626	24,135,946
Asustek Computer, Inc.	107,000	852,251
Dell, Inc.	91,600	1,261,332
Diebold, Inc.	4,200	123,312
Electronics for Imaging, Inc.*	3,100	98,208
EMC Corp.	217,625	5,562,495
Fusion-io, Inc.*	56,233	752,960
Hewlett-Packard Co.	120,000	2,517,600
Lenovo Group Ltd.	469,000	490,412
Lexmark International, Inc., Class A	4,000	132,000
NCR Corp.*	10,500	415,905
NEC Corp.	22,000	50,806
NetApp, Inc.	59,828	2,549,869
QLogic Corp.*	6,100	66,734
SanDisk Corp.	136,805	8,141,266
Seagate Technology plc	138,595	6,062,145
Stratasys Ltd.*	3,885	393,395
Synaptics, Inc.*	2,000	88,560
Wacom Co., Ltd.	55,600	531,140
Western Digital Corp.	143,190	9,078,246

		64,087,712

Electronic Equipment, Instruments & Components (2.3%)
Amphenol Corp., Class A	9,907	766,604
Anixter International, Inc.*	1,600	140,256
Anritsu Corp.	25,600	324,509
Arrow Electronics, Inc.*	6,300	305,739
Avnet, Inc.	8,600	358,706
AVX Corp.	2,800	36,764
Benchmark Electronics, Inc.*	3,500	80,115
Celestica, Inc.*	9,600	105,888
Cognex Corp.	5,200	163,072
Coherent, Inc.	1,600	98,320
Corning, Inc.	91,200	1,330,608
Delta Electronics, Inc.	96,000	465,925
Dolby Laboratories, Inc., Class A	3,163	109,155
FEI Co.	2,500	219,500
FLIR Systems, Inc.	8,908	279,711
Hirose Electric Co., Ltd.	15,000	2,298,184
Ingram Micro, Inc., Class A*	9,800	225,890
IPG Photonics Corp.	1,900	106,989
Itron, Inc.*	2,600	111,358
Jabil Circuit, Inc.	11,500	249,320
Keyence Corp.	4,800	1,819,014
Littelfuse, Inc.	1,400	109,508
Molex, Inc.	8,619	332,004
Murata Manufacturing Co., Ltd.	12,500	952,490
National Instruments Corp.	12,000	371,160
Omron Corp.	38,500	1,388,499
OSI Systems, Inc.*	1,100	81,917
Plexus Corp.*	2,200	81,840
RealD, Inc.*	3,000	21,000
Rofin-Sinar Technologies, Inc.*	1,700	41,157
Sanmina Corp.*	5,500	96,195
SYNNEX Corp.*	1,600	98,320

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	25,811	$1,336,494
Tech Data Corp.*	2,200	109,802
TPK Holding Co., Ltd.	5,000	45,405
Trimble Navigation Ltd.*	16,000	475,360
Universal Display Corp.*	2,700	86,481
Vishay Intertechnology, Inc.*	8,500	109,565
WPG Holdings Ltd.	551,000	648,520

		15,981,344

Internet Software & Services (17.6%)
Akamai Technologies, Inc.*	130,695	6,756,932
Angie’s List, Inc.*	93,880	2,112,300
AOL, Inc.*	4,849	167,678
Bankrate, Inc.*	2,583	53,132
Bazaarvoice, Inc.*	14,470	131,388
Cornerstone OnDemand, Inc.*	2,792	143,620
CoStar Group, Inc.*	1,700	285,430
Dealertrack Technologies, Inc.*	2,800	119,952
eBay, Inc.*	128,115	7,147,536
Equinix, Inc.*	3,100	569,315
Facebook, Inc., Class A*	428,000	21,502,720
Google, Inc., Class A*	38,110	33,380,930
IAC/InterActiveCorp	4,600	251,482
j2 Global, Inc.	2,600	128,752
Kakaku.com, Inc.	78,600	1,830,362
LinkedIn Corp., Class A*	14,552	3,580,665
Liquidity Services, Inc.*	1,600	53,696
NetEase, Inc. (ADR)	69,110	5,018,077
OpenTable, Inc.*	1,500	104,970
Pandora Media, Inc.*	172,909	4,345,203
Phoenix New Media Ltd. (ADR)*	34,671	390,049
Qihoo 360 Technology Co., Ltd. (ADR)*	69,510	5,783,232
Rackspace Hosting, Inc.*	7,000	369,320
Renren, Inc. (ADR)*	878	2,959
SINA Corp.*	54,265	4,404,690
Tencent Holdings Ltd.	8,600	451,073
Trulia, Inc.*	81,565	3,836,002
ValueClick, Inc.*	4,600	95,910
VeriSign, Inc.*	8,400	427,476
Web.com Group, Inc.*	17,441	564,042
WebMD Health Corp.*	2,982	85,285
Yahoo! Japan Corp.	373,000	2,113,648
Yahoo!, Inc.*	182,685	6,057,835
Yandex N.V., Class A*	101,815	3,708,102
Yelp, Inc.*	112,137	7,421,227
Zillow, Inc., Class A*	1,387	117,021

		123,512,011

IT Services (10.0%)
Accenture plc, Class A	59,558	4,385,851
Acxiom Corp.*	4,700	133,433
Alliance Data Systems Corp.*	10,659	2,254,059
Automatic Data Processing, Inc.	50,481	3,653,815
Booz Allen Hamilton Holding Corp.	2,565	49,556
Broadridge Financial Solutions, Inc.	7,400	234,950
CACI International, Inc., Class A*	1,400	96,754
Cardtronics, Inc.*	2,600	96,460
Cognizant Technology Solutions Corp., Class A*	45,563	3,741,634
Computer Sciences Corp.	34,835	1,802,363
Convergys Corp.	6,800	127,500
CoreLogic, Inc.*	6,200	167,710
DST Systems, Inc.	1,800	135,738
Euronet Worldwide, Inc.*	3,100	123,380
ExlService Holdings, Inc.*	4,369	124,429
Fidelity National Information Services, Inc.	18,250	847,530
Fiserv, Inc.*	23,355	2,360,023
FleetCor Technologies, Inc.*	4,257	468,951
Gartner, Inc.*	5,800	348,000
Genpact Ltd.	80,674	1,523,125
Global Payments, Inc.	4,800	245,184
Heartland Payment Systems, Inc.	16,230	644,656
iGATE Corp.*	1,800	49,968
International Business Machines Corp.	69,231	12,820,197
Jack Henry & Associates, Inc.	5,300	273,533
Leidos Holdings, Inc.	4,625	210,530
Lender Processing Services, Inc.	5,300	176,331
ManTech International Corp., Class A	1,400	40,264
Mastercard, Inc., Class A	12,163	8,183,023
MAXIMUS, Inc.	4,400	198,176
NeuStar, Inc., Class A*	4,154	205,540
Paychex, Inc.	20,300	824,992
QIWI plc (ADR)	2,000	62,520
Sapient Corp.*	7,300	113,661
Science Applications International Corp.*	2,643	89,196
Syntel, Inc.	1,000	80,100
TeleTech Holdings, Inc.*	1,300	32,617
Teradata Corp.*	38,669	2,143,809
Total System Services, Inc.	10,200	300,084
Unisys Corp.*	2,700	68,013
Vantiv, Inc., Class A*	5,817	162,527
VeriFone Systems, Inc.*	7,100	162,306
Visa, Inc., Class A	88,855	16,980,190
Western Union Co.	168,090	3,136,559
WEX, Inc.*	2,323	203,843

		70,083,080

Office Electronics (0.1%)
Xerox Corp.	72,354	744,523
Zebra Technologies Corp., Class A*	3,100	141,143

		885,666

Semiconductors & Semiconductor Equipment (11.9%)
Advanced Micro Devices, Inc.*	38,200	145,160
Altera Corp.	19,900	739,484
Analog Devices, Inc.	51,070	2,402,843
Applied Materials, Inc.	346,845	6,083,661
ASM Pacific Technology Ltd.	34,200	347,031
ASML Holding N.V.	36,634	3,617,974
Atmel Corp.*	25,500	189,720
Avago Technologies Ltd.	92,620	3,993,774
Broadcom Corp., Class A	57,575	1,497,526
Cabot Microelectronics Corp.*	1,600	61,632
Cavium, Inc.*	3,200	131,840
Cirrus Logic, Inc.*	3,800	86,184
Cree, Inc.*	7,345	442,096
Cypress Semiconductor Corp.*	8,926	83,369
Diodes, Inc.*	2,200	53,900
Entegris, Inc.*	9,200	93,380
Fairchild Semiconductor International, Inc.*	8,000	111,120
First Solar, Inc.*	4,300	172,903
Freescale Semiconductor Ltd.*	153,366	2,553,544
Hittite Microwave Corp.*	1,700	111,095
Integrated Device Technology, Inc.*	9,100	85,722
Intel Corp.	474,500	10,875,540
International Rectifier Corp.*	11,715	290,181
Intersil Corp., Class A	7,900	88,717
KLA-Tencor Corp.	10,400	632,840

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.*	105,080	$5,379,045
Linear Technology Corp.	14,600	579,036
LSI Corp.	34,100	266,662
Marvell Technology Group Ltd.	313,360	3,603,640
Maxim Integrated Products, Inc.	26,200	780,760
MediaTek, Inc.	269,000	3,325,312
Microchip Technology, Inc.	12,300	495,567
Micron Technology, Inc.*	501,335	8,758,322
Microsemi Corp.*	6,000	145,500
MKS Instruments, Inc.	3,500	93,065
Montage Technology Group Ltd.*	4,590	65,178
NVIDIA Corp.	36,100	561,716
NXP Semiconductor N.V.*	77,970	2,901,264
OmniVision Technologies, Inc.*	3,568	54,626
ON Semiconductor Corp.*	28,141	205,429
PMC-Sierra, Inc.*	13,000	86,060
Power Integrations, Inc.	1,900	102,885
Rambus, Inc.*	7,400	69,560
RF Micro Devices, Inc.*	131,590	742,168
Samsung Electronics Co., Ltd.	1,419	1,804,986
Semtech Corp.*	4,300	128,957
Silicon Laboratories, Inc.*	12,000	512,520
SK Hynix, Inc.*	26,500	745,923
Skyworks Solutions, Inc.*	11,700	290,628
Spansion, Inc., Class A*	2,700	27,243
SunEdison, Inc.*	15,002	119,566
SunPower Corp.*	67,356	1,762,033
Taiwan Semiconductor Manufacturing Co., Ltd.	468,000	1,590,760
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	56,645	960,699
Teradyne, Inc.*	11,500	189,980
Tessera Technologies, Inc.	3,000	58,050
Texas Instruments, Inc.	141,545	5,700,017
TriQuint Semiconductor, Inc.*	10,400	84,552
Veeco Instruments, Inc.*	2,500	93,075
Xilinx, Inc.	140,460	6,581,956

		83,757,976

Software (10.5%)
ACI Worldwide, Inc.*	2,300	124,338
Activision Blizzard, Inc.	170,737	2,846,186
Adobe Systems, Inc.*	80,190	4,165,069
Advent Software, Inc.	2,000	63,500
ANSYS, Inc.*	5,800	501,816
Aspen Technology, Inc.*	134,613	4,650,879
Autodesk, Inc.*	41,160	1,694,557
Blackbaud, Inc.	2,900	113,216
BroadSoft, Inc.*	1,733	62,440
CA, Inc.	20,500	608,235
Cadence Design Systems, Inc.*	86,800	1,171,800
Citrix Systems, Inc.*	20,531	1,449,694
CommVault Systems, Inc.*	2,800	245,924
Compuware Corp.	13,000	145,600
Concur Technologies, Inc.*	2,900	320,450
Electronic Arts, Inc.*	18,800	480,340
FactSet Research Systems, Inc.	2,500	272,750
Fair Isaac Corp.	2,300	127,144
FireEye, Inc.*	1,037	43,067
Fortinet, Inc.*	8,700	176,262
Gigamon, Inc.*	31,046	1,199,617
Guidewire Software, Inc.*	3,583	168,795
Informatica Corp.*	6,800	264,996
Intuit, Inc.	40,580	2,690,860
Jive Software, Inc.*	1,812	22,650
Manhattan Associates, Inc.*	1,200	114,540
Mentor Graphics Corp.	6,000	140,220
MICROS Systems, Inc.*	4,790	239,213
Microsoft Corp.	607,085	20,222,001
MicroStrategy, Inc., Class A*	600	62,256
NetScout Systems, Inc.*	2,400	61,368
NetSuite, Inc.*	1,800	194,292
Nuance Communications, Inc.*	16,500	308,467
Open Text Corp.	3,684	275,011
Oracle Corp.	246,270	8,168,776
Pegasystems, Inc.	1,200	47,772
Progress Software Corp.*	3,404	88,095
PTC, Inc.*	7,462	212,145
QLIK Technologies, Inc.*	18,695	640,117
RealPage, Inc.*	2,400	55,584
Red Hat, Inc.*	11,800	544,452
Rovi Corp.*	5,927	113,621
Salesforce.com, Inc.*	193,870	10,063,792
SolarWinds, Inc.*	4,000	140,240
Solera Holdings, Inc.	4,269	225,702
Sourcefire, Inc.*	2,000	151,840
Splunk, Inc.*	4,989	299,539
SS&C Technologies Holdings, Inc.*	3,600	137,160
Symantec Corp.	90,967	2,251,433
Synchronoss Technologies, Inc.*	1,600	60,896
Synopsys, Inc.*	9,800	369,460
Take-Two Interactive Software, Inc.*	5,500	99,880
TIBCO Software, Inc.*	9,800	250,782
TiVo, Inc.*	7,900	98,276
Tyler Technologies, Inc.*	1,800	157,446
Ultimate Software Group, Inc.*	1,800	265,320
Verint Systems, Inc.*	3,469	128,561
VirnetX Holding Corp.*	2,700	55,080
VMware, Inc., Class A*	5,400	436,860
Workday, Inc., Class A*	38,700	3,131,991
Zynga, Inc., Class A*	32,007	117,786

		73,540,159

Total Information Technology		484,541,047

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	5,470	570,904
Nitto Denko Corp.	17,400	1,131,146

Total Materials		1,702,050

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	67,035	1,740,899

Total Telecommunication Services		1,740,899

Total Common Stocks (79.6%) (Cost $361,918,680)		559,231,193

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.2%)
iShares North American Tech ETF	315,950	25,168,577
Technology Select Sector SPDR Fund	1,890,600	60,555,918
Vanguard Information Technology Index ETF	612,600	49,455,198

Total Investment Companies (19.2%) (Cost $89,012,980)		135,179,693

Total Investments (98.8%) (Cost $450,931,660)		694,410,886
Other Assets Less Liabilities (1.2%)		8,170,163

Net Assets (100%)		$702,581,049

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$62,747,136	$4,311,704	$—	$67,058,840
Health Care	—	1,039,312	—	1,039,312
Industrials	3,149,045	—	—	3,149,045
Information Technology	461,536,626	23,004,421	—	484,541,047
Materials	570,904	1,131,146	—	1,702,050
Telecommunication Services	1,740,899	—	—	1,740,899
Investment Companies
Exchange Traded Funds (ETFs)	135,179,693	—	—	135,179,693

Total Assets	$664,924,303	$29,486,583	$—	$694,410,886

Total Liabilities	$—	$—	$—	$—

Total	$664,924,303	$29,486,583	$—	$694,410,886

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$295,141,333
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$345,820,323

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,646,675
Aggregate gross unrealized depreciation	(8,814,648)

Net unrealized appreciation	$225,832,027

Federal income tax cost of investments	$468,578,859

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,039,193	$10,416,656
EQ/Equity 500 Index Portfolio‡	477,065	14,145,125
EQ/Global Bond PLUS Portfolio‡	647,126	6,176,633
EQ/Global Multi-Sector Equity Portfolio‡	784,638	10,969,340
EQ/International ETF Portfolio‡	1,427,109	10,293,107
EQ/PIMCO Ultra Short Bond Portfolio‡	491,169	4,903,491
EQ/Small Company Index Portfolio‡	192,726	2,369,515
Multimanager Aggressive Equity Portfolio‡	61,926	2,261,093
Multimanager Large Cap Value Portfolio‡	132,308	1,664,920
Multimanager Mid Cap Growth Portfolio*‡	123,300	1,578,348
Multimanager Mid Cap Value Portfolio‡	182,389	2,276,256
Multimanager Multi-Sector Bond Portfolio‡	3,117,446	12,487,987

Total Investments (99.5%) (Cost $64,062,591)		79,542,471
Other Assets Less Liabilities (0.5%)		438,797

Net Assets (100%)		$79,981,268

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$9,184,814	$2,634,618	$1,280,128	$10,416,656	$—	$(1,647)
EQ/Equity 500 Index Portfolio	12,895,388	1,182,265	2,004,119	14,145,125	—	381,952
EQ/Global Bond PLUS Portfolio	5,724,485	1,439,325	784,023	6,176,633	816	62,351
EQ/Global Multi-Sector Equity Portfolio	10,626,716	835,769	1,672,075	10,969,340	2,524	129,045
EQ/International ETF Portfolio	10,518,704	889,681	2,397,448	10,293,107	—	57,731
EQ/PIMCO Ultra Short Bond Portfolio	4,685,410	922,501	712,404	4,903,491	—	(20)
EQ/Small Company Index Portfolio	2,361,139	192,958	713,323	2,369,515	—	87,018
Multimanager Aggressive Equity Portfolio	2,183,883	213,675	491,396	2,261,093	—	167,128
Multimanager Large Cap Value Portfolio	3,115,402	200,596	1,758,890	1,664,920	—	428,417
Multimanager Mid Cap Growth Portfolio	1,392,789	59,370	188,817	1,578,348	—	90,240
Multimanager Mid Cap Value Portfolio	2,459,992	168,559	743,275	2,276,256	—	139,773
Multimanager Multi-Sector Bond Portfolio	11,241,994	2,776,417	1,429,313	12,487,987	1,567	119

	$76,390,716	$11,515,734	$14,175,211	$79,542,471	$4,907	$1,542,107

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$79,542,471	$—	$79,542,471

Total Assets	$—	$79,542,471	$—	$79,542,471

Total Liabilities	$—	$—	$—	$—

Total	$—	$79,542,471	$—	$79,542,471

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,515,734
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,588,669

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,716,950
Aggregate gross unrealized depreciation	(366,661)

Net unrealized appreciation	$15,350,289

Federal income tax cost of investments	$64,192,182

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	931,807	$9,340,233
EQ/Equity 500 Index Portfolio‡	1,115,188	33,065,665
EQ/Global Bond PLUS Portfolio‡	585,890	5,592,148
EQ/Global Multi-Sector Equity Portfolio‡	1,293,567	18,084,249
EQ/International ETF Portfolio‡	2,495,477	17,998,771
EQ/PIMCO Ultra Short Bond Portfolio‡	447,292	4,465,458
EQ/Small Company Index Portfolio‡	570,254	7,011,114
Multimanager Aggressive Equity Portfolio‡	98,023	3,579,106
Multimanager Large Cap Value Portfolio‡	122,952	1,547,196
Multimanager Mid Cap Growth Portfolio*‡	80,502	1,030,497
Multimanager Mid Cap Value Portfolio‡	296,689	3,702,742
Multimanager Multi-Sector Bond Portfolio‡	2,715,508	10,877,887

Total Investments (99.7%) (Cost $94,264,429)		116,295,066
Other Assets Less Liabilities (0.3%)		296,293

Net Assets (100%)		$116,591,359

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$7,442,793	$2,652,113	$651,898	$9,340,233	$—	$(20)
EQ/Equity 500 Index Portfolio	27,678,550	3,212,115	3,126,716	33,065,665	—	65,993
EQ/Global Bond PLUS Portfolio	4,816,750	1,431,621	481,740	5,592,148	728	56,476
EQ/Global Multi-Sector Equity Portfolio	16,296,669	1,750,567	2,009,791	18,084,249	4,088	7,754
EQ/International ETF Portfolio	16,943,265	1,836,595	2,909,392	17,998,771	—	104,630
EQ/PIMCO Ultra Short Bond Portfolio	3,886,042	989,378	416,979	4,465,458	—	25
EQ/Small Company Index Portfolio	5,832,809	600,945	935,870	7,011,114	—	48,765
Multimanager Aggressive Equity Portfolio	2,967,967	356,763	418,996	3,579,106	—	42,647
Multimanager Large Cap Value Portfolio	2,879,512	325,420	1,774,122	1,547,196	—	411,931
Multimanager Mid Cap Growth Portfolio	914,332	79,544	173,665	1,030,497	—	57,098
Multimanager Mid Cap Value Portfolio	3,108,544	304,941	416,810	3,702,742	—	48,159
Multimanager Multi-Sector Bond Portfolio	8,880,139	2,901,129	821,610	10,877,887	1,343	386

	$101,647,372	$16,441,131	$14,137,589	$116,295,066	$6,159	$843,844

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$116,295,066	$—	$116,295,066

Total Assets	$—	$116,295,066	$—	$116,295,066

Total Liabilities	$—	$—	$—	$—

Total	$—	$116,295,066	$—	$116,295,066

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,441,131
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,805,211

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,141,335
Aggregate gross unrealized depreciation	(404,662)

Net unrealized appreciation	$21,736,673

Federal income tax cost of investments	$94,558,393

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	361,918	$3,627,785
EQ/Equity 500 Index Portfolio‡	886,621	26,288,575
EQ/Global Bond PLUS Portfolio‡	205,845	1,964,732
EQ/Global Multi-Sector Equity Portfolio‡	927,010	12,959,726
EQ/International ETF Portfolio‡	1,768,060	12,752,235
EQ/PIMCO Ultra Short Bond Portfolio‡	185,255	1,849,461
EQ/Small Company Index Portfolio‡	502,634	6,179,735
Multimanager Aggressive Equity Portfolio‡	34,971	1,276,888
Multimanager Large Cap Value Portfolio‡	55,779	701,908
Multimanager Mid Cap Growth Portfolio*‡	57,489	735,910
Multimanager Mid Cap Value Portfolio‡	125,683	1,568,557
Multimanager Multi-Sector Bond Portfolio‡	1,090,236	4,367,310

Total Investments (99.8%) (Cost $57,228,667)		74,272,822
Other Assets Less Liabilities (0.2%)		137,771

Net Assets (100%)		$74,410,593

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$2,581,558	$1,270,071	$183,992	$3,627,785	$—	$25
EQ/Equity 500 Index Portfolio	21,749,249	2,132,421	1,819,260	26,288,575	—	40,011
EQ/Global Bond PLUS Portfolio	1,739,400	416,388	126,644	1,964,732	261	20,294
EQ/Global Multi-Sector Equity Portfolio	11,222,410	1,088,042	811,035	12,959,726	2,930	5,365
EQ/International ETF Portfolio	11,879,361	1,156,635	1,806,018	12,752,235	—	81,906
EQ/PIMCO Ultra Short Bond Portfolio	1,370,590	592,506	116,064	1,849,461	—	(1)
EQ/Small Company Index Portfolio	4,780,337	822,496	711,896	6,179,735	—	54,745
Multimanager Aggressive Equity Portfolio	976,092	186,193	135,178	1,276,888	—	3,010
Multimanager Large Cap Value Portfolio	1,667,238	163,707	1,045,824	701,908	—	380,337
Multimanager Mid Cap Growth Portfolio	559,336	43,561	33,381	735,910	—	947
Multimanager Mid Cap Value Portfolio	1,312,603	148,390	196,587	1,568,557	—	18,073
Multimanager Multi-Sector Bond Portfolio	3,300,905	1,318,950	218,731	4,367,310	540	(36)

	$63,139,079	$9,339,360	$7,204,610	$74,272,822	$3,731	$604,676

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$74,272,822	$—	$74,272,822

Total Assets	$—	$74,272,822	$—	$74,272,822

Total Liabilities	$—	$—	$—	$—

Total	$—	$74,272,822	$—	$74,272,822

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,339,360
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,700,424

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,107,294
Aggregate gross unrealized depreciation	(128,829)

Net unrealized appreciation	$16,978,465

Federal income tax cost of investments	$57,294,357

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	119,721	$1,200,059
EQ/Equity 500 Index Portfolio‡	606,725	17,989,579
EQ/Global Bond PLUS Portfolio‡	10,491	100,129
EQ/Global Multi-Sector Equity Portfolio‡	616,829	8,623,357
EQ/International ETF Portfolio‡	1,235,106	8,908,272
EQ/PIMCO Ultra Short Bond Portfolio‡	33,007	329,517
EQ/Small Company Index Portfolio‡	352,868	4,338,412
Multimanager Aggressive Equity Portfolio‡	9,946	363,156
Multimanager Large Cap Value Portfolio‡	50,154	631,117
Multimanager Mid Cap Growth Portfolio*‡	33,880	433,690
Multimanager Mid Cap Value Portfolio‡	94,527	1,179,712
Multimanager Multi-Sector Bond Portfolio‡	255,641	1,024,058

Total Investments (99.8%) (Cost $33,956,443)		45,121,058
Other Assets Less Liabilities (0.2%)		104,884

Net Assets (100%)		$45,225,942

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$989,725	$323,065	$97,549	$1,200,059	$—	$92
EQ/Equity 500 Index Portfolio	14,683,094	1,959,667	1,544,608	17,989,579	—	12,509
EQ/Global Bond PLUS Portfolio	—	101,960	641	100,129	10	780
EQ/Global Multi-Sector Equity Portfolio	7,443,181	985,310	778,377	8,623,357	1,964	2,108
EQ/International ETF Portfolio	7,897,629	1,032,522	1,079,893	8,908,272	—	50,299
EQ/PIMCO Ultra Short Bond Portfolio	175,961	157,024	3,852	329,517	—	1
EQ/Small Company Index Portfolio	3,334,333	495,575	395,604	4,338,412	—	20,101
Multimanager Aggressive Equity Portfolio	264,058	127,747	98,679	363,156	—	1,530
Multimanager Large Cap Value Portfolio	975,176	124,235	516,841	631,117	—	131,441
Multimanager Mid Cap Growth Portfolio	329,911	24,613	19,199	433,690	—	329
Multimanager Mid Cap Value Portfolio	923,758	107,246	85,048	1,179,712	—	903
Multimanager Multi-Sector Bond Portfolio	611,574	498,579	78,080	1,024,058	127	33

	$37,628,400	$5,937,543	$4,698,371	$45,121,058	$2,101	$220,126

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$45,121,058	$—	$45,121,058

Total Assets	$—	$45,121,058	$—	$45,121,058

Total Liabilities	$—	$—	$—	$—

Total	$—	$45,121,058	$—	$45,121,058

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,937,543
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,855,635

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,146,304
Aggregate gross unrealized depreciation	(3,127)

Net unrealized appreciation	$11,143,177

Federal income tax cost of investments	$33,977,881

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the reporting period.

Transfers into, or out of, Level 3 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Significant transfers into and out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2013 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 27, 2013

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 27, 2013